================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                                 VALIC Company I
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31
Date of reporting period: May 31, 2004

================================================================================

Item 1. Reports to Shareholders

VALIC Company I, Annual Report at May 31, 2004.

                                                                VALIC Company I


                                                                  Annual Report

                                                                   May 31, 2004

                 VALIC COMPANY I - ANNUAL REPORT MAY 31, 2004



TABLE OF CONTENTS

                   President's Letter....................   1

                   Schedule of Investments:

                      Asset Allocation Fund..............   2
                      Blue Chip Growth Fund..............  11
                      Capital Conservation Fund..........  13
                      Core Equity Fund...................  17
                      Government Securities Fund.........  19
                      Growth & Income Fund...............  20
                      Growth Fund........................  22
                      Health Sciences Fund...............  25
                      Income & Growth Fund...............  27
                      International Equities Fund........  29
                      International Government Bond Fund.  40
                      International Growth I Fund........  43
                      Large Cap Growth Fund..............  45
                      Mid Cap Index Fund.................  47
                      Money Market I Fund................  52
                      Nasdaq-100(R) Index Fund...........  54
                      Science & Technology Fund..........  56
                      Small Cap Fund.....................  57
                      Small Cap Index Fund...............  61
                      Social Awareness Fund..............  78
                      Stock Index Fund...................  80
                      Value Fund.........................  86

                   Statements of Assets and Liabilities..  89

                   Statements of Operations..............  92

                   Statements of Changes in Net Assets...  95

                   Notes to Financial Statements......... 101

                   Financial Highlights.................. 115

                   Report of Independent Auditors........ 126

                   Director Information.................. 127

                   Shareholder Tax Information........... 129

                   Comparisons: Portfolios vs. Indexes... 130

--------------------------------------------------------------------------------

                                                                             1
                              PRESIDENT'S LETTER



Dear Valued Investor:

We are pleased to provide you with the Annual Report for VALIC Company I for the twelve month period ending May 31, 2004.

During the twelve month period, the market was influenced by additional signs of economic expansion and strong corporate earnings. Major stock indexes produced double-digit returns for the period. Despite volatility, most bond market returns were relatively flat for the year after peaking in June 2003. Inflation was subdued for most of the period, although energy and food prices moved upward beginning in December. The global environment continued to be dominated by events in Iraq and persistent terrorist threats.

This report contains data and analysis that provide insight into the market conditions affecting your particular fund's performance. You will also find detailed information about your fund's returns and holdings, as well as financial information.

With VALIC Company I, you have a wide range of investment choices, covering many asset classes, to help you meet your objectives. Each investor has his or her own risk tolerance and financial goals. We recommend that you contact your financial representative to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,

                                                  /s/ Evelyn M. Curran
                                          Evelyn M. Curran, President
                                          VALIC Company I

2
               ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2004




                                                 Number     Market
                                                of Shares   Value
            ----------------------------------  --------- ----------
            COMMON STOCK -- 51.97%
            Advertising -- 0.05%
              Interpublic Group of Cos., Inc.+.   1,970   $   28,329
              Omnicom Group, Inc...............     900       71,883
                                                          ----------
                                                             100,212
                                                          ----------
            Aerospace/Defense -- 0.85%
              Boeing Co........................   5,290      242,282
              General Dynamics Corp............   3,290      314,623
              Goodrich Corp....................     580       16,257
              Honeywell International, Inc.....   4,090      137,833
              Lockheed Martin Corp.............  10,720      531,069
              Northrop Grumman Corp............     890       91,786
              Raytheon Co......................   2,110       70,158
              Rockwell Collins, Inc............     860       25,834
              United Technologies Corp.........   2,450      207,294
                                                          ----------
                                                           1,637,136
                                                          ----------
            Airlines -- 0.03%
              Delta Air Lines, Inc.+...........     590        3,599
              Southwest Airlines Co............   3,760       58,318
                                                          ----------
                                                              61,917
                                                          ----------
            Apparel & Products -- 0.47%
              Gap, Inc.........................   4,260      102,879
              Jones Apparel Group, Inc.........   6,650      255,826
              Limited, Inc.....................   2,220       42,846
              Liz Claiborne, Inc...............     540       18,522
              Nike, Inc., Class B..............   4,480      318,752
              Reebok International, Ltd........   2,320       84,100
              TJX Cos., Inc....................   2,390       59,535
              VF Corp..........................     530       24,899
                                                          ----------
                                                             907,359
                                                          ----------
            Appliances/Furnishings -- 0.03%
              Leggett & Platt, Inc.............     920       23,258
              Maytag Corp......................     380        9,910
              Whirlpool Corp...................     340       22,620
                                                          ----------
                                                              55,788
                                                          ----------
            Automotive -- 0.60%
              AutoNation, Inc.+................   1,320       22,004
              AutoZone, Inc.+..................     410       35,568
              Cooper Tire & Rubber Co..........     360        7,592
              Danaher Corp.....................   9,140      429,854
              Delphi Automotive Systems Corp...   2,670       27,207
              Ford Motor Co....................   8,720      129,492
              General Motors Corp..............   9,960      452,085
              Genuine Parts Co.................     830       31,241
              Goodyear Tire & Rubber Co.+......     840        7,308
              Visteon Corp.....................     630        6,905
                                                          ----------
                                                           1,149,256
                                                          ----------
            Banks -- 3.81%
              AmSouth Bancorp..................   1,680       42,806
              Bank of America Corp.............  23,706    1,970,680
              Bank of New York Co., Inc........   3,680      110,658
              Bank One Corp....................  12,630      611,924
              BB&T Corp........................   2,600       97,968
              Charter One Financial, Inc.......   1,070       47,037
              Comerica, Inc....................     840       47,552
              Fifth Third Bancorp..............   2,690      146,040
              First Horizon National Corp......     600       27,942
              Huntington Bancshares, Inc.......   1,100       24,937
              KeyCorp..........................   2,000       62,820
              M&T Bank Corp....................     580       52,531
              Marshall & Ilsley Corp...........   1,080       44,442
              Mellon Financial Corp............   2,050       60,352
              National City Corp...............  21,000      745,290
              North Fork Bancorp., Inc.........   1,550       59,675
              Northern Trust Corp..............   1,060       45,527


                                                     Number     Market
                                                    of Shares   Value
        ---------------------------------------------------------------
        Banks (continued)
          PNC Financial Services Group.............   1,330   $   73,429
          Providian Financial Corp.+...............   1,380       18,768
          Regions Financial Corp...................   1,060       40,301
          SouthTrust Corp..........................   1,580       53,515
          State Street Bank & Trust Co.............   1,590       76,988
          SunTrust Bks., Inc.......................   1,340       87,207
          Synovus Financial Corp...................   1,440       37,080
          U.S. Bancorp.............................  15,270      429,087
          Union Planters Corp......................     900       27,099
          Wachovia Corp............................  20,240      955,530
          Wells Fargo & Co.........................  22,060    1,297,128
          Zions Bancorp............................     430       26,359
                                                              ----------
                                                               7,320,672
                                                              ----------
        Beverages -- 1.39%
          Adolph Coors Co., Class B................     180       11,601
          Anheuser-Busch Cos., Inc.................  10,150      540,690
          Brown-Forman Corp., Class B..............     580       27,869
          Coca-Cola Bottling Co....................  28,340    1,455,259
          Coca-Cola Enterprises, Inc...............   2,180       60,059
          Pepsi Bottling Group, Inc................   4,890      141,810
          PepsiCo, Inc.............................   8,150      434,966
                                                              ----------
                                                               2,672,254
                                                              ----------
        Broadcasting -- 0.54%
          Clear Channel Communications, Inc........   5,360      212,792
          Comcast Corp., Class A+..................  26,990      781,360
          Univision Communications, Inc., Class A+.   1,530       49,802
                                                              ----------
                                                               1,043,954
                                                              ----------
        Building Materials -- 0.18%
          American Standard Cos., Inc.+............   1,050       39,396
          Lowe's Cos., Inc.........................   3,740      200,352
          Masco Corp...............................   2,150       62,242
          Sherwin-Williams Co......................     700       27,510
          Vulcan Materials Co......................     500       22,380
                                                              ----------
                                                                 351,880
                                                              ----------
        Chemical -- 0.76%
          Air Products and Chemicals, Inc..........   1,080       53,968
          Ashland, Inc.............................     350       16,503
          Dow Chemical Co..........................   4,440      177,156
          E.I. du Pont de Nemours and Co...........  13,700      591,840
          Eastman Chemical Co......................   3,080      142,727
          Ecolab, Inc..............................   5,820      177,568
          Engelhard Corp...........................     600       18,162
          Great Lakes Chemical Corp................   2,540       62,941
          Hercules, Inc.+..........................     810        8,570
          Monsanto Co..............................   1,270       43,815
          PPG Industries, Inc......................     820       49,036
          Praxair, Inc.............................   1,540       56,965
          Rohm & Haas Co...........................   1,060       40,852
          Sigma-Aldrich Corp.......................     340       19,417
                                                              ----------
                                                               1,459,520
                                                              ----------
        Commercial Services -- 0.29%
          Ball Corp................................     270       18,444
          Cendant Corp.............................   5,800      133,052
          Cintas Corp..............................     810       36,758
          Convergys Corp.+.........................     700       10,276
          Deluxe Corp..............................   5,130      219,666
          Fluor Corp...............................     400       16,168
          Moody's Corp.............................     700       45,773
          Paychex, Inc.............................   1,790       67,143
                                                              ----------
                                                                 547,280
                                                              ----------
        Conglomerates -- 2.50%
          3M Co....................................  12,410    1,049,390
          Eaton Corp...............................     730       42,596

                                                                             3
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                     Number     Market
                                                    of Shares   Value
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Conglomerates (continued)
          General Electric Co.@....................  97,890   $3,046,337
          ITT Industries, Inc......................     440       35,442
          Loews Corp...............................   2,050      118,141
          Textron, Inc.............................     660       36,069
          Tyco International, Ltd..................  15,770      485,558
                                                              ----------
                                                               4,813,533
                                                              ----------
        Drugs -- 3.40%
          Abbott Laboratories......................  11,230      462,788
          Allergan, Inc............................   1,990      176,911
          Bristol-Myers Squibb Co..................  13,190      333,311
          Caremark Rx, Inc.+.......................   2,170       67,704
          Eli Lilly & Co...........................   7,730      569,469
          Forest Laboratories, Inc.+...............   3,380      214,258
          King Pharmaceuticals, Inc.+..............   1,140       15,231
          Merck & Co., Inc.........................  15,440      730,312
          Mylan Laboratories, Inc..................   1,280       28,557
          Pfizer, Inc.@............................  84,920    3,001,073
          Schering-Plough Corp.....................  14,550      245,895
          Watson Pharmaceuticals, Inc.+............     520       19,422
          Wyeth....................................  18,830      677,880
                                                              ----------
                                                               6,542,811
                                                              ----------
        Electronics/Electrical Equipment -- 0.78%
          Agilent Technologies, Inc.+..............   6,270      161,139
          American Power Conversion Corp...........     940       17,014
          Applera Corp. - Applied Biosystems Group.     980       18,992
          Comverse Technology, Inc.+...............     910       16,080
          Emerson Electric Co......................   4,770      284,769
          Jabil Circuit, Inc.+.....................     950       26,894
          JDS Uniphase Corp.+......................   6,840       23,598
          Johnson Controls, Inc....................     900       48,528
          Millipore Corp.+.........................     250       13,747
          Molex, Inc...............................   5,350      157,076
          NVIDIA Corp.+............................     780       18,392
          Parker Hannifin Corp.....................     580       32,225
          Perkinelmer, Inc.........................   3,440       67,114
          Pitney Bowes, Inc........................   1,120       49,650
          PMC-Sierra, Inc.+........................     830       11,703
          Power-One, Inc.+.........................     410        4,133
          Sanmina-SCI Corp.+.......................   2,470       26,133
          Solectron Corp.+.........................   4,570       25,135
          Symbol Technologies, Inc.................   1,100       16,203
          Tektronix, Inc...........................     420       13,255
          Thermo Electron Corp.+...................   6,960      214,229
          Thomas & Betts Corp......................     280        6,849
          W. W. Grainger, Inc......................     440       23,958
          Waters Corp.+............................   3,510      161,741
          Xerox Corp.+.............................   3,800       51,452
                                                              ----------
                                                               1,490,009
                                                              ----------
        Finance Companies -- 0.42%
          Capital One Financial Corp...............   3,240      226,994
          MBNA Corp................................  14,590      370,586
          SLM Corp.................................   5,430      208,132
                                                              ----------
                                                                 805,712
                                                              ----------
        Financial Services -- 3.77%
          American Express Co......................   9,720      492,804
          Bear Stearns Cos., Inc...................     490       39,719
          Charles Schwab Corp......................  14,170      138,866
          Citigroup, Inc.@.........................  57,200    2,655,796
          Countrywide Financial Corp...............   1,305       84,172
          E*TRADE Group, Inc.+.....................   1,780       20,310
          Equifax, Inc.............................     670       16,422
          Fannie Mae...............................   8,080      547,016
          Federated Investors, Inc., Class B.......     520       15,486
          Franklin Resources, Inc..................   1,180       59,330

                                                      Number     Market
                                                     of Shares   Value
      ------------------------------------------------------------------
      Financial Services (continued)
        Freddie Mac.................................   6,350   $  370,776
        Goldman Sachs Group, Inc....................   5,750      539,982
        H & R Block, Inc............................     840       41,034
        Janus Capital Group, Inc....................   1,150       18,826
        JP Morgan Chase & Co........................  22,960      845,846
        Lehman Brothers Holdings, Inc...............   1,320       99,858
        Merrill Lynch & Co., Inc....................  10,130      575,384
        Morgan Stanley..............................  11,170      597,707
        Piper Jaffray Cos.+.........................     160        7,744
        Principal Financial Group, Inc..............   1,530       53,474
        T. Rowe Price Group, Inc....................     610       29,378
                                                               ----------
                                                                7,249,930
                                                               ----------
      Foods -- 0.58%
        Archer-Daniels-Midland Co...................   3,080       51,220
        Campbell Soup Co............................  16,540      421,935
        ConAgra Foods, Inc..........................   2,550       71,706
        General Mills, Inc..........................   1,790       82,430
        H J Heinz Co................................   1,680       62,731
        Hershey Foods Corp..........................     630       55,900
        Kellogg Co..................................   1,960       83,104
        McCormick & Co., Inc........................     660       23,397
        Sara Lee Corp...............................   3,770       86,333
        Sysco Corp..................................   3,070      115,125
        Wm. Wrigley Jr. Co..........................   1,080       67,824
                                                               ----------
                                                                1,121,705
                                                               ----------
      Freight -- 0.49%
        FedEx Corp..................................   1,420      104,484
        Ryder System, Inc...........................     310       11,516
        United Parcel Service, Inc., Class B........  11,520      826,214
                                                               ----------
                                                                  942,214
                                                               ----------
      Hardware & Tools -- 0.19%
        Black & Decker Corp.........................   5,740      343,998
        Snap-on, Inc................................     280        9,416
        Stanley Works...............................     390       16,985
                                                               ----------
                                                                  370,399
                                                               ----------
      Healthcare -- 0.21%
        Anthem, Inc.+...............................     650       57,545
        Bausch & Lomb, Inc..........................     250       15,255
        Health Management Associates, Inc., Class A.   1,150       25,289
        Manor Care, Inc.............................   2,280       71,432
        McKesson Corp...............................   4,980      171,312
        Medco Health Solutions, Inc.+...............   2,010       70,410
                                                               ----------
                                                                  411,243
                                                               ----------
      Heavy Duty Trucks/Parts -- 0.09%
        Dana Corp...................................   5,800      108,170
        Navistar International Corp.+...............     340       12,903
        PACCAR, Inc.................................     825       46,035
                                                               ----------
                                                                  167,108
                                                               ----------
      Home Builders -- 0.04%
        Centex Corp.................................     580       28,124
        KB Home.....................................     240       15,811
        Pulte Homes, Inc............................     600       31,650
                                                               ----------
                                                                   75,585
                                                               ----------
      Hospital Management -- 0.07%
        HCA, Inc....................................   2,770      107,559
        Tenet Healthcare Corp.+.....................   2,210       26,343
                                                               ----------
                                                                  133,902
                                                               ----------
      Hospital Supplies -- 1.55%
        AmerisourceBergen Corp......................   3,310      198,534
        Baxter International, Inc...................   2,900       91,176
        Becton, Dickinson and Co....................   3,140      158,005
        Biomet, Inc.................................   1,210       48,545

4
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                       Number     Market
                                                      of Shares   Value
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Hospital Supplies (continued)
        Boston Scientific Corp.+.....................    3,900  $  172,770
        Cardinal Health, Inc.........................    4,370     295,893
        CR Bard, Inc.................................      260      29,164
        Hospira, Inc.+...............................    1,123      28,794
        Johnson & Johnson............................   26,920   1,499,713
        Medtronic, Inc...............................    6,100     292,190
        St. Jude Medical, Inc.+......................      820      62,533
        Stryker Corp.................................    1,900      96,615
                                                                ----------
                                                                 2,973,932
                                                                ----------
      Household Products -- 1.65%
        Alberto-Culver Co., Class B..................      430      20,219
        Avon Products, Inc...........................    1,120      99,299
        Clorox Co....................................    1,010      52,883
        Colgate-Palmolive Co.........................    7,030     402,116
        Fortune Brands, Inc..........................      690      51,957
        Gillette Co..................................   13,670     589,040
        International Flavors & Fragrances, Inc......      450      16,191
        Kimberly-Clark Corp..........................    2,390     157,501
        Newell Rubbermaid, Inc.......................    1,310      30,877
        Procter & Gamble Co..........................   16,340   1,761,779
                                                                ----------
                                                                 3,181,862
                                                                ----------
      Human Resources -- 0.01%
        Robert Half International, Inc...............      810      22,664
                                                                ----------
      Information Processing - Hardware -- 1.85%
        Apple Computer, Inc.+........................    5,120     143,667
        Dell, Inc.+..................................   28,080     987,854
        Gateway, Inc.+...............................    1,780       7,209
        Hewlett-Packard Co...........................   35,880     762,091
        International Business Machines Corp.........   15,160   1,343,025
        Lexmark International, Inc., Class A+........      620      58,478
        Network Appliance, Inc.+.....................    5,530     109,494
        Sun Microsystems, Inc.+......................   35,050     148,262
                                                                ----------
                                                                 3,560,080
                                                                ----------
      Information Processing - Services -- 1.45%
        Adobe Systems, Inc...........................    6,030     269,119
        Affiliated Computer Services, Inc., Class A+.      650      32,383
        Computer Sciences Corp.+.....................      890      38,795
        eBay, Inc.+..................................    7,930     704,184
        Electronic Data Systems Corp.................    2,280      37,278
        EMC Corp.+...................................   24,560     276,054
        First Data Corp..............................   10,615     459,523
        Fiserv, Inc.+................................    7,430     281,003
        Monster Worldwide, Inc.+.....................      530      13,414
        NCR Corp.+...................................      460      22,190
        SunGard Data Systems, Inc.+..................    4,760     131,900
        Symantec Corp.+..............................    5,630     257,854
        Unisys Corp.+................................    1,580      21,425
        Yahoo!, Inc.+................................    7,980     244,667
                                                                ----------
                                                                 2,789,789
                                                                ----------
      Information Processing - Software -- 2.14%
        Autodesk, Inc................................      540      19,364
        Automatic Data Processing, Inc...............    2,810     124,848
        BMC Software, Inc.+..........................    1,070      18,875
        Citrix Systems, Inc.+........................      780      16,419
        Computer Associates International, Inc.......    2,770      74,956
        Compuware Corp.+.............................    1,830      14,549
        IMS Health, Inc..............................    1,140      28,363
        Intuit, Inc.+................................    2,390      93,640
        Mercury Interactive Corp.+...................      430      20,614
        Microsoft Corp.@.............................  105,170   2,771,230
        Novell, Inc.+................................    1,800      16,398
        Oracle Corp.+................................   59,850     677,502
        Parametric Technology Corp.+.................    1,280       6,208
        PeopleSoft, Inc.+............................    4,030      72,057

                                                          Number     Market
                                                         of Shares   Value
   -------------------------------------------------------------------------
   Information Processing - Software (continued)
     Siebel Systems, Inc.+..............................   2,360   $   25,488
     VERITAS Software Corp.+............................   5,050      134,330
                                                                   ----------
                                                                    4,114,841
                                                                   ----------
   Insurance -- 3.26%
     ACE, Ltd...........................................   1,320       54,358
     Aetna, Inc.........................................   4,410      358,092
     AFLAC, Inc.........................................  11,240      456,344
     Allstate Corp......................................   9,040      397,579
     AMBAC Financial Group, Inc.........................     510       35,267
     American International Group, Inc.#................  25,250    1,850,825
     Aon Corp...........................................   1,500       41,445
     Chubb Corp.........................................     890       59,959
     CIGNA Corp.........................................     840       56,952
     Cincinnati Financial Corp..........................     808       34,542
     Hartford Financial Services Group, Inc.............   5,850      386,802
     Humana, Inc.+......................................   8,060      137,584
     Jefferson-Pilot Corp...............................     680       34,904
     Lincoln National Corp..............................     850       40,367
     Marsh & McLennan Cos., Inc.........................   7,560      333,547
     MBIA, Inc..........................................     690       38,219
     MetLife, Inc.......................................   9,820      349,101
     MGIC Investment Corp...............................     460       33,580
     Progressive Corp...................................   1,030       88,343
     Prudential Financial, Inc..........................   2,570      113,851
     Safeco Corp........................................     680       28,526
     St. Paul Cos., Inc.................................   9,961      395,253
     Torchmark Corp.....................................     540       29,263
     UnitedHealth Group, Inc............................   8,280      540,270
     UnumProvident Corp.................................   2,570       37,419
     Wellpoint Health Networks, Inc., Class A+..........   2,630      293,350
     XL Capital, Ltd., Class A..........................     660       49,269
                                                                   ----------
                                                                    6,275,011
                                                                   ----------
   Leisure and Tourism -- 0.67%
     Brunswick Corp.....................................     460       18,630
     Carnival Corp......................................   3,000      127,830
     Darden Restaurants, Inc............................     790       17,775
     Electronic Arts, Inc.+.............................   2,470      125,550
     Harley-Davidson, Inc...............................   1,440       82,786
     Harrah's Entertainment, Inc........................     550       28,270
     Hasbro, Inc........................................   4,100       80,606
     Hilton Hotels Corp.................................   1,810       31,404
     International Game Technology......................   1,650       64,845
     Marriott International, Inc., Class A..............   1,100       54,263
     Mattel, Inc........................................   5,510       96,315
     McDonald's Corp....................................  12,380      326,832
     Sabre Holdings Corp., Class A......................   1,390       35,445
     Starbucks Corp.+...................................   1,880       76,403
     Starwood Hotels & Resorts Worldwide, Inc., Class B.     990       41,758
     Wendy's International, Inc.........................     560       21,162
     Yum! Brands, Inc.+.................................   1,400       52,500
                                                                   ----------
                                                                    1,282,374
                                                                   ----------
   Machinery -- 0.50%
     Caterpillar, Inc...................................   1,650      124,328
     Cooper Industries, Ltd., Class A...................     440       25,036
     Crane Co...........................................     290        8,755
     Cummins, Inc.......................................     210       12,230
     Deere & Co.........................................   1,160       76,212
     Dover Corp.........................................   8,290      322,978
     Illinois Tool Works, Inc...........................   1,460      131,225
     Ingersoll-Rand Co., Class A........................   3,260      212,878
     Pall Corp..........................................     600       14,508
     Rockwell Automation, Inc...........................     900       30,474
                                                                   ----------
                                                                      958,624
                                                                   ----------

                                                                             5
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                       Number     Market
                                                      of Shares   Value
     --------------------------------------------------------------------
     COMMON STOCK (continued)
     Medical - Biomedical/Gene -- 0.62%
       Amgen, Inc.+..................................  15,180   $  830,346
       Biogen, Inc.+.................................   1,560       96,954
       Genzyme Corp.+................................   5,450      237,511
       MedImmune, Inc.+..............................   1,170       28,162
                                                                ----------
                                                                 1,192,973
                                                                ----------
     Medical Technology -- 0.30%
       Chiron Corp.+.................................   2,090       93,528
       Guidant Corp..................................   5,550      301,587
       Quest Diagnostics, Inc........................     930       80,120
       Zimmer Holdings, Inc.+........................   1,150       98,152
                                                                ----------
                                                                   573,387
                                                                ----------
     Metals -- 0.38%
       Alcoa, Inc....................................  12,680      396,884
       Allegheny Technologies, Inc...................   3,930       47,199
       Freeport-McMoRan Copper & Gold, Inc., Class B.     840       28,249
       Newmont Mining Corp...........................   4,490      178,298
       Nucor Corp....................................     380       25,023
       Phelps Dodge Corp.+...........................     440       29,876
       United States Steel Corp......................     540       16,395
       Worthington Industries, Inc...................     420        8,039
                                                                ----------
                                                                   729,963
                                                                ----------
     Multimedia -- 1.23%
       Gannett Co., Inc..............................   1,290      113,262
       McGraw-Hill Cos., Inc.........................     910       70,907
       Meredith Corp.................................     240       12,590
       Time Warner, Inc.+@...........................  53,860      917,774
       Viacom, Inc., Class B.........................  16,840      621,228
       Walt Disney Co................................  26,880      630,874
                                                                ----------
                                                                 2,366,635
                                                                ----------
     Oil and Gas -- 3.39%
       Amerada Hess Corp.............................   4,150      292,948
       Anadarko Petroleum Corp.......................  10,600      577,912
       Apache Corp...................................   1,540       62,154
       Baker Hughes, Inc.............................   1,600       54,448
       BJ Services Co.+..............................     760       31,836
       Burlington Resources, Inc.....................     950       63,593
       ChevronTexaco Corp............................  11,240    1,016,096
       ConocoPhillips................................   8,730      640,171
       Devon Energy Corp.............................   1,100       65,296
       Dynegy, Inc., Class A+........................   1,800        7,902
       El Paso Corp..................................  11,070       79,815
       EOG Resources, Inc............................     550       29,387
       Exxon Mobil Corp.@............................  63,940    2,765,405
       Halliburton Co................................   2,090       60,694
       Kerr-McGee Corp...............................   4,420      217,685
       Kinder Morgan, Inc............................     590       35,400
       Marathon Oil Corp.............................   1,620       54,011
       Nabors Industries, Ltd.+......................     700       28,980
       Noble Corp.+..................................     640       22,054
       Occidental Petroleum Corp.....................   1,840       81,328
       Peoples Energy Corp...........................     180        7,456
       Rowan Cos., Inc.+.............................     500       10,990
       Schlumberger, Ltd.............................   2,800      160,076
       Sunoco, Inc...................................     370       22,766
       Transocean, Inc.+.............................   1,520       40,630
       Unocal Corp...................................   1,240       44,181
       Valero Energy Corp............................     610       40,327
                                                                ----------
                                                                 6,513,541
                                                                ----------
     Paper/Forest Products -- 0.31%
       Avery Dennison Corp...........................     530       31,291
       Bemis Co., Inc................................     510       14,050
       Boise Cascade Corp............................     420       14,763
       Georgia-Pacific Corp..........................   5,100      182,682

                                                        Number     Market
                                                       of Shares   Value
     ---------------------------------------------------------------------
     Paper/Forest Products (continued)
       International Paper Co.........................   2,280   $   95,600
       Louisiana-Pacific Corp.........................   3,320       76,692
       Meadwestvaco Corp..............................     960       26,515
       Pactiv Corp.+..................................     750       17,685
       Plum Creek Timber Co., Inc.....................     880       27,562
       Sealed Air Corp.+..............................     420       21,113
       Temple-Inland, Inc.............................     280       18,290
       Weyerhaeuser Co................................   1,120       67,738
                                                                 ----------
                                                                    593,981
                                                                 ----------
     Photography -- 0.02%
       Eastman Kodak Co...............................   1,360       35,605
                                                                 ----------
     Pollution Control -- 0.05%
       Allied Waste Industries, Inc.+.................   1,520       20,155
       Waste Management, Inc..........................   2,740       78,803
                                                                 ----------
                                                                     98,958
                                                                 ----------
     Publishing -- 0.17%
       Dow Jones & Co., Inc...........................     390       18,693
       Knight-Ridder, Inc.............................     390       29,632
       New York Times Co., Class A....................     720       33,574
       R. R. Donnelley & Sons Co......................   1,030       31,168
       Tribune Co.....................................   4,260      205,715
                                                                 ----------
                                                                    318,782
                                                                 ----------
     Railroads & Equipment -- 0.35%
       Burlington Northern Santa Fe Corp..............   1,780       58,633
       CSX Corp.......................................   1,020       32,232
       Norfolk Southern Corp..........................  21,310      516,341
       Union Pacific Corp.............................   1,250       72,900
                                                                 ----------
                                                                    680,106
                                                                 ----------
     Real Estate Investment Trusts -- 0.09%
       Apartment Investment & Management Co., Class A.     450       12,996
       Equity Office Properties Trust.................   1,910       51,475
       Equity Residential.............................   1,330       39,155
       Prologis Trust.................................     870       27,892
       Simon Property Group, Inc......................     970       50,023
                                                                 ----------
                                                                    181,541
                                                                 ----------
     Retail -- 3.31%
       Albertson's, Inc...............................   1,750       41,003
       Bed Bath & Beyond, Inc.+.......................   7,750      288,687
       Best Buy Co., Inc..............................   1,540       81,250
       Big Lots, Inc.+................................     560        8,187
       Circuit City Stores, Inc.......................     950       11,372
       Costco Wholesale Corp..........................   2,180       82,360
       CVS Corp.......................................  10,090      420,551
       Dillard's, Inc., Class A.......................     400        8,004
       Dollar General Corp............................   1,600       31,040
       Express Scripts, Inc., Class A+................     360       28,174
       Family Dollar Stores, Inc......................     830       26,029
       Federated Department Stores, Inc...............     860       41,031
       Home Depot, Inc................................  21,370      767,610
       JC Penney Co., Inc.............................   8,300      296,974
       Kohl's Corp.+..................................   3,250      154,570
       Kroger Co.+....................................   3,550       59,250
       May Department Stores Co.......................   1,370       39,264
       Nordstrom, Inc.................................     660       26,763
       Office Depot, Inc.+............................   1,470       24,020
       RadioShack Corp................................   3,720      113,051
       Safeway, Inc.+.................................   2,100       47,376
       Sears, Roebuck and Co..........................   1,060       40,280
       Staples, Inc...................................  14,730      406,253
       SUPERVALU, Inc.................................     650       20,163
       Target Corp....................................   9,630      430,461
       Tiffany & Co...................................     690       24,405
       Toys 'R' Us, Inc.+.............................   1,010       15,877
       Wal-Mart Stores, Inc...........................  47,540    2,649,404

6
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                     Number     Market
                                                    of Shares   Value
       -------------------------------------------  --------- ----------
       COMMON STOCK (continued)
       Retail (continued)
         Walgreen Co...............................   4,880   $  170,849
         Winn-Dixie Stores, Inc....................   1,840       11,647
                                                              ----------
                                                               6,365,905
                                                              ----------
       Savings & Loan -- 0.14%
         Golden West Financial Corp................     730       79,402
         Washington Mutual, Inc....................   4,290      187,387
                                                              ----------
                                                                 266,789
                                                              ----------
       Schools -- 0.12%
         Apollo Group, Inc., Class A+..............   2,540      238,252
                                                              ----------
       Semiconductors -- 1.87%
         Advanced Micro Devices, Inc.+.............   1,660       25,813
         Altera Corp.+.............................   1,800       41,202
         Analog Devices, Inc.......................   1,780       87,487
         Applied Materials, Inc.+..................  19,750      394,210
         Applied Micro Circuits Corp.+.............  16,080       86,671
         Broadcom Corp., Class A+..................   1,440       60,782
         Intel Corp................................  56,190    1,604,224
         KLA-Tencor Corp.+.........................   3,790      182,602
         Linear Technology Corp....................   1,480       58,697
         LSI Logic Corp.+..........................   5,220       42,804
         Maxim Integrated Products, Inc............   1,560       79,295
         Micron Technology, Inc.+..................   2,900       43,587
         National Semiconductor Corp.+.............  10,040      217,567
         Novellus Systems, Inc.+...................     740       24,635
         QLogic Corp.+.............................   2,060       63,242
         Teradyne, Inc.+...........................     920       20,507
         Texas Instruments, Inc....................  19,270      503,140
         Xilinx, Inc...............................   1,640       59,827
                                                              ----------
                                                               3,596,292
                                                              ----------
       Telecommunications -- 2.54%
         ADC Telecommunications, Inc.+.............   3,840        9,754
         Alltel Corp...............................   5,900      298,717
         Andrew Corp.+.............................   5,200      102,180
         AT&T Wireless Services, Inc.+.............  22,550      319,308
         Avaya, Inc.+..............................   2,020       31,976
         BellSouth Corp............................  10,640      265,574
         CenturyTel, Inc...........................     690       20,624
         Ciena Corp.+..............................   2,740        9,864
         Cisco Systems, Inc.+......................  64,540    1,429,561
         Citizens Communications Co.+..............   1,350       17,145
         Corning, Inc.+............................   6,420       79,544
         Lucent Technologies, Inc.+................  20,300       72,471
         Motorola, Inc.............................  24,510      484,563
         Nextel Communications, Inc., Class A+.....  20,560      475,553
         QUALCOMM, Inc.............................   8,340      559,364
         Qwest Communications International, Inc.+.   8,410       31,537
         Scientific-Atlanta, Inc...................     730       25,127
         Tellabs, Inc.+............................   1,970       15,642
         Verizon Communications, Inc...............  18,580      642,496
                                                              ----------
                                                               4,891,000
                                                              ----------
       Tobacco -- 0.61%
         Altria Group, Inc.........................  23,210    1,113,384
         R.J. Reynolds Tobacco Holdings, Inc.......     410       23,042
         UST, Inc..................................     800       29,888
                                                              ----------
                                                               1,166,314
                                                              ----------
       Utilities - Communication -- 0.56%
         AT&T Corp.................................   8,720      144,578
         SBC Communications, Inc...................  23,180      549,366
         Sprint Corp. (FON Group)..................  21,715      385,658
                                                              ----------
                                                               1,079,602
                                                              ----------

                                                   Number
                                                 of Shares/   Market
                                                 Par Value    Value
        --------------------------------------------------------------
        Utilities - Electric -- 1.23%
          AES Corp.+............................     5,410  $    50,529
          Allegheny Energy, Inc.+...............       610        8,692
          Ameren Corp...........................       870       38,454
          American Electric Power Co., Inc......    18,780      596,641
          Calpine Corp.+........................     1,960        7,428
          CenterPoint Energy, Inc...............     1,460       15,826
          Cinergy Corp..........................       850       31,883
          CMS Energy Corp.+.....................       770        6,637
          Cons. Edison, Inc.....................     1,150       45,149
          Constellation Energy Group, Inc.......       800       30,592
          Dominion Resources, Inc...............     1,540       96,974
          DTE Energy Co.........................       810       32,570
          Duke Energy Corp......................     4,320       86,141
          Edison International, Inc.............     1,560       37,658
          Entergy Corp..........................     1,100       60,071
          Exelon Corp...........................     3,120      103,896
          FirstEnergy Corp......................     1,580       61,620
          FPL Group, Inc........................       880       56,100
          NiSource, Inc.........................     1,260       25,528
          PG&E Corp.+...........................     1,990       56,715
          Pinnacle West Capital Corp............       440       17,728
          PPL Corp..............................     6,720      289,968
          Progress Energy, Inc..................     1,170       49,854
          Public Service Enterprise Group, Inc..     8,580      361,733
          Southern Co...........................     3,480      100,642
          TECO Energy, Inc......................       900       10,944
          TXU Corp..............................     1,540       57,550
          Xcel Energy, Inc......................     1,910       32,451
                                                            -----------
                                                              2,369,974
                                                            -----------
        Utilities - Gas, Distribution -- 0.04%
          Keyspan Corp..........................       760       26,904
          Nicor, Inc............................       210        6,989
          Sempra Energy.........................     1,100       36,707
                                                            -----------
                                                                 70,600
                                                            -----------
        Utilities - Gas, Pipeline -- 0.02%
          Williams Cos., Inc....................     2,460       29,299
                                                            -----------
        Total Common Stock
           (Cost $81,392,350)...................             99,950,055
                                                            -----------
        CORPORATE BONDS -- 9.09%
        Aerospace/Defense -- 0.18%
          Bombardier, Inc.*:
           7.45% due 5/1/34.....................  $ 70,000  $    60,854
          Goodrich Corp.:
           6.45% due 12/15/07...................    70,000       75,691
          Northrop Grumman Corp.:
           7.13% due 2/15/11....................    67,000       74,879
          Raytheon Co.:
           4.85% due 1/15/11....................   142,000      138,975
                                                            -----------
                                                                350,399
                                                            -----------
        Automotive -- 0.25%
          Ford Motor Co.:
           7.45% due 7/16/31....................    57,000       54,022
          General Motors Corp.:
           8.38% due 7/15/33....................   161,000      167,567
           8.25% due 7/15/23....................   156,000      161,161
           7.20% due 1/15/11....................    98,000      101,795
                                                            -----------
                                                                484,545
                                                            -----------
        Banks -- 0.81%
          Bank of America Corp.(1):
           1.40% due 2/17/09....................   140,000      140,101
          Bank One Corp.:
           7.63% due 10/15/26...................    84,000       95,268
          BankAmerica Capital II:
           8.00% due 12/15/26...................   122,000      133,114

                                                                             7
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                            Market
                                                Par Value   Value
            ----------------------------------  --------- ----------
            CORPORATE BONDS (continued)
            Banks (continued)
              Capital One Bank:
               5.13% due 2/15/14............... $ 70,000  $   65,681
               4.25% due 12/1/08...............   68,000      66,680
              European Investment Bank:
               4.00% due 3/15/05...............  150,000     152,644
              First Maryland Capital II(1):
               2.03% due 2/1/27................  124,000     120,054
              First Union Corp.:
               7.50% due 4/15/35...............   89,000     104,984
              Huntington National Bank:
               2.75% due 10/16/06..............   70,000      69,483
              Key Bank NA:
               7.00% due 2/1/11................   56,000      62,113
               4.10% due 6/30/05...............  150,000     153,257
              KeyCorp:
               2.75% due 2/27/07...............  141,000     137,845
              National City Bank:
               2.50% due 4/17/06...............  125,000     124,829
              PNC Funding Corp.:
               5.75% due 8/1/06................  128,000     135,159
                                                          ----------
                                                           1,561,212
                                                          ----------
            Beverages -- 0.23%
              Anheuser-Busch Cos., Inc.:
               5.95% due 1/15/33...............   84,000      82,857
              Coca-Cola HBC Finance BV:
               5.13% due 9/17/13...............   70,000      68,603
              Pepsi Bottling Group, Inc.:
               7.00% due 3/1/29................  153,000     169,611
              PepsiCo, Inc.:
               3.20% due 5/15/07...............  128,000     127,059
                                                          ----------
                                                             448,130
                                                          ----------
            Broadcasting -- 0.25%
              Comcast Corp.:
               7.05% due 3/15/33...............  131,000     136,317
               6.88% due 6/15/09...............   49,000      53,498
              Liberty Media Corp.:
               5.70% due 5/15/13...............   70,000      68,963
               2.61% due 9/17/06(1)............  141,000     143,395
              TCI Communications, Inc.:
               6.88% due 2/15/06...............   70,000      74,367
                                                          ----------
                                                             476,540
                                                          ----------
            Chemical -- 0.11%
              E.I. du Pont de Nemours and Co.:
               4.13% due 4/30/10...............  128,000     125,482
              Rohm & Haas Co.:
               7.85% due 7/15/29...............   77,000      91,616
                                                          ----------
                                                             217,098
                                                          ----------
            Commercial Services -- 0.11%
              Hertz Corp.:
               6.35% due 6/15/10...............   67,000      66,963
               4.70% due 10/2/06...............  140,000     140,510
                                                          ----------
                                                             207,473
                                                          ----------
            Conglomerates -- 0.14%
              Tyco International Group SA:
               6.88% due 1/15/29...............   70,000      71,631
               6.38% due 10/15/11..............   63,000      66,228
               6.13% due 1/15/09...............  116,000     122,486
                                                          ----------
                                                             260,345
                                                          ----------

                                                                       Market
                                                           Par Value   Value
------------------------------------------------------------------------------
Drugs -- 0.17%
  AstraZeneca, PLC:
   5.40% due 6/1/14....................................... $122,000  $  123,550
  Pfizer, Inc.:
   2.50% due 3/15/07......................................  141,000     138,039
  Wyeth:
   6.50% due 2/1/34.......................................   70,000      66,134
                                                                     ----------
                                                                        327,723
                                                                     ----------
Finance Companies -- 0.91%
  Capital Auto Receivables Asset Trust, Series 2002-4 A4:
   2.64% due 3/17/08......................................  870,000     870,051
  Ford Motor Credit Co.:
   5.63% due 10/1/08......................................  122,000     122,599
   1.31% due 3/13/07(1)...................................   93,000      90,656
  General Motors Acceptance Corp.:
   4.50% due 7/15/06......................................  121,000     122,616
   2.14% due 5/18/06(1)...................................  138,000     137,981
  Household Finance Corp.:
   4.75% due 5/15/09......................................   65,000      65,260
   3.38% due 2/21/06......................................  120,000     120,954
  National Rural Utilities Cooperative Finance Corp.:
   3.88% due 2/15/08......................................  126,000     125,672
  Sprint Capital Corp.:
   6.13% due 11/15/08.....................................   89,000      93,781
                                                                     ----------
                                                                      1,749,570
                                                                     ----------
Financial Services -- 1.73%
  Boeing Capital Corp.:
   6.10% due 3/1/11.......................................   71,000      74,539
  Bunge, Ltd. Finance Corp.:
   5.35% due 4/15/14*.....................................   64,000      61,366
   4.38% due 12/15/08.....................................   58,000      57,281
  Capital One Financial Corp.:
   6.25% due 11/15/13.....................................   78,000      77,959
  CIT Group, Inc.:
   4.75% due 12/15/10.....................................   72,000      70,521
  Citigroup, Inc.:
   5.13% due 5/5/14.......................................  128,000     124,860
  DLJ Commercial Mtg. Corp.:
   7.34% due 10/10/32.....................................  500,000     564,532
  FPL Group Capital, Inc.:
   3.25% due 4/11/06......................................  141,000     141,882
  General Electric Capital Corp.:
   6.75% due 3/15/32......................................   79,000      84,167
   6.13% due 2/22/11......................................  140,000     149,520
   2.80% due 1/15/07......................................  141,000     138,984
  Glencore Funding, LLC*:
   6.00% due 4/15/14......................................   64,000      58,583
  Goldman Sachs Group, Inc.:
   6.13% due 2/15/33......................................   84,000      79,145
  JP Morgan Chase & Co.:
   5.25% due 5/30/07......................................  140,000     146,009
   4.50% due 11/15/10.....................................  141,000     136,701
  Lehman Brothers Holdings, Inc.:
   4.80% due 3/13/14......................................  130,000     121,762
  MassMutual Global Funding II*:
   3.25% due 6/15/07......................................  144,000     143,462
  Morgan Stanley:
   6.75% due 4/15/11......................................  115,000     125,564
   4.75% due 4/1/14.......................................  153,000     140,749
  Morgan Stanley Dean Witter Capital I:
   7.20% due 10/15/33.....................................  250,000     281,052
  Nationwide Building Society*:
   2.63% due 1/30/07......................................  141,000     137,436
  Pricoa Global Funding I*:
   3.90% due 12/15/08.....................................   72,000      70,686
  Principal Life Global Funding*:
   5.13% due 6/28/07......................................  100,000     104,279

8
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                                Market
                                                    Par Value   Value
       -------------------------------------------  --------- ----------
       CORPORATE BONDS (continued)
       Financial Services (continued)
         TIAA Global Mkts, Inc.*:
          4.13% due 11/15/07....................... $100,000  $  102,110
         Washington Mutual Finance Corp. :
          6.25% due 5/15/06........................  129,000     137,318
                                                              ----------
                                                               3,330,467
                                                              ----------
       Foods -- 0.04%
         Unilever Capital Corp.:
          5.90% due 11/15/32.......................   84,000      81,323
                                                              ----------
       Hospital Management -- 0.04%
         HCA, Inc.:
          7.13% due 6/1/06.........................   72,000      76,137
                                                              ----------
       Hospital Supplies -- 0.05%
         Johnson & Johnson:
          4.95% due 5/15/33........................  118,000     102,525
                                                              ----------
       Household Products -- 0.11%
         Fortune Brands, Inc.:
          2.88% due 12/1/06........................  140,000     139,105
         Procter & Gamble Co.:
          5.50% due 2/1/34.........................   85,000      79,358
                                                              ----------
                                                                 218,463
                                                              ----------
       Information Processing - Hardware -- 0.09%
         International Business Machines Corp.:
          6.22% due 8/1/27.........................  164,000     167,976
                                                              ----------
       Insurance -- 0.19%
         Assurant, Inc.*:
          5.63% due 2/15/14........................   64,000      62,683
         ING Security Life Institutional Funding*:
          2.70% due 2/15/07........................  141,000     138,908
         Kingsway America, Inc.*:
          7.50% due 2/1/14.........................   78,000      77,445
         MetLife, Inc.:
          6.38% due 6/15/34........................   78,000      78,124
                                                              ----------
                                                                 357,160
                                                              ----------
       Machinery -- 0.03%
         Atlas Copco AB*:
          6.50% due 4/1/08.........................   56,000      60,130
                                                              ----------
       Metals -- 0.08%
         Alcan, Inc.:
          6.13% due 12/15/33.......................   72,000      68,835
         Noranda, Inc.:
          7.00% due 7/15/05........................   75,000      77,935
                                                              ----------
                                                                 146,770
                                                              ----------
       Multimedia -- 0.23%
         News America Holdings:
          7.75% due 12/1/45........................   55,000      62,120
         News America, Inc.:
          7.63% due 11/30/28.......................   84,000      93,834
         Time Warner Entertainment Co., LP:
          8.38% due 3/15/23........................   84,000      97,428
         Time Warner, Inc.:
          6.88% due 6/15/18........................   25,000      26,029
          6.63% due 5/15/29........................   84,000      81,673
          6.13% due 4/15/06........................   75,000      79,025
                                                              ----------
                                                                 440,109
                                                              ----------
       Oil and Gas -- 0.53%
         Amerada Hess Corp.:
          7.30% due 8/15/31........................   84,000      84,782
          6.65% due 8/15/11........................  140,000     147,883
         ChevronTexaco Capital Co.:
          3.50% due 9/17/07........................   75,000      74,991
         ConocoPhillips Holding Co.:
          6.95% due 4/15/29........................   85,000      93,021

                                                             Market
                                                 Par Value   Value
          ----------------------------------------------------------
          Oil and Gas (continued)
            Devon Energy Corp.:
             2.75% due 8/1/06................... $114,000  $  112,717
            Occidental Petroleum Corp.:
             6.50% due 4/1/05...................  150,000     155,501
            Pennzoil Co.:
             10.25% due 11/1/05.................  110,000     120,619
            Plains All American Pipeline LP*:
             5.63% due 12/15/13.................  155,000     146,998
            XTO Energy, Inc.:
             7.50% due 4/15/12..................   76,000      85,500
                                                           ----------
                                                            1,022,012
                                                           ----------
          Paper/Forest Products -- 0.17%
            Domtar, Inc.:
             5.38% due 12/1/13..................   28,000      26,640
            Norske Skogsindustrier ASA*:
             7.13% due 10/15/33.................   34,000      34,234
            Weyerhaeuser Co.:
             6.13% due 3/15/07..................  130,000     137,797
             5.50% due 3/15/05..................  125,000     128,297
                                                           ----------
                                                              326,968
                                                           ----------
          Pollution Control -- 0.13%
            Republic Services, Inc.:
             7.13% due 5/15/09..................   95,000     106,221
            Waste Management, Inc.:
             7.38% due 5/15/29..................   47,000      50,341
             7.00% due 7/15/28..................   81,000      83,878
                                                           ----------
                                                              240,440
                                                           ----------
          Railroads & Equipment -- 0.31%
            Burlington Northern Santa Fe Corp.:
             8.13% due 4/15/20..................  144,000     169,325
            CSX Corp.:
             2.75% due 2/15/06..................   56,000      55,613
            Norfolk Southern Corp.:
             7.05% due 5/1/37...................  169,000     178,487
            Union Pacific Corp.:
             7.38% due 9/15/09..................  111,000     125,075
             6.25% due 5/1/34...................   77,000      74,965
                                                           ----------
                                                              603,465
                                                           ----------
          Real Estate -- 0.04%
            Brascan Corp.:
             7.38% due 3/1/33...................   71,000      73,833
                                                           ----------
          Retail -- 0.34%
            Kroger Co.:
             7.38% due 3/1/05...................  125,000     129,803
            Safeway, Inc.:
             7.00% due 9/15/07..................  155,000     169,177
             2.50% due 11/1/05..................  125,000     124,621
            Wal-Mart Stores, Inc.:
             6.88% due 8/10/09..................  197,000     220,195
                                                           ----------
                                                              643,796
                                                           ----------
          Savings & Loan -- 0.07%
            Washington Mutual, Inc.:
             4.63% due 4/1/14...................   64,000      58,241
            World Savings Bank FSB:
             4.50% due 6/15/09..................   80,000      80,206
                                                           ----------
                                                              138,447
                                                           ----------
          Telecommunications -- 0.41%
            AT&T Wireless Services, Inc.:
             8.75% due 3/1/31...................   85,000     103,601
             7.88% due 3/1/11...................    5,000       5,687
            France Telecom SA:
             7.75% due 3/1/11...................  142,000     164,596

                                                                             9
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                            Market
                                                Par Value   Value
          ------------------------------------  --------- -----------
          CORPORATE BONDS (continued)
          Telecommunications (continued)
            GTE Corp.:
             7.90% due 2/1/27.................. $165,000  $   177,061
            Koninklijke (Royal) KPN NV:
             8.00% due 10/1/10.................  140,000      162,035
             7.50% due 10/1/05.................  107,000      113,533
            TELUS Corp.:
             8.00% due 6/1/11..................   50,000       56,851
                                                          -----------
                                                              783,364
                                                          -----------
          Utilities - Communication -- 0.17%
            AT&T Corp.:
             6.00% due 3/15/09.................   90,000       89,990
            Pacific Bell:
             6.63% due 10/15/34................  155,000      153,351
            Verizon New York, Inc., Series A:
             7.38% due 4/1/32..................   84,000       88,486
                                                          -----------
                                                              331,827
                                                          -----------
          Utilities - Electric -- 0.95%
            Alabama Power Co.:
             2.80% due 12/1/06.................  140,000      138,447
            Appalachian Power Co.:
             4.80% due 6/15/05.................  150,000      153,432
            Carolina Power & Light Co.:
             6.13% due 9/15/33.................   84,000       81,730
            CenterPoint Energy, Inc.:
             6.85% due 6/1/15..................   70,000       70,510
            Constellation Energy Group, Inc.:
             7.88% due 4/1/05..................   71,000       74,271
            Consumers Energy Co.:
             4.00% due 5/15/10.................   70,000       65,866
            Dominion Resources, Inc.:
             7.63% due 7/15/05.................  145,000      153,237
            FirstEnergy Corp.:
             5.50% due 11/15/06................   78,000       80,998
            Georgia Power Co.:
             6.20% due 2/1/06..................  150,000      158,476
            Great Lakes Power, Inc.:
             8.30% due 3/1/05..................   70,000       72,694
            Indianapolis Power & Light Co.*:
             6.60% due 1/1/34..................   38,000       37,453
            NiSource Finance Corp.:
             7.63% due 11/15/05................   95,000      101,474
            Old Dominion Electric Cooperative:
             5.68% due 12/1/28.................   50,000       49,411
            Progress Energy, Inc.:
             6.75% due 3/1/06..................  130,000      137,966
            Southern California Edison Co.:
             8.00% due 2/15/07.................  208,000      231,035
            Virginia Electric and Power Co.:
             4.10% due 12/15/08................  144,000      142,372
            Western Resources, Inc.:
             7.88% due 5/1/07..................   70,000       77,360
                                                          -----------
                                                            1,826,732
                                                          -----------
          Utilities - Gas, Pipeline -- 0.22%
            Arkla, Inc.:
             8.90% due 12/15/06................  141,000      157,089
            Duke Capital Corp.:
             6.25% due 7/15/05.................   70,000       72,719
             5.50% due 3/1/14..................  130,000      123,603
            Panhandle Eastern Pipe Line Co.*:
             2.75% due 3/15/07.................   76,000       73,935
                                                          -----------
                                                              427,346
                                                          -----------
          Total Corporate Bonds
             (Cost $17,795,994)................            17,482,325
                                                          -----------

                                                              Market
                                                 Par Value    Value
        ---------------------------------------------------------------
        FOREIGN GOVERNMENT BONDS -- 0.21%
          Government of United Kingdom*:
           2.25% due 7/8/08..................... $  110,000 $   103,625
          Quebec Province Canada:
           7.50% due 9/15/29(2).................    134,000     161,002
           5.00% due 7/17/09....................    140,000     143,743
                                                            -----------
        Total Foreign Government Bonds
           (Cost $411,932)......................                408,370
                                                            -----------
        UNITED STATES GOVERNMENT BONDS -- 16.89%
        Government Agencies -- 12.04%
          Federal Farm Credit Bks.:
           2.50% due 3/15/06....................    374,000     372,615
           2.38% due 10/2/06....................    183,000     180,081
          Federal Home Loan Bank:
           5.25% due 8/15/06....................    370,000     387,331
           4.50% due 9/16/13....................    160,000     152,061
           1.88% due 6/15/06....................    370,000     362,788
          Federal Home Loan Mtg. Corp.:
           8.00% due 4/1/30.....................     58,013      62,680
           8.00% due 7/1/30.....................        446         481
           8.00% due 12/1/30....................    123,926     133,895
           7.50% due 4/1/31.....................    612,101     657,047
           7.00% due 6/1/32.....................    353,272     371,127
           6.63% due 9/15/09....................    680,000     752,091
           6.50% due 11/1/33....................    363,181     376,255
           6.00% due 11/1/33....................  2,099,647   2,136,619
           5.50% due 10/1/33....................     29,701      29,487
           5.00% due 10/1/33....................     39,320      37,832
           5.00% due 2/1/34.....................  1,288,470   1,238,341
           5.00% due 3/1/34.....................    960,906     923,521
           4.50% due 1/15/14....................    313,000     296,276
           4.50% due 11/1/18....................    809,575     792,553
           3.00% due 10/27/06...................    403,000     402,727
           2.85% due 2/23/07....................    680,000     671,237
           2.63% due 9/17/07....................    250,000     242,844
           2.50% due 12/4/06....................    390,000     384,466
           2.20% due 12/30/05...................    403,000     401,249
           2.00% due 2/23/06....................    500,000     495,475
          Federal National Mtg. Assoc.:
           7.50% due 6/1/15.....................     61,371      65,555
           7.00% due 9/1/31.....................    341,857     360,247
           6.63% due 11/15/30...................    422,000     460,265
           6.50% due 2/1/17.....................    260,750     275,434
           6.50% due 8/1/31.....................    346,801     359,530
           6.50% due 7/1/32.....................    454,932     471,373
           6.00% due 12/1/16....................    403,392     419,251
           6.00% due 5/1/17.....................    273,355     284,042
           5.50% due 5/1/18.....................    611,031     624,379
           5.50% due 12/1/33....................  3,972,581   3,941,377
           5.00% due 9/1/18.....................    700,384     701,113
           5.00% due 10/1/18....................    712,247     712,988
           5.00% due 11/1/33....................     43,520      41,903
           5.00% due 3/1/34.....................    647,877     623,076
           4.50% due 2/1/18.....................    481,982     471,898
           4.50% due 6/1/18.....................    186,125     182,230
           2.50% due 5/12/06....................    368,000     365,911
          Government National Mtg. Assoc.:
           6.50% due 2/15/29....................    399,359     415,642
           6.50% due 4/15/31....................    250,736     260,868
           6.00% due 2/15/29....................     19,330      19,738
           6.00% due 4/15/29....................    135,459     138,317
           6.00% due 6/15/29....................     89,120      91,020
                                                            -----------
                                                             23,147,236
                                                            -----------

10
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                                Market
                                                  Par Value     Value
       ------------------------------------------ ---------- ------------
       UNITED STATES GOVERNMENT BONDS (continued)
       Government Obligations -- 4.85%
         United States Treasury Bonds:
          9.38% due 2/15/06...................... $  560,000 $    625,363
          7.25% due 8/15/22......................    329,000      401,020
          7.13% due 2/15/23......................    927,000    1,117,434
          6.88% due 8/15/25......................    190,000      224,571
          6.25% due 8/15/23......................    759,000      835,315
          5.38% due 2/15/31......................  1,629,000    1,635,045
          5.25% due 2/15/29......................    439,000      427,819
         United States Treasury Notes:
          6.88% due 5/15/06......................    674,000      729,657
          5.00% due 2/15/11......................    174,000      181,857
          4.75% due 5/15/14......................     64,000       64,480
          4.38% due 8/15/12......................    612,000      607,194
          4.25% due 8/15/13......................     26,000       25,277
          4.00% due 2/15/14......................    353,000      335,571
          3.88% due 2/15/13......................    867,000      825,615
          3.50% due 11/15/06.....................    100,000      101,555
          3.38% due 11/15/08.....................     72,000       71,137
          3.25% due 8/15/08......................     70,000       69,125
          3.13% due 9/15/08......................    140,000      137,315
          3.00% due 2/15/09......................     64,000       61,915
          2.63% due 11/15/06.....................     95,000       94,540
          2.63% due 3/15/09......................     27,000       25,652
          2.38% due 8/15/06......................     83,000       82,459
          2.00% due 8/31/05......................    102,000      101,980
          2.00% due 5/15/06......................     29,000       28,715
          2.00% due 1/15/14......................    266,516      266,922
          1.88% due 12/31/05.....................     57,000       56,630
          1.88% due 1/31/06......................     70,000       69,464
          1.63% due 9/30/05......................    130,000      129,238
                                                             ------------
                                                                9,332,865
                                                             ------------
       Total United States Government Bonds
          (Cost $33,037,831).....................              32,480,101
                                                             ------------
       Total Investment Securities -- 78.16%
          (Cost $132,638,107)....................             150,320,851
                                                             ------------
       SHORT-TERM INVESTMENTS -- 12.69%
       COMMERCIAL PAPER -- 11.96%
         American Express Credit Corp.@:
          1.03% due 6/2/04.......................  9,000,000    8,999,742
         Morgan Stanley Dean Witter & Co.@:
          1.05% due 6/1/04.......................  5,000,000    5,000,000
         UBS Finance, Inc.@:
          1.02% due 6/1/04.......................  9,000,000    9,000,000
                                                             ------------
                                                               22,999,742
                                                             ------------

                                                                            Market
                                                             Par Value      Value
------------------------------------------------------------------------------------
UNITED STATES TREASURY BILLS -- 0.73%
  United States Treasury Bills:
   1.14% due 6/24/04....................................... $    25,000  $     24,982
   0.92% due 6/24/04.......................................      95,000        94,945
   0.90% due 6/24/04.......................................     120,000       119,931
   0.88% due 6/24/04.......................................     740,000       739,574
   0.87% due 6/17/04.......................................     185,000       184,927
   0.85% due 6/24/04.......................................     150,000       149,918
   0.82% due 6/24/04.......................................      85,000        84,955
                                                                         ------------
                                                                            1,399,232
                                                                         ------------
Total Short-term Investments
   (Cost $24,398,974)......................................                24,398,974
                                                                         ------------
REPURCHASE AGREEMENTS -- 8.94%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $13,016,273 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 1.72%, due 7/3/18 and having an approximate value
   of $13,406,400@.........................................  13,015,000    13,015,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $1,903,186 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 5.10% due 6/26/18 and having an approximate value
   of $1,945,225@..........................................   1,903,000     1,903,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $2,268,222 and collateralized
   by Federal National Mtg. Assoc. Disc. Notes, bearing
   interest at 1.07% due 7/21/04 and having an
   approximate value of $2,316,290@........................   2,268,000     2,268,000
                                                                         ------------
Total Repurchase Agreements
   (Cost $17,186,000)......................................                17,186,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $174,223,081).....................................       99.79%  191,905,825
Other assets less liabilities..............................        0.21%      394,677
                                                            -----------  ------------
NET ASSETS --                                                       100% $192,300,502
                                                            ===========  ============

--------
#  Security represents an investment in an affiliated company.
+  Non-income producing
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of these securities was $1,474,187 representing 0.77% of net assets.
@ The security or a portion thereof represents collateral for open futures contracts.
(1)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2004.
(2)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

    Open Futures Contracts
    ------------------------------------------------------------------------
    Number of               Expiration  Value at   Value as of   Unrealized
    Contracts  Description     Date    Trade Date  May 31, 2004 Appreciation
    ------------------------------------------------------------------------
     84 Long  S&P 500 Index June 2004  $23,448,862 $23,526,300    $77,438
                                                                  =======

See Notes to Financial Statements

                                                                             11
                BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS
May 31, 2004




                                                    Number     Market
                                                   of Shares   Value
       ------------------------------------------  --------- -----------
       COMMON STOCK -- 98.80%
       Advertising -- 0.49%
         Omnicom Group, Inc.......................   2,500   $   199,675
                                                             -----------
       Aerospace/Defense -- 1.23%
         General Dynamics Corp....................   1,700       162,571
         Honeywell International, Inc.............   3,100       104,470
         Lockheed Martin Corp.....................   4,600       227,884
                                                             -----------
                                                                 494,925
                                                             -----------
       Automotive -- 1.89%
         Danaher Corp.............................  16,200       761,886
                                                             -----------
       Banks -- 6.12%
         Bank of America Corp.....................   5,000       415,650
         Bank of New York Co., Inc................   5,700       171,399
         Mellon Financial Corp....................  13,400       394,496
         Northern Trust Corp......................   6,400       274,880
         State Street Bank & Trust Co.............  12,100       585,882
         U.S. Bancorp.............................   9,000       252,900
         Wells Fargo & Co.........................   6,400       376,320
                                                             -----------
                                                               2,471,527
                                                             -----------
       Beverages -- 1.58%
         Coca-Cola Bottling Co....................   5,500       282,425
         PepsiCo, Inc.............................   6,660       355,444
                                                             -----------
                                                                 637,869
                                                             -----------
       Broadcasting -- 1.64%
         British Sky Broadcasting Group, PLC......   3,700        41,623
         Clear Channel Communications, Inc........   8,000       317,600
         Comcast Corp., Class A Special+..........  10,700       303,345
                                                             -----------
                                                                 662,568
                                                             -----------
       Commercial Services -- 0.55%
         Accenture, Ltd., Class A+................   1,400        34,454
         Cendant Corp.............................   8,200       188,108
                                                             -----------
                                                                 222,562
                                                             -----------
       Conglomerates -- 4.63%
         3M Co....................................   1,700       143,752
         General Electric Co......................  32,800     1,020,736
         Tyco International, Ltd..................  22,900       705,091
                                                             -----------
                                                               1,869,579
                                                             -----------
       Drugs -- 6.10%
         Abbott Laboratories......................   4,000       164,840
         Eli Lilly & Co...........................   2,100       154,707
         Forest Laboratories, Inc.+...............   6,900       437,391
         Pfizer, Inc..............................  38,580     1,363,417
         Teva Pharmaceutical Industries, Ltd. ADR.   2,800       185,276
         Wyeth....................................   4,400       158,400
                                                             -----------
                                                               2,464,031
                                                             -----------
       Finance Companies -- 0.74%
         SLM Corp.................................   7,800       298,974
                                                             -----------
       Financial Services -- 10.95%
         American Express Co......................   9,400       476,580
         Ameritrade Holding Corp.+................   6,100        72,529
         Charles Schwab Corp......................   3,800        37,240
         Citigroup, Inc...........................  32,366     1,502,753
         Fannie Mae...............................   6,700       453,590
         Franklin Resources, Inc..................   4,800       241,344
         Freddie Mac..............................   3,900       227,721
         Goldman Sachs Group, Inc.................   3,800       356,858
         JP Morgan Chase & Co.....................     500        18,420
         Legg Mason, Inc..........................   3,100       271,901
         Merrill Lynch & Co., Inc.................   8,400       477,120
         Morgan Stanley...........................   5,300       283,603
                                                             -----------
                                                               4,419,659
                                                             -----------

                                                      Number     Market
                                                     of Shares   Value
     --------------------------------------------------------------------
     Foods -- 0.36%
       Sysco Corp...................................   3,900   $   146,250
                                                               -----------
     Freight -- 1.10%
       United Parcel Service, Inc., Class B.........   6,200       444,664
                                                               -----------
     Healthcare -- 0.35%
       Anthem, Inc.+................................   1,600       141,648
                                                               -----------
     Hospital Supplies -- 3.36%
       Boston Scientific Corp.+.....................   6,500       287,950
       Johnson & Johnson............................   8,300       462,393
       Medtronic, Inc...............................   7,800       373,620
       St. Jude Medical, Inc.+......................   1,300        99,138
       Stryker Corp.................................   2,600       132,210
                                                               -----------
                                                                 1,355,311
                                                               -----------
     Household Products -- 0.90%
       Fortune Brands, Inc..........................   1,800       135,540
       Gillette Co..................................   1,800        77,562
       Procter & Gamble Co..........................   1,400       150,948
                                                               -----------
                                                                   364,050
                                                               -----------
     Information Processing - Hardware -- 2.53%
       Dell, Inc.+..................................  19,700       693,046
       International Business Machines Corp.........     500        44,295
       Lexmark International, Inc., Class A+........   3,000       282,960
                                                               -----------
                                                                 1,020,301
                                                               -----------
     Information Processing - Services -- 6.32%
       Adobe Systems, Inc...........................   8,300       370,429
       Affiliated Computer Services, Inc., Class A+.   4,600       229,172
       eBay, Inc.+..................................   4,700       417,360
       First Data Corp..............................   7,700       333,333
       Fiserv, Inc.+................................   6,000       226,920
       InterActiveCorp+(1)..........................   8,400       262,584
       SunGard Data Systems, Inc.+..................   3,300        91,443
       Symantec Corp.+..............................   2,700       123,660
       Yahoo!, Inc.+................................  16,200       496,692
                                                               -----------
                                                                 2,551,593
                                                               -----------
     Information Processing - Software -- 4.92%
       Automatic Data Processing, Inc...............   1,100        48,873
       ChoicePoint, Inc.+...........................   1,800        77,850
       Intuit, Inc.+................................   7,400       289,932
       Microsoft Corp...............................  45,300     1,193,655
       SAP AG ADR(1)................................   5,700       230,280
       VERITAS Software Corp.+......................   5,500       146,300
                                                               -----------
                                                                 1,986,890
                                                               -----------
     Insurance -- 7.50%
       American International Group, Inc.#..........   3,000       219,900
       Genworth Financial, Inc.+....................   2,900        56,550
       Hartford Financial Services Group, Inc.......   5,500       363,660
       Marsh & McLennan Cos., Inc...................   5,100       225,012
       St. Paul Cos., Inc...........................   7,742       307,203
       UnitedHealth Group, Inc......................  19,400     1,265,850
       Wellpoint Health Networks, Inc., Class A+....   5,300       591,162
                                                               -----------
                                                                 3,029,337
                                                               -----------
     Leisure and Tourism -- 4.50%
       Carnival Corp................................   9,100       387,751
       Harley-Davidson, Inc.........................   7,200       413,928
       International Game Technology................  12,900       506,970
       McDonald's Corp..............................   5,400       142,560
       MGM Mirage, Inc.+............................   3,700       164,317
       Starbucks Corp.+.............................   4,900       199,136
                                                               -----------
                                                                 1,814,662
                                                               -----------

12
         BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                Number     Market
                                               of Shares   Value
            ---------------------------------- --------- -----------
            COMMON STOCK (continued)
            Machinery -- 0.68%
              Deere & Co......................   2,400   $   157,680
              Illinois Tool Works, Inc........   1,300       116,844
                                                         -----------
                                                             274,524
                                                         -----------
            Medical - Biomedical/Gene -- 2.09%
              Amgen, Inc.+....................   9,700       530,590
              Biogen, Inc.+...................   2,300       142,945
              Genentech, Inc.+................   2,300       137,563
              MedImmune, Inc.+................   1,300        31,291
                                                         -----------
                                                             842,389
                                                         -----------
            Medical Technology -- 0.19%
              Guidant Corp....................   1,400        76,076
                                                         -----------
            Metals -- 1.19%
              Alcoa, Inc......................   3,200       100,160
              BHP Billiton, Ltd...............  11,300        97,310
              Nucor Corp......................   4,300       283,155
                                                         -----------
                                                             480,625
                                                         -----------
            Multimedia -- 3.43%
              E.W. Scripps Co., Class A.......   3,300       350,988
              McGraw-Hill Cos., Inc...........     200        15,584
              News Corp., Ltd. ADR............   4,900       166,894
              Time Warner, Inc.+..............  18,500       315,240
              Viacom, Inc., Class B...........  12,928       476,914
              Walt Disney Co..................   2,600        61,022
                                                         -----------
                                                           1,386,642
                                                         -----------
            Oil and Gas -- 3.22%
              Baker Hughes, Inc...............  10,800       367,524
              BJ Services Co.+................   4,900       205,261
              Schlumberger, Ltd...............   7,400       423,058
              Smith International, Inc.+......   6,100       304,573
                                                         -----------
                                                           1,300,416
                                                         -----------
            Publishing -- 0.22%
              Washington Post Co., Class B....      92        87,469
                                                         -----------
            Retail -- 6.01%
              Amazon.Com, Inc.+...............     900        43,461
              Best Buy Co., Inc...............   8,150       429,994
              CVS Corp........................     700        29,176
              Family Dollar Stores, Inc.......     500        15,680
              Home Depot, Inc.................  17,000       610,640
              Target Corp.....................  14,300       639,210
              Wal-Mart Stores, Inc............  10,700       596,311
              Walgreen Co.....................   1,800        63,018
                                                         -----------
                                                           2,427,490
                                                         -----------
            Schools -- 1.30%
              Apollo Group, Inc., Class A+....   5,600       525,280
                                                         -----------

                                                   Number
                                                 of Shares/     Market
                                                 Par Value      Value
      ------------------------------------------------------------------
      Semiconductors -- 5.38%
        Analog Devices, Inc.....................     8,900   $   437,435
        Applied Materials, Inc.+................     6,200       123,752
        Intel Corp..............................    16,000       456,800
        Maxim Integrated Products, Inc..........    10,700       543,881
        Microchip Technology, Inc...............     2,700        85,617
        QLogic Corp.+...........................     3,100        95,170
        Texas Instruments, Inc..................     6,900       180,159
        Xilinx, Inc.............................     6,800       248,064
                                                             -----------
                                                               2,170,878
                                                             -----------
      Telecommunications -- 6.28%
        Cisco Systems, Inc.+....................    36,000       797,400
        Corning, Inc.+..........................     3,200        39,648
        EchoStar Communications Corp., Class A+.     9,200       295,872
        Juniper Networks, Inc.+(1)..............     5,200       108,732
        Nextel Communications, Inc., Class A+...    18,100       418,653
        Nokia Corp. ADR.........................       500         6,870
        QUALCOMM, Inc...........................     1,500       100,605
        Research In Motion, Ltd.+...............     2,800       336,000
        Vodafone Group, PLC ADR(1)..............    18,200       432,432
                                                             -----------
                                                               2,536,212
                                                             -----------
      Therapeutics -- 0.63%
        Gilead Sciences, Inc.+..................     3,900       255,294
                                                             -----------
      Tobacco -- 0.40%
        Altria Group, Inc.......................     3,400       163,098
                                                             -----------
      Total Investment Securities -- 98.80%
         (Cost $35,297,472).....................              39,884,354
                                                             -----------
      SHORT-TERM INVESTMENTS -- 2.41%
      Collective Investment Pool -- 1.32%
        Securities Lending Quality Trust(2).....  $534,089       534,089
                                                             -----------
      Registered Investment Companies -- 1.09%
        T. Rowe Price Reserve Investment Fund...   439,283       439,283
                                                             -----------
      Total Short-Term Investments
         (Cost $973,372)........................                 973,372
                                                             -----------
      TOTAL INVESTMENTS
         (Cost $36,270,844).....................    101.21%   40,857,726
      Liabilities in excess of other assets.....     (1.21)%    (488,917)
                                                  --------   -----------
      NET ASSETS --                                    100%  $40,368,809
                                                  ========   ===========

--------
ADR American Depository Receipt
+  Non-income producing
#  Security represents an investment in an affiliated company.
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

See Notes to Financial Statements

                                                                             13
              CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS
May 31, 2004



                                                Par      Market
                                               Value     Value
               -----------------------------  -------- ----------
               CORPORATE BONDS -- 33.48%
               Aerospace/Defense -- 0.67%
                 Bombardier, Inc.:
                  7.45% due 5/1/34*.......... $ 99,000 $   86,065
                 Goodrich Corp.:
                  6.45% due 12/15/07.........  110,000    118,942
                 Northrop Grumman Corp.:
                  7.13% due 2/15/11..........   96,000    107,290
                 Raytheon Co.:
                  4.85% due 1/15/11..........  212,000    207,484
                                                       ----------
                                                          519,781
                                                       ----------
               Automotive -- 0.94%
                 Ford Motor Co.:
                  7.45% due 7/16/31..........  119,000    112,782
                 General Motors Corp.:
                  8.38% due 7/15/33..........  231,000    240,423
                  8.25% due 7/15/23..........  214,000    221,080
                  7.20% due 1/15/11(2).......  153,000    158,924
                                                       ----------
                                                          733,209
                                                       ----------
               Banks -- 2.79%
                 Bank of America Corp.:
                  1.40% due 2/17/09(1).......  201,000    201,146
                 Bank One Corp.:
                  7.63% due 10/15/26.........  133,000    150,841
                 Capital One Bank:
                  5.13% due 2/15/14..........  110,000    103,213
                  4.25% due 12/1/08..........  108,000    106,192
                 Comerica Bank:
                  5.70% due 6/1/14...........  101,000    100,996
                 European Investment Bank:
                  4.00% due 3/15/05..........  200,000    203,526
                 First Maryland Capital II:
                  2.03% due 2/1/27(1)........  177,000    171,367
                 First Union Corp.:
                  7.50% due 4/15/35..........  127,000    149,808
                 Huntington National Bank:
                  2.75% due 10/16/06.........  111,000    110,180
                 Key Bank NA:
                  7.00% due 2/1/11...........   80,000     88,733
                  4.10% due 6/30/05..........  200,000    204,342
                 KeyCorp:
                  2.75% due 2/27/07..........  196,000    191,614
                 National City Bank:
                  2.50% due 4/17/06..........  199,000    198,728
                 PNC Funding Corp.:
                  5.75% due 8/1/06...........  182,000    192,179
                                                       ----------
                                                        2,172,865
                                                       ----------
               Beverages -- 0.87%
                 Anheuser-Busch Cos., Inc.:
                  5.95% due 1/15/33..........  127,000    125,272
                 Coca-Cola HBC Finance BV:
                  5.13% due 9/17/13..........  110,000    107,804
                 Pepsi Bottling Group, Inc.:
                  7.00% due 3/1/29...........  235,000    260,514
                 PepsiCo, Inc.:
                  3.20% due 5/15/07..........  183,000    181,655
                                                       ----------
                                                          675,245
                                                       ----------
               Broadcasting -- 0.79%
                 Comcast Corp.:
                  7.05% due 3/15/33..........  188,000    195,631
                  6.88% due 6/15/09..........   92,000    100,444
                 Liberty Media Corp.:
                  2.61% due 9/17/06(1).......  201,000    204,414
                 TCI Communications, Inc.:
                  6.88% due 2/15/06..........  110,000    116,863
                                                       ----------
                                                          617,352
                                                       ----------

                                                             Par       Market
                                                            Value      Value
------------------------------------------------------------------------------
Chemical -- 0.40%
  E.I. du Pont de Nemours and Co.:
   4.13% due 4/30/10..................................... $  183,000 $  179,401
  Rohm & Haas Co.:
   7.85% due 7/15/29.....................................    110,000    130,880
                                                                     ----------
                                                                        310,281
                                                                     ----------
Commercial Services -- 0.41%
  Hertz Corp.:
   6.35% due 6/15/10.....................................     94,000     93,948
   4.70% due 10/2/06.....................................    221,000    221,805
                                                                     ----------
                                                                        315,753
                                                                     ----------
Conglomerates -- 0.48%
  Tyco International Group SA:
   6.88% due 1/15/29.....................................     97,000     99,260
   6.38% due 10/15/11....................................     91,000     95,663
   6.13% due 1/15/09.....................................    166,000    175,282
                                                                     ----------
                                                                        370,205
                                                                     ----------
Drugs -- 0.62%
  AstraZeneca, PLC:
   5.40% due 6/1/14......................................    174,000    176,212
  Pfizer, Inc.:
   2.50% due 3/15/07.....................................    221,000    216,359
  Wyeth:
   6.50% due 2/1/34......................................     99,000     93,532
                                                                     ----------
                                                                        486,103
                                                                     ----------
Finance Companies -- 3.63%
  Ford Motor Credit Co.:
   5.63% due 10/1/08.....................................    170,000    170,834
   1.31% due 3/13/07(1)..................................    196,000    191,060
  General Motors Acceptance Corp.:
   4.50% due 7/15/06.....................................    189,000    191,525
   2.14% due 5/18/06(1)..................................    192,000    191,973
  Honda Auto Receivables Owner Trust, Series 2003-3 A4:
   2.77% due 11/21/08....................................  1,000,000    991,903
  Honda Auto Receivables Owners Trust, Series 2002-4 A4:
   2.70% due 3/17/08.....................................    500,000    499,102
  Household Finance Corp.:
   4.75% due 5/15/09.....................................     90,000     90,360
   3.38% due 2/21/06.....................................    160,000    161,272
  National Rural Utilities Cooperative Finance Corp.:
   3.88% due 2/15/08.....................................    201,000    200,477
  Sprint Capital Corp.:
   6.13% due 11/15/08....................................    128,000    134,876
                                                                     ----------
                                                                      2,823,382
                                                                     ----------
Financial Services -- 6.22%
  Bear Stearns Commercial Mtg. Securities, Inc.:
   6.02% due 2/14/31.....................................    250,000    267,459
  Boeing Capital Corp.:
   6.10% due 3/1/11(2)...................................    123,000    129,131
  Bunge, Ltd. Finance Corp.:
   5.35% due 4/15/14*....................................     92,000     88,213
   4.38% due 12/15/08....................................     91,000     89,873
  Capital One Financial Corp.:
   6.25% due 11/15/13....................................    122,000    121,937
  CIT Group, Inc.:
   4.75% due 12/15/10....................................    114,000    111,540
  Citigroup, Inc.:
   5.13% due 5/5/14......................................    183,000    178,510
  DLJ Commercial Mtg. Corp.:
   7.34% due 10/10/32....................................  1,000,000  1,129,064
  FPL Group Capital, Inc.:
   3.25% due 4/11/06.....................................    218,000    219,364

14
       CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                      Par      Market
                                                     Value     Value
        ------------------------------------------  -------- ----------
        CORPORATE BONDS (continued)
        Financial Services (continued)
          General Electric Capital Corp.:
           6.75% due 3/15/32....................... $109,000 $  116,129
           6.13% due 2/22/11.......................  221,000    236,028
           2.80% due 1/15/07.......................  201,000    198,126
          Glencore Funding, LLC:
           6.00% due 4/15/14*......................   92,000     84,213
          Goldman Sachs Group, Inc.:
           6.13% due 2/15/33.......................  117,000    110,238
          JP Morgan Chase & Co.:
           5.25% due 5/30/07.......................  221,000    230,485
           4.50% due 11/15/10......................  221,000    214,262
          Lehman Brothers Holdings, Inc.:
           4.80% due 3/13/14.......................  180,000    168,593
          MassMutual Global Funding II:
           3.25% due 6/15/07*......................  227,000    226,151
          Morgan Stanley:
           4.75% due 4/1/14........................  219,000    201,465
          Nationwide Building Society:
           2.63% due 1/30/07*......................  221,000    215,414
          Pricoa Global Funding I:
           3.90% due 12/15/08*.....................  114,000    111,920
          Principal Life Global Funding:
           5.13% due 6/28/07*......................  100,000    104,279
          TIAA Global Mkts, Inc.:
           4.13% due 11/15/07*.....................  100,000    102,110
          Washington Mutual Finance Corp.:
           6.25% due 5/15/06.......................  179,000    190,541
                                                             ----------
                                                              4,845,045
                                                             ----------
        Foods -- 0.16%
          Unilever Capital Corp.:
           5.90% due 11/15/32......................  127,000    122,952
                                                             ----------
        Hospital Management -- 0.14%
          HCA, Inc.:
           7.13% due 6/1/06........................  104,000    109,975
                                                             ----------
        Hospital Supplies -- 0.23%
          Johnson & Johnson:
           4.95% due 5/15/33.......................  205,000    178,116
                                                             ----------
        Household Products -- 0.44%
          Fortune Brands, Inc.:
           2.88% due 12/1/06.......................  221,000    219,588
          Procter & Gamble Co.:
           5.50% due 2/1/34........................  132,000    123,237
                                                             ----------
                                                                342,825
                                                             ----------
        Information Processing - Hardware -- 0.30%
          International Business Machines Corp.:
           6.22% due 8/1/27........................  228,000    233,528
                                                             ----------
        Information Processing - Services -- 0.14%
          Computer Sciences Corp.:
           6.75% due 6/15/06.......................  100,000    107,060
                                                             ----------
        Insurance -- 0.69%
          Assurant, Inc.:
           5.63% due 2/15/14*......................   92,000     90,107
          ING Security Life Institutional Funding:
           2.70% due 2/15/07*......................  221,000    217,721
          Kingsway America, Inc.:
           7.50% due 2/1/14*.......................  122,000    121,132
          MetLife, Inc.:
           6.38% due 6/15/34.......................  111,000    111,176
                                                             ----------
                                                                540,136
                                                             ----------
        Leisure and Tourism -- 0.17%
          MGM Mirage, Inc.:
           6.00% due 10/1/09.......................  131,000    129,854
                                                             ----------

                                                    Par      Market
                                                   Value     Value
           ---------------------------------------------------------
           Machinery -- 0.11%
             Atlas Copco AB:
              6.50% due 4/1/08*.................. $ 81,000 $   86,973
                                                           ----------
           Metals -- 0.32%
             Alcan, Inc.:
              6.13% due 12/15/33.................  132,000    126,197
             Noranda, Inc.:
              7.00% due 7/15/05..................  117,000    121,579
                                                           ----------
                                                              247,776
                                                           ----------
           Multimedia -- 0.87%
             News America Holdings:
              7.75% due 12/1/45..................   86,000     97,133
             News America, Inc.:
              7.63% due 11/30/28.................  133,000    148,570
             Time Warner Entertainment Co., LP:
              8.38% due 3/15/23..................  127,000    147,302
             Time Warner, Inc.:
              6.88% due 6/15/18..................   49,000     51,017
              6.63% due 5/15/29..................  133,000    129,315
              6.13% due 4/15/06..................  100,000    105,367
                                                           ----------
                                                              678,704
                                                           ----------
           Oil and Gas -- 1.75%
             Amerada Hess Corp.:
              7.30% due 8/15/31..................  132,000    133,230
              6.65% due 8/15/11..................  224,000    236,612
             ConocoPhillips Holding Co.:
              6.95% due 4/15/29..................  117,000    128,040
             Devon Energy Corp.:
              2.75% due 8/1/06...................  163,000    161,166
             Occidental Petroleum Corp.:
              6.50% due 4/1/05...................  200,000    207,335
             Pennzoil Co.:
              10.25% due 11/1/05.................  130,000    142,550
             Plains All American Pipeline LP:
              5.63% due 12/15/13*................  244,000    231,403
             XTO Energy, Inc.:
              7.50% due 4/15/12..................  109,000    122,625
                                                           ----------
                                                            1,362,961
                                                           ----------
           Paper/Forest Products -- 0.63%
             Domtar, Inc.:
              5.38% due 12/1/13..................   44,000     41,863
             Norske Skogsindustrier ASA:
              7.13% due 10/15/33*................   53,000     53,365
             Weyerhaeuser Co.:
              6.13% due 3/15/07..................  180,000    190,796
              5.50% due 3/15/05..................  196,000    201,169
                                                           ----------
                                                              487,193
                                                           ----------
           Pollution Control -- 0.45%
             Allied Waste North America, Inc.:
              5.75% due 2/15/11*.................  132,000    122,760
             Waste Management, Inc.:
              7.38% due 5/15/29..................   86,000     92,113
              7.00% due 7/15/28..................  127,000    131,513
                                                           ----------
                                                              346,386
                                                           ----------
           Railroads & Equipment -- 1.18%
             Burlington Northern Santa Fe Corp.:
              8.13% due 4/15/20..................  202,000    237,525
             CSX Corp.:
              2.75% due 2/15/06..................  105,000    104,275
             Norfolk Southern Corp.:
              7.05% due 5/1/37...................  265,000    279,877

                                                                             15
       CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                   Par      Market
                                                  Value     Value
            -----------------------------------  -------- ----------
            CORPORATE BONDS (continued)
            Railroads & Equipment (continued)
              Union Pacific Corp.:
               7.38% due 9/15/09................ $168,000 $  189,302
               6.25% due 5/1/34.................  110,000    107,093
                                                          ----------
                                                             918,072
                                                          ----------
            Real Estate -- 0.13%
              Brascan Corp.:
               7.38% due 3/1/33.................   98,000    101,910
                                                          ----------
            Retail -- 1.27%
              Kroger Co.:
               7.38% due 3/1/05.................  201,000    208,724
              Safeway, Inc.:
               7.00% due 9/15/07................  215,000    234,664
               2.50% due 11/1/05................  201,000    200,391
              Wal-Mart Stores, Inc.:
               6.88% due 8/10/09................  309,000    345,382
                                                          ----------
                                                             989,161
                                                          ----------
            Savings & Loan -- 0.25%
              Washington Mutual, Inc.:
               4.63% due 4/1/14.................   91,000     82,812
              World Savings Bank FSB:
               4.50% due 6/15/09................  114,000    114,293
                                                          ----------
                                                             197,105
                                                          ----------
            Telecommunications -- 1.47%
              AT&T Wireless Services, Inc.:
               8.75% due 3/1/31.................  133,000    162,106
              France Telecom SA:
               9.00% due 3/1/11.................  223,000    258,485
              GTE Corp.:
               7.90% due 2/1/27.................  236,000    253,250
              Koninklijke (Royal) KPN NV:
               8.00% due 10/1/10................  221,000    255,785
               7.50% due 10/1/05................  149,000    158,097
              TELUS Corp.:
               8.00% due 6/1/11.................   50,000     56,851
                                                          ----------
                                                           1,144,574
                                                          ----------
            Utilities - Communication -- 0.60%
              AT&T Corp.:
               6.00% due 3/15/09................  125,000    124,986
              Pacific Bell:
               6.63% due 10/15/34...............  221,000    218,648
              Verizon New York, Inc., Series A:
               7.38% due 4/1/32.................  117,000    123,249
                                                          ----------
                                                             466,883
                                                          ----------
            Utilities - Electric -- 3.57%
              Alabama Power Co.:
               2.80% due 12/1/06................  221,000    218,549
              Appalachian Power Co.:
               4.80% due 6/15/05................  200,000    204,575
              Carolina Power & Light Co.:
               6.13% due 9/15/33................  133,000    129,406
              CenterPoint Energy, Inc.:
               6.85% due 6/1/15.................  101,000    101,736
              Constellation Energy Group, Inc.:
               7.88% due 4/1/05.................  125,000    130,758
              Consumers Energy Co.:
               4.00% due 5/15/10................  110,000    103,504
              Dominion Resources, Inc.:
               7.63% due 7/15/05................  200,000    211,361
              FirstEnergy Corp.:
               5.50% due 11/15/06...............  122,000    126,690
              Georgia Power Co.:
               6.20% due 2/1/06.................  200,000    211,301

                                                    Par       Market
                                                   Value      Value
        ---------------------------------------------------------------
        Utilities -- Electric (continued)
          Great Lakes Power, Inc.:
           8.30% due 3/1/05..................... $  110,000 $   114,234
          Indianapolis Power & Light Co.:
           6.60% due 1/1/34*....................     60,000      59,136
          NiSource Finance Corp.:
           7.63% due 11/15/05...................    165,000     176,244
          Old Dominion Electric Cooperative:
           5.68% due 12/1/28....................     76,000      75,104
          Progress Energy, Inc.:
           6.75% due 3/1/06.....................    180,000     191,030
          Southern California Edison Co.:
           8.00% due 2/15/07....................    319,000     354,328
          TECO Energy, Inc.:
           7.50% due 6/15/10....................     25,000      25,375
          Virginia Electric and Power Co.:
           4.10% due 12/15/08...................    227,000     224,434
          Western Resources, Inc.:
           7.88% due 5/1/07.....................    110,000     121,566
                                                            -----------
                                                              2,779,331
                                                            -----------
        Utilities - Gas, Pipeline -- 0.79%
          Arkla, Inc.:
           8.90% due 12/15/06...................    201,000     223,936
          Duke Capital Corp.:
           6.25% due 7/15/05....................    110,000     114,273
           5.50% due 3/1/14.....................    180,000     171,142
          Panhandle Eastern Pipe Line Co.:
           2.75% due 3/15/07 *..................    110,000     107,011
                                                            -----------
                                                                616,362
                                                            -----------
        Total Corporate Bonds
           (Cost $26,486,563)...................             26,057,058
                                                            -----------
        FOREIGN GOVERNMENT BONDS -- 0.83%
          Government of United Kingdom:
           2.25% due 7/8/08 *...................    197,000     185,583
          Quebec Province Canada:
           7.50% due 9/15/29(3).................    191,000     229,488
           5.00% due 7/17/09....................    225,000     231,016
                                                            -----------
        Total Foreign Government Bonds
           (Cost $652,139)......................                646,087
                                                            -----------
        UNITED STATES GOVERNMENT BONDS -- 59.57%
        Government Agencies -- 42.65%
          Federal Farm Credit Bks.:
           2.50% due 3/15/06....................    672,000     669,511
          Federal Home Loan Bank:
           5.25% due 8/15/06....................    660,000     690,914
           4.50% due 9/16/13....................    280,000     266,107
           1.88% due 6/15/06....................    660,000     647,135
          Federal Home Loan Mtg. Corp.:
           8.00% due 1/1/29.....................     30,543      33,080
           8.00% due 12/1/29....................     59,264      64,083
           8.00% due 12/1/30....................     52,565      56,794
           8.00% due 1/1/31.....................        976       1,055
           7.50% due 4/1/31.....................    672,108     721,460
           7.00% due 11/1/16....................    192,160     204,316
           7.00% due 7/1/32.....................     50,037      52,566
           6.63% due 9/15/09....................    971,000   1,073,941
           6.50% due 2/1/33.....................    328,208     340,022
           6.00% due 10/1/33....................  1,953,742   1,988,144
           6.00% due 11/1/33....................    233,294     237,402
           6.00% due 12/1/33....................    919,572     935,764
           5.50% due 11/1/18....................    967,385     988,509
           5.50% due 10/1/33....................     73,136      72,609
           5.50% due 1/1/34.....................  1,101,660   1,092,494
           5.00% due 10/1/33....................     35,025      33,701

16
       CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                     Par       Market
                                                    Value      Value
       ------------------------------------------ ---------- -----------
       UNITED STATES GOVERNMENT BONDS (continued)
       Government Agencies (continued)
          5.00% due 2/1/34....................... $1,883,150 $ 1,809,883
          5.00% due 3/1/34.......................    960,906     923,521
          4.50% due 1/15/14......................     70,000      66,260
          4.50% due 11/1/18......................  1,333,418   1,305,382
          3.00% due 10/27/06.....................    723,000     722,510
          2.85% due 2/23/07......................    971,000     958,487
          2.63% due 9/17/07......................    358,000     347,753
          2.50% due 12/4/06......................    680,000     670,352
          2.38% due 10/2/06......................    330,000     324,736
          2.20% due 12/30/05.....................    723,000     719,858
          2.00% due 2/23/06......................    716,000     709,521
         Federal National Mtg. Assoc.:
          7.50% due 11/1/14......................     18,721      20,010
          7.50% due 8/1/15.......................      4,169       4,453
          7.00% due 9/1/31.......................  1,087,189   1,145,674
          6.63% due 11/15/30.....................    555,000     605,325
          6.50% due 3/1/17.......................    327,974     346,336
          6.50% due 8/1/31.......................    201,576     208,974
          6.50% due 7/1/32.......................  1,201,933   1,245,371
          6.00% due 3/1/16.......................      5,473       5,688
          6.00% due 12/1/16......................    208,651     216,854
          6.00% due 11/1/17......................    520,525     540,875
          5.50% due 4/1/33.......................  2,008,402   1,993,836
          5.50% due 12/1/33......................  2,365,939   2,347,355
          5.00% due 8/1/18.......................    260,649     260,921
          5.00% due 9/1/18.......................  1,094,350   1,095,490
          5.00% due 10/1/18......................    890,342     891,269
          5.00% due 10/1/33......................     87,469      84,218
          5.00% due 3/1/34.......................    996,735     958,578
          4.50% due 2/1/18.......................    409,685     401,114
          4.50% due 6/1/18.......................    232,634     227,766
          2.50% due 5/12/06......................    660,000     656,253
         Government National Mtg. Assoc.:
          6.50% due 7/15/32......................    404,176     420,486
          6.50% due 9/15/32......................    561,661     584,327
          6.00% due 3/15/29......................    107,289     109,553
          6.00% due 4/15/29......................     92,835      94,793
                                                             -----------
                                                              33,193,389
                                                             -----------
       Government Obligations -- 16.93%
         United States Treasury Bonds:
          9.38% due 2/15/06......................    717,000     800,687
          7.25% due 8/15/22......................    531,000     647,239
          7.13% due 2/15/23......................  1,592,000   1,919,045
          6.25% due 8/15/23......................  1,105,000   1,216,104
          5.38% due 2/15/31(2)...................  1,017,000   1,020,774
          5.25% due 2/15/29......................    450,000     438,539

                                                                 Par       Market
                                                                Value      Value
-----------------------------------------------------------------------------------
  United States Treasury Notes:
   6.88% due 5/15/06........................................ $  732,000  $   792,447
   6.50% due 2/15/10........................................    660,000      743,557
   4.25% due 8/15/13........................................    136,000      132,218
   4.00% due 2/15/14(2).....................................    503,000      478,164
   3.88% due 2/15/13........................................  1,042,000      992,261
   3.00% due 2/15/09........................................     89,000       86,101
   2.63% due 3/15/09........................................     39,000       37,053
   2.00% due 8/31/05........................................    468,000      467,908
   2.00% due 5/15/06........................................     51,000       50,498
   2.00% due 1/15/14........................................    341,400      341,920
   1.88% due 12/31/05.......................................     89,000       88,423
   1.88% due 1/31/06........................................     98,000       97,250
   1.63% due 9/30/05........................................    197,000      195,846
   1.50% due 2/28/05........................................    410,000      409,632
   1.13% due 6/30/05........................................  2,237,000    2,218,999
                                                                         -----------
                                                                          13,174,665
                                                                         -----------
Total United States Government Bonds
   (Cost $47,149,653).......................................              46,368,054
                                                                         -----------
Total Investment Securities -- 93.88%
   (Cost $74,288,355).......................................              73,071,199
                                                                         -----------
SHORT-TERM INVESTMENTS -- 0.39%
Collective Investment Pool
  Securities Lending Quality Trust(4)
   (Cost $301,530)..........................................    301,530      301,530
                                                                         -----------
REPURCHASE AGREEMENT -- 5.39%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $4,197,410 and collateralized by
   Federal National Mtg. Assoc. Notes, bearing interest at
   3.00%, due 7/16/13 and having an approximate value of
   $4,326,700
   (Cost $4,197,000)........................................  4,197,000    4,197,000
                                                                         -----------
TOTAL INVESTMENTS --
   (Cost $78,786,885).......................................      99.66%  77,569,729
Other assets less liabilities...............................       0.34%     266,109
                                                             ----------  -----------
NET ASSETS --                                                       100% $77,835,838
                                                             ==========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of these securities was $2,293,556 representing 2.95% of net assets.
(1)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2004.
(2)The security or a portion thereof is out on loan (see Note 2).
(3)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)The security is purchased with the cash collateral received from securities loaned (see Note 2).

See Notes to Financial Statements

                                                                             17
                  CORE EQUITY FUND - SCHEDULE OF INVESTMENTS
May 31, 2004



                                                    Number     Market
                                                   of Shares   Value
       ------------------------------------------  --------- -----------
       COMMON STOCK -- 98.86%
       Aerospace/Defense -- 3.68%
         Boeing Co................................  162,000  $ 7,419,600
         General Dynamics Corp....................   22,900    2,189,927
         Honeywell International, Inc.............  233,000    7,852,100
         United Technologies Corp.................   55,600    4,704,316
                                                             -----------
                                                              22,165,943
                                                             -----------
       Apparel & Products -- 0.70%
         Gap, Inc.................................   70,500    1,702,575
         Nike, Inc., Class B......................   35,400    2,518,710
                                                             -----------
                                                               4,221,285
                                                             -----------
       Banks -- 8.33%
         Bank of America Corp.....................  287,954   23,937,616
         Bank One Corp............................   74,150    3,592,568
         PNC Financial Services Group.............  114,000    6,293,940
         State Street Bank & Trust Co.............   43,600    2,111,112
         Wachovia Corp............................  139,000    6,562,190
         Wells Fargo & Co.........................  130,000    7,644,000
                                                             -----------
                                                              50,141,426
                                                             -----------
       Beverages -- 2.71%
         Coca-Cola Bottling Co....................  121,200    6,223,620
         PepsiCo, Inc.............................  189,250   10,100,273
                                                             -----------
                                                              16,323,893
                                                             -----------
       Broadcasting -- 2.50%
         Comcast Corp., Class A+..................  133,000    3,850,350
         Comcast Corp., Class A Special+..........  229,400    6,503,490
         Liberty Media Corp.+.....................  425,000    4,666,500
                                                             -----------
                                                              15,020,340
                                                             -----------
       Building Materials -- 1.27%
         Lowe's Cos., Inc.........................  142,400    7,628,368
                                                             -----------
       Chemical -- 0.81%
         Dow Chemical Co..........................   35,200    1,404,480
         E.I. du Pont de Nemours and Co...........   80,200    3,464,640
                                                             -----------
                                                               4,869,120
                                                             -----------
       Commercial Services -- 0.24%
         Accenture, Ltd., Class A+................   58,850    1,448,299
                                                             -----------
       Conglomerates -- 6.19%
         3M Co....................................   43,000    3,636,080
         General Electric Co......................  435,900   13,565,208
         ITT Industries, Inc......................   43,800    3,528,090
         Tyco International, Ltd..................  536,900   16,531,151
                                                             -----------
                                                              37,260,529
                                                             -----------
       Drugs -- 9.42%
         Abbott Laboratories......................  105,550    4,349,715
         AstraZeneca, PLC ADR.....................   46,600    2,185,540
         Bristol-Myers Squibb Co..................  172,000    4,346,440
         Eli Lilly & Co...........................   81,400    5,996,738
         Merck & Co., Inc.........................   92,000    4,351,600
         Mylan Laboratories, Inc..................  416,000    9,280,960
         Pfizer, Inc..............................  537,150   18,982,881
         Teva Pharmaceutical Industries, Ltd. ADR.   52,000    3,440,840
         Wyeth....................................  104,400    3,758,400
                                                             -----------
                                                              56,693,114
                                                             -----------
       Financial Services -- 8.37%
         American Express Co......................   52,700    2,671,890
         Citigroup, Inc...........................  379,833   17,635,646
         Fannie Mae...............................   56,500    3,825,050
         Franklin Resources, Inc..................   35,400    1,779,912
         Freddie Mac..............................  144,000    8,408,160
         JP Morgan Chase & Co.....................  235,000    8,657,400

                                                    Number     Market
                                                   of Shares   Value
        ----------------------------------------------------------------
        Financial Services (continued)
          Merrill Lynch & Co., Inc................  105,650  $ 6,000,920
          Principal Financial Group, Inc..........   40,400    1,411,980
                                                             -----------
                                                              50,390,958
                                                             -----------
        Freight -- 0.64%
          FedEx Corp..............................   52,200    3,840,876
                                                             -----------
        Healthcare -- 0.46%
          Anthem, Inc.+...........................   31,200    2,762,136
                                                             -----------
        Hospital Supplies -- 4.15%
          Baxter International, Inc...............  125,000    3,930,000
          Cardinal Health, Inc....................  165,200   11,185,692
          Johnson & Johnson.......................   98,000    5,459,580
          Medtronic, Inc..........................   91,600    4,387,640
                                                             -----------
                                                              24,962,912
                                                             -----------
        Household Products -- 5.03%
          Avon Products, Inc......................  112,000    9,929,920
          Gillette Co.............................  120,400    5,188,036
          Kimberly-Clark Corp.....................   88,000    5,799,200
          Procter & Gamble Co.....................   86,700    9,347,994
                                                             -----------
                                                              30,265,150
                                                             -----------
        Information Processing - Hardware -- 3.17%
          Dell, Inc.+.............................  136,200    4,791,516
          Hewlett-Packard Co......................  224,000    4,757,760
          International Business Machines Corp....  107,350    9,510,136
                                                             -----------
                                                              19,059,412
                                                             -----------
        Information Processing - Services -- 2.84%
          EMC Corp.+..............................   81,200      912,688
          First Data Corp.........................  309,900   13,415,571
          Yahoo!, Inc.+...........................   90,600    2,777,796
                                                             -----------
                                                              17,106,055
                                                             -----------
        Information Processing - Software -- 4.44%
          Computer Associates International, Inc..  239,000    6,467,340
          Microsoft Corp..........................  769,400   20,273,690
                                                             -----------
                                                              26,741,030
                                                             -----------
        Insurance -- 4.82%
          ACE, Ltd................................   84,000    3,459,120
          Allstate Corp...........................  277,000   12,182,460
          American International Group, Inc.#.....  103,475    7,584,718
          Marsh & McLennan Cos., Inc..............   64,600    2,850,152
          St. Paul Cos., Inc......................   74,421    2,953,025
                                                             -----------
                                                              29,029,475
                                                             -----------
        Leisure and Tourism -- 2.68%
          Carnival Corp...........................  270,000   11,504,700
          Mattel, Inc.............................  265,000    4,632,200
                                                             -----------
                                                              16,136,900
                                                             -----------
        Machinery -- 0.40%
          Caterpillar, Inc........................   31,600    2,381,060
                                                             -----------
        Medical - Biomedical/Gene -- 0.80%
          Amgen, Inc.+............................   57,300    3,134,310
          Genzyme Corp.+..........................   38,600    1,682,188
                                                             -----------
                                                               4,816,498
                                                             -----------
        Medical Technology -- 0.47%
          Guidant Corp............................   52,100    2,831,114
                                                             -----------
        Metals -- 0.88%
          Alcoa, Inc..............................  119,950    3,754,435
          Rio Tinto, PLC..........................   15,500    1,512,490
                                                             -----------
                                                               5,266,925
                                                             -----------

18
            CORE EQUITY FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                  Number      Market
                                                 of Shares    Value
        ---------------------------------------  --------- ------------
        COMMON STOCK (continued)
        Multimedia -- 2.51%
          Time Warner, Inc.+....................  391,800  $  6,676,272
          Viacom, Inc., Class B.................  227,900     8,407,231
                                                           ------------
                                                             15,083,503
                                                           ------------
        Oil and Gas -- 7.67%
          Anadarko Petroleum Corp...............   88,700     4,835,924
          BP, PLC ADR...........................  120,000     6,360,000
          ChevronTexaco Corp....................   54,950     4,967,480
          Exxon Mobil Corp......................  306,600    13,260,450
          Royal Dutch Petroleum Co..............   99,000     4,958,910
          Schlumberger, Ltd.....................  136,300     7,792,271
          Unocal Corp...........................  111,000     3,954,930
                                                           ------------
                                                             46,129,965
                                                           ------------
        Paper/Forest Products -- 0.59%
          International Paper Co................   84,200     3,530,506
                                                           ------------
        Railroads & Equipment -- 0.49%
          CSX Corp..............................   92,900     2,935,640
                                                           ------------
        Retail -- 2.79%
          Costco Wholesale Corp.................   97,000     3,664,660
          Kroger Co.+...........................  402,000     6,709,380
          Wal-Mart Stores, Inc..................  115,050     6,411,736
                                                           ------------
                                                             16,785,776
                                                           ------------
        Semiconductors -- 2.92%
          Applied Materials, Inc.+..............  182,200     3,636,712
          Intel Corp............................  395,600    11,294,380
          Texas Instruments, Inc................  101,100     2,639,721
                                                           ------------
                                                             17,570,813
                                                           ------------
        Telecommunications -- 3.43%
          Cisco Systems, Inc.+..................  208,550     4,619,382
          Corning, Inc.+........................  242,600     3,005,814
          Motorola, Inc.........................  586,300    11,591,151
          Nextel Communications, Inc., Class A+.   62,500     1,445,625
                                                           ------------
                                                             20,661,972
                                                           ------------
        Utilities - Communication -- 1.19%
          SBC Communications, Inc...............  161,000     3,815,700
          Sprint Corp. (FON Group)..............  188,600     3,349,536
                                                           ------------
                                                              7,165,236
                                                           ------------
        Utilities - Electric -- 2.27%
          Exelon Corp...........................   50,600     1,684,980
          FPL Group, Inc........................   83,000     5,291,250
          NiSource, Inc.........................  127,000     2,573,020
          Pinnacle West Capital Corp............  102,000     4,109,580
                                                           ------------
                                                             13,658,830
                                                           ------------
        Total Investment Securities -- 98.86%
           (Cost $580,452,826)..................            594,885,059
                                                           ============

                                                                 Par        Market
                                                                Value       Value
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.96%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $5,251,513 and collateralized by
   Federal National Mtg. Assoc. Notes, bearing interest at
   1.09%, due 7/28/04 and having an approximate value of
   $5,899,185 (Cost $5,772,000)............................. $5,772,000  $  5,772,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $586,224,826)......................................      99.82%  600,657,059
Other assets and liabilities................................       0.18%    1,098,480
                                                             ----------  ------------
NET ASSETS --                                                       100% $601,755,539
                                                             ==========  ============

--------
ADR American Depository Receipt
+  Non-income producing
#  Security represents an investment in an affiliated company.

See Notes to Financial Statements

                                                                             19
             GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS
May 31, 2004



                                                            Par       Market
                                                           Value      Value
------------------------------------------------------  ----------- -----------
FOREIGN GOVERNMENT BONDS -- 1.38%
  Government of United Kingdom:
   2.25% due 7/8/08*................................... $ 1,421,000 $ 1,338,649
  International Bank for Reconstruction & Development:
   5.00% due 3/28/06...................................     650,000     677,072
                                                                    -----------
Total Foreign Government Bonds
   (Cost $2,070,116)...................................               2,015,721
                                                                    -----------
UNITED STATES GOVERNMENT BONDS -- 93.08%
Government Agencies -- 50.79%
  Federal Farm Credit Bks.:
   2.63% due 12/15/05..................................  11,000,000  11,022,935
   2.50% due 3/15/06...................................   4,855,000   4,837,017
  Federal Home Loan Bank:
   5.25% due 8/15/06...................................   4,770,000   4,993,427
   2.50% due 3/15/06...................................   1,540,000   1,535,095
   2.25% due 12/15/05..................................   5,000,000   4,982,290
   1.88% due 6/15/06...................................   4,770,000   4,677,018
  Federal Home Loan Mtg. Corp.:
   8.25% due 4/1/17....................................         216         236
   8.00% due 2/1/30....................................      11,287      12,195
   8.00% due 8/1/30....................................       6,622       7,154
   8.00% due 6/1/31....................................      38,202      41,276
   7.50% due 9/1/16....................................     313,743     334,550
   6.50% due 2/1/32....................................   1,013,002   1,050,231
   6.00% due 11/1/33...................................   1,817,775   1,849,784
   5.50% due 1/1/34....................................   1,436,947   1,424,991
   3.00% due 10/27/06..................................   5,227,000   5,223,456
   2.85% due 2/23/07...................................   3,344,000   3,300,908
   2.63% due 9/17/07...................................   1,233,000   1,197,707
   2.50% due 12/4/06...................................   4,900,000   4,830,474
   2.38% due 10/2/06...................................   2,388,000   2,349,911
   2.00% due 2/23/06...................................   2,466,000   2,443,685
  Federal National Mtg. Assoc.:
   14.50% due 11/15/14.................................         570         666
   13.00% due 11/15/15.................................       2,815       3,224
   12.50% due 9/20/15..................................         962       1,099
   12.00% due 1/15/16..................................         507         576
   11.50% due 9/1/19...................................       1,661       1,879
   7.50% due 3/1/32....................................     109,178     116,561
   7.00% due 9/1/31....................................     571,812     602,573
   6.63% due 11/15/30..................................   4,525,000   4,935,304
   6.50% due 2/1/17....................................     308,557     325,831
   6.50% due 8/1/31....................................     734,798     761,767
   6.50% due 7/1/32....................................   2,060,456   2,134,923
   5.50% due 12/1/33...................................     888,623     881,643
   5.00% due 2/1/19....................................   1,961,968   1,964,012
   2.50% due 5/12/06...................................   4,772,000   4,744,909
  Government National Mtg. Assoc.:
   7.50% due 2/15/29...................................      96,307     103,461
   7.50% due 7/15/30...................................       2,670       2,868
   7.50% due 10/15/30..................................       1,031       1,107
   7.50% due 1/15/31...................................      49,063      52,696
   7.50% due 2/15/31...................................      30,453      32,708
   6.50% due 8/15/31...................................   1,089,133   1,133,142
   6.00% due 1/15/32...................................     407,483     415,641
                                                                    -----------
                                                                     74,330,930
                                                                    -----------

                                                                 Par        Market
                                                                Value       Value
------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT BONDS (continued)
Government Obligations -- 42.29%
  United States Treasury Bonds:
   9.38% due 2/15/06........................................ $2,900,000  $  3,238,485
   7.25% due 5/15/16........................................  2,800,000     3,371,486
   7.25% due 8/15/22........................................  5,500,000     6,703,983
   6.25% due 8/15/23........................................  9,625,000    10,592,765
   5.38% due 2/15/31(1).....................................  8,976,000     9,009,310
   5.25% due 2/15/29........................................  2,085,000     2,031,897
  United States Treasury Notes:
   6.50% due 10/15/06.......................................  1,100,000     1,193,027
   6.50% due 2/15/10(1).....................................  2,857,000     3,218,702
   5.00% due 2/15/11(1).....................................  2,254,000     2,355,782
   4.38% due 8/15/12........................................  3,011,000     2,987,358
   4.25% due 8/15/13(1).....................................  3,502,000     3,404,602
   4.00% due 2/15/14(1).....................................  3,000,000     2,851,875
   3.50% due 11/15/06.......................................  2,000,000     2,031,094
   2.00% due 8/31/05........................................  4,553,000     4,552,112
   2.00% due 1/15/14........................................  3,050,244     3,054,889
   1.50% due 7/31/05........................................  1,000,000       994,766
   1.13% due 6/30/05........................................    303,000       300,562
                                                                         ------------
                                                                           61,892,695
                                                                         ------------
Total United States Government Bonds
   (Cost $138,846,030)......................................              136,223,625
                                                                         ------------
Total Investment Securities -- 94.46%
   (Cost $140,916,146)......................................              138,239,346
                                                                         ------------
REPURCHASE AGREEMENT -- 4.63%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $6,779,663 and collateralized by
   Federal National Mtg. Assn. Notes, bearing interest at
   3.00%, due 7/16/13 and having an approximate value of
   $6,982,500 (Cost $6,779,000).............................  6,779,000  $  6,779,000
                                                                         ------------
TOTAL INVESTMENTS --
   (Cost $147,695,146)......................................      99.09%  145,018,346
Other assets and liabilities................................       0.91%    1,328,729
                                                             ----------  ------------
NET ASSETS --                                                       100% $146,347,075
                                                             ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of these securities was $1,338,649 representing 0.91% of net assets.
(1)The security or a portion thereof is out on loan (see Note 2).

See Notes to Financial Statements

20
                GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2004




                                                   Number     Market
                                                  of Shares   Value
        ----------------------------------------- --------- -----------
        COMMON STOCK -- 98.93%
        Advertising -- 0.87%
          Interpublic Group of Cos., Inc.+.......  109,300  $ 1,571,734
                                                            -----------
        Aerospace/Defense -- 5.70%
          Alliant Techsystems, Inc.+.............   35,000    2,143,750
          General Dynamics Corp..................   25,000    2,390,750
          Honeywell International, Inc...........   64,600    2,177,020
          United Technologies Corp...............   41,700    3,528,237
                                                            -----------
                                                             10,239,757
                                                            -----------
        Apparel & Products -- 2.26%
          Limited, Inc...........................  210,000    4,053,000
                                                            -----------
        Banks -- 6.14%
          Bank of America Corp...................   51,300    4,264,569
          Mellon Financial Corp..................   59,400    1,748,736
          U.S. Bancorp...........................   93,500    2,627,350
          Wells Fargo & Co.......................   40,600    2,387,280
                                                            -----------
                                                             11,027,935
                                                            -----------
        Beverages -- 4.58%
          Anheuser-Busch Cos., Inc...............   45,000    2,397,150
          Coca-Cola Bottling Co..................   50,700    2,603,445
          Diageo, PLC ADR(1).....................   60,000    3,234,000
                                                            -----------
                                                              8,234,595
                                                            -----------
        Chemical -- 1.05%
          Monsanto Co............................   54,600    1,883,700
                                                            -----------
        Conglomerates -- 5.81%
          3M Co..................................   23,300    1,970,248
          General Electric Co....................  178,000    5,539,360
          Tyco International, Ltd................   95,300    2,934,287
                                                            -----------
                                                             10,443,895
                                                            -----------
        Drugs -- 4.55%
          Merck & Co., Inc.......................   61,500    2,908,950
          Pfizer, Inc............................  148,900    5,262,126
                                                            -----------
                                                              8,171,076
                                                            -----------
        Electronics/Electrical Equipment -- 1.70%
          Xerox Corp.+...........................  225,000    3,046,500
                                                            -----------
        Finance Companies -- 3.25%
          Capital One Financial Corp.............   56,600    3,965,396
          SLM Corp...............................   49,000    1,878,170
                                                            -----------
                                                              5,843,566
                                                            -----------
        Financial Services -- 8.21%
          American Express Co....................   43,700    2,215,590
          CIT Group, Inc.........................   54,700    2,049,609
          Citigroup, Inc.........................   90,300    4,192,629
          Goldman Sachs Group, Inc...............   17,000    1,596,470
          JP Morgan Chase & Co...................   82,000    3,020,880
          Morgan Stanley.........................   31,300    1,674,863
                                                            -----------
                                                             14,750,041
                                                            -----------
        Freight -- 1.24%
          United Parcel Service, Inc., Class B...   31,000    2,223,320
                                                            -----------
        Healthcare -- 1.35%
          Anthem, Inc.+(1).......................   27,500    2,434,575
                                                            -----------
        Hospital Supplies -- 3.59%
          Becton, Dickinson and Co...............   33,700    1,695,784
          Johnson & Johnson......................   85,500    4,763,205
                                                            -----------
                                                              6,458,989
                                                            -----------
        Household Products -- 3.48%
          Estee Lauder Cos., Inc., Class A.......   36,200    1,657,598
          Gillette Co............................   45,500    1,960,595
          Procter & Gamble Co....................   24,400    2,630,808
                                                            -----------
                                                              6,249,001
                                                            -----------

                                                   Number     Market
                                                  of Shares   Value
         -------------------------------------------------------------
         Information Processing - Hardware -- 3.89%
           Dell, Inc.+...........................   52,900  $ 1,861,022
           International Business Machines Corp..   36,500    3,233,535
           Lexmark International, Inc., Class A+.   20,200    1,905,264
                                                            -----------
                                                              6,999,821
                                                            -----------
         Information Processing - Services -- 0.83%
           Adobe Systems, Inc....................   33,600    1,499,568
                                                            -----------
         Information Processing - Software -- 3.90%
           Microsoft Corp........................  212,400    5,596,740
           Oracle Corp.+.........................  125,000    1,415,000
                                                            -----------
                                                              7,011,740
                                                            -----------
         Insurance -- 4.01%
           Aetna, Inc............................   20,000    1,624,000
           American International Group, Inc.#...   27,550    2,019,415
           Berkshire Hathaway, Inc., Class B+....    1,200    3,566,400
                                                            -----------
                                                              7,209,815
                                                            -----------
         Leisure and Tourism -- 1.90%
           Carnival Corp.........................   40,000    1,704,400
           McDonald's Corp.......................   64,800    1,710,720
                                                            -----------
                                                              3,415,120
                                                            -----------
         Medical - Biomedical/Gene -- 0.88%
           Amgen, Inc.+..........................   28,800    1,575,360
                                                            -----------
         Medical Technology -- 1.19%
           Guidant Corp..........................   39,200    2,130,128
                                                            -----------
         Multimedia -- 2.16%
           Time Warner, Inc.+....................  111,100    1,893,144
           Walt Disney Co........................   84,900    1,992,603
                                                            -----------
                                                              3,885,747
                                                            -----------
         Oil and Gas -- 6.36%
           Burlington Resources, Inc.............   22,700    1,519,538
           ChevronTexaco Corp....................   26,000    2,350,400
           EOG Resources, Inc....................   25,500    1,362,465
           Exxon Mobil Corp......................  108,300    4,683,975
           Marathon Oil Corp.(1).................   45,500    1,516,970
                                                            -----------
                                                             11,433,348
                                                            -----------
         Paper/Forest Products -- 0.91%
           MeadWestvaco Corp.....................   59,200    1,635,104
                                                            -----------
         Pollution Control -- 1.12%
           Waste Management, Inc.................   70,000    2,013,200
                                                            -----------
         Retail -- 7.10%
           Home Depot, Inc.......................   84,400    3,031,648
           Kohl's Corp.+.........................   75,000    3,567,000
           Target Corp...........................   46,000    2,056,200
           Wal-Mart Stores, Inc..................   73,800    4,112,874
                                                            -----------
                                                             12,767,722
                                                            -----------
         Semiconductors -- 2.37%
           Intel Corp............................  102,200    2,917,810
           Texas Instruments, Inc................   51,700    1,349,887
                                                            -----------
                                                              4,267,697
                                                            -----------
         Telecommunications -- 7.12%
           Cisco Systems, Inc.+..................  107,700    2,385,555
           Motorola, Inc.........................   88,300    1,745,691
           Nextel Communications, Inc., Class A+.   71,300    1,649,169
           Scientific-Atlanta, Inc...............   60,000    2,065,200
           Verizon Communications, Inc...........   97,400    3,368,092
           Vodafone Group, PLC ADR(1)............   66,900    1,589,544
                                                            -----------
                                                             12,803,251
                                                            -----------

                                                                             21
          GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                             Number
                                                           of Shares/     Market
                                                           Par Value      Value
------------------------------------------------------------------------------------
COMMON STOCK (continued)
Tobacco -- 1.41%
  Altria Group, Inc......................................     52,700   $  2,528,019
                                                                       ------------
Total Investment Securities -- 98.93%
   (Cost $167,178,790)...................................               177,807,324
                                                                       ------------
SHORT-TERM INVESTMENTS -- 3.50%
Collective Investment Pool
  Securities Lending Quality Trust(2)
   (Cost $6,290,606)..................................... $6,290,606   $  6,290,606
                                                                       ------------
REPURCHASE AGREEMENT -- 2.28%
State Street Bank Joint Repurchase Agreement (see Note 2)
   (Cost $4,101,000).....................................  4,101,000   $  4,101,000
                                                                       ------------
TOTAL INVESTMENTS --
   (Cost $177,570,396)...................................     104.71%   188,198,930
Liabilities in excess of other assets....................      (4.71)%   (8,462,078)
                                                          ----------   ------------
NET ASSETS --                                                    100%  $179,736,852
                                                          ==========   ============

--------
ADR American Depository Receipt
#  Security represents an investment in an affiliated company.
+  Non-income producing
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

See Notes to Financial Statements

22
                     GROWTH FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2004




                                                  Number    Market
                                                 of Shares  Value
            -----------------------------------  --------- --------
            COMMON STOCK -- 98.22%
            Advertising -- 0.42%
              Getty Images, Inc.+...............     130   $  7,319
              Omnicom Group, Inc................     150     11,980
                                                           --------
                                                             19,299
                                                           --------
            Aerospace/Defense -- 1.31%
              Boeing Co.........................     590     27,022
              L-3 Communications Holdings, Inc..     150      9,561
              United Technologies Corp..........     280     23,691
                                                           --------
                                                             60,274
                                                           --------
            Airlines -- 0.06%
              Southwest Airlines Co.............     170      2,637
                                                           --------
            Apparel & Products -- 1.77%
              Chicos FAS, Inc.+.................     270     11,583
              Coach, Inc.+......................     160      6,978
              Liz Claiborne, Inc................     190      6,517
              Nike, Inc., Class B...............     170     12,095
              Timberland Co., Class A+..........     120      7,440
              TJX Cos., Inc.....................   1,500     37,365
                                                           --------
                                                             81,978
                                                           --------
            Appliances/Furnishings -- 0.56%
              Whirlpool Corp....................     390     25,947
                                                           --------
            Automotive -- 0.14%
              Danaher Corp......................     140      6,584
                                                           --------
            Auto - Replacement Parts -- 0.63%
              Advance Auto Parts, Inc.+.........     680     29,152
                                                           --------
            Banks -- 1.42%
              Commerce Bancorp, Inc.(1).........     180     11,070
              North Fork Bancorp., Inc..........     110      4,235
              State Street Bank & Trust Co......     510     24,694
              U.S. Bancorp......................     490     13,769
              Wells Fargo & Co..................     200     11,760
                                                           --------
                                                             65,528
                                                           --------
            Beverages -- 3.39%
              Coca-Cola Bottling Co.............     650     33,377
              Coca-Cola Enterprises, Inc........   1,030     28,377
              Pepsi Bottling Group, Inc.........     590     17,110
              PepsiCo, Inc......................   1,460     77,920
                                                           --------
                                                            156,784
                                                           --------
            Broadcasting -- 0.23%
              Liberty Media Corp.+..............     970     10,651
                                                           --------
            Building Materials -- 1.84%
              Lowe's Cos., Inc..................   1,260     67,498
              Masco Corp........................     560     16,212
              Vulcan Materials Co...............      30      1,343
                                                           --------
                                                             85,053
                                                           --------
            Commercial Services -- 0.18%
              Rent-A-Center, Inc.+..............     275      8,126
                                                           --------
            Conglomerates -- 6.43%
              3M Co.............................     790     66,802
              General Electric Co...............   7,400    230,288
                                                           --------
                                                            297,090
                                                           --------
            Drugs -- 8.54%
              Abbott Laboratories...............   1,220     50,276
              Barr Pharmaceuticals, Inc.+.......     120      5,234
              Caremark Rx, Inc.+................     490     15,288
              Eon Labs, Inc.+(1)................      70      5,287
              Forest Laboratories, Inc.+........     540     34,231
              Merck & Co., Inc..................     170      8,041
              Pfizer, Inc.......................   7,360    260,103
              Wyeth.............................     450     16,200
                                                           --------
                                                            394,660
                                                           --------

                                                       Number    Market
                                                      of Shares  Value
       ----------------------------------------------------------------
       Electronics/Electrical Equipment -- 1.09%
         Arrow Electronics, Inc.+....................     430   $ 11,709
         Energizer Holdings, Inc.+...................      30      1,360
         Fisher Scientific International, Inc.+......     130      7,463
         Jabil Circuit, Inc.+........................     330      9,342
         Polycom, Inc.+..............................     110      2,254
         Xerox Corp.+................................   1,340     18,144
                                                                --------
                                                                  50,272
                                                                --------
       Finance Companies -- 2.45%
         Capital One Financial Corp..................     680     47,641
         MBNA Corp...................................   2,580     65,532
                                                                --------
                                                                 113,173
                                                                --------
       Financial Services -- 3.55%
         American Express Co.........................     200     10,140
         Charles Schwab Corp.........................     400      3,920
         Citigroup, Inc..............................   1,350     62,681
         Doral Financial Corp........................     225      7,292
         Fannie Mae..................................     880     59,576
         Freddie Mac.................................      60      3,503
         H & R Block, Inc............................     100      4,885
         Merrill Lynch & Co., Inc....................     140      7,952
         T. Rowe Price Group, Inc....................      80      3,853
                                                                --------
                                                                 163,802
                                                                --------
       Foods -- 0.43%
         Dean Foods Co.+.............................     170      6,001
         Sysco Corp..................................     370     13,875
                                                                --------
                                                                  19,876
                                                                --------
       Freight -- 0.28%
         JB Hunt Transport Services, Inc.............     110      3,601
         United Parcel Service, Inc., Class B........     130      9,324
                                                                --------
                                                                  12,925
                                                                --------
       Healthcare -- 0.91%
         Anthem, Inc.+(1)............................      40      3,541
         Community Health Systems, Inc.+.............      90      2,295
         Health Management Associates, Inc., Class A.     350      7,696
         Manor Care, Inc.............................     160      5,013
         Patterson Dental Co.+.......................     190     14,425
         Respironics, Inc.+..........................      20      1,064
         Universal Health Services, Inc., Class B....     180      7,922
                                                                --------
                                                                  41,956
                                                                --------
       Home Builders -- 0.28%
         DR Horton, Inc..............................     330      9,537
         Lennar Corp.................................      70      3,213
                                                                --------
                                                                  12,750
                                                                --------
       Hospital Supplies -- 6.69%
         Beckman Coulter, Inc........................      80      4,840
         Becton, Dickinson and Co....................     280     14,090
         Boston Scientific Corp.+....................     300     13,290
         Cardinal Health, Inc........................     520     35,209
         Henry Schein, Inc.+.........................     250     16,790
         Johnson & Johnson...........................   2,230    124,233
         Medtronic, Inc..............................     960     45,984
         St. Jude Medical, Inc.+.....................     500     38,130
         Varian Medical Systems, Inc.+...............     200     16,580
                                                                --------
                                                                 309,146
                                                                --------
       Household Products -- 2.33%
         Avon Products, Inc..........................     340     30,144
         Procter & Gamble Co.........................     720     77,631
                                                                --------
                                                                 107,775
                                                                --------
       Information Processing - Hardware -- 3.14%
         Dell, Inc.+.................................   2,460     86,543
         Lexmark International, Inc., Class A+.......     620     58,478
                                                                --------
                                                                 145,021
                                                                --------

                                                                             23
              GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                         Number    Market
                                                        of Shares  Value
      ------------------------------------------------  --------- --------
      COMMON STOCK (continued)
      Information Processing - Services -- 6.19%
        Adobe Systems, Inc.............................   1,100   $ 49,093
        Affiliated Computer Services, Inc., Class A+...     230     11,459
        Cognizant Technology Solutions Corp., Class A+.     100      4,624
        eBay, Inc.+....................................     620     55,056
        EMC Corp.+.....................................   2,250     25,290
        Fiserv, Inc.+..................................     370     13,993
        InterActiveCorp+...............................     123      3,845
        Symantec Corp.+................................   1,380     63,204
        Yahoo!, Inc.+..................................   1,940     59,480
                                                                  --------
                                                                   286,044
                                                                  --------
      Information Processing - Software -- 6.32%
        Autodesk, Inc..................................     420     15,061
        Microsoft Corp.................................   7,250    191,037
        Oracle Corp.+..................................   5,220     59,090
        SEI Investments Co.............................     150      4,424
        Siebel Systems, Inc.+..........................     310      3,348
        VERITAS Software Corp.+........................     720     19,152
                                                                  --------
                                                                   292,112
                                                                  --------
      Insurance -- 3.67%
        ACE, Ltd.......................................   1,570     64,653
        AMBAC Financial Group, Inc.....................      40      2,766
        Coventry Health Care, Inc.+....................     615     28,339
        Fidelity National Financial, Inc...............     323     12,141
        UnitedHealth Group, Inc........................     643     41,956
        WellChoice, Inc.+..............................     150      6,177
        Wellpoint Health Networks, Inc., Class A+......     120     13,385
                                                                  --------
                                                                   169,417
                                                                  --------
      Leisure and Tourism -- 1.93%
        Darden Restaurants, Inc........................     450     10,125
        GTECH Holdings Corp............................     230     12,942
        Harrah's Entertainment, Inc....................     330     16,962
        Royal Caribbean Cruises, Ltd.(1)...............     470     18,387
        Starbucks Corp.+...............................     480     19,507
        Yum! Brands, Inc.+.............................     300     11,250
                                                                  --------
                                                                    89,173
                                                                  --------
      Medical - Biomedical/Gene -- 2.46%
        Amgen, Inc.+...................................   1,160     63,452
        Biogen, Inc.+..................................     250     15,537
        Genentech, Inc.+...............................     360     21,532
        Genzyme Corp.+.................................     300     13,074
                                                                  --------
                                                                   113,595
                                                                  --------
      Medical Technology -- 1.06%
        Guidant Corp...................................     480     26,083
        Zimmer Holdings, Inc.+.........................     270     23,045
                                                                  --------
                                                                    49,128
                                                                  --------
      Oil and Gas -- 0.47%
        Amerada Hess Corp..............................     220     15,530
        GlobalSantaFe Corp.............................     250      6,282
                                                                  --------
                                                                    21,812
                                                                  --------
      Paper/Forest Products -- 0.03%
        Avery Dennison Corp............................      20      1,181
                                                                  --------
      Retail -- 8.55%
        Bed Bath & Beyond, Inc.+.......................     480     17,880
        Best Buy Co., Inc..............................     550     29,018
        Borders Group, Inc.............................     110      2,511
        Costco Wholesale Corp..........................     160      6,045

                                                Number     Market
                                               of Shares   Value
            ------------------------------------------------------
            Retail (continued)
              Express Scripts, Inc., Class A+.     170   $   13,304
              Home Depot, Inc.................   2,460       88,363
              Kohl's Corp.+...................     400       19,024
              Michaels Stores, Inc............     270       14,108
              PETsMART, Inc...................     110        3,420
              RadioShack Corp.................      80        2,431
              Staples, Inc....................   1,450       39,991
              Wal-Mart Stores, Inc............   2,440      135,981
              Whole Foods Market, Inc.........     200       17,200
              Williams-Sonoma, Inc.+..........     170        5,432
                                                         ----------
                                                            394,708
                                                         ----------
            Schools -- 2.33%
              Apollo Group, Inc.+.............      20        1,789
              Apollo Group, Inc., Class A+....     420       39,396
              Career Education Corp.+.........     980       66,611
                                                         ----------
                                                            107,796
                                                         ----------
            Semiconductors -- 8.72%
              Altera Corp.+...................     740       16,939
              Analog Devices, Inc.............     340       16,711
              Applied Materials, Inc.+........   1,420       28,343
              Intel Corp......................   6,990      199,564
              KLA-Tencor Corp.+...............     240       11,563
              Linear Technology Corp..........     270       10,708
              Marvell Technology Group, Ltd.+.     160        7,611
              Maxim Integrated Products, Inc..     270       13,724
              Micron Technology, Inc.+........   1,490       22,395
              QLogic Corp.+...................     270        8,289
              Texas Instruments, Inc..........   2,150       56,137
              Xilinx, Inc.....................     300       10,944
                                                         ----------
                                                            402,928
                                                         ----------
            Telecommunications -- 6.31%
              Avaya, Inc.+....................     980       15,513
              CenturyTel, Inc.................     380       11,358
              Cisco Systems, Inc.+............   6,330      140,210
              Foundry Networks, Inc.+.........     320        3,949
              Harris Corp.....................     120        5,549
              Juniper Networks, Inc.+.........     590       12,337
              Motorola, Inc...................     230        4,547
              QUALCOMM, Inc...................   1,460       97,922
                                                         ----------
                                                            291,385
                                                         ----------
            Therapeutics -- 0.55%
              Amylin Pharmaceuticals, Inc.+...     220        4,875
              Gilead Sciences, Inc.+..........     310       20,293
                                                         ----------
                                                             25,168
                                                         ----------
            Tobacco -- 0.85%
              Altria Group, Inc...............     820       39,335
                                                         ----------
            Utilities - Electric -- 0.71%
              Edison International, Inc.......     990       23,898
              Entergy Corp....................     160        8,738
                                                         ----------
                                                             32,636
                                                         ----------
            Total Common Stock
               (Cost $4,041,477)..............            4,536,877
                                                         ----------

24
              GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                   Number
                                                 of Shares/   Market
                                                 Par Value    Value
        --------------------------------------------------------------
        EXCHANGE-TRADED FUNDS -- 0.80%
        Financial Services -- 0.80%
          Nasdaq-100 Index Tracking Stock.......      640   $   23,386
          SPDR Trust Series 1(1)................      120       13,543
                                                            ----------
        Total Exchange-Traded Funds
           (Cost $36,494).......................                36,929
                                                            ----------
        Total Investment Securities -- 99.02%
           (Cost $4,077,971)....................             4,573,806
                                                            ----------
        SHORT-TERM INVESTMENTS -- 1.14%
        Collective Investment Pool
          Securities Lending Quality Trust(2)
           (Cost $52,925).......................  $52,925   $   52,925
                                                            ----------
        TOTAL INVESTMENTS
           (Cost $4,130,896)....................   100.16%   4,626,731
          Liabilities in excess of other assets.    (0.16)%     (7,484)
                                                  -------   ----------
        NET ASSETS --                              100.00%  $4,619,247
                                                  =======   ==========

--------
+  Non-income producing
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

See Notes to Financial Statements

                                                                             25
                HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS
May 31, 2004



                                                     Number of   Market
                                                      Shares     Value
      ---------------------------------------------  --------- -----------
      COMMON STOCK -- 97.39%
      Chemical -- 2.71%
        Invitrogen Corp.+...........................   41,400  $ 2,875,230
        Symyx Technologies, Inc.+(1)................   54,000    1,300,860
                                                               -----------
                                                                 4,176,090
                                                               -----------
      Commercial Services -- 0.22%
        WebMD Corp.+(1).............................   37,800      334,908
                                                               -----------
      Drugs -- 24.73%
        Abbott Laboratories.........................    2,900      119,509
        Able Laboratories, Inc.+(1).................   43,400      807,240
        Allergan, Inc...............................    6,700      595,630
        Angiotech Pharmaceuticals, Inc.+............   33,100      728,862
        Barr Pharmaceuticals, Inc.+.................    1,725       75,245
        Caremark Rx, Inc.+..........................   69,300    2,162,160
        Cephalon, Inc.+(1)(3).......................   90,700    4,886,008
        Cubist Pharmaceuticals, Inc.+(1)............  111,400    1,107,316
        Elan Corp., PLC Sponsored ADR+(1)...........   51,000    1,197,990
        Eli Lilly & Co.(3)..........................   28,500    2,099,595
        Forest Laboratories, Inc.+(3)...............   37,100    2,351,769
        Indevus Pharmaceuticals, Inc.+(1)...........   23,900      199,087
        IVAX Corp.+.................................   50,900    1,239,415
        Ligand Pharmaceuticals, Inc., Class B+(1)...    7,300      149,212
        Medicis Pharmaceutical Corp., Class A.......    2,900      122,728
        Merck & Co., Inc............................    6,600      312,180
        NeighborCare, Inc.+.........................   14,900      447,000
        Novartis AG - ADR...........................    2,700      121,959
        Novo-Nordisk A/S............................    2,300      105,755
        OSI Pharmaceuticals, Inc.+(1)(3)............   22,300    1,827,708
        Penwest Pharmaceuticals Co.+(1).............   11,000      121,220
        Pfizer, Inc.(3).............................  145,560    5,144,090
        Rigel Pharmaceuticals, Inc.+(1).............   17,400      309,024
        Roche Holdings AG-Genusscheine..............    1,600      168,569
        Salix Pharmaceuticals, Ltd.+(1).............   11,600      349,972
        Sanofi-Synthelabo SA(1).....................   11,700      773,078
        Schering-Plough Corp........................   37,000      625,300
        Sepracor, Inc.+(1)..........................   30,200    1,343,598
        Shire Pharmaceuticals Group, PLC ADR+.......    9,100      251,160
        Taro Pharmaceutical Industries, Ltd.,
         Class A+(1)(3).............................   18,800      829,080
        Teva Pharmaceutical Industries, Ltd. ADR(1).   30,100    1,991,717
        Valeant Pharmaceuticals International(1)....   36,800      672,704
        ViroPharma, Inc.+...........................   11,100       20,424
        Watson Pharmaceuticals, Inc.+...............   25,400      948,690
        Wyeth(3)....................................   84,682    3,048,552
        Yamanouchi Pharmaceutical Co., Ltd..........   26,000      836,885
                                                               -----------
                                                                38,090,431
                                                               -----------
      Electronics/Electrical Equipment -- 2.49%
        Fisher Scientific International, Inc.+......   38,100    2,187,321
        Molecular Devices Corp.+(1).................   15,200      259,160
        Waters Corp.+...............................   13,500      622,080
        Wilson Greatbatch Technologies, Inc.+(1)....   28,100      764,320
                                                               -----------
                                                                 3,832,881
                                                               -----------
      Healthcare -- 10.73%
        Anthem, Inc.+(3)............................   87,500    7,746,375
        Community Health Systems, Inc.+.............   27,000      688,500
        Dade Behring Holdings, Inc.+(3).............   23,100    1,031,415
        Edwards Lifesciences Corp.+.................    9,300      337,125
        Encore Medical Corp.+.......................    8,400       58,632
        Epix Medical, Inc.+(1)......................   15,700      383,551
        Kinetic Concepts, Inc.+.....................   21,600    1,047,600
        LabOne, Inc.+(1)............................   17,800      553,758

                                                             Number of   Market
                                                              Shares     Value
---------------------------------------------------------------------------------
Healthcare (continued)
  Laboratory Corp. of America Holdings+.....................    3,100  $   128,216
  Mariner Health Care, Inc.+................................   58,700      940,081
  Omnicare, Inc.(3).........................................   69,300    2,979,900
  Patterson Dental Co.+.....................................    6,600      501,072
  Universal Health Services, Inc., Class B(3)...............    3,100      136,431
                                                                       -----------
                                                                        16,532,656
                                                                       -----------
Hospital Management -- 1.07%
  HCA, Inc.(3)..............................................   37,400    1,452,242
  Triad Hospitals, Inc.+....................................    5,700      201,552
                                                                       -----------
                                                                         1,653,794
                                                                       -----------
Hospital Supplies -- 7.62%
  AmerisourceBergen Corp.(3)................................   19,100    1,145,618
  ArthroCare Corp.+(1)......................................   20,800      509,184
  Boston Scientific Corp.+..................................   50,300    2,228,290
  Cardinal Health, Inc.(3)..................................   11,900      805,749
  CR Bard, Inc..............................................   12,100    1,357,257
  Johnson & Johnson(3)......................................   27,000    1,504,170
  Kyphon, Inc.+(1)..........................................    3,000       73,470
  Medtronic, Inc.(3)........................................   18,000      862,200
  St. Jude Medical, Inc.+...................................   21,700    1,654,842
  STAAR Surgical Co.+(1)....................................   45,100      340,956
  Stryker Corp..............................................   24,600    1,250,910
                                                                       -----------
                                                                        11,732,646
                                                                       -----------
Insurance -- 5.55%
  UnitedHealth Group, Inc.(3)...............................  120,700    7,875,675
  Wellpoint Health Networks, Inc., Class A+.................    6,000      669,240
                                                                       -----------
                                                                         8,544,915
                                                                       -----------
Medical - Biomedical/Gene -- 14.32%
  Alexion Pharmaceuticals, Inc.+(1)(3)......................   25,000      501,250
  Amgen, Inc.+(3)...........................................   90,600    4,955,820
  Biocryst Pharmaceuticals, Inc.+(1)........................   67,400      727,920
  Biogen, Inc.+(3)..........................................   57,900    3,598,485
  BioSphere, Inc.+..........................................   60,700      186,956
  Celgene Corp.+(1).........................................   17,000      969,000
  Cytogen Corp.+(1).........................................   30,000      390,000
  Cytokinetics, Inc.+(1)....................................    5,200       85,280
  Decode Genetics, Inc.+(1).................................   53,400      471,522
  Encysive Pharmaceuticals, Inc.+(1)........................   42,100      387,109
  Exelixis, Inc.+(1)........................................   92,700      854,694
  Genentech, Inc.+..........................................   54,200    3,241,702
  Human Genome Sciences, Inc.+(1)...........................   46,100      501,107
  ICOS Corp.+(1)............................................   13,400      376,808
  Keryx Biopharmaceuticals, Inc.+(1)........................   22,900      306,173
  Keryx Biopharmaceuticals, Inc. (Private Placement)+(2)(7).   11,000      145,860
  MedImmune, Inc.+(3).......................................   54,000    1,299,780
  Millennium Pharmaceuticals, Inc.+.........................   24,600      366,786
  Myogen, Inc.+(1)..........................................   12,000      125,400
  Myriad Genetics, Inc.+(1).................................   21,800      361,662
  Protein Design Labs, Inc.+(1)(3)..........................   60,600    1,182,306
  Regeneron Pharmaceuticals, Inc.+..........................    5,800       65,134
  Transkaryotic Therapies, Inc.+(1).........................   14,300      206,206
  Vertex Pharmaceuticals, Inc.+(1)..........................   60,194      529,707
  Virologic, Inc.+(1).......................................   11,500       32,200
  XOMA, Ltd.+(1)............................................   44,800      187,712
                                                                       -----------
                                                                        22,056,579
                                                                       -----------
Medical Technology -- 7.08%
  Alkermes, Inc.+(1)........................................  132,500    1,908,000
  Andrx Corp.+..............................................    5,800      159,384
  Aspect Medical Systems, Inc.+(1)..........................   37,400      569,228
  CryoLife, Inc.+(1)........................................   47,100      240,210
  Diversa Corp.+(1).........................................   37,700      354,757
  Endologix, Inc.+..........................................   20,900      103,246
  Endologix, Inc. (Private Placement)+(2)(7)................   24,500      120,050
  Fischer Imaging Corp.+....................................   42,400      118,720

26
          HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                   Number of    Market
                                                    Shares      Value
      -------------------------------------------  --------- ------------
      COMMON STOCK (continued)
      Medical Technology (continued)
        Gen-Probe, Inc.+..........................   13,800  $    578,772
        Guidant Corp.(3)..........................   13,300       722,722
        Haemonetics Corp.+........................   17,600       478,720
        Integra LifeSciences Corp.+(1)............    8,400       269,388
        Martek Biosciences Corp.+(3)..............    9,800       626,906
        Nektar Therapeutics+(1)...................   26,600       571,634
        Noven Pharmaceuticals, Inc.+..............    5,700       109,326
        Quest Diagnostics, Inc....................   12,000     1,033,800
        Regeneration Technologies, Inc.+(1).......   33,400       306,612
        Serologicals Corp.+(1)....................    8,700       149,031
        Smith & Nephew, PLC.......................  108,500     1,138,001
        Synthes-Stratec, Inc......................    4,000       470,907
        Ventana Medical Systems, Inc.+(1).........    2,000       103,200
        Zimmer Holdings, Inc.+....................    9,000       768,150
                                                             ------------
                                                               10,900,764
                                                             ------------
      Optical Instruments & Lenses -- 0.30%
        Alcon, Inc................................    5,800       455,068
                                                             ------------
      Real Estate Investment Trusts -- 0.50%
        Ventas, Inc...............................   33,100       771,892
                                                             ------------
      Retail -- 0.09%
        Drugstore.Com, Inc.+(1)...................   30,300       140,592
                                                             ------------
      Retirement/Aged Care -- 0.49%
        Sunrise Senior Living, Inc.+(1)...........   20,800       749,632
                                                             ------------
      Therapeutics -- 19.51%
        Abgenix, Inc.+(1).........................   75,500     1,141,560
        Amylin Pharmaceuticals, Inc.+(1)..........   28,500       631,560
        AtheroGenics, Inc.+(1)....................    2,600        61,074
        CV Therapeutics, Inc.+(1)(3)..............   25,700       336,156
        Discovery Laboratories, Inc.+(1)..........    6,600        72,204
        Eyetech Pharmaceuticals, Inc.+(1).........    2,700       119,664
        Gilead Sciences, Inc.+(3).................  108,800     7,122,048
        ImClone Systems, Inc.+(1)(3)..............  102,200     7,562,800
        Inspire Pharmaceuticals, Inc.+............   25,500       436,815
        Medicines Co.+(1).........................   79,800     2,565,570
        MGI Pharma, Inc.+(1)......................   45,900     2,951,829
        Nabi Biopharmaceuticals+..................      800        13,440
        NeoRx Corp.+(1)...........................   18,100        59,730
        NeoRx Corp. (Private Placement)+(2)(6)(7).        5        30,420
        Neurocrine Biosciences, Inc.+(1)(3).......   33,000     1,890,570
        NPS Pharmaceuticals, Inc.+(1)(3)..........   56,200     1,220,102
        Onyx Pharmaceuticals, Inc.+(1)(3).........   46,500     2,184,105
        Trimeris, Inc.+(3)........................   62,300       913,318
        United Therapeutics Corp.+(1).............   12,200       288,652
        Vion Pharmaceuticals, Inc.+(1)............  119,700       454,860
                                                             ------------
                                                               30,056,477
                                                             ------------
      Total Common Stock
         (Cost $127,148,343)......................            150,029,325
                                                             ------------
      PREFERRED STOCK -- 0.84%
      Financial Services -- 0.84%
        Morgan Stanley
         6.00%*(6)
         (Cost $1,287,300)........................   30,000     1,287,300
                                                             ------------

                                                  Number of
                                                   Shares/       Market
                                                  Par Value      Value
    ---------------------------------------------------------------------
    WARRANTS
    Therapeutics -- 0.00%
      NeoRx Corp.
       Expires 12/03/08(2)(6)
        (Cost $0)..............................       2,000   $          0
                                                              ------------
    Total Investment Securities -- 98.23%
       (Cost $128,435,643).....................                151,316,625
                                                              ------------
    SHORT-TERM INVESTMENTS -- 26.37%
    Collective Investment Pool -- 22.41%
      Securities Lending Quality Trust(5)...... $34,520,772     34,520,772
                                                              ------------
    Registered Investment Companies -- 3.96%
      T. Rowe Price Reserve Investment Fund(4).   6,099,315      6,099,315
                                                              ------------
    TOTAL SHORT-TERM INVESTMENTS
       (Cost $40,620,087)......................                 40,620,087
                                                              ------------
    TOTAL INVESTMENTS --
       (Cost $169,055,730).....................      124.59%   191,936,712
    Liabilities in excess of other assets......      (24.59)%  (37,886,693)
                                                -----------   ------------
    NET ASSETS --                                       100%  $154,050,019
                                                ===========   ============

--------
ADR American Depository Receipt
+  Non-income producing
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of these securities was $1,287,300 representing 0.84% of net assets.
(1)The security or a portion thereof is out on loan (see Note 2).
(2)Fair valued security (see Note 2).
(3)A portion of this security is subject to options written (see Note 4).
(4)The security or a portion thereof represents collateral for uncovered written options.
(5)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)Illiquid security.
(7)To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2004, the Health Sciences Fund held the following restricted securities:

                                                                           Market
                                                                         Value as a
                                Acquisition Shares/ Acquisition  Market     % of
Name                               Date      Value     Cost      Value   Net Assets
----                            ----------- ------- ----------- -------- ----------
Endologix, Inc., Private
 Placement.....................  03/09/04   24,500   $124,950   $120,050   0.08%
Keryx Biopharmaceuticals, Inc.,
 Private Placement.............  02/18/04   11,000    110,000    145,860    0.09
NeoRx Corp., Private
 Placement.....................  12/05/03        5     50,000     30,420    0.02



See Notes to Financial Statements

                                                                             27
                INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS
May 31, 2004




                                                   Number     Market
                                                  of Shares   Value
        -----------------------------------------  -------  -----------
        COMMON STOCK -- 99.21%
        Aerospace/Defense -- 0.24%
          Boeing Co..............................    7,941  $   363,698
          General Dynamics Corp..................    1,885      180,262
                                                            -----------
                                                                543,960
                                                            -----------
        Airlines -- 0.14%
          Delta Air Lines, Inc.+(1)..............    5,300       32,330
          Southwest Airlines Co..................   19,200      297,792
                                                            -----------
                                                                330,122
                                                            -----------
        Apparel & Products -- 0.04%
          Gap, Inc...............................   3,400        82,110
                                                            -----------
        Automotive -- 2.21%
          Ford Motor Co..........................  342,223    5,082,012
                                                            -----------
        Banks -- 7.04%
          Bank of America Corp...................  126,843   10,544,458
          First American Corp., Class A..........  101,575    2,636,887
          National City Corp.....................    4,200      149,058
          Wachovia Corp..........................   50,180    2,368,998
          Wells Fargo & Co.......................    8,300      488,040
                                                            -----------
                                                             16,187,441
                                                            -----------
        Beverages -- 1.48%
          Adolph Coors Co., Class B(1)...........   43,796    2,822,652
          Coca-Cola Enterprises, Inc.............   21,319      587,339
                                                            -----------
                                                              3,409,991
                                                            -----------
        Building Materials -- 0.78%
          Sherwin-Williams Co....................   45,900    1,803,870
                                                            -----------
        Chemical -- 1.98%
          Monsanto Co............................  132,273    4,563,418
                                                            -----------
        Commercial Services -- 0.74%
          Cendant Corp...........................   46,669    1,070,587
          Rent-A-Center, Inc.+...................   21,030      621,436
                                                            -----------
                                                              1,692,023
                                                            -----------
        Conglomerates -- 1.61%
          General Electric Co....................   73,498    2,287,258
          Tyco International, Ltd................   45,797    1,410,089
                                                            -----------
                                                              3,697,347
                                                            -----------
        Drugs -- 5.58%
          Bristol-Myers Squibb Co................  137,740    3,480,690
          King Pharmaceuticals, Inc.+............   18,441      246,372
          Merck & Co., Inc.......................   83,462    3,947,752
          Perrigo Co.(1).........................    3,224       65,963
          Pfizer, Inc............................  143,780    5,081,185
                                                            -----------
                                                             12,821,962
                                                            -----------
        Electronics/Electrical Equipment -- 1.72%
          Applera Corp.-Applied Biosystems Group.   22,623      438,434
          Arrow Electronics, Inc.+...............   68,785    1,873,016
          Avnet, Inc.+...........................   53,593    1,254,076
          Sanmina-SCI Corp.+.....................   37,511      396,866
                                                            -----------
                                                              3,962,392
                                                            -----------
        Financial Services -- 9.21%
          American Financial Group, Inc.(1)......   12,700      383,667
          Citigroup, Inc.........................  210,950    9,794,408
          Countrywide Financial Corp.............   20,034    1,292,193
          Fannie Mae.............................   35,338    2,392,383
          JP Morgan Chase & Co...................  186,900    6,885,396
          Morgan Stanley.........................    7,800      417,378
                                                            -----------
                                                             21,165,425
                                                            -----------
        Foods -- 1.66%
          Archer-Daniels-Midland Co..............   18,456      306,923
          Corn Products International, Inc.(1)...   24,304    1,054,308

                                                    Number     Market
                                                   of Shares   Value
        ----------------------------------------------------------------
        Foods (continued)
          Tyson Foods, Inc., Class A..............  119,400  $ 2,450,088
                                                             -----------
                                                               3,811,319
                                                             -----------
        Freight -- 0.98%
          FedEx Corp..............................    6,600      485,628
          United Parcel Service, Inc., Class B....   24,600    1,764,312
                                                             -----------
                                                               2,249,940
                                                             -----------
        Hardware & Tools -- 0.56%
          Black & Decker Corp.....................   21,428    1,284,180
                                                             -----------
        Home Builders -- 0.49%
          KB Home.................................   13,400      882,792
          NVR, Inc.+(1)...........................      537      245,812
                                                             -----------
                                                               1,128,604
                                                             -----------
        Hospital Supplies -- 4.55%
          AmerisourceBergen Corp..................   41,662    2,498,887
          Becton, Dickinson and Co................   31,400    1,580,048
          Johnson & Johnson.......................  114,433    6,375,062
                                                             -----------
                                                              10,453,997
                                                             -----------
        Household Products -- 3.28%
          Kimberly-Clark Corp.....................   29,100    1,917,690
          Procter & Gamble Co.....................   52,119    5,619,471
                                                             -----------
                                                               7,537,161
                                                             -----------
        Information Processing - Hardware -- 3.86%
          Hewlett-Packard Co......................  148,376    3,151,506
          International Business Machines Corp....   61,658    5,462,282
          Storage Technology Corp.+...............    5,600      158,200
          Tech Data Corp.+........................    2,782      111,670
                                                             -----------
                                                               8,883,658
                                                             -----------
        Information Processing - Services -- 2.28%
          CheckFree Corp.+(1).....................    9,100      279,006
          Computer Sciences Corp.+................   39,713    1,731,090
          Earthlink, Inc.+........................  136,297    1,368,422
          United Online, Inc.+(1).................   44,639      838,767
          VeriSign, Inc.+.........................   57,009    1,034,143
                                                             -----------
                                                               5,251,428
                                                             -----------
        Information Processing - Software -- 2.83%
          Acxiom Corp.............................    7,372      177,665
          Microsoft Corp..........................  236,990    6,244,687
          Oracle Corp.+...........................    6,800       76,976
                                                             -----------
                                                               6,499,328
                                                             -----------
        Insurance -- 5.89%
          ACE, Ltd................................  135,800    5,592,244
          Allstate Corp...........................   16,600      730,068
          AmerUs Group Co.(1).....................   33,658    1,324,442
          Aon Corp................................   33,998      939,365
          Fidelity National Financial, Inc........    8,828      331,844
          Humana, Inc.+...........................   11,925      203,560
          Lincoln National Corp...................   18,243      866,360
          Protective Life Corp....................   21,251      785,862
          St. Paul Cos., Inc......................    1,531       60,750
          W.R. Berkley Corp.......................   64,900    2,703,085
                                                             -----------
                                                              13,537,580
                                                             -----------
        Leisure and Tourism -- 1.46%
          Blockbuster, Inc., Class A(1)...........   89,974    1,408,993
          McDonald's Corp.........................   28,372      749,021
          Regal Entertainment Group, Class A(1)...   56,000    1,198,400
                                                             -----------
                                                               3,356,414
                                                             -----------
        Medical - Biomedical/Gene -- 0.78%
          Amgen, Inc.+............................   32,992    1,804,662
                                                             -----------

28
          INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                   Number     Market
                                                  of Shares   Value
         ---------------------------------------  --------- -----------
         COMMON STOCK (continued)
         Multimedia -- 3.15%
           Time Warner, Inc.+....................  245,000  $ 4,174,800
           Walt Disney Co........................  130,463    3,061,967
                                                            -----------
                                                              7,236,767
                                                            -----------
         Oil and Gas -- 7.56%
           ChevronTexaco Corp....................   81,747    7,389,929
           ConocoPhillips........................   28,984    2,125,397
           Exxon Mobil Corp......................    6,874      297,301
           Marathon Oil Corp.....................   94,289    3,143,595
           Schlumberger, Ltd.....................    1,549       88,556
           Sunoco, Inc...........................   52,034    3,201,652
           UGI Corp..............................   20,150      646,613
           Valero Energy Corp....................    7,363      486,768
                                                            -----------
                                                             17,379,811
                                                            -----------
         Paper/Forest Products -- 1.42%
           Georgia-Pacific Corp..................   31,499    1,128,294
           Louisiana-Pacific Corp................   38,100      880,110
           Plum Creek Timber Co., Inc............    5,357      167,781
           Potlatch Corp.(1).....................   25,008      944,052
           Rayonier, Inc.........................    3,545      148,890
                                                            -----------
                                                              3,269,127
                                                            -----------
         Photography -- 1.88%
           Eastman Kodak Co......................  165,266    4,326,664
                                                            -----------
         Railroads & Equipment -- 0.41%
           Burlington Northern Santa Fe Corp.....    8,400      276,696
           CSX Corp..............................    4,500      142,200
           Norfolk Southern Corp.................    8,200      198,686
           Union Pacific Corp....................    5,700      332,424
                                                            -----------
                                                                950,006
                                                            -----------
         Real Estate Investment Trusts -- 1.79%
           CBL & Associates Properties, Inc......   44,902    2,394,175
           Colonial Properties Trust.............    2,051       78,820
           Equity Office Properties Trust........   61,100    1,646,645
                                                            -----------
                                                              4,119,640
                                                            -----------
         Retail -- 5.25%
           Barnes & Noble, Inc.+.................   53,517    1,602,299
           Borders Group, Inc....................    1,600       36,528
           Claire's Stores, Inc..................   10,800      223,560
           Federated Department Stores, Inc......   92,363    4,406,638
           May Department Stores Co..............  100,600    2,883,196
           Sears, Roebuck and Co.(1).............    1,980       75,240
           SUPERVALU, Inc........................   91,987    2,853,437
                                                            -----------
                                                             12,080,898
                                                            -----------
         Savings & Loan -- 0.04%
           Flagstar Bancorp, Inc.................    4,294       92,579
                                                            -----------
         Semiconductors -- 2.90%
           Intel Corp............................  219,235    6,259,159
           Texas Instruments, Inc................   15,300      399,483
                                                            -----------
                                                              6,658,642
                                                            -----------
         Telecommunications -- 5.28%
           Alltel Corp...........................   34,500    1,746,735
           Aspect Communications Corp.+..........   24,439      313,797
           BellSouth Corp........................   81,800    2,041,728
           Cisco Systems, Inc.+..................   70,585    1,563,458
           Harris Corp...........................    7,700      356,048
           Motorola, Inc.........................  114,233    2,258,386
           Nextel Communications, Inc., Class A+.   36,367      841,169
           PanAmSat Corp.+(1)....................   36,300      843,249
           Verizon Communications, Inc...........   62,900    2,175,082
                                                            -----------
                                                             12,139,652
                                                            -----------

                                                                     Number
                                                                   of Shares/      Market
                                                                   Par Value       Value
--------------------------------------------------------------------------------------------
Tobacco -- 2.51%
  Altria Group, Inc..............................................      56,150   $  2,693,516
  R.J. Reynolds Tobacco Holdings, Inc.(1)........................      54,647      3,071,161
                                                                                ------------
                                                                                   5,764,677
                                                                                ------------
Utilities - Communication -- 1.13%
  AT&T Corp......................................................      19,160        317,673
  SBC Communications, Inc........................................      73,300      1,737,210
  Sprint Corp. (FON Group).......................................      30,934        549,388
                                                                                ------------
                                                                                   2,604,271
                                                                                ------------
Utilities - Electric -- 4.43%
  CenterPoint Energy, Inc.(1)....................................     105,479      1,143,392
  Constellation Energy Group, Inc................................      12,809        489,816
  Edison International, Inc......................................     210,878      5,090,595
  Great Plains Energy, Inc.(1)...................................      42,500      1,287,325
  OGE Energy Corp................................................       2,738         67,081
  PG&E Corp.+....................................................       7,274        207,309
  TXU Corp.......................................................      50,710      1,895,033
                                                                                ------------
                                                                                  10,180,551
                                                                                ------------
Utilities - Gas, Pipeline -- 0.07%
  National Fuel Gas Co...........................................       6,858        172,479
                                                                                ------------
Total Common Stock
   (Cost $216,257,708)...........................................                228,116,108
                                                                                ------------
PREFERRED STOCK -- 0.49%
Automotive -- 0.30%
  Ford Motor Co. Capital Trust II 6.50%..........................       8,000        428,000
  General Motors Corp., Series B 5.25%...........................      10,200        248,064
                                                                                ------------
                                                                                     676,064
                                                                                ------------
Electronics/Electrical Equipment -- 0.19%
  Xerox Corp.: 6.25%.............................................       3,500        443,275
                                                                                ------------
Total Preferred Stock
   (Cost $1,004,383).............................................                  1,119,339
                                                                                ------------
Total Investment Securities -- 99.70%
   (Cost $217,262,091)...........................................                229,235,447
                                                                                ------------
SHORT-TERM INVESTMENTS -- 7.32%
Collective Investment Pool.......................................
 Securities Lending Quality Trust(2).............................
   (Cost $16,834,957)............................................ $16,834,957     16,834,957
                                                                                ------------
REPURCHASE AGREEMENTS -- 0.18%
  Agreement with State Street Bank & Trust Co., bearing interest at 0.88%, dated 5/28/04, to be repurchased 6/1/04 in the
   amount of $407,040 and collateralized by Federal National
   Mtg. Assoc. Notes, bearing interest at 5.10%, due 6/26/18
   and having an approximate value of $417,900. (Cost
   $407,000).....................................................     407,000        407,000
                                                                                ------------
TOTAL INVESTMENTS --
   (Cost $234,504,048)...........................................      107.20%   246,477,404
Liabilities in excess other assets...............................       (7.20)%  (16,549,428)
                                                                  -----------   ------------
NET ASSETS --                                                             100%  $229,927,976
                                                                  ===========   ============

--------
+  Non-income producing
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

See Notes to Financial Statements

                                                                             29
             INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS
May 31, 2004



                                                            Number     Market
                                                           of Shares   Value
---------------------------------------------------------  --------- ----------
COMMON STOCK -- 92.22%
Advertising -- 0.25%
  Aegis Group, PLC........................................   27,417  $   44,366
  Asatsu-DK, Inc..........................................      900      23,257
  Dentsu, Inc.............................................       37      95,947
  Publicis Groupe SA......................................    2,649      78,037
  WPP Group, PLC..........................................   26,126     260,608
                                                                     ----------
                                                                        502,215
                                                                     ----------
Aerospace/Defense -- 0.30%
  BAE Systems, PLC........................................   75,431     284,581
  Cobham, PLC.............................................    2,735      68,205
  Finmeccanica SpA........................................  145,538     109,851
  Meggitt PLC.............................................    7,282      33,549
  Serco Group, PLC........................................   10,719      39,703
  Thales SA...............................................    1,906      67,206
                                                                     ----------
                                                                        603,095
                                                                     ----------
Airlines -- 0.47%
  Air France..............................................    3,009      49,135
  All Nippon Airways Co., Ltd.............................   14,000      43,032
  Auckland International Airport, Ltd.....................    6,004      25,479
  BAA, PLC................................................   26,377     263,112
  British Airways, PLC+...................................   13,345      62,215
  Cathay Pacific Airways, Ltd.............................   24,000      45,263
  Deutsche Lufthansa AG...................................    4,703      67,205
  European Aeronautic Defense and Space Co................    6,011     148,152
  Flughafen Wien AG.......................................      259      14,399
  Iberia Lineas Aereas de Espana..........................   11,403      32,729
  Japan Airlines System Corp.+............................   17,000      49,633
  Kobenhavns Lufthavne A/S................................      135      19,154
  Ryanair Holdings, PLC (Ireland)+........................    3,622      19,199
  Ryanair Holdings, PLC Sponsored ADR+(1).................      205       6,292
  SAS AB+.................................................    2,700      24,110
  Singapore Airlines, Ltd.................................   14,000      86,509
                                                                     ----------
                                                                        955,618
                                                                     ----------
Apparel & Products -- 0.58%
  Adidas-Salomon AG.......................................    1,120     132,127
  Benetton Group SpA......................................    1,343      15,238
  Bulgari SpA.............................................    3,287      31,715
  Esprit Holdings, Ltd....................................   17,500      76,785
  Giordano International, Ltd.............................   36,000      22,054
  Gunze, Ltd..............................................    5,017      23,973
  Hagemeyer NV+...........................................   12,141      25,950
  Hermes International....................................      228      44,778
  Inditex SA..............................................    5,377     123,726
  Luxottica Group SpA.....................................    3,361      54,391
  Marks & Spencer Group, PLC..............................   55,641     366,784
  Onward Kashiyama Co., Ltd...............................    2,944      47,621
  Puma AG Rudolf Dassier Sport............................      398      97,161
  Tokyo Style Co..........................................    2,000      22,668
  Wacoal Corp.............................................    3,000      31,879
  World Co., Ltd..........................................      800      25,025
  Yue Yuen Industrial Holdings, Ltd.......................   12,000      29,867
                                                                     ----------
                                                                      1,171,742
                                                                     ----------
Appliances/Furnishings -- 0.12%
  Electrolux AB...........................................    6,900     137,591
  Kesa Electricals, PLC...................................   13,053      68,094
  MFI Furniture Group, PLC................................   15,299      41,869
                                                                     ----------
                                                                        247,554
                                                                     ----------
Automotive -- 3.77%
  Aisin Seiki Co., Ltd....................................    3,900      72,491
  Autobacs Seven Co., Ltd.................................      755      21,084
  Bridgestone Corp........................................   15,000     250,929
  Compagnie Generale des Etablissements Michelin, Class B.    3,534     172,650
  Continental AG..........................................    3,328     149,376
  Cycle & Carriage, Ltd...................................    4,059      15,527
  DaimlerChrysler AG......................................   21,221     946,276

                                                        Number     Market
                                                       of Shares   Value
     ---------------------------------------------------------------------
     Automotive (continued)
       Denso Corp.....................................   13,000  $  279,355
       Fiat SpA+......................................   12,824      90,843
       Futuris, Corp., Ltd............................   12,948      14,343
       GKN, PLC.......................................   18,096      76,152
       Honda Motor Co., Ltd...........................   19,200     828,652
       Inchcape, PLC..................................    1,848      53,370
       NGK Spark Plug Co., Ltd........................    4,455      40,151
       Nissan Motor Co., Ltd..........................   61,200     618,714
       NOK Corp.......................................    2,300      82,374
       Nokian Renkaat Oyj.............................      230      21,285
       Pirelli & Co. SpA..............................   45,088      46,257
       PSA Peugoet Citroen............................    4,194     236,806
       Renault SA.....................................    4,565     340,103
       Sanden Corp....................................    2,803      16,215
       Scania AB......................................    2,300      72,115
       Toyoda Gosei...................................    1,300      31,884
       Toyota Motor Corp..............................   71,149   2,580,433
       Trelleborg AB..................................    1,829      33,156
       USS Co., Ltd...................................      560      45,190
       Valeo SA.......................................    1,822      73,902
       Volkswagen AG..................................    5,526     241,081
       Volvo AB, Class A..............................    2,300      71,652
       Volvo AB, Class B..............................    5,600     181,601
                                                                 ----------
                                                                  7,703,967
                                                                 ----------
     Banks -- 14.42%
       77th Bank, Ltd.................................    8,000      47,293
       ABN AMRO Holding NV............................   38,441     819,276
       Allied Irish Banks, PLC........................   20,852     295,424
       Alpha Bank AE..................................    4,107     107,545
       Australia & New Zealand Banking Group, Ltd.@...   44,507     576,660
       Banca Antonveneta SpA+.........................    5,684     113,435
       Banca di Roma SpA..............................   35,362     104,302
       Banca Monte dei Paschi di Siena SpA............   27,160      84,257
       Banche Popolari Unite Group....................    8,214     132,023
       Banco Bilbao Vizcaya Argentaria SA.............   79,406   1,051,291
       Banco Comercial Portugues SA...................   44,162     102,481
       Banco Espirto Santo SA.........................    2,589      42,688
       Banco Popolare Di Verona e Novara..............    9,126     149,803
       Banco Popular Espanol SA.......................    3,923     220,642
       Banco Santander Central Hispano SA.............  105,788   1,122,784
       Bank Austria Creditanstalt AG..................      906      51,554
       Bank of East Asia..............................   32,600      92,850
       Bank of Fukuoka, Ltd...........................   13,145      68,293
       Bank of Ireland................................   23,884     282,956
       Bank of Yokohama, Ltd..........................   23,000     131,381
       Bank of Yokohama, Ltd. ADR+....................    2,296     130,874
       Barclays, PLC..................................  160,932   1,403,168
       Bayerische Hypo-und Vereinsbank AG+............   14,404     243,478
       BNP Paribas SA.................................   20,046   1,224,159
       BOC Hong Kong Holdings, Ltd....................   91,000     158,195
       BPI-SGPS SA....................................    8,431      30,789
       Chiba Bank, Ltd................................   17,000      98,187
       Close Brothers Group, PLC......................    3,018      44,410
       Commercial Bank of Greece......................    1,275      34,072
       Commerzbank AG+................................   12,526     205,461
       Commonwealth Bank of Australia.................   31,085     730,426
       Credit Agricole SA.............................   16,345     401,855
       Daiwa Bank Holdings+...........................  112,000     193,961
       Danske Bank A/S................................   11,400     259,280
       DBS Group Holdings, Ltd........................   27,000     224,040
       Depfa Bank, PLC................................    8,702     130,514
       Dexia (Brussels)...............................   15,933     266,599
       Dexia (Paris)+.................................    1,290          16
       DnB Holdings ASA...............................   15,960     101,098
       EFG Eurobank Ergasias SA.......................    4,660     102,674
       Erste Bank Der Oesterreichischen Sparkassen AG.      738     114,022
       Firstgroup, PLC................................    9,932      50,128
       Gunma Bank, Ltd................................   10,000      46,151

30
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                   Number     Market
                                                  of Shares   Value
        ----------------------------------------  --------- -----------
        COMMON STOCK (continued)
        Banks (continued)
          Hang Seng Bank, Ltd....................   18,788  $   238,029
          HBOS, PLC..............................   95,040    1,244,289
          Hokugin Financial Group, Inc...........   19,177       38,949
          HSBC Holdings, PLC.....................  271,032    4,020,553
          Hypo Real Estate Holding+..............    3,215       90,391
          Joyo Bank, Ltd.........................   16,723       66,110
          KBC Bankverzekeringsholding............    2,620      150,237
          Lloyds TSB Group, PLC..................  137,887    1,089,726
          Macquarie Bank, Ltd....................    5,322      126,918
          Mediobanca SpA.........................   11,515      131,919
          Mitsubishi Tokyo Financial Group, Inc..      111      956,116
          Mitsui Trust Holdings, Inc.............   13,000       86,635
          National Australia Bank, Ltd...........   37,133      798,767
          National Bank of Greece SA.............    4,713      140,797
          Nordea AB (Euro).......................    5,700       38,985
          Nordea AB (Swedish Krone)..............   54,090      366,793
          Oversea-Chinese Banking Corp., Ltd.....   23,000      162,425
          OverSeas Union Enterprises.............    3,000       11,917
          Piraeus Bank...........................    4,144       48,588
          Royal Bank of Scotland Group, PLC......   69,136    2,087,923
          Sanpaolo IMI SpA.......................   23,214      265,662
          Shinsei Bank, Ltd......................   13,000       87,932
          Shizuoka Bank, Ltd.....................   14,163      115,960
          Skandinaviska Enskilda Banken..........   11,600      167,448
          Societe Generale, Class A..............    8,091      685,807
          Sumitomo Mitsui Financial Group, Inc...      100      718,107
          Sumitomo Trust & Banking Co., Ltd......   27,000      166,715
          Suruga Bank............................    5,000       33,185
          Svenska Handelsbanken AB, Series A.....   13,600      264,801
          UBS AG.................................   27,704    1,987,860
          UFJ Holdings, Inc.+....................       94      472,173
          United Overseas Bank, Ltd..............   26,000      198,911
          Westpac Banking Corp...................   44,393      545,678
                                                            -----------
                                                             29,396,801
                                                            -----------
        Beverages -- 1.30%
          Asahi Breweries, Ltd...................    9,495      100,210
          Carlsberg A/S, Class B.................      800       39,149
          Coca Cola Amatil, Ltd..................   11,231       56,986
          Coca Cola Bottling Co..................    1,200       28,996
          Coca-Cola Hellenic Bottling Co. SA.....    2,050       50,075
          Diageo, PLC............................   75,493    1,002,217
          Foster's Group, Ltd....................   49,534      161,422
          Fraser and Neave, Ltd..................    5,240       41,630
          Heineken NV............................    6,039      199,735
          Interbrew SA...........................    3,724      113,526
          ITO EN, Ltd............................      800       34,455
          Kirin Brewery Co., Ltd.................   16,937      161,553
          Lion Nathan, Ltd.......................    7,244       34,168
          Pernod Ricard SA.......................    1,303      163,121
          SABMiller, PLC.........................   19,702      238,074
          Sapporo Breweries, Ltd.................    7,000       22,785
          Scottish & Newcastle, PLC..............   19,748      154,621
          Takara Shuzo Co........................    5,794       43,919
                                                            -----------
                                                              2,646,642
                                                            -----------
        Broadcasting -- 0.47%
          Antena 3 Television SA+................      480       24,394
          British Sky Broadcasting Group, PLC....   31,053      349,329
          Fuji Television Network, Inc...........       13       29,703
          ITV, PLC...............................  102,505      223,201
          ITV, PLC - Convertible+(7).............    1,911        2,558
          Mediaset SpA...........................   14,558      159,490
          Sky Network Television, Ltd.+..........    2,401        8,097
          Societe Television Francaise(1)........    2,917       90,599
          Sogecable SA+..........................      931       38,490
          Television Broadcasts, Ltd.............    8,000       35,204
                                                            -----------
                                                                961,065
                                                            -----------

                                                      Number     Market
                                                     of Shares   Value
      ------------------------------------------------------------------
      Building Materials -- 2.02%
        Amec, PLC...................................   7,369   $   36,246
        Asahi Glass Co., Ltd........................  18,249      193,096
        Assa Abloy AB...............................   7,200       83,630
        Boral, Ltd..................................  14,071       58,927
        Bouygues SA.................................   4,924      169,833
        BPB, PLC....................................  12,167       86,619
        Central Glass Co., Ltd......................   6,000       44,882
        CIMPOR-Cimentos de Portugal, SGPS, SA.......   4,970       26,102
        Compagnie de Saint-Gobain...................   7,566      381,180
        CRH, PLC....................................  12,994      276,142
        CSR, Ltd....................................  22,805       31,454
        Fletcher Building, Ltd......................  10,672       29,788
        Fomento de Construcciones y Contratas SA....   1,127       40,606
        Geberit AG..................................      87       55,898
        Hanson, PLC.................................  18,166      138,737
        Heidelberger Zement AG......................   1,473       64,964
        Hokim, Ltd..................................   3,967      206,756
        Imerys SA+..................................     196       44,597
        Italcementi SpA.............................   1,747       21,870
        James Hardie Industries NV..................  11,303       48,547
        Kawasaki Heavy Industries, Ltd..............  29,842       44,645
        Kingspan Group PLC..........................   2,854       16,906
        Lafarge SA..................................   4,121      355,846
        Matsushita Electric Works, Ltd..............   8,000       66,878
        Mitsui Engineering & Shipbuilding Co., Ltd..  16,668       28,261
        New World Development Co., Ltd..............  55,000       42,338
        Nippon Sheet Glass Co., Ltd.................   9,067       30,089
        Nishimatsu Construstion Co., Ltd............   7,571       25,742
        NKT Holding A/S.............................     627       12,253
        Obayashi Corp...............................  13,861       66,358
        Okumura Corp................................   5,977       29,427
        Pilkington, PLC.............................  25,120       41,686
        Rinker Group, Ltd...........................  23,294      125,019
        Rinnai Corp.................................     900       27,419
        RMC Group, PLC..............................   6,537       65,806
        Sanwa Shutter Corp..........................   5,000       25,614
        Shimachu Co., Ltd...........................   1,197       29,901
        Skanska AB..................................   8,670       72,472
        Sumitomo Osaka Cement Co., Ltd..............  10,796       26,136
        Taiheiyo Cement Corp........................  19,000       41,518
        Taisei Corp.................................  18,384       61,341
        Technical Olympic SA........................   1,960        9,240
        Technip-Coflexip SA.........................     468       63,104
        ThyssenKrupp AG.............................   7,609      126,667
        Titan Cement Co.............................     710       30,784
        Toda Corp...................................   6,683       24,662
        Tostem Corp.................................   5,275      108,331
        Uponor Oyj..................................     900       28,679
        VA Technologie AG+..........................     278       14,831
        Vinci SA....................................   1,769      170,037
        Wienerberger Baustoffindustrie AG...........   1,368       46,315
        Wolseley, PLC...............................  14,365      216,255
                                                               ----------
                                                                4,114,434
                                                               ----------
      Chemical -- 1.99%
        Akzo Nobel NV...............................   6,700      242,218
        Asahi Chemical Industry Co., Ltd............  29,549      145,481
        BASF AG.....................................  13,087      669,082
        BOC Group, PLC..............................  12,271      200,257
        CIBA Specialty Chemicals Holding, Inc.+.....   1,689      115,530
        Clariant AG.................................   5,673       78,333
        Daicel Chemical Industries, Ltd.............   7,427       32,391
        Dainippon Ink and Chemicals, Inc............  16,180       36,823
        Denki Kagaku Kogyo Kabushiki Kaisha.........  11,226       35,523
        DSM NV......................................   1,866       92,210
        Hitachi Chemical Co., Ltd...................   2,600       44,084
        Imperial Chemical Industries, PLC...........  29,363      117,778
        Ishihara Sangyo Kaisha, Ltd.................   7,000       13,773

                                                                             31
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                        Number     Market
                                                       of Shares   Value
    -------------------------------------------------  --------- ----------
    COMMON STOCK (continued)
    Chemical (continued)
      Johnson Matthey, PLC............................   5,410   $   87,941
      Kaneka Corp.....................................   7,081       65,488
      Kansai Paint Co., Ltd...........................   6,000       35,307
      Kingboard Chemicals Holdings....................  10,000       18,539
      L'Air Liquide SA................................   2,463      431,975
      Lonza Group AG..................................     933       45,574
      Mitsubishi Chemical Corp........................  39,401       93,242
      Mitsubishi Gas Chemical Co., Inc................   8,864       33,354
      Mitsui Chemicals, Inc...........................  14,000       68,039
      Nippon Kayaku Co., Ltd..........................   4,000       20,346
      Nippon Sanso Corp...............................   7,000       32,115
      Nippon Shokubai Co., Ltd........................   3,502       25,720
      Nissan Chemical Industries......................   3,000       21,516
      Novozymes A/S Series B..........................   1,500       65,645
      Orica, Ltd......................................   6,794       71,131
      Sekisui Chemical Co., Ltd.......................   9,925       73,252
      Shin Etsu Chemical Co...........................   8,826      309,698
      Showa Denko K.K.................................  23,798       51,139
      Solvay SA.......................................   1,564      125,786
      Sumitomo Chemical, Ltd..........................  32,000      150,295
      Syngenta AG+....................................   2,636      209,655
      Tosoh Corp......................................  12,718       44,050
      UBE Industries, Ltd.+...........................  18,463       27,287
      Uni Charm Corp..................................   1,000       48,599
      Yara International ASA+.........................   5,304       39,276
      Zeon Corp.......................................   4,000       29,268
                                                                 ----------
                                                                  4,047,720
                                                                 ----------
    Commercial Services -- 1.35%
      ABB, Ltd.+......................................  45,930      256,613
      Abertis Infraestructuras SA.....................   6,016      101,471
      Acciona SA......................................     705       44,602
      Aker Kvaerner ASA+..............................     650       10,342
      Ansell, Ltd.....................................   4,108       23,163
      Arriva, PLC.....................................   4,798       34,268
      Autoroutes du Sud de la France..................   1,709       65,249
      Autostrade SpA..................................   4,228       81,331
      Balfour Beatty, PLC.............................  10,358       47,435
      Bellsystem 24, Inc..............................      70       15,372
      Benesse Corp....................................   1,514       46,124
      Brambles Industries, Ltd........................  23,837      100,507
      Brambles Industries, PLC........................  17,840       69,268
      Cap Gemini SA+..................................   3,076      117,778
      ComfortDelGro Corp., Ltd........................  43,000       28,848
      Comsys Holdings Corp............................   2,737       20,349
      Davis Service Group, PLC........................   4,965       33,344
      De La Rue, PLC..................................   4,491       26,764
      Hays, PLC.......................................  42,771       96,857
      Intertek Group PLC..............................   3,801       37,706
      ISS A/S.........................................   1,102       52,661
      Itochu Techno-Science Corp......................     700       27,292
      JGC Corp........................................   4,282       36,030
      Kinden Corp.....................................   4,036       20,529
      Li & Fung, Ltd..................................  38,000       56,553
      Linde AG........................................   2,057      106,070
      Macquarie Infrastructure Group..................  47,588      107,128
      Mayne Group, Ltd................................  15,718       33,699
      Mitsubishi Logistics Corp.......................   4,000       34,890
      Nichii Gakkan Co................................     500       23,121
      Rentokil Initial, PLC...........................  44,871      120,537
      SA D'Ieteren NV.................................      69       13,720
      Sagem SA........................................     448       49,081
      Secom Co., Ltd..................................   5,159      208,156
      Securicor, PLC..................................  13,133       29,018
      Securitas AB....................................   7,100       87,712
      SGS Societe Generale de Surveillance Holding SA.     106       61,084
      Shimizu Corp....................................  12,559       52,609
      Singapore Technologies Engineering, Ltd.........  33,000       37,481

                                                  Number     Market
                                                 of Shares   Value
          -----------------------------------------------------------
          Commercial Services (continued)
            Smiths Group, PLC...................   13,804  $   176,549
            ST Assembly Test Services, Ltd.+....    9,000        7,786
            TIS, Inc............................      868       34,550
            Toyo Seikan Kaisha, Ltd.............    2,626       43,167
            Transurban Group....................   12,903       41,495
            William Demant A/S+.................      846       31,258
                                                           -----------
                                                             2,749,567
                                                           -----------
          Conglomerates -- 1.78%
            Amano Corp..........................    3,148       25,375
            DCC, PLC............................    2,006       32,708
            Groupe Bruxelles Lambert SA.........    1,704      105,308
            Haw Par Corp., Ltd..................    2,695        7,422
            Hutchison Whampoa, Ltd..............   52,000      351,915
            Itochu Corp.+.......................   33,000      135,543
            Keppel Corp., Ltd...................   14,000       54,789
            Keppel Land, Ltd....................    9,000        8,792
            LVMH Moet Hennessy Louis Vuitton SA.    6,038      431,409
            Mitsubishi Corp.....................   27,001      267,097
            Modern Times Group AB+..............    1,300       23,392
            Promotora de Informaciones SA.......    1,888       32,605
            Siemens AG..........................   19,764    1,391,358
            Sonae, SGPS SA......................   22,186       23,032
            Sumitomo Corp.......................   19,000      146,949
            Swire Pacific, Ltd..................   22,816      147,091
            Tomkins, PLC........................   19,054       90,840
            TUI AG..............................    3,079       59,680
            Valora Holding AG...................       99       23,428
            Wesfarmers, Ltd.....................    9,277      187,027
            Wharf Holdings, Ltd.................   30,000       84,483
            Wing Tai Holdings, Ltd..............   11,000        5,502
                                                           -----------
                                                             3,635,745
                                                           -----------
          Drugs -- 7.42%
            Alfresa Holdings Corp...............      500       24,118
            AstraZeneca, PLC....................   41,462    1,931,842
            Bayer AG............................   16,202      462,057
            Celltech Group, PLC+................    6,844       68,144
            Chugai Pharmaceutical Co., Ltd......    6,736      102,301
            CSL, Ltd............................    4,826       79,325
            Daiichi Pharmaceutical Co., Ltd.....    6,000       99,284
            Eisai Co., Ltd......................    6,206      161,494
            Elan Corp.+.........................    4,713      111,383
            Elan Corp., PLC+....................    4,802      111,375
            Fujisawa Pharmaceutical Co., Ltd....    6,900      152,965
            Gehe AG.............................      838       47,848
            GlaxoSmithKline, PLC................  146,301    3,058,221
            H Lundbeck A/S......................    1,700       37,687
            Kaken Pharmaceutical Co., Ltd.......    2,214       12,065
            Kuraya Sanseido, Inc................    2,200       33,013
            Kyowa Hakko Kogyo Co., Ltd..........    8,265       54,031
            Merck KGaA..........................    1,220       68,542
            Novartis AG.........................   58,698    2,632,954
            Novo-Nordisk A/S....................    6,300      289,676
            Omega Pharma SA.....................      519       25,127
            Orion-Yhtyma Oyj....................    1,000       25,465
            Rhone Poulenc SA+...................   16,815    1,333,878
            Roche Holdings AG-Genusscheine......   17,318    1,824,548
            Sanofi-Synthelabo SA................    9,032      596,790
            Schering AG.........................    4,359      237,711
            Serono SA...........................      158       98,112
            Shionogi & Co.......................    6,507      106,257
            Taisho Pharmaceutical Co., Ltd......    4,000       81,422
            Takeda Chemical Industries, Ltd.....   21,900      911,424
            UCB SA..............................    2,158      100,525
            Yamanouchi Pharmaceutical Co., Ltd..    7,500      241,409
                                                           -----------
                                                            15,120,993
                                                           -----------

32
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                     Number     Market
                                                    of Shares   Value
        ------------------------------------------  --------- ----------
        COMMON STOCK (continued)
        Electronics/Electrical Equipment -- 4.88%
          Advantest Corp...........................    1,710  $  120,160
          Alps Electric Co., Ltd...................    3,449      43,499
          Bang & Olufsen A/S.......................      350      20,375
          Barco NV.................................      291      25,412
          Canon, Inc...............................   20,600   1,017,953
          Cookson Group, PLC+......................   46,635      36,984
          Dainippon Screen Manufacturing Co., Ltd..    5,401      33,741
          Dixons Group, PLC........................   48,033     134,095
          Edison SpA+..............................   20,342      35,279
          Electricidade de Portugal SA.............   44,370     120,305
          Electrocomponents, PLC...................   10,727      69,630
          Epcos AG+................................    1,207      24,294
          Fanuc, Ltd...............................    3,500     204,688
          Fuji Electric Co., Ltd...................   12,000      29,595
          Fujikura, Ltd............................    8,000      38,444
          GN Store Nord............................    5,000      37,523
          Hirose Electric Co., Ltd.................      681      74,528
          Hitachi Cable, Ltd.......................    5,000      22,486
          Hitachi, Ltd.............................   78,849     543,342
          Johnson Electric Holdings................   36,500      34,419
          JSR Corp.................................    4,400      93,753
          Keyence Corp.............................      700     162,163
          Kidde, PLC...............................   20,631      43,032
          Kudelski SA+.............................      806      24,639
          Kyocera Corp.............................    3,943     328,911
          Mabuchi Motor Co., Ltd...................      800      53,822
          Matsushita Electric Industrial Co., Ltd..   54,000     747,158
          Mitsubishi Electric Corp.................   42,000     207,544
          Mitsumi Electric Co., Ltd................    1,700      17,418
          Murata Manufacturing Co., Ltd............    5,473     316,103
          NEC Corp.................................   39,441     289,308
          NGK Insulators, Ltd......................    7,537      53,714
          Nitto Denko Corp.........................    4,007     217,262
          Novar, PLC...............................   10,622      24,346
          OCE NV...................................    1,936      28,800
          Oki Electric Industry Co., Ltd.+.........   13,000      48,091
          Omron Corp...............................    5,184     113,983
          Philips Electronics NV...................   32,441     881,586
          Premier Farnell, PLC.....................    8,946      39,697
          Ricoh Co., Ltd...........................   16,000     311,180
          Sankyo Co., Ltd..........................    9,200     184,350
          Sankyo Co., Ltd. Gunma...................    1,300      44,202
          Sanyo Electric Co., Ltd..................   36,000     141,010
          Schneider Electric SA....................    5,143     346,105
          Seiko Epson Corp.........................    2,400      82,473
          Sharp Corp...............................   22,330     378,814
          Siebe, PLC+..............................  140,195      41,774
          SMC Corp.................................    1,300     139,088
          Sony Corp................................   22,762     837,916
          Stanley Electric Co., Ltd................    3,700      60,990
          Sumitomo Electric Industries, Ltd........   16,087     154,904
          Taiyo Yuden Co...........................    4,000      57,739
          TDK Corp.................................    2,900     203,781
          Toshiba Corp.............................   70,618     304,140
          Ushio, Inc...............................    4,000      75,800
          Venture Corp, Ltd........................    5,000      53,259
          Vestas Wind Systems AS+..................    2,894      38,494
          Yamaha Corp..............................    4,051      61,487
          Yokogawa Electric Corp...................    6,000      77,741
                                                              ----------
                                                               9,953,329
                                                              ----------
        Finance Companies -- 0.26%
          Aeon Credit Service Co., Ltd.............      600      39,605
          Aiful Corp...............................    1,050     102,725
          Cattles, PLC.............................    8,084      48,546
          Credit Saison Co., Ltd...................    3,354      95,794

                                                     Number     Market
                                                    of Shares   Value
       ----------------------------------------------------------------
       Finance Companies (continued)
         Promise Co., Ltd..........................    2,150  $  141,527
         Takefuji Corp.............................    1,630     109,070
                                                              ----------
                                                                 537,267
                                                              ----------
       Financial Services -- 4.54%
         3I Group, PLC.............................   15,062     169,301
         Acom Co., Ltd.............................    1,769     118,693
         Amvescap, PLC.............................   17,950     120,383
         Australian Stock Exchange, Ltd............    2,515      27,625
         Banca Fideuram SpA........................    7,250      41,529
         Banca Intesa SpA..........................   80,203     287,990
         Banca Intesa SpA-RNC......................   22,986      62,886
         Banca Nazionale Del Lavoro SpA+...........   30,214      63,287
         Banca Popolare di Milano SCRL.............    9,514      56,008
         Cheung Kong Infrastructure Holdings, Ltd..   13,000      31,522
         Credit Suisse First Boston USA, Inc.+.....   27,984     961,538
         D Carnegie AB.............................    1,400      14,945
         Daiwa Securities Co., Ltd.................   29,045     203,307
         Deutsche Bank AG..........................   12,908   1,011,494
         Deutsche Boerse AG........................    2,618     139,571
         Euronext NV...............................    2,408      68,820
         FinecoGroup+..............................    3,891      22,858
         Fortis NL.................................   28,800     612,043
         Group 4 Falck A/S.........................    1,900      43,993
         Hitachi Capital Corp......................    1,400      24,258
         Hong Kong Exchanges & Clearing, Ltd.......   24,000      50,035
         ICAP, PLC.................................   11,374      59,127
         ING Groep NV..............................   43,197     974,980
         Irish Life & Permanent, PLC...............    6,642     100,997
         Jafco Co., Ltd............................      600      41,346
         Legal & General Group, PLC................  160,297     261,597
         London Stock Exchange, PLC................    7,322      50,549
         Man Group, PLC............................    6,884     206,257
         Marschollek Lauten AG+....................    1,606      25,009
         Mediolanum SpA............................    6,260      42,128
         Mizuho Financial Group, Inc...............      187     807,072
         Nikko Securities Co., Ltd.................   36,000     188,993
         Nomura Holdings, Inc......................   46,000     706,537
         OM AB+....................................    1,959      25,977
         Orix Corp.................................    1,900     193,118
         Perpetual Trustees Australia, Ltd.........      940      29,598
         Provident Financial, PLC..................    6,271      73,133
         Sampo Oyj.................................    6,750      67,025
         Schroders, PLC............................    3,065      34,002
         Singapore Exchange........................   18,000      16,843
         Smedvig, Class A..........................    1,200      11,241
         Suncorp Metway............................   13,168     129,959
         UniCredito Italiano SpA...................  108,615     508,076
         Yamaichi Securities Co., Ltd. ADR+(1)(3)..    6,000           0
         Zurich Financial Services Group+..........    3,549     558,736
                                                              ----------
                                                               9,244,386
                                                              ----------
       Foods -- 3.34%
         Ajinomoto Co., Inc........................   13,807     158,989
         Ariake Co.................................      550      15,010
         Axfood AB.................................      750      18,833
         Cadbury Schweppes, PLC....................   50,876     433,793
         Casino Guichard Perrachon SA..............      806      70,385
         Colruyt SA................................      435      47,444
         Compass Group, PLC........................   53,208     331,721
         Danisco A/S...............................    1,250      59,220
         Delhaize 'Le Lion' SA.....................    1,714      81,580
         Fyffes, PLC...............................    1,079       2,107
         Fyffes, PLC (Dublin)......................    6,595      12,888
         Greencore Group, PLC......................    3,728      14,115
         Groupe Danone.............................    2,965     511,328

                                                                             33
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                       Number     Market
                                                      of Shares   Value
      ----------------------------------------------  --------- ----------
      COMMON STOCK (continued)
      Foods (continued)
        House Food Corp..............................   1,783   $   22,956
        Katokichi Co., Ltd...........................   1,203       21,292
        Kerry Group, PLC.............................   3,205       66,154
        Kesko Oyj....................................   1,530       30,198
        Kikkoman Corp................................   5,531       44,633
        Meiji Dairies Corp...........................   7,000       34,464
        Meiji Seika Kaisha, Ltd......................   7,975       32,395
        Nestle SA....................................   9,946    2,587,913
        Nichirei Corp................................   6,213       19,942
        Nippon Meat Packers, Inc.....................   3,000       32,723
        Nisshin Seifun Group, Inc....................   5,963       54,877
        Nissin Food Products Co., Ltd................   2,055       50,029
        Numico Kon NV+...............................   3,688      117,248
        Orkla ASA....................................   4,724      119,414
        QP Corp......................................   2,700       22,033
        Snow Brand Milk Products Co., Ltd.+..........   3,500       11,488
        Sodexho Alliance SA..........................   2,351       61,161
        Suedzucker AG................................   1,293       25,741
        Tate & Lyle, PLC.............................  10,101       55,936
        Toyo Suisan Kaisha, Ltd......................   3,000       36,340
        Unilever NV..................................  14,089      926,629
        Unilever, PLC................................  68,179      648,210
        Yakult Honsha Co., Ltd.......................   2,258       31,242
                                                                ----------
                                                                 6,810,431
                                                                ----------
      Freight -- 0.94%
        A/S Dampskibsselskabet ADR...................      27      175,579
        Associated British Ports Holdings, PLC.......   8,115       65,063
        Compagnie Maritime Belge SA..................      91        8,552
        Deutsche Post AG.............................  10,972      219,503
        DSV, De Sammensluttede Vognmaend A/S.........     625       28,738
        Exel, PLC....................................   7,350       95,083
        Frontline, Ltd...............................     950       33,267
        Kamigumi Co., Ltd............................   6,135       40,385
        Kawasaki Kisen Kaisha, Ltd...................  11,631       53,678
        Mitsui & Co., Ltd............................  30,331      231,560
        Mitsui OSK Lines, Ltd........................  22,000      104,524
        National Express Group PLC...................   3,373       43,078
        Neptune Orient Lines, Ltd....................  26,000       32,744
        Nippon Express Co., Ltd......................  18,879      102,192
        Nippon Yusen Kabushiki Kaish Svendborg.......  22,000       94,351
        Nissho Iwai Nichim Holdings Corp.+...........   4,700       25,015
        Orient Overseas International, Ltd.l.........   5,000       15,011
        Patrick Corp., Ltd...........................  12,286       42,847
        Peninsular and Oriental Steam Navigation Co..  18,184       71,438
        Seino Transportation Co., Ltd................   4,893       46,583
        SembCorp Industries, Ltd.....................  23,000       19,491
        SembCorp Logistics, Ltd......................   9,000       10,116
        SembCorp Marine, Ltd.........................  13,000        6,732
        Toll Holdings, Ltd...........................   5,882       44,936
        TPG NV.......................................   7,695      173,117
        Yamato Transport Co., Ltd....................   8,923      127,021
                                                                ----------
                                                                 1,910,604
                                                                ----------
      Government Agencies -- 0.01%
        Singapore Post, Ltd..........................  33,000       15,828
                                                                ----------
      Hardware & Tools -- 0.01%
        Bekaert SA...................................     355       20,482
                                                                ----------
      Healthcare -- 0.33%
        Alliance Unichem, PLC........................   6,038       70,083
        Boots Group, PLC.............................  19,273      232,537
        Capio AB+....................................   2,000       19,404
        Coloplast A/S................................     400       38,886
        Elekta AB+...................................     800       16,006
        Essilor International SA.....................   2,405      149,217
        Fisher & Paykel Healthcare Corp..............   2,273       18,201
        Gambro, Series A.............................   3,900       35,218

                                                     Number     Market
                                                    of Shares   Value
       ----------------------------------------------------------------
       Healthcare (continued)
         Gambro, Series B..........................   2,600   $   23,130
         Parkway Holdings..........................  15,000       10,152
         Phonak Holding AG.........................   1,047       31,254
         SSL International, PLC....................   4,667       27,213
                                                              ----------
                                                                 671,301
                                                              ----------
       Heavy Duty Trucks/Parts -- 0.02%
         Hino Motors, Ltd..........................   6,000       36,177
                                                              ----------
       Home Builders -- 0.30%
         Barratt Developments, PLC.................   5,898       61,969
         Bellway, PLC..............................   2,745       38,002
         Berkeley Group, PLC.......................   2,706       45,748
         Daiwa House Industry Co., Ltd.............  12,070      136,580
         Hellenic Technodomiki SA..................   1,856        9,158
         Persimmon, PLC............................   6,646       73,301
         Sekisui House, Ltd. ADR...................  12,000      125,125
         Taylor Woodrow, PLC.......................  14,414       67,133
         Wimpey George, PLC........................   9,467       64,055
                                                              ----------
                                                                 621,071
                                                              ----------
       Hospital Supplies -- 0.08%
         Fresenius Medical Care AG.................     862       63,611
         Terumo Corp...............................   4,100       96,654
                                                              ----------
                                                                 160,265
                                                              ----------
       Household Products -- 0.82%
         Aderans Co................................     900       18,810
         Beiersdorf AG.............................     415       46,641
         Fisher & Paykel Appliances Holdings, Ltd..   6,128       17,724
         Givaudan AG...............................     178       95,187
         Kanebo, Ltd.+.............................  11,950        9,535
         KAO Corp..................................  13,000      304,697
         L'Oreal SA................................   7,499      582,048
         Pacific Brands, Ltd.+.....................  12,399       22,418
         Reckitt Benckiser, PLC....................  14,731      399,230
         Shiseido Co...............................   8,000       94,877
         Toto, Ltd.................................   6,771       72,935
         Waterford Wedgewood, PLC(4)...............  19,660        4,682
                                                              ----------
                                                               1,668,784
                                                              ----------
       Human Resources -- 0.19%
         Adecco SA+................................   3,221      155,279
         Capita Group, PLC.........................  16,406       93,257
         Goodwill Group, Inc.......................       8       21,688
         Meitec Corp...............................     816       28,633
         Randstad Holdings NV......................   1,140       29,949
         Vedior NV.................................   4,060       60,496
                                                              ----------
                                                                 389,302
                                                              ----------
       Information Processing - Hardware -- 0.11%
         Casio Computer Co., Ltd...................   5,292       70,678
         Logitech International SA+................   1,062       48,739
         Nidec Corp................................     980      107,517
                                                              ----------
                                                                 226,934
                                                              ----------
       Information Processing - Services -- 0.51%
         Atos Origin SA+...........................   1,071       62,996
         Computershare, Ltd........................   9,490       20,617
         CSK Corp..................................   1,600       61,946
         Getronics NV+.............................  12,551       34,644
         Indra Sistemas SA.........................   3,099       39,629
         Logica, PLC...............................  18,483       63,377
         Net One Systems Co., Ltd..................      12       48,418
         NTT Data Corp.............................      31       91,350
         OBIC Co., Ltd.............................     100       20,337
         Rakuten, Inc..............................       9       67,731
         Softbank Corp.............................   5,600      214,779
         TietoEnator Oyj...........................   2,030       59,876

34
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                      Number     Market
                                                     of Shares   Value
       --------------------------------------------- --------- ----------
       COMMON STOCK (continued)
       Information Processing - Services (continued)
         Wm-data AB.................................   8,471   $   18,882
         Yahoo Japan Corp.+.........................      23      241,908
                                                               ----------
                                                                1,046,490
                                                               ----------
       Information Processing - Software -- 0.65%
         Business Objects SA+.......................   1,636       35,707
         Dassault Systemes SA.......................   1,395       63,722
         Fuji Soft ABC, Inc.........................     800       27,056
         Hitachi Software Engineering Co., Ltd......     800       16,647
         Misys, PLC.................................  13,761       52,485
         Nomura Research InstItute, Ltd.............     700       71,085
         Oracle Corp. Japan.........................     700       34,400
         Sage Group, PLC............................  31,552      102,259
         SAP AG.....................................   5,046      814,678
         Topdanmark AS+.............................     550       33,237
         Trend Micro, Inc...........................   2,000       75,256
                                                               ----------
                                                                1,326,532
                                                               ----------
       Insurance -- 3.26%
         Aegon NV...................................  33,596      405,811
         Alleanza Assicurazioni SpA.................  11,474      125,563
         Allianz AG.................................   7,586      791,245
         AMP, Ltd.@.................................  45,486      181,062
         Assicurazioni Generali SpA.................  23,590      611,959
         AXA........................................  32,876      674,572
         Axa Asia Pacific Holdings, Ltd.............  17,156       41,686
         CGNU, PLC..................................  55,636      543,241
         CNP Assurances.............................     849       49,254
         Corp Mapfre SA.............................   2,651       30,209
         Friends Provident, PLC.....................  42,476      107,678
         Insurance Australia Group, Ltd.............  41,513      135,283
         Millea Holdings, Inc.......................      36      466,769
         Mitsui Sumitomo Insurance Co., Ltd.........  30,996      276,544
         Munchener Ruckversicherungs AG.............   4,244      435,406
         Pohjola Yhtyma Oyj.........................   1,550       15,145
         Prudential, PLC............................  49,517      407,678
         QBE Insurance Group, Ltd...................  16,557      147,906
         Riunione Adriatica di Sicurta SpA..........   7,437      133,432
         Royal & Sun Alliance Insurance Group, PLC..  70,993      105,443
         Skandia Forsakrings AB.....................  24,870       99,853
         Sompo Japan Insurance, Inc.................  18,000      157,494
         Storebrand ASA.............................   5,768       38,681
         Swiss Re...................................   7,938      492,917
         T&D Holdings, Inc.+........................   3,850      161,624
                                                               ----------
                                                                6,636,455
                                                               ----------
       Leisure and Tourism -- 1.21%
         Accor SA...................................   4,666      193,532
         Amadeus Global Travel SA...................   7,999       48,164
         Amer Group, Ltd............................     650       33,406
         Aristocrat Leisure, Ltd.@..................   7,536       23,104
         Autogrill SpA+.............................   2,822       40,050
         Bandai Co., Ltd............................   1,800       44,800
         Brisa-Auto Estradas de Portugal SA.........   8,875       61,568
         Capcom Co., Ltd............................   1,200       12,295
         Carnival, PLC..............................   4,153      186,571
         Creative Technology, Ltd...................   1,350       13,585
         Emap, PLC..................................   6,325       88,260
         EMI Group, PLC.............................  19,439       78,061
         Enterprise Inns, PLC.......................   8,410       94,762
         Hyatt Regency Hotels and Tourism SA........   1,040       11,483
         InterContinental Hotels Group, PLC.........  18,129      174,023
         Konami Co..................................   2,061       45,970
         Kuoni Reisen Holding AG....................      70       27,768
         Ladbroke Group, PLC........................  38,953      189,458
         Mitchells & Butlers, PLC...................  12,897       61,250
         Namco, Ltd.................................   1,068       26,872
         NH Hoteles SA..............................   1,916       20,663

                                                        Number     Market
                                                       of Shares   Value
    ----------------------------------------------------------------------
    Leisure and Tourism (continued)
      Nintendo Co., Ltd...............................   2,400   $  241,110
      Oriental Land Co., Ltd..........................   1,171       71,880
      OPAP SA.........................................   3,930       75,359
      Rank Group, PLC.................................  14,680       82,907
      Sammy Corp......................................     800       30,683
      Shangri La Asia, Ltd............................  28,000       27,122
      Sky City Entertainment, Ltd.....................  10,303       30,905
      Stagecoach Group, PLC...........................  24,422       36,721
      Tab Corp........................................  11,123       37,837
      Tab Corp. Holdings, Ltd.........................  10,237       97,960
      Toho Co.........................................   3,300       47,485
      William Hill, PLC...............................  10,397      103,139
      Yamaha Motor Co.................................   5,000       71,856
      Zodiac SA.......................................     927       30,116
                                                                 ----------
                                                                  2,460,725
                                                                 ----------
    Machinery -- 1.21%
      Alfa Laval AB...................................   2,100       32,429
      Amada Co., Ltd..................................   7,863       44,773
      Atlas Copco AB, Series A........................   2,728      100,737
      Atlas Copco AB, Series B........................   1,695       57,698
      BBA Group, PLC..................................  11,119       51,786
      Daikin Industries, Ltd..........................   4,010       95,078
      Ebara Corp......................................   7,000       31,544
      FKI, PLC........................................  14,338       29,117
      FLS Industries A/S+.............................     700        9,483
      Grupo Ferrovial SA..............................   1,555       61,211
      Hitachi Construction Machinery Co., Ltd.........   2,000       23,882
      IMI, PLC........................................   8,681       58,578
      Ishikawajima-Harima Heavy Industries Co., Ltd.+.  26,596       38,101
      Kajima Corp.....................................  22,000       72,010
      KCI Konecranes International....................     350       12,097
      Komatsu, Ltd....................................  23,000      138,471
      Komori Corp.....................................   2,905       42,855
      Kone Corp.......................................     940       54,189
      Koyo Seiko Co., Ltd.............................   4,000       40,548
      Kubota Corp.....................................  26,000      120,700
      Leighton Holdings, Ltd..........................   3,361       19,360
      Makita Corp.....................................   3,000       42,162
      Man AG..........................................   2,606       96,345
      Metso Oyj.......................................   2,550       31,300
      Minebea Co., Ltd................................   9,125       40,127
      Mitsubishi Heavy Industries, Ltd................  70,000      183,426
      NSK, Ltd........................................  11,077       50,218
      NTN Corp........................................   9,277       43,067
      Rautaruukki Oyj.................................   2,100       15,645
      RHI AG+.........................................     421        8,741
      Rieter Holdings AG..............................     113       28,636
      Rolls Royce Group, PLC..........................  37,209      154,025
      Sandvik AB......................................   5,400      183,454
      Shimano, Inc....................................   1,840       43,460
      Showa Shell Sekiyu..............................   3,800       31,871
      SKF AB, Class B.................................   2,223       81,193
      Sulzer AG.......................................      89       22,127
      Sumitomo Heavy Industries, Ltd.+................  13,000       33,475
      Takuma Co.......................................   2,066       13,394
      Techtronic Industries Co., Ltd.+................  23,000       36,295
      THK Co..........................................   2,400       42,673
      Tomra Systems ASA...............................   4,300       17,264
      Toyota Industries Corp..........................   4,900      107,072
      Wartsila Oyj....................................   1,000       20,458
                                                                 ----------
                                                                  2,461,075
                                                                 ----------
    Medical Technology -- 0.32%
      Cochlear, Ltd...................................   1,336       19,563
      Getinge AB......................................   3,600       42,057
      Nobel Biocare Holding AG........................     564       83,729
      Qiagen NV+......................................   3,243       35,806

                                                                             35
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                  Number     Market
                                                 of Shares   Value
           ------------------------------------  --------- ----------
           COMMON STOCK (continued)
           Medical Technology (continued)
             Smith & Nephew, PLC................   23,003  $  241,267
             Sonic Healthcare, Ltd..............    5,932      37,348
             Straumann AG.......................      191      39,484
             Synthes-Stratec, Inc...............      987     116,196
             Zeltia SA..........................    3,710      27,006
                                                           ----------
                                                              642,456
                                                           ----------
           Metals -- 2.12%
             Acerinox SA........................    1,135      62,228
             Arcelor............................    9,854     165,243
             BHP Billiton, Ltd..................   92,544     796,946
             BHP Billiton, PLC..................   60,840     512,057
             BlueScope Steel, Ltd...............   18,051      79,981
             Boehler-Uddeholm AG................      190      14,504
             Corus Group, PLC+..................   98,386      60,887
             Dowa Mining Co., Ltd...............    6,000      33,131
             Hennes & Mauritz AB, Class B.......   11,693     289,691
             Hoganas AB, Class B................      800      19,820
             Iluka Resources, Ltd...............    5,739      16,324
             JFE Holding, Inc...................   13,000     281,712
             Kobe Steel Ltd.....................   58,000      84,668
             Mitsubishi Materials Corp..........   23,000      44,002
             Mitsui Mining & Smelting Co., Ltd..   13,977      55,381
             Newcrest Mining, Ltd...............    8,095      73,181
             Nippon Steel Corp..................  150,389     305,441
             Nisshin Steel Co., Ltd.............   18,000      36,395
             OneSteel, Ltd......................   13,602      21,872
             Outokumpu Oyj......................    2,400      36,347
             Rio Tinto, Ltd.....................    7,675     191,973
             Rio Tinto, PLC.....................   26,293     633,508
             SSAB Svenskt Stal AB, Series A.....    1,600      26,749
             SSAB Svenskt Stal AB, Series B.....      800      12,945
             Sumitomo Metal Industries, Ltd.....   88,000      98,939
             Sumitomo Metal Mining Co., Ltd.....   12,341      73,516
             Umicore............................      596      36,141
             Viohalco...........................    2,710      16,880
             Voest Alpine AG....................      635      28,354
             WMC Resources, Ltd.................   28,349      93,599
             WMC, Ltd...........................   28,581     109,276
                                                           ----------
                                                            4,311,691
                                                           ----------
           Mining -- 0.01%
             Nippon Light Metal Co., Ltd........   11,000      26,031
                                                           ----------
           Multimedia -- 0.60%
             Lagardere SCA......................    3,100     189,309
             News Corp., Ltd....................   33,625     308,787
             Pearson, PLC.......................   19,779     241,181
             PT Multimedia SGPS.................    1,160      24,368
             Publishing & Broadcasting, Ltd.....    3,254      28,696
             Reuters Group, PLC.................   35,312     235,851
             Seat Pagine Gialle SpA+............  100,021      39,947
             Telecom Italia Media SpA+..........   30,351      12,900
             Thomson............................    5,879     112,157
             Tiscali SpA+.......................    4,595      20,147
             Tokyo Broadcasting System, Inc.....    1,000      17,808
                                                           ----------
                                                            1,231,151
                                                           ----------
           Oil and Gas -- 8.39%
             Australian Gas Light Co., Ltd.@....   11,245      94,747
             BG Group, PLC......................   87,022     529,766
             BP, PLC@...........................  543,288   4,759,349
             E. ON AG...........................   15,352   1,064,072
             ENI SpA............................   64,137   1,307,390
             Fortum Oyj.........................    8,200      96,445
             Gas Natural SDG SA.................    3,863      92,333
             Hellenic Petroleum SA..............    2,644      20,344
             IHC Caland NV......................      756      35,770
             Lundin Petroleum AB+...............    4,000      22,881
             NGC Holdings, Ltd..................    3,820       6,248

                                                  Number     Market
                                                 of Shares   Value
          -----------------------------------------------------------
          Oil and Gas (continued)
            Nippon Mining Holdings, Inc.........   14,500  $    67,050
            Nippon Oil Corp.....................   31,000      176,516
            Norsk Hydro ASA.....................    3,604      223,202
            OMV AG..............................      332       58,228
            Osaka Gas Co., Ltd..................   49,188      132,012
            Petroleum Geo-Services ASA+.........      400       14,691
            Repsol YPF SA.......................   22,570      478,544
            Royal Dutch Petroleum Co............   51,358    2,571,770
            Santos, Ltd.........................   14,407       69,910
            Scottish & Southern Energy, PLC.....   21,136      268,386
            Shell Transport & Trading Co., PLC@.  238,303    1,722,733
            Statoil ASA.........................   10,700      134,443
            Teikoku Oil Co......................    6,711       34,380
            Tokyo Gas Co., Ltd..................   62,077      218,950
            TonenGeneral Sekiyu KK..............    7,000       59,534
            Total SA, Class B@..................   14,401    2,703,378
            Woodside Petroleum..................   11,503      130,461
                                                           -----------
                                                            17,093,533
                                                           -----------
          Paper/Forest Products -- 0.67%
            Amcor, Ltd.@........................   21,522      100,436
            Billerud AB.........................    1,500       23,365
            Bunzl, PLC..........................   11,047       92,977
            Carter Holt Harvey, Ltd.............   21,484       26,592
            Fletcher Challenge Forest, Ltd.+....    2,177        2,626
            Holmen AB, Series B.................    1,300       37,270
            Mayr-Melnhof Karton AG..............      104       12,473
            Nippon Unipac Holdings..............       21      102,629
            Norske Skogsindustrier ASA..........    2,700       44,865
            OJI Paper Co., Ltd..................   19,528      124,474
            PaperlinX, Ltd......................   10,995       38,266
            Rexam, PLC..........................   13,474      109,080
            Southcorp, Ltd.+....................   15,600       35,229
            Stora Enso Oyj......................   15,400      199,937
            Svenska Cellulosa AB................    4,700      182,078
            UPM-Kymmene Oyj.....................   12,844      230,599
                                                           -----------
                                                             1,362,896
                                                           -----------
          Photography -- 0.33%
            AGFA-Gevaert NV.....................    2,243       54,516
            Fuji Photo Film Co., Ltd............   10,973      321,360
            Konica Corp.........................   10,336      140,106
            Nikon Corp..........................    6,485       69,795
            Olympus Optical Co., Ltd............    5,206       93,934
                                                           -----------
                                                               679,711
                                                           -----------
          Pollution Control -- 0.00%
            Waste Management NZ, Ltd............    2,430        7,074
                                                           -----------
          Publishing -- 0.93%
            Arnoldo Mondadori Editore SpA.......    2,878       27,417
            Dai Nippon Printing Co., Ltd........   15,000      229,713
            Daily Mail & General Trust..........    7,521       95,226
            Eniro AB............................    3,823       30,031
            Eniro AB, Redemption Shares(3)......      177        2,044
            Gruppo Editoriale L'Espresso SpA....    4,257       26,152
            Independent Newspapers, Ltd.........    2,697        8,294
            Independent Newspapers, PLC.........   13,640       32,319
            John Fairfax Holdings, Ltd..........   21,984       54,360
            Reed Elsevier NV....................   17,300      241,509
            Reed Elsevier, PLC..................   31,345      302,323
            Schibsted ASA.......................    1,300       22,810
            SCMP Group, Ltd.....................   26,372       10,573
            Singapore Press Holdings, Ltd.......    9,000      108,577
            Toppan Printing Co..................   13,477      164,354
            Trinity Mirror, PLC.................    7,194       81,786
            United Business Media, PLC..........    8,270       67,026
            VNU NV..............................    5,862      172,688

36
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                     Number     Market
                                                    of Shares   Value
       -------------------------------------------  --------- ----------
       COMMON STOCK (continued)
       Publishing (continued)
         Wolters Kluwer NV.........................   6,839   $  115,937
         Yell Group, PLC...........................  17,140      105,601
                                                              ----------
                                                               1,898,740
                                                              ----------
       Railroad -- 0.04%
         Odakyu Electric Railway Co. Ltd...........  17,000       90,171
                                                              ----------
       Railroads & Equipment -- 0.65%
         Central Japan Railway Co..................      24      193,889
         East Japan Railway Co.....................      83      429,712
         Keihin Electric Express Railway Co., Ltd..  10,582       63,133
         Keio Electric Railway Co., Ltd............  14,000       74,132
         Kinki Nippon Railway Co., Ltd.............  37,072      136,470
         MTR Corp..................................  33,000       48,476
         RT Group, PLC+(3).........................  10,000        9,902
         SMRT Corp., Ltd...........................  15,000        5,782
         Tobu Railway Co...........................  19,624       83,450
         Tokyu Corp................................  23,426      115,760
         West Japan Railway Co.....................      41      159,479
                                                              ----------
                                                               1,320,185
                                                              ----------
       Real Estate -- 1.59%
         Allgreen Properties, Ltd..................  12,000        6,709
         British Land Co., PLC.....................  12,021      147,794
         Canary Wharf Group, PLC+..................  10,094       54,786
         CapitaLand, Ltd...........................  25,000       19,126
         Castellum AB..............................   1,200       28,360
         Centro Properties Group...................  15,839       47,994
         CFS Gandel Retail Trust...................  33,913       35,627
         Cheung Kong Holdings, Ltd.................  36,562      275,581
         City Developments, Ltd.+..................   4,800            0
         City Developments, Ltd....................  13,000       39,782
         Commonwealth Property Office Fund.........  32,141       26,874
         Daito Trust Construction Co., Ltd.........   2,153       77,500
         Deutsche Office Trust.....................  28,299       25,078
         Drott AB+.................................   1,000       14,032
         Gecina SA.................................     644       50,221
         Great Portland Estates, PLC...............   3,755       18,074
         Hammerson, PLC............................   6,802       84,189
         Hang Lung Properties, Ltd.................  29,000       37,950
         Henderson Land Development Co., Ltd.......  18,000       77,824
         Hopewell Holdings, Ltd....................  16,000       27,712
         Hysan Development Co., Ltd................  16,000       25,249
         IMMOFINANZ Immobilien Anlagen AG+.........   5,895       46,583
         ING Industrial Fund.......................  16,018       20,491
         Investa Property Group....................  35,213       48,568
         Kerry Properties, Ltd.....................  12,000       19,398
         Klepierre.................................     552       37,990
         Land Securities Group, PLC................  11,483      246,353
         Lend Lease Corp., Ltd.....................   9,093       65,308
         Leopalace21 Corp..........................   2,400       40,192
         Liberty International, PLC................   5,948       80,763
         Macquarie Goodman Industrial Trust........  39,360       47,537
         Metrovacesa SA............................     893       34,269
         Mirvac Group..............................  17,186       52,198
         Mitsubishi Estate Co., Ltd................  23,750      293,080
         Mitsui Fudosan Co., Ltd...................  17,000      193,445
         Pioneer Corp..............................   3,711       95,728
         Singapore Land, Ltd.......................   4,000        9,086
         Sino Land Co..............................  26,000       15,344
         Slough Estates, PLC.......................  10,300       81,213
         Stockland Trust Group.....................  31,199      117,725
         Sumitomo Realty & Development.............   9,000       97,353
         Sun Hung Kai Properties, Ltd..............  32,395      276,383
         Tokyu Land Corp...........................   8,000       24,952
         Unibail SA................................   1,053      104,751
         United OverSeas Land, Ltd.................   8,000       10,687

                                                   Number     Market
                                                  of Shares   Value
         ------------------------------------------------------------
         Real Estate (continued)
           Vallehermoso SA.......................   2,424   $   35,704
           Wihlborgs Fastigheter AB..............   1,100       14,328
                                                            ----------
                                                             3,229,891
                                                            ----------
         Real Estate Investment Trusts -- 0.22%
           Ascendas Real Estate Investment Trust.  13,000       10,711
           CapitaMall Trust......................  14,000       13,429
           Cofinimmo SA..........................     121       15,517
           Corio NV..............................   1,062       44,490
           General Property Trust................  49,713      122,214
           Japan Real Estate Investment Corp.....       7       48,109
           Japan Retail Fund Investment Corp.....       5       33,684
           Nippon Building Fund, Inc.............       7       50,585
           Rodamco Europe NV.....................   1,105       62,311
           Wereldhave NV.........................     513       39,316
                                                            ----------
                                                               440,366
                                                            ----------
         Retail -- 3.53%
           7-Eleven, Inc.........................   9,000      284,795
           Altana AG.............................   1,730      112,345
           Aoyama Trading Co., Ltd...............   1,300       30,646
           C&S Co., Ltd..........................   1,100       25,084
           Carrefour SA..........................  14,122      689,744
           Citizen Watch Co., Ltd................   5,947       62,333
           Coles Myer, Ltd.......................  26,984      163,722
           Compagnie Financiere Richemont AG(4)..  12,867      331,714
           Daimaru, Inc..........................   5,477       48,170
           Douglas Holding AG....................     819       21,716
           Duty Free Shops.......................     460        8,169
           FamilyMart Co., Ltd...................   1,556       45,711
           Fast Retailing Co., Ltd...............   1,300       93,236
           Folli - Follie SA.....................     370       10,620
           Germanos SA...........................     600       16,063
           Grafton Group, PLC (United Kingdom)...   4,712       34,185
           Grafton Group, PLC (Ireland)..........     245        1,765
           Great Universal Stores, PLC...........  24,991      372,555
           Hankyu Department Stores, Inc.........   3,120       27,667
           Harvey Norman Holdings, Ltd...........  13,026       25,414
           HMV Group, PLC........................   9,467       40,881
           Hoya Corp.............................   2,700      279,327
           Isetan Co., Ltd.......................   4,094       55,309
           Ito-Yokado Co., Ltd...................   7,367      299,917
           J. Sainsbury, PLC.....................  38,307      191,409
           Jeronimo Martins+.....................     709        8,374
           Jusco Co., Ltd........................   6,115      256,709
           KarstadtQuelle AG.....................     726       14,843
           Kingfisher, PLC.......................  57,458      301,324
           Kokuyo Co., Ltd.......................   1,762       21,488
           Koninklijke Ahold NV+.................  38,272      300,093
           Koninklijke Vendex KBB NV.............   2,252       41,945
           Lawson, Inc...........................   1,400       51,410
           Marui Co., Ltd........................   7,696      102,646
           Matsumotokiyoshi Co., Ltd.............     900       24,726
           Metro AG+.............................   3,595      174,049
           Mitsukoshi, Ltd.......................   8,000       39,097
           Next, PLC.............................   6,576      167,125
           Nitori Co., Ltd.......................     400       24,807
           Ostasiatiske Kompagni.................     550       24,386
           Pinault-Printemps-Redoute SA..........   1,659      173,546
           Punch Taverns, PLC....................   6,121       57,578
           Ryohin Keikaku Co., Ltd...............     600       24,590
           Saizeriya Co., Ltd....................     800       11,018
           Sega Enterprises, Ltd.+...............   2,541       25,689
           Shimamura Co..........................     400       31,916
           Signet Group, PLC.....................  42,553       92,072
           Skylark Co............................   1,900       36,350

                                                                             37
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                       Number     Market
                                                      of Shares   Value
      ----------------------------------------------  --------- ----------
      COMMON STOCK (continued)
      Retail (continued)
        Societe BIC SA...............................      798  $   34,600
        Suzuken Co., Ltd.............................    1,140      35,660
        Swatch Group AG..............................    1,520      43,189
        Swatch Group AG, Class B.....................      824     114,764
        Takashimaya Co...............................    6,000      66,262
        Tesco, PLC...................................  189,252     864,085
        UNY Co., Ltd.................................    3,295      40,810
        Warehouse Group, Ltd.........................    3,389       9,203
        Westfield Holdings...........................   10,452     109,279
        Westfield Trust..............................   54,208     165,031
        Whitbread, PLC...............................    7,310     107,232
        Woolworths, Ltd..............................   25,061     211,336
        Yamada Denki Co..............................    1,900      63,569
        Yamazaki Baking Co...........................    4,513      41,901
                                                                ----------
                                                                 7,185,199
                                                                ----------
      Semiconductors -- 0.94%
        ARM Holdings, PLC............................   25,217      54,331
        ASM Pacific Technology.......................    4,500      18,070
        ASML Holding NV+.............................   11,894     206,716
        Chartered Semiconductor Manufacturing, Ltd.+.   24,000      20,197
        Fujitsu, Ltd.................................   41,448     280,354
        Furukawa Electric, Co., Ltd.+................   13,000      48,445
        Infineon Technologies AG+....................   15,663     211,769
        Micronas Semiconductor+......................      783      34,560
        NEC Electronics Corp.........................      900      56,796
        Rohm Co., Ltd................................    2,608     312,137
        Sanken Electric Co...........................    3,000      39,442
        STMicroelectronics NV........................   14,437     324,440
        Sumitomo Bakelite............................    5,000      33,321
        Tokyo Electron, Ltd..........................    4,200     239,913
        Unaxis Holding AG+...........................      278      31,452
                                                                ----------
                                                                 1,911,943
                                                                ----------
      Telecommunications -- 5.97%
        Alcatel SA+..................................   30,092     432,581
        Anritsu Corp.................................    4,000      25,097
        Belgacom SA+.................................    3,821     115,736
        BT Group, PLC................................  212,343     712,534
        Cable & Wireless, PLC+.......................   58,773     133,095
        Cosmote Mobile Communications SA.............    2,860      46,178
        Datacraft Asia, Ltd.+........................    6,000       6,480
        Eircom Group, PLC+...........................   11,852      20,700
        Elisa Oyj, Class A+..........................    3,400      42,439
        France Telecom SA............................   27,500     661,331
        Hellenic Telecommunications Organization SA..    6,205      81,696
        Intracom SA..................................    2,102      10,526
        Koninklijke (Royal) KPN NV...................   49,123     356,379
        Marconi Corp, PLC+...........................    4,930      58,895
        Mobistar SA+.................................      695      43,461
        Nokia Oyj....................................  118,222   1,611,398
        NTT DoCoMo, Inc..............................      494     931,653
        PCCW, Ltd.+..................................   85,657      58,244
        Portugal Telecom, SGPS SA....................   21,642     221,768
        Singapore Telecommunications, Ltd............  153,000     197,187
        Smartone Telecom.............................    7,500       8,034
        Tandberg ASA.................................    3,300      33,122
        TDC A/S......................................    3,170     106,976
        Tele2 AB, Class B............................    2,325     100,217
        Telecom Corp. of New Zealand, Ltd............   47,203     165,736
        Telefonaktiebolaget LM Ericsson, Class B+....  361,000   1,008,285
        Telenor ASA..................................   17,600     126,141
        Telia........................................   46,068     194,860
        Telstra Corp., Ltd...........................   52,919     177,369
        TIM SpA......................................   93,555     507,330

                                                          Number     Market
                                                         of Shares   Value
 ----------------------------------------------------------------------------
 Telecommunications (continued)
   Tower, Ltd.+.........................................     7,072 $     7,101
   Uniden Corp..........................................     2,000      35,144
   Vodafone Group, PLC.................................. 1,668,409   3,923,527
                                                                   -----------
                                                                    12,161,220
                                                                   -----------
 Textile - Products -- 0.23%
   Kuraray Co., Ltd.....................................     8,961      67,518
   Marubeni Corp........................................    31,000      70,832
   Mitsubishi Rayon Co., Ltd............................    13,042      45,645
   Nisshinbo Industries, Inc............................     5,532      36,716
   Teijin, Ltd..........................................    19,277      62,398
   Texwinca Holdings, Ltd...............................    16,000      12,727
   Toray Industries, Inc................................    28,992     133,538
   Toyobo Co............................................    14,876      35,069
                                                                   -----------
                                                                       464,443
                                                                   -----------
 Tobacco -- 0.67%
   Altadis SA...........................................     6,802     208,189
   British American Tobacco, PLC........................    38,276     561,479
   Imperial Tobacco Group, PLC..........................    17,975     400,133
   Japan Tobacco, Inc...................................        15     121,044
   Swedish Match AB.....................................     7,799      82,471
                                                                   -----------
                                                                     1,373,316
                                                                   -----------
 Utilities - Communication -- 2.27%
   Deutsche Telekom AG+.................................    62,085   1,041,870
   Nippon Telegraph and Telephone Corp..................       130     640,040
   Swisscom AG..........................................       652     202,953
   Telecom Italia SpA...................................   203,214     622,971
   Telecom Italia SpA RNC...............................   142,871     309,729
   Telefonica SA........................................   116,056   1,683,931
   Telefonico Publicidad e Informacion SA...............     4,085      28,189
   Telekom Austria AG+..................................     6,778      94,704
                                                                   -----------
                                                                     4,624,387
                                                                   -----------
 Utilities - Electric -- 2.67%
   ACS Actividades Co...................................     2,191     107,012
   Aggreko, PLC.........................................     6,272      17,222
   Alstom+..............................................    25,561      29,346
   Chubu Electric Power Co., Inc........................    16,300     340,661
   CLP Holdings, Ltd....................................    44,500     235,217
   Contact Energy, Ltd..................................     7,108      25,316
   Electrabel SA........................................       674     219,709
   Endesa SA............................................    23,488     433,462
   Enel SpA.............................................    59,782     489,929
   Hokkaido Electric Power Co, Inc......................     4,400      73,407
   Hong Kong Electric Holdings, Ltd.....................    34,500     143,851
   Iberdrola SA.........................................    18,889     381,118
   International Power, PLC+............................    27,280      72,782
   Kansai Electric Power Co., Inc.......................    17,700     310,701
   Kyushu Electric Power Co., Inc.......................     9,900     170,640
   National Grid Transco, PLC...........................    75,888     601,485
   Oesterreichisch Elektrizitatswirtschafts AG, Class A.       152      25,244
   Origin Energy, Ltd...................................    16,368      61,762
   Public Power Corp....................................     2,580      64,156
   RWE AG, Class A......................................     9,676     421,895
   Scottish Power, PLC..................................    45,805     333,022
   Tohoku Electric Power Co., Inc.......................    10,516     169,721
   Tokyo Electric Power Co., Inc........................    28,300     606,850
   Union Electric Fenosa SA.............................     5,257     112,297
                                                                   -----------
                                                                     5,446,805
                                                                   -----------
 Utilities - Gas, Distribution -- 0.32%
   Centrica, PLC........................................   105,147     410,188
   Hong Kong & China Gas Co., Ltd.......................    91,400     144,232
   Snam Rete Gas SpA....................................    21,687      91,382
                                                                   -----------
                                                                       645,802
                                                                   -----------

38
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                           Number
                                                         of Shares/    Market
                                                         Par Value     Value
-------------------------------------------------------  ---------- ------------
COMMON STOCK (continued)
Utilities - Miscellaneous -- 0.02%
  Gamesa Corp. Tecnologica SA...........................      900   $     40,363
  Vestas Wind Systems A/S+(6)...........................    2,694          4,424
                                                                    ------------
                                                                          44,787
                                                                    ------------
Water Services -- 0.82%
  Kelda Group, PLC......................................    9,325         84,041
  Kurita Water Industries, Ltd..........................    2,510         31,998
  Severn Trent, PLC.....................................    8,505        126,009
  Sociedad General de Aguas de Barcelona SA.............    1,421         23,655
  Suez Lyonnaise des Eaux SA+...........................    7,500             92
  Suez SA...............................................   19,806        384,864
  United Utilities, PLC.................................   13,728        136,812
  United Utilities, PLC, Class A........................    7,613         47,846
  Vivendi Environnement.................................    6,989        186,939
  Vivendi Universal SA+.................................   25,092        639,584
                                                                    ------------
                                                                       1,661,840
                                                                    ------------
Total Common Stock
   (Cost $184,634,240)..................................             187,908,234
                                                                    ------------

PREFERRED STOCK -- 0.51%
Automotive -- 0.10%
  Porsche AG 0.61%:.....................................      194        131,029
  Volkswagen AG 4.72%:..................................    2,594         75,719
                                                                    ------------
                                                                         206,748
                                                                    ------------
Chemical -- 0.05%
  Henkel KGaA:..........................................    1,463        122,077
                                                                    ------------
Hospital Supplies -- 0.02%
  Fresenius Medical Care AG 2.88%:......................      645         34,599
                                                                    ------------
Leisure and Tourism -- 0.02%
  ProSiebenSat.1 Media AG 2.54%:........................    2,022         32,104
                                                                    ------------
Machinery -- 0.02%
  Schindler Holding AG 1.95%:...........................      136         38,860
                                                                    ------------
Multimedia -- 0.28%
  News Corp., Ltd. 0.74%:...............................   66,513        562,797
                                                                    ------------
Paper/Forest Products -- 0.00%
  Fletcher Challenge Forest, Ltd.+:.....................    3,437          4,124
                                                                    ------------
Utilities - Electric -- 0.02%
  RWE AG 4.58%:.........................................      961         37,782
                                                                    ------------
Total Preferred Stock
   (Cost $921,917)......................................               1,039,091
                                                                    ------------
WARRANTS -- 0.00%
Real Estate -- 0.00%
  Hopewell Highway Infrastructure, Ltd.: Expires 8/5/06.      900             98
                                                                    ------------
Total Warrants
   (Cost $0)............................................                      98
                                                                    ------------
RIGHTS -- 0.00%
Building Materials -- 0.00%
  Holcim, Ltd.(3).......................................    3,369          4,464
  Wienerberger AG(3)(6).................................    1,094              0
                                                                    ------------
                                                                           4,464
                                                                    ------------
Real Estate -- 0.00%
  City Developments, Ltd.(3)(6).........................    1,200          1,907
                                                                    ------------
Real Estate Investment Trusts -- 0.00%
  Cofinimmo SA(3).......................................      109              0
                                                                    ------------
Total Rights
   (Cost $0)............................................                   6,371
                                                                    ------------

                                                               Number
                                                             of Shares/      Market
                                                             Par Value       Value
--------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS  -- 1.49%
Financial Services
  iShares MSCI EAFE Index Fund:............................      21,900   $  3,030,084
                                                                          ------------
Total Exchange-Traded Funds
   (Cost $2,940,250).......................................                  3,030,084
                                                                          ------------
CORPORATE BONDS -- 0.02%
Conglomerates -- 0.00%
  TUI AG:..................................................
   2.13% due 6/17/04....................................... $     8,000          9,752
                                                                          ------------
Oil and Gas -- 0.02%
  Transco Holdings, PLC:...................................
   7.00% due 12/16/24......................................       5,000         10,108
   5.08% due 12/14/09(5)...................................       5,000          9,248
   4.19% due 12/14/22......................................       5,000         11,416
                                                                          ------------
                                                                                30,772
                                                                          ------------
Total Corporate Bonds
   (Cost $28,845)..........................................                     40,524
                                                                          ------------
Total Investment Securities -- 94.24%
   (Cost $188,525,252).....................................                192,024,402
                                                                          ------------
SHORT-TERM INVESTMENTS -- 0.57%
Collective Investment Pool -- 0.00%
   Securities Lending Quality Trust(2).....................       6,852          6,852
                                                                          ------------
United States Treasury Bills -- 0.57%
  United States Treasury Bills:
   0.88% due 6/24/04 @.....................................     150,000        149,916
   0.88% due 6/24/04 @.....................................     500,000        499,712
   0.87% due 6/17/04 @.....................................      45,000         44,982
   0.86% due 6/24/04 @.....................................      10,000          9,995
   0.83% due 6/24/04 @.....................................     250,000        249,866
   0.83% due 6/24/04 @.....................................      10,000          9,994
   0.81% due 6/24/04 @.....................................     200,000        199,895
                                                                          ------------
                                                                             1,164,360
                                                                          ------------
Total Short-Term Investments
   (Cost $1,171,212).......................................                  1,171,212
                                                                          ------------
REPURCHASE AGREEMENT -- 12.47%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $25,413,485 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 5.10%, due 6/26/18 and having an approximate
   value of $26,173,475
   (Cost $25,411,000)@.....................................  25,411,000     25,411,000
                                                            -----------   ------------
TOTAL INVESTMENTS --
   (Cost $215,107,464).....................................      107.28%   218,606,614
Liabilities in excess of other assets......................       (7.28)%  (14,838,983)
                                                            -----------   ------------
NET ASSETS --..............................................         100%  $203,767,631
                                                            ===========   ============

--------
ADR -- AmericanDepository Receipt
+  Non-income producing
@ The security or a portion thereof represents collateral for open future contracts.
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)Fair valued security (see Note 2).
(4)Consists of more than one class of shares traded together as a unit.
(5)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2004.
(6)Illiquid security.
(7)Security is convertible into ordinary shares.

                                                                             39
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004


Open Futures Contracts
--------------------------------------------------------------------------------
                                                                   Un realized
Number of                      Expiration  Value at  Value as of  Appreciation/
Contracts     Description         Date    Trade Date May 31, 2004 (Depreciation)
--------------------------------------------------------------------------------
 12 Long  OMX Index........... June 2004  $  108,769  $  108,777     $      8
  4 Long  MSCI Singapore Index June 2004     102,966     102,637         (329)
  2 Long  Hang Seng Index..... June 2004     155,043     156,211        1,168
  6 Long  CAC40 10 Euro Index. June 2004     269,593     267,908       (1,685)
  1 Long  Amsterdam Index..... June 2004      79,320      82,476        3,156
  1 Long  IBEX 35 Index....... June 2004      94,165      97,191        3,026
  1 Long  MIB30 Index......... June 2004     166,264     168,834        2,570
  1 Long  DAX Index........... June 2004     121,771     120,039       (1,732)
270 Long  MSCI Pan Euro Index. June 2004   5,319,701   5,413,187       93,486
  8 Long  DJ STOXX 50 Index... June 2004     265,493     261,228       (4,265)
  9 Long  SPI 200 Index....... June 2004     543,273     555,859       12,586
  4 Long  FTSE 100 Index...... June 2004     327,410     324,630       (2,780)
  7 Long  NIKKEI 225 Index.... June 2004     398,696     395,500       (3,196)
 20 Long  TOPIX Index......... June 2004   2,093,240   2,064,754      (28,486)
                                                                     --------
                                                                     $ 73,527
                                                                     ========

See Notes to Financial Statements

40
         INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2004



                                                                  Market
                                                   Par Value      Value
     -----------------------------------------  --------------- ----------
     CORPORATE BONDS -- 3.83%
     Germany -- 0.90%
       Deutsche Telecom International Finance,
        1.00% due 6/15/05...................... JPY 140,000,000 $1,290,851
                                                                ----------
     Netherlands -- 0.66%
       Koninklijke (Royal) KPN NV,
        7.25% due 4/12/06......................     EUR 730,000    958,550
                                                                ----------
     United States -- 2.27%
       Citigroup, Inc.,
        0.80% due 10/30/08..................... JPY 150,000,000  1,366,454
       Procter & Gamble Co.,
        2.00% due 6/21/10...................... JPY 200,000,000  1,911,230
                                                                ----------
                                                                 3,277,684
                                                                ----------
     Total Corporate Bonds
        (Cost $5,514,451)......................                  5,527,085
                                                                ----------
     GOVERNMENT BONDS--88.18%
     Austria -- 0.52%
       Republic of Austria,
        4.65% due 1/15/18......................     EUR 610,000    746,735
                                                                ----------
     Belgium -- 3.60%
       Kingdom of Belgium:
        5.50% due 3/28/28......................     EUR 250,000    326,333
        4.75% due 9/28/05......................   EUR 2,780,000  3,498,592
        4.25% due 9/28/14......................   EUR 1,130,000  1,363,222
                                                                ----------
                                                                 5,188,147
                                                                ----------
     Brazil -- 6.64%
       Brazil Federative Republic:
        14.50% due 10/15/09....................     USD 800,000    906,000
        12.00% due 4/15/10.....................     USD 300,000    312,000
        11.00% due 1/11/12.....................   USD 1,400,000  1,368,500
        11.00% due 8/17/40.....................   USD 1,375,000  1,230,625
        10.25% due 6/17/13.....................   USD 1,210,000  1,134,375
        10.13% due 5/15/27.....................     USD 250,000    211,875
        8.88% due 4/15/24......................     USD 275,000    215,875
        8.00% due 4/15/14......................   USD 3,107,841  2,767,843
        2.13% due 4/15/12(1)...................   USD 1,741,183  1,423,417
                                                                ----------
                                                                 9,570,510
                                                                ----------
     Bulgaria -- 0.66%
       Republic of Bulgaria:
        8.25% due 1/15/15......................     USD 100,000    112,000
        2.00% due 7/28/11(1)...................     USD 846,000    833,310
                                                                ----------
                                                                   945,310
                                                                ----------
     Canada -- 1.44%
       Government of Canada,
        6.00% due 6/1/11.......................   CAD 2,600,000  2,073,854
                                                                ----------
     Chile -- 0.34%
       Republic of Chile,
        6.88% due 4/28/09......................     USD 450,000    494,267
                                                                ----------
     Colombia -- 1.13%
       Republic of Colombia:
        11.75% due 2/25/20.....................     USD 625,000    659,375
        10.75% due 1/15/13.....................     USD 700,000    729,750
        10.38% due 1/28/33.....................     USD 250,000    233,125
                                                                ----------
                                                                 1,622,250
                                                                ----------
     Denmark--1.50%
       Kingdom of Denmark:
        7.00% due 11/10/24.....................   DKK 1,250,000    256,947
        6.00% due 11/15/09.....................  DKK 10,500,000  1,902,389
                                                                ----------
                                                                 2,159,336
                                                                ----------

                                                            Market
                                             Par Value      Value
          ----------------------------------------------------------
          Ecuador--0.44%
            Republic of Ecuador:
             8.00% due 8/15/30(2)*.......     USD 825,000 $   577,500
             8.00% due 8/15/30(2)........      USD 75,000      53,250
                                                          -----------
                                                              630,750
                                                          -----------
          El Salvador -- 0.11%
            Republic of El Salvador,
             7.75% due 1/24/23...........     USD 150,000     156,000
                                                          -----------
          Finland -- 0.39%
            Republic of Finland:
             7.25% due 4/18/06...........     EUR 254,563     336,304
             6.00% due 4/25/08...........     EUR 168,187     224,195
                                                          -----------
                                                              560,499
                                                          -----------
          France -- 4.71%
            Government of France:
             5.50% due 4/25/10...........   EUR 3,180,000   4,235,068
             5.50% due 4/25/29...........     EUR 855,347   1,116,748
             4.75% due 10/25/12..........   EUR 1,130,000   1,436,021
                                                          -----------
                                                            6,787,837
                                                          -----------
          Germany -- 0.60%
            Federal Republic of Germany,
             6.25% due 4/26/06...........     EUR 660,000     858,605
                                                          -----------
          Greece -- 4.93%
            Republic of Greece:
             8.60% due 3/26/08...........   EUR 3,220,000   4,664,463
             6.50% due 10/22/19..........     EUR 216,837     310,735
             6.00% due 2/19/06...........     EUR 370,000     477,010
             6.00% due 5/19/10...........   EUR 1,216,837   1,649,845
                                                          -----------
                                                            7,102,053
                                                          -----------
          Italy -- 7.30%
            Republic of Italy:
             9.00% due 11/1/23...........     EUR 532,912     981,409
             7.75% due 11/1/06...........   EUR 2,000,000   2,715,670
             6.75% due 2/1/07............   EUR 1,974,684   2,644,110
             4.75% due 2/1/13............   EUR 3,310,000   4,170,340
                                                          -----------
                                                           10,511,529
                                                          -----------
          Japan -- 13.71%
            Government of Japan:
             5.00% due 9/21/09........... JPY 300,000,000   3,331,619
             3.30% due 6/20/06........... JPY 670,000,000   6,467,617
             2.70% due 3/20/07........... JPY 218,500,000   2,116,567
             1.80% due 6/21/10........... JPY 158,000,000   1,510,962
             1.40% due 12/20/22.......... JPY 155,000,000   1,271,146
             1.10% due 6/20/05........... JPY 425,000,000   3,896,833
             1.10% due 3/21/11........... JPY 127,000,000   1,155,235
                                                          -----------
                                                           19,749,979
                                                          -----------
          Lithuania -- 0.51%
            Republic of Lithuania,
             4.50% due 3/5/13............     EUR 600,000     733,177
                                                          -----------
          Mexico -- 5.44%
            United Mexican States:
             9.88% due 2/1/10............     USD 600,000     727,500
             8.38% due 1/14/11...........   USD 1,050,000   1,193,850
             8.30% due 8/15/31...........     USD 650,000     682,500
             8.13% due 12/30/19..........     USD 900,000     965,250
             7.50% due 1/14/12...........   USD 2,375,000   2,568,562
             6.63% due 3/3/15............     USD 465,000     464,303
             6.38% due 1/16/13...........     USD 950,000     950,000
             5.88% due 1/15/14...........     USD 300,000     288,000
                                                          -----------
                                                            7,839,965
                                                          -----------

                                                                             41
   INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                             Market
                                              Par Value      Value
          -------------------------------  --------------- -----------
          GOVERNMENT BONDS (continued)
          New Zealand -- 0.22%
            Government of New Zealand,
             6.50% due 2/15/05............     NZD 500,000 $   317,322
                                                           -----------
          Panama -- 0.64%
            Republic of Panama:
             9.63% due 2/8/11.............     USD 350,000     386,750
             9.38% due 1/16/23............     USD 250,000     252,500
             8.88% due 9/30/27............     USD 300,000     288,750
                                                           -----------
                                                               928,000
                                                           -----------
          Peru -- 0.84%
            Republic of Peru:
             9.88% due 2/6/15.............     USD 120,000     121,500
             9.13% due 2/21/12............     USD 690,000     690,000
             5.00% due 3/7/07(3)..........     USD 477,750     401,310
                                                           -----------
                                                             1,212,810
                                                           -----------
          Russia -- 7.07%
            Russian Federation:
             8.25% due 3/31/10............   USD 2,925,000   3,144,375
             7.50% due 3/31/30(2).........   USD 5,365,000   4,888,856
             3.00% due 5/14/08............   USD 2,475,000   2,159,438
                                                           -----------
                                                            10,192,669
                                                           -----------
          South Africa -- 0.36%
            Republic of South Africa,
             6.50% due 6/2/14.............     USD 525,000     523,032
                                                           -----------
          Spain -- 2.04%
            Kingdom of Spain,
             6.00% due 1/31/29............   EUR 2,106,012   2,937,863
                                                           -----------
          Sweden -- 2.67%
            Kingdom of Sweden:
             5.50% due 10/8/12............   SEK 6,500,000     930,953
             5.00% due 1/28/09............  SEK 20,800,000   2,918,441
                                                           -----------
                                                             3,849,394
                                                           -----------
          Turkey -- 1.97%
            Republic of Turkey:
             11.75% due 6/15/10...........   USD 1,325,000   1,461,641
             11.00% due 1/14/13...........     USD 555,000     593,850
             9.50% due 1/15/14............     USD 310,000     308,450
             8.00% due 2/14/34............     USD 540,000     475,200
                                                           -----------
                                                             2,839,141
                                                           -----------
          Ukraine -- 0.34%
            Government of Ukraine,
             6.88% due 3/4/11*............     USD 525,000     497,437
                                                           -----------
          United Kingdom -- 3.76%
            Government of United Kingdom:
             8.00% due 6/7/21.............     GBP 100,000     244,495
             5.75% due 12/7/09............     GBP 985,250   1,857,009
             5.00% due 3/7/08.............   GBP 1,590,000   2,902,094
             4.25% due 6/7/32.............     GBP 250,000     413,534
                                                           -----------
                                                             5,417,132
                                                           -----------
          United States -- 12.45%
            Federal Farm Credit Bks.,
             5.55% due 3/26/08............   USD 1,500,000   1,589,646
            Federal Home Loan Bank,
             6.80% due 11/21/16...........   USD 1,000,000   1,137,092
            Federal Home Loan Mtg. Corp.,
             5.13% due 1/15/12............   EUR 1,000,000   1,286,563
            Federal National Mtg. Assoc.:
             6.50% due 3/1/17.............       USD 3,635       3,839
             6.00% due 5/15/11............   USD 1,870,000   2,002,226
             2.13% due 10/9/07............ JPY 250,000,000   2,393,986

                                                            Par Value/
                                                              Number        Market
                                                            of Rights       Value
------------------------------------------------------------------------------------
United States (continued)
  United States Treasury Bonds:
   8.00% due 11/15/21.................................... USD 2,270,000  $  2,961,642
   6.38% due 8/15/27..................................... USD 2,000,000     2,244,140
  United States Treasury Notes:
   5.88% due 11/15/05.................................... USD 1,800,000     1,894,430
   5.00% due 2/15/11..................................... USD 1,790,000     1,870,829
   4.88% due 2/15/12.....................................   USD 535,000       550,820
                                                                         ------------
                                                                           17,935,213
                                                                         ------------
Uruguay -- 0.08%
  Republic of Uruguay
   7.50% due 3/15/15.....................................   USD 150,000       111,750
                                                                         ------------
Venezuela -- 1.77%
  Republic of Venezuela:
   9.38% due 1/13/34.....................................   USD 183,000       152,347
   9.25% due 9/15/27..................................... USD 1,050,000       879,375
   2.13% due 12/18/07(1)................................. USD 1,619,019     1,522,898
                                                                         ------------
                                                                            2,554,620
                                                                         ------------
Total Government Bonds
   (Cost $121,228,380)...................................                 127,047,186
                                                                         ------------
SUPRANATIONAL -- 1.74%
  European Investment Bank,
   4.00% due 1/15/07
   (Cost $1,756,489)..................................... EUR 2,000,000     2,501,569
                                                                         ------------
RIGHTS -- 0.01% +
  United Mexican States(4)...............................       500,000         8,750
  United Mexican States(4)...............................       500,000         6,250
  United Mexican States(4)...............................       500,000         3,750
                                                                         ------------
Total Rights
   (Cost $0).............................................                      18,750
                                                                         ------------
Total Investment Securities -- 93.76%
   (Cost $128,499,320)...................................                 135,094,590
                                                                         ------------
REPURCHASE AGREEMENT -- 4.39%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $6,321,618 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 1.72%, due 7/3/18 and having an
   approximate value of $6,448,838
   (Cost $6,321,000)..................................... USD 6,321,000     6,321,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $134,820,320)                                            98.15%  141,415,590
Other assets less liabilities............................          1.85%    2,667,360
                                                          -------------  ------------
NET ASSETS --                                                       100% $144,082,950
                                                          =============  ============

--------
+  Non-income producing
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of these securities was $1,074,937 representing 0.75% of net assets.
(1)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2004.
(2)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)Variable rate security -- the rate reflected is as of May 31, 2004; maturity date reflects next reset date.
(4)Fair valued security (see Note 2).

42
   INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                 Open Forward Currency Contracts
       ----------------------------------------------------------------

                                                        Gross
                                                      Unrealized
               Contract to    In Exchange  Delivery  Appreciation
                 Deliver          For        Date   (Depreciation)
              -------------- ------------- -------- --------------
              AUD 3,300,000* USD 2,259,675  8/6/04    $ (79,341)
              USD 2,295,612* AUD 3,300,000  8/6/04       43,404
              EUR 3,275,000* USD 3,919,193  8/6/04      (74,072)
              USD 3,889,849* EUR 3,275,000  8/6/04      103,416
              EUR 2,385,000  USD 2,914,804  8/6/04        6,732
              GBP   410,000* USD   722,941  8/6/04      (24,102)
              USD   726,901* GBP   410,000  8/6/04       20,141
                                                      ---------
                                                      $  (3,822)
                                                      =========

                 --------
                 * Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk but have continued counterparty settlement risk.

                 Currency Legend

                 AUDAustralian Dollar
                 CADCanadian Dollar
                 DKKDanish Krone
                 EUREuro Dollar
                 GBPBritish Pound
                 JPYJapanese Yen
                 NZDNew Zealand Dollar
                 SEKSwedish Krona
                 USDUnited States Dollar

                 See Notes to Financial Statements

                                                                             43
             INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS
May 31, 2004




                                                        Number      Market
                                                       of Shares    Value
  ---------------------------------------------------  --------- ------------
  COMMON STOCK -- 97.11%
  Apparel & Products -- 1.74%
    Esprit Holdings, Ltd..............................   464,000 $  2,035,897
    Puma AG Rudolf Dassier Sport(1)...................    19,050    4,650,552
                                                                 ------------
                                                                    6,686,449
                                                                 ------------
  AUTO - CARS -- 0.51%
    Hyundai Motor Co..................................    51,140    1,963,038
                                                                 ------------
  Automotive -- 2.94%
    Continental AG(1).................................    49,490    2,221,340
    Toyota Motor Corp.................................   110,100    3,993,109
    Volvo AB, Class B(1)..............................   156,270    5,067,638
                                                                 ------------
                                                                   11,282,087
                                                                 ------------
  Banks -- 12.84%
    Alpha Bank AE.....................................    88,016    2,304,765
    Anglo Irish Bank Corp., PLC.......................   212,680    3,376,838
    Bank of Yokohama, Ltd.(1).........................   373,000    2,130,656
    Commonwealth Bank of Australia....................   123,040    2,891,157
    Credit Agricole SA(1).............................   192,353    4,729,148
    Erste Bank Der Oesterreichischen Sparkassen AG(1).    34,044    5,259,825
    Hana Bank.........................................   104,090    2,315,097
    Mitsubishi Tokyo Financial Group, Inc.............       300    2,584,096
    Royal Bank of Scotland Group, PLC.................   122,294    3,693,308
    Societe Generale, Class A(1)......................    50,530    4,283,009
    Standard Chartered, PLC...........................   120,890    1,996,139
    Sumitomo Mitsui Financial Group, Inc.(1)..........     1,130    8,114,607
    UBS AG............................................    78,269    5,616,077
                                                                 ------------
                                                                   49,294,722
                                                                 ------------
  Beverages -- 1.64%
    Diageo, PLC.......................................   228,820    3,037,731
    Pernod Ricard SA(1)...............................    26,140    3,272,424
                                                                 ------------
                                                                    6,310,155
                                                                 ------------
  Broadcasting -- 0.97%
    British Sky Broadcasting Group, PLC...............   330,530    3,718,281
                                                                 ------------
  Building Materials -- 2.82%
    CRH, PLC..........................................    95,969    2,030,108
    Lafarge SA(1).....................................    30,820    2,661,290
    Siam Cement Public Co., Ltd.--NVDR+...............   224,123    1,182,649
    Vinci SA(1).......................................    30,810    2,961,465
    Wolseley, PLC.....................................   130,860    1,970,002
                                                                 ------------
                                                                   10,805,514
                                                                 ------------
  Commercial Services -- 2.09%
    ABB, Ltd.+........................................   825,554    4,612,402
    Abertis Infraestructuras SA.......................   110,510    1,863,955
    Li & Fung, Ltd.................................... 1,038,000    1,544,781
                                                                 ------------
                                                                    8,021,138
                                                                 ------------
  Conglomerates -- 3.32%
    LVMH Moet Hennessy Louis Vuitton SA(1)............    43,575    3,113,390
    Siemens AG........................................    69,880    4,919,456
    Tyco International, Ltd...........................   153,460    4,725,033
                                                                 ------------
                                                                   12,757,879
                                                                 ------------
  DRUGS -- 7.38%
    AstraZeneca, PLC..................................    86,330    4,022,380
    Chugai Pharmaceutical Co., Ltd....................   187,198    2,843,020
    Novartis AG.......................................   166,030    7,447,431
    Roche Holdings AG-Genusscheine....................    89,481    9,427,322
    Teva Pharmaceutical Industries, Ltd. ADR(1).......    69,332    4,587,699
                                                                 ------------
                                                                   28,327,852
                                                                 ------------
  Electronics/Electrical Equipment -- 8.46%
    Canon, Inc........................................   125,000    6,176,897
    JSR Corp.(1)......................................    69,000    1,470,215
    Matsushita Electric Industrial Co., Ltd...........   349,000    4,828,851

                                                      Number      Market
                                                     of Shares    Value
    ----------------------------------------------------------------------
    Electronics/Electrical Equipment (continued)
      Omron Corp....................................   92,000  $  2,022,849
      Samsung Electronics Co., Ltd..................   18,100     8,082,439
      Schneider Electric SA(1)......................   56,630     3,810,995
      Sharp Corp....................................  359,000     6,090,208
                                                               ------------
                                                                 32,482,454
                                                               ------------
    Financial Services -- 4.36%
      Credit Suisse First Boston USA, Inc.+.........  136,940     4,705,297
      ING Groep NV..................................  165,522     3,735,923
      Man Group, PLC................................  177,605     5,321,376
      ORIX Corp.....................................   29,400     2,988,249
                                                               ------------
                                                                 16,750,845
                                                               ------------
    Foods -- 2.53%
      Cadbury Schweppes, PLC........................  386,210     3,293,011
      Nestle SA(1)..................................   15,800     4,111,102
      Numico Kon NV+................................   72,180     2,294,728
                                                               ------------
                                                                  9,698,841
                                                               ------------
    Freight -- 1.14%
      Mitsui & Co., Ltd.(1).........................  317,000     2,420,111
      Yamato Transport Co., Ltd.....................  138,000     1,964,457
                                                               ------------
                                                                  4,384,568
                                                               ------------
    Healthcare -- 0.55%
      Essilor International SA(1)...................   34,190     2,121,305
                                                               ------------
    Household Products -- 1.92%
      Reckitt Benckiser, PLC........................  271,979     7,371,002
                                                               ------------
    Information Processing - Software -- 1.40%
      SAP AG(1).....................................   33,390     5,390,825
                                                               ------------
    Insurance -- 2.24%
      AXA...........................................  222,411     4,563,581
      QBE Insurance Group, Ltd.(1)..................  451,850     4,036,433
                                                               ------------
                                                                  8,600,014
                                                               ------------
    Leisure and Tourism -- 2.67%
      Accor SA(1)...................................   71,111     2,949,475
      EMI Group, PLC................................  215,571       865,668
      Enterprise Inns, PLC..........................  266,710     3,005,231
      Greek Organization of Football Prognostics SA.  100,450     1,926,149
      Yamaha Motor Co...............................  105,000     1,508,976
                                                               ------------
                                                                 10,255,499
                                                               ------------
    Machinery -- 0.62%
      Grupo Ferrovial SA............................   60,470     2,380,348
                                                               ------------
    Medical Technology -- 2.83%
      Smith & Nephew, PLC...........................  756,110     7,930,448
      Synthes-Stratec, Inc..........................   24,900     2,931,399
                                                               ------------
                                                                 10,861,847
                                                               ------------
    Metals -- 0.97%
      BHP Billiton, Ltd.............................  434,060     3,737,923
                                                               ------------
    Multimedia -- 0.75%
      Pearson, PLC..................................  235,090     2,866,636
                                                               ------------
    Oil and Gas -- 7.21%
      BP, PLC.......................................  505,880     4,431,645
      Nabors Industries, Ltd.+......................   73,810     3,055,734
      Norsk Hydro ASA(1)............................   57,440     3,557,357
      Repsol YPF SA(1)..............................  236,290     5,009,972
      Saipem(1).....................................  194,320     1,770,502
      Total SA, Class B(1)..........................   52,460     9,847,871
                                                               ------------
                                                                 27,673,081
                                                               ------------
    Optical Instruments & Lenses -- 0.30%
      Alcon, Inc....................................   14,410     1,130,609
                                                               ------------

44
      INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                    Number      Market
                                                   of Shares    Value
      -------------------------------------------  --------- ------------
      COMMON STOCK (continued)
      Publishing -- 1.56%
        Toppan Printing Co........................   327,000 $  3,987,805
        United Business Media, PLC................   245,350    1,988,497
                                                             ------------
                                                                5,976,302
                                                             ------------
      Real Estate -- 0.26%
        Sun Hung Kai Properties, Ltd..............   117,000      998,204
                                                             ------------
      Retail -- 7.89%
        Compagnie Financiere Richemont AG.........   115,160    2,968,847
        Fast Retailing Co., Ltd...................    44,800    3,213,057
        Hoya Corp.................................    59,400    6,145,199
        Ito-Yokado Co., Ltd.......................    85,000    3,460,423
        Marui Co., Ltd.(1)........................   204,800    2,731,533
        Metro AG+(1)..............................    61,310    2,968,282
        Next, PLC.................................   132,130    3,358,005
        Tesco, PLC................................ 1,195,660    5,459,134
                                                             ------------
                                                               30,304,480
                                                             ------------
      Telecommunications -- 8.04%
        Amdocs, Ltd.+.............................    88,630    2,187,388
        America Movil SA de CV ADR................    92,960    3,258,248
        mmO2, PLC+................................ 1,081,099    1,932,799
        Mobile Telesystems ADR....................    39,958    4,691,069
        MTN Group, Ltd.+..........................   466,920    2,104,065
        Tele Norte Leste Participacoes SA ADR(1)..    88,080      997,066
        Telefonaktiebolaget LM Ericsson, Class B+. 1,665,360    4,651,406
        Telenor ASA(1)............................   312,120    2,237,004
        Vimpel-Communications ADR+................    23,830    2,198,318
        Vodafone Group, PLC....................... 2,805,692    6,598,027
                                                             ------------
                                                               30,855,390
                                                             ------------
      Textile - Products -- 0.91%
        Toray Industries, Inc.....................   754,000    3,472,953
                                                             ------------
      Utilities - Communication -- 1.15%
        Telefonica SA(1)..........................   305,410    4,431,389
                                                             ------------
      Utilities - Electric -- 1.53%
        ACS Actividades Co.(1)....................    44,662    2,181,372
        Huaneng Power International, Inc.(1)...... 2,668,000    2,481,622
        Public Power Corp.........................    49,290    1,225,679
                                                             ------------
                                                                5,888,673
                                                             ------------

                                                               Number
                                                            of Shares/Par     Market
                                                                Value         Value
---------------------------------------------------------------------------------------
Utilities - Miscellaneous -- 0.27%
  Gamesa Corp. Tecnologica SA..............................       22,892   $  1,026,660
                                                                           ------------
Water Services -- 1.30%
  Vivendi Universal SA+(1).................................      195,340      4,979,134
                                                                           ------------
TOTAL COMMON STOCK
   (Cost $334,685,451).....................................                 372,806,097
                                                                           ------------
PREFERRED STOCK -- 0.85%
Automotive -- 0.85%
  Porsche AG 0.61%.........................................        4,850      3,275,722
                                                                           ------------
Total Preferred Stock
   (Cost $2,352,063).......................................                   3,275,722
                                                                           ------------
EXCHANGE-TRADED FUNDS -- 1.44%
Financial Services
  iShares MSCI EAFE Index Fund
  (Cost $5,523,065)........................................       40,000      5,534,400
                                                                           ------------
Total Investment Securities -- 99.40%
   (Cost $342,560,579).....................................                 381,616,219
                                                                           ------------
SHORT-TERM INVESTMENTS -- 25.94%
Collective Investment Pool
 Securities Lending Quality Trust(2)
   (Cost $99,596,116)......................................  $99,596,116     99,596,116
                                                                           ------------
REPURCHASE AGREEMENT -- 0.31%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $1,177,115 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 5.10%, due 6/26/18 and having an approximate
   value of $1,203,950.(Cost $1,177,000)...................    1,177,000      1,177,000
                                                                           ------------
TOTAL INVESTMENTS
   (Cost $443,333,695).....................................       125.65%   482,389,335
Liabilities in excess of other assets......................       (25.65)%  (98,464,858)
                                                             -----------   ------------
NET ASSETS --                                                        100%  $383,924,477
                                                             ===========   ============

--------
ADRAmerican Depository Receipt
+  Non-income producing
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

See Notes to Financial Statements

                                                                             45
                LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS
May 31, 2004




                                                     Number      Market
                                                    of Shares    Value
     ---------------------------------------------  --------- ------------
     COMMON STOCK -- 95.73%
     Advertising -- 0.86%
       Interpublic Group of Cos., Inc.+............  260,000  $  3,738,800
                                                              ------------
     Aerospace/Defense -- 3.70%
       General Dynamics Corp.......................   70,000     6,694,100
       Honeywell International, Inc................  145,200     4,893,240
       United Technologies Corp....................   52,700     4,458,947
                                                              ------------
                                                                16,046,287
                                                              ------------
     Apparel & Products -- 1.38%
       Limited, Inc................................  310,000     5,983,000
                                                              ------------
     Automotive -- 1.19%
       Danaher Corp................................  110,000     5,173,300
                                                              ------------
     Banks -- 1.19%
       Bank of America Corp........................   61,875     5,143,669
                                                              ------------
     Beverages -- 1.26%
       Coca-Cola Bottling Co.......................  106,200     5,453,370
                                                              ------------
     Commercial Services -- 1.04%
       Paychex, Inc................................  120,000     4,501,200
                                                              ------------
     Conglomerates -- 6.44%
       3M Co.......................................   62,100     5,251,176
       General Electric Co.........................  494,600    15,391,952
       Tyco International, Ltd.....................  235,300     7,244,887
                                                              ------------
                                                                27,888,015
                                                              ------------
     Drugs -- 7.90%
       Allergan, Inc...............................   55,000     4,889,500
       Caremark Rx, Inc.+..........................  150,000     4,680,000
       Merck & Co., Inc............................   78,600     3,717,780
       Pfizer, Inc.................................  402,023    14,207,493
       Teva Pharmaceutical Industries, Ltd. ADR(1).  101,600     6,722,872
                                                              ------------
                                                                34,217,645
                                                              ------------
     Finance Companies -- 1.52%
       Capital One Financial Corp..................   93,900     6,578,634
                                                              ------------
     Financial Services -- 7.23%
       American Express Co.........................  106,400     5,394,480
       Citigroup, Inc..............................  232,059    10,774,499
       Goldman Sachs Group, Inc....................   52,700     4,949,057
       Merrill Lynch & Co., Inc....................   62,400     3,544,320
       Morgan Stanley..............................  124,500     6,661,995
                                                              ------------
                                                                31,324,351
                                                              ------------
     Freight -- 1.40%
       United Parcel Service, Inc., Class B........   84,400     6,053,168
                                                              ------------
     Healthcare -- 0.84%
       Anthem, Inc.+(1)............................   41,100     3,638,583
                                                              ------------
     Hospital Supplies -- 3.98%
       Becton, Dickinson and Co....................   86,000     4,327,520
       Johnson & Johnson...........................  133,800     7,453,998
       St. Jude Medical, Inc.+.....................   71,600     5,460,216
                                                              ------------
                                                                17,241,734
                                                              ------------
     Household Products -- 3.14%
       Estee Lauder Cos., Inc., Class A............   67,000     3,067,930
       Gillette Co.................................   65,000     2,800,850
       Procter & Gamble Co.........................   71,600     7,719,912
                                                              ------------
                                                                13,588,692
                                                              ------------
     Information Processing - Hardware -- 4.87%
       Dell, Inc.+.................................  206,025     7,247,959
       International Business Machines Corp........   76,300     6,759,417
       Lexmark International, Inc., Class A+.......   75,000     7,074,000
                                                              ------------
                                                                21,081,376
                                                              ------------

                                                   Number      Market
                                                  of Shares    Value
       -----------------------------------------------------------------
       Information Processing - Services -- 5.82%
         Adobe Systems, Inc......................  120,000  $  5,355,600
         eBay, Inc.+.............................  165,700    14,714,160
         EMC Corp.+..............................  458,300     5,151,292
                                                            ------------
                                                              25,221,052
                                                            ------------
       Information Processing - Software -- 3.68%
         Microsoft Corp..........................  604,400    15,925,940
                                                            ------------
       Insurance -- 2.54%
         Berkshire Hathaway, Inc., Class B+......    3,710    11,026,120
                                                            ------------
       Leisure and Tourism -- 1.61%
         Carnival Corp...........................  104,000     4,431,440
         McDonald's Corp.........................   96,800     2,555,520
                                                            ------------
                                                               6,986,960
                                                            ------------
       Machinery -- 1.04%
         Illinois Tool Works, Inc................   50,000     4,494,000
                                                            ------------
       Medical - Biomedical/Gene -- 3.41%
         Biogen, Inc.+...........................  145,000     9,011,750
         Genentech, Inc.+........................   96,600     5,777,646
                                                            ------------
                                                              14,789,396
                                                            ------------
       Medical Technology -- 1.25%
         Guidant Corp............................  100,000     5,434,000
                                                            ------------
       Multimedia -- 2.02%
         Time Warner, Inc.+......................  250,000     4,260,000
         Walt Disney Co..........................  191,400     4,492,158
                                                            ------------
                                                               8,752,158
                                                            ------------
       Oil and Gas -- 2.80%
         Burlington Resources, Inc...............   67,800     4,538,532
         EOG Resources, Inc......................   62,900     3,360,747
         Exxon Mobil Corp........................   98,000     4,238,500
                                                            ------------
                                                              12,137,779
                                                            ------------
       Pollution Control -- 0.66%
         Waste Management, Inc...................  100,000     2,876,000
                                                            ------------
       Retail -- 7.01%
         Home Depot, Inc.........................   98,800     3,548,896
         Kohl's Corp.+...........................  160,000     7,609,600
         Target Corp.............................  105,000     4,693,500
         Tiffany & Co............................  100,000     3,537,000
         Wal-Mart Stores, Inc....................  140,100     7,807,773
         Williams-Sonoma, Inc.+..................  100,000     3,195,000
                                                            ------------
                                                              30,391,769
                                                            ------------
       Semiconductors -- 4.60%
         Applied Materials, Inc.+................  225,000     4,491,000
         Intel Corp..............................  400,298    11,428,508
         Texas Instruments, Inc..................  153,200     4,000,052
                                                            ------------
                                                              19,919,560
                                                            ------------
       Telecommunications -- 11.35%
         Cisco Systems, Inc.+....................  456,600    10,113,690
         Motorola, Inc...........................  437,300     8,645,421
         Nextel Communications, Inc., Class A+...  370,500     8,569,665
         QUALCOMM, Inc...........................  120,000     8,048,400
         Scientific-Atlanta, Inc.................  140,000     4,818,800
         Verizon Communications, Inc.............  115,600     3,997,448
         Vodafone Group, PLC ADR(1)..............  210,300     4,996,728
                                                            ------------
                                                              49,190,152
                                                            ------------
       Total Investment Securities -- 95.73%
          (Cost $380,547,184)....................            414,796,710
                                                            ------------

46
         LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                   Par         Market
                                                  Value        Value
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENTS -- 3.32%
       Collective Investment Pool -- 3.32%
         Securities Lending Quality Trust(2)
          (Cost $14,379,750)................. $14,379,750   $ 14,379,750
                                                            ------------
       REPURCHASE AGREEMENTS -- 3.61%
         State Street Bank & Trust Co.
          Joint Repurchase Agreement
          (See Note 2).......................   8,624,000      8,624,000
         UBS Warburg, LLC
          Joint Repurchase Agreement
          (See Note 2).......................   7,000,000      7,000,000
                                                            ------------
         Total Repurchase Agreements
          (Cost $15,624,000).................                 15,624,000
                                                            ------------
       TOTAL INVESTMENTS
          (Cost $410,550,934)................      102.66%   444,800,460
       Liabilities in excess of other assets.       (2.66)%  (11,522,161)
                                              -----------   ------------
       NET ASSETS --                                  100%  $433,278,299
                                              ===========   ============

--------
ADR -- AmericanDepository Receipt
+  Non-income producing
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

See Notes to Financial Statements

                                                                             47
                 MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS
May 31, 2004



                                                    Number       Market
                                                   of Shares     Value
     --------------------------------------------  --------- --------------
     COMMON STOCK -- 97.64%
     Advertising -- 0.29%
       Catalina Marketing Corp.+(1)...............   82,000  $    1,384,980
       Harte-Hanks, Inc...........................  134,200       3,101,362
                                                             --------------
                                                                  4,486,342
                                                             --------------
     Aerospace/Defense -- 1.10%
       Alliant Techsystems, Inc.+.................   59,500       3,644,375
       L-3 Communications Holdings, Inc.(1).......  161,600      10,300,384
       Sequa Corp., Class A+(1)...................   16,000         786,400
       Titan Corp.+...............................  125,000       2,361,250
                                                             --------------
                                                                 17,092,409
                                                             --------------
     Airlines -- 0.35%
       Alaska Air Group, Inc.+(1).................   41,100         846,660
       JetBlue Airways Corp.+(1)..................  156,600       4,513,212
                                                             --------------
                                                                  5,359,872
                                                             --------------
     Apparel & Products -- 2.80%
       Abercrombie and Fitch Co., Class A.........  148,000       5,391,640
       American Eagle Outfitters, Inc.+(1)........  109,100       3,159,536
       AnnTaylor Stores Corp.+....................  104,100       2,947,071
       Chicos FAS, Inc.+(1).......................  133,700       5,735,730
       Coach, Inc.+...............................  286,500      12,494,265
       Pacific Sunwear of California, Inc.+.......  120,300       2,616,525
       Payless ShoeSource, Inc.+(1)...............  104,500       1,713,800
       Ross Stores, Inc...........................  232,100       6,078,699
       Timberland Co., Class A+...................   53,500       3,317,000
                                                             --------------
                                                                 43,454,266
                                                             --------------
     Appliances/Furnishings -- 0.69%
       Furniture Brands International, Inc........   85,700       2,208,489
       Herman Miller, Inc.(1).....................  111,700       2,689,736
       HNI Corp...................................   89,400       3,564,378
       Lancaster Colony Corp......................   54,900       2,197,647
                                                             --------------
                                                                 10,660,250
                                                             --------------
     Automotive -- 2.06%
       ArvinMeritor, Inc.(1)......................  106,500       1,980,900
       Borg-Warner, Inc...........................   84,200       3,489,248
       Carlisle Cos., Inc.........................   47,400       2,781,906
       Carmax, Inc.+(1)...........................  159,100       3,638,617
       Donaldson Co., Inc.........................  133,000       3,495,240
       Lear Corp..................................  105,000       6,219,150
       Modine Manufacturing Co.(1)................   52,800       1,591,920
       SPX Corp.(1)...............................  115,800       5,062,776
       Superior Industries International, Inc.(1).   41,100       1,341,915
       Thor Industries, Inc.(1)...................   87,900       2,444,499
                                                             --------------
                                                                 32,046,171
                                                             --------------
     Auto - Replacement Parts -- 0.24%
       O'Reilly Automotive, Inc.+(1)..............   83,300       3,742,669
                                                             --------------
     Banks -- 5.70%
       Associated Banc-Corp.......................  168,900       4,940,325
       Bank of Hawaii Corp.(1)....................   84,000       3,649,800
       Banknorth Group, Inc.(1)...................  263,900       8,692,866
       City National Corp.........................   75,200       4,855,664
       Colonial BancGroup, Inc....................  195,000       3,506,100
       Commerce Bancorp, Inc.(1)..................  116,300       7,152,450
       Compass Bancshares, Inc....................  186,800       7,854,940
       First American Corp., Class A..............  136,500       3,543,540
       FirstMerit Corp............................  130,100       3,213,470
       Greater Bay Bancorp(1).....................   81,200       2,331,252
       Hibernia Corp., Class A....................  238,300       5,719,200
       Mercantile Bankshares Corp.................  122,300       5,710,187
       National Commerce Financial Corp...........  314,600      10,237,084
       Provident Financial Group, Inc.(1).........   75,100       3,007,004
       Silicon Valley Bancshares+(1)..............   53,400       1,995,558
       TCF Financial Corp.........................  108,900       6,074,442
       Westamerica Bancorp.(1)....................   50,200       2,478,876
       Wilmington Trust Corp......................  101,300       3,727,840
                                                             --------------
                                                                 88,690,598
                                                             --------------

                                                   Number       Market
                                                  of Shares     Value
      -------------------------------------------------------------------
      Banks - Regional -- 0.23%
        Cullen/Frost Bankers, Inc................   79,600  $    3,488,072
                                                            --------------
      Beverages -- 0.66%
        Constellation Brands, Inc., Class A+.....  162,400       5,846,400
        Pepsiamericas, Inc.(1)...................  210,700       4,475,268
                                                            --------------
                                                                10,321,668
                                                            --------------
      Broadcasting -- 0.59%
        Emmis Communications Corp., Class A+.....   85,000       1,853,000
        Entercom Communications Corp.+...........   78,900       3,215,175
        Westwood One, Inc.+(1)...................  153,400       4,161,742
                                                            --------------
                                                                 9,229,917
                                                            --------------
      Building Materials -- 0.91%
        Fastenal Co.(1)..........................  116,400       6,024,864
        Martin Marietta Materials, Inc...........   75,100       3,216,533
        RPM International, Inc...................  177,700       2,613,967
        York International Corp..................   61,600       2,277,968
                                                            --------------
                                                                14,133,332
                                                            --------------
      Chemical -- 2.10%
        Airgas, Inc..............................  112,500       2,450,250
        Albemarle Corp...........................   63,600       1,830,408
        Cabot Corp...............................   94,800       3,407,112
        Cabot Microelectronics Corp.+(1).........   38,000       1,183,700
        Crompton Corp............................  170,800       1,019,676
        Cytec Industries, Inc....................   60,100       2,420,227
        Ferro Corp.(1)...........................   63,400       1,623,040
        FMC Corp.+...............................   54,200       2,198,894
        IMC Global, Inc.(1)......................  176,600       2,198,670
        Lubrizol Corp............................   79,200       2,622,312
        Lyondell Chemical Co.(1).................  271,400       4,483,528
        Minerals Technologies, Inc.(1)...........   31,300       1,799,750
        Olin Corp.(1)............................  106,100       1,745,345
        Valspar Corp.............................   77,900       3,714,272
                                                            --------------
                                                                32,697,184
                                                            --------------
      Coal -- 0.47%
        Arch Coal, Inc...........................   80,900       2,629,250
        Peabody Energy Corp......................   94,100       4,680,534
                                                            --------------
                                                                 7,309,784
                                                            --------------
      Commercial Services -- 1.20%
        Brinks Co................................   83,300       2,576,469
        Dycom Industries, Inc.+..................   74,000       1,827,060
        Plexus Corp.+(1).........................   66,000         969,540
        Quanta Services, Inc.+(1)................  178,900         948,170
        Rent-A-Center, Inc.+.....................  124,100       3,667,155
        Rollins, Inc.............................   69,300       1,690,227
        Sotheby's Holdings, Inc., Class A+(1)....   94,800       1,413,468
        United Rentals, Inc.+(1).................  118,100       2,019,510
        Viad Corp................................  135,600       3,400,848
                                                            --------------
                                                                18,512,447
                                                            --------------
      Conglomerates -- 0.13%
        Trinity Industries, Inc.(1)..............   72,000       2,059,920
                                                            --------------
      Drugs -- 2.01%
        Barr Pharmaceuticals, Inc.+..............  154,950       6,758,919
        Cephalon, Inc.+(1).......................   85,400       4,600,498
        IVAX Corp.+(1)...........................  301,400       7,339,090
        Perrigo Co...............................  107,700       2,203,542
        Pharmaceutical Resources, Inc.+..........   52,100       2,196,015
        Sepracor, Inc.+(1).......................  130,300       5,797,047
        Valeant Pharmaceuticals International(1).  127,500       2,330,700
                                                            --------------
                                                                31,225,811
                                                            --------------
      Electronics/Electrical Equipment -- 3.75%
        Ametek, Inc..............................  102,500       2,768,525
        Arrow Electronics, Inc.+.................  172,700       4,702,621
        Avnet, Inc.+.............................  184,400       4,314,960
        Commscope, Inc.+(1)......................   90,900       1,568,025

48
           MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                     Number       Market
                                                    of Shares     Value
    ----------------------------------------------  --------- --------------
    COMMON STOCK (continued)
    Electronics/Electrical Equipment (continued)
      Energizer Holdings, Inc.+....................  125,000  $    5,668,750
      Gentex Corp.(1)..............................  118,100       4,487,800
      Harman International Industries, Inc.........  101,100       8,102,154
      Hawaiian Electric Industries, Inc.(1)........   61,000       2,965,210
      Hubbell, Inc., Class B.......................   91,800       4,114,476
      Kemet Corp.+.................................  132,600       1,611,090
      Newport Corp.+...............................   59,900         870,347
      Polycom, Inc.+...............................  152,200       3,118,578
      Silicon Laboratories, Inc.+(1)...............   78,600       4,102,134
      Teleflex, Inc................................   60,900       2,830,023
      Varian, Inc.+(1).............................   53,500       2,380,750
      Vishay Intertechnology, Inc.+................  246,200       4,645,794
                                                              --------------
                                                                  58,251,237
                                                              --------------
    Financial Services -- 4.16%
      A.G. Edwards, Inc............................  123,000       4,600,200
      American Financial Group, Inc.(1)............  112,000       3,383,520
      AmeriCredit Corp.+(1)........................  241,100       4,267,470
      Eaton Vance Corp.............................  105,000       3,874,500
      IndyMac Bancorp, Inc.(1).....................   85,400       2,809,660
      Investors Financial Services Corp.(1)........  101,100       3,955,032
      Jefferies Group, Inc.........................   84,600       2,768,958
      LaBranche & Co., Inc.(1).....................   91,700         821,632
      Legg Mason, Inc..............................  101,800       8,928,878
      New York Community Bancorp, Inc.(1)..........  414,500       9,707,590
      Raymond James Financial, Inc.................  112,550       2,903,790
      Sovereign Bancorp, Inc.......................  468,300      10,185,525
      Waddell & Reed Financial, Inc., Class A(1)...  126,400       2,761,840
      Webster Financial Corp.......................   80,400       3,765,936
                                                              --------------
                                                                  64,734,531
                                                              --------------
    Foods -- 2.56%
      Dean Foods Co.+..............................  239,400       8,450,820
      Hormel Foods Corp............................  212,900       6,653,125
      Interstate Bakeries Corp.....................   68,900         723,450
      Sensient Technologies Corp.(1)...............   71,700       1,448,340
      Smithfield Foods, Inc.+......................  169,900       4,925,401
      Smucker, J.M. Co.(1).........................   76,900       3,760,410
      Tootsie Roll Industries, Inc.................   81,580       2,781,878
      Tyson Foods, Inc., Class A...................  541,100      11,103,372
                                                              --------------
                                                                  39,846,796
                                                              --------------
    Freight -- 1.96%
      Alexander & Baldwin, Inc.....................   64,200       2,046,054
      CH Robinson Worldwide, Inc...................  129,600       5,388,768
      CNF, Inc.....................................   76,300       2,974,174
      Expeditors International of Washington, Inc..  161,100       7,320,384
      GATX Corp.(1)................................   75,500       1,820,305
      JB Hunt Transport Services, Inc..............  123,000       4,027,020
      Overseas Shipholding Group, Inc.(1)..........   60,300       2,299,842
      Swift Transportation Co., Inc.+..............  128,400       2,306,064
      Werner Enterprises, Inc......................  122,175       2,332,321
                                                              --------------
                                                                  30,514,932
                                                              --------------
    Gas & Pipeline Utilities -- 0.30%
      Questar Corp.................................  127,500       4,672,875
                                                              --------------
    Healthcare -- 4.11%
      Apogent Technologies, Inc.+..................  135,800       4,375,476
      Apria Healthcare Group, Inc.+................   78,400       2,201,472
      Community Health Systems, Inc.+..............  151,100       3,853,050
      Covance, Inc.+...............................   96,200       3,484,364
      Dentsply International, Inc..................  121,500       6,003,315
      Edwards Lifesciences Corp.+(1)...............   91,000       3,298,750
      First Health Group Corp.+....................  144,700       2,184,970
      Lincare Holdings, Inc.+......................  150,900       5,071,749
      Omnicare, Inc................................  157,200       6,759,600
      Oxford Health Plans, Inc.....................  127,000       7,209,790
      Patterson Dental Co.+........................  104,700       7,948,824

                                                       Number       Market
                                                      of Shares     Value
 ----------------------------------------------------------------------------
 Healthcare (continued)
   Renal Care Group, Inc.+(1)........................  104,550  $    3,426,103
   Steris Corp.+.....................................  107,200       2,460,240
   Universal Health Services, Inc., Class B(1).......   89,000       3,916,890
   VISX, Inc.+.......................................   74,100       1,742,091
                                                                --------------
                                                                    63,936,684
                                                                --------------
 Heavy Duty Trucks/Parts -- 0.17%
   Bandag, Inc.......................................   29,700       1,258,389
   Federal Signal Corp.(1)...........................   73,700       1,312,597
                                                                --------------
                                                                     2,570,986
                                                                --------------
 Home Builders -- 2.07%
   DR Horton, Inc....................................  357,000      10,317,300
   Hovnanian Enterprises, Inc., Class A+(1)..........   93,100       3,286,430
   Lennar Corp.......................................  238,600      10,951,740
   Ryland Group, Inc.................................   38,000       3,024,800
   Toll Brothers, Inc.+..............................  112,500       4,602,375
                                                                --------------
                                                                    32,182,645
                                                                --------------
 Hospital Management -- 0.40%
   LifePoint Hospitals, Inc.+(1).....................   57,900       2,177,040
   Triad Hospitals, Inc.+............................  115,600       4,087,616
                                                                --------------
                                                                     6,264,656
                                                                --------------
 Hospital Supplies -- 1.58%
   Beckman Coulter, Inc.(1)..........................   94,700       5,729,350
   Henry Schein, Inc.+...............................   66,900       4,493,004
   Hillenbrand Industries, Inc.......................   95,100       5,601,390
   Varian Medical Systems, Inc.+.....................  105,100       8,712,790
                                                                --------------
                                                                    24,536,534
                                                                --------------
 Household Products -- 0.50%
   Church & Dwight Co., Inc..........................   62,900       2,855,660
   Scotts Co., Class A+(1)...........................   49,800       3,229,530
   Tupperware Corp...................................   90,200       1,647,954
                                                                --------------
                                                                     7,733,144
                                                                --------------
 Human Resources -- 0.68%
   Kelly Services, Inc., Class A(1)..................   53,400       1,481,316
   Korn/Ferry International+(1)......................   57,800         802,842
   Manpower, Inc.....................................  135,900       6,489,225
   MPS Group, Inc.+..................................  160,400       1,777,232
                                                                --------------
                                                                    10,550,615
                                                                --------------
 Information Processing - Hardware -- 1.63%
   Avocent Corp.+....................................   73,200       2,508,564
   Diebold, Inc.(1)..................................  111,800       5,492,734
   Imation Corp......................................   54,300       2,234,988
   Quantum Corp.+(1).................................  276,300         815,085
   Sandisk Corp.+(1).................................  244,200       6,019,530
   Storage Technology Corp.+.........................  169,800       4,796,850
   Tech Data Corp.+..................................   87,400       3,508,236
                                                                --------------
                                                                    25,375,987
                                                                --------------
 Information Processing - Services -- 4.82%
   3Com Corp.+.......................................  587,100       3,798,537
   BISYS Group, Inc.+................................  184,700       2,336,455
   Cadence Design Systems, Inc.+(1)..................  403,700       5,587,208
   Ceridian Corp.+(1)................................  229,300       5,136,320
   Certegy, Inc......................................   98,800       3,727,724
   CheckFree Corp.+(1)...............................  122,700       3,761,982
   Cognizant Technology Solutions Corp., Class A+(1).   98,000       4,531,520
   CSG Systems International, Inc.+..................   80,400       1,534,836
   DST Systems, Inc.+(1).............................  128,000       6,149,120
   Dun & Bradstreet Corp.+...........................  111,500       6,169,295
   Fair Issac & Co., Inc.(1).........................  108,150       3,758,213
   Gartner, Inc., Class A+(1)........................  198,300       2,429,175
   Jack Henry & Associates, Inc......................  137,600       2,669,440
   Macromedia, Inc.+(1)..............................  103,200       2,683,200

                                                                             49
           MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                        Number      Market
                                                       of Shares    Value
  ---------------------------------------------------  --------- -------------
  COMMON STOCK (continued)
  Information Processing - Services (continued)
    McDATA Corp., Class A+(1).........................  179,500  $     852,625
    Mentor Graphics Corp.+(1).........................  104,600      1,672,554
    National Instruments Corp.(1).....................  120,050      3,869,211
    Networks Associates, Inc.+........................  247,700      4,124,205
    Reynolds and Reynolds Co., Class A(1).............  102,600      3,078,000
    Synopsys, Inc.+...................................  240,200      7,109,920
                                                                 -------------
                                                                    74,979,540
                                                                 -------------
  Information Processing - Software -- 1.59%
    Acxiom Corp.(1)...................................  131,400      3,166,740
    Advent Software, Inc.+(1).........................   50,400        953,568
    Ascential Software Corp.+(1)......................   91,100      1,462,155
    ChoicePoint, Inc.+................................  134,100      5,799,825
    Keane, Inc.+(1)...................................   98,400      1,412,040
    Retek, Inc.+......................................   83,900        547,028
    RSA Security, Inc.+(1)............................   92,300      1,692,782
    SEI Investments Co................................  161,700      4,768,533
    Sybase, Inc.+.....................................  148,400      2,582,160
    Transaction Systems Architects, Inc., Class A+(1).   58,600      1,105,782
    Wind River Systems, Inc.+.........................  123,200      1,267,728
                                                                 -------------
                                                                    24,758,341
                                                                 -------------
  Insurance -- 6.94%
    Allmerica Financial Corp.+........................   81,400      2,617,010
    AmerUs Group Co.(1)...............................   60,200      2,368,870
    Arthur J. Gallagher & Co..........................  138,200      4,401,670
    Astoria Financial Corp.(1)........................  121,900      4,665,113
    Brown & Brown, Inc.(1)............................  105,400      4,213,892
    Coventry Health Care, Inc.+.......................  138,200      6,368,256
    Everest Reinsurance Group, Ltd....................   85,100      6,965,435
    Fidelity National Financial, Inc..................  264,400      9,938,796
    GreenPoint Financial Corp.........................  204,600      8,204,460
    HCC Insurance Holdings, Inc.(1)...................   98,000      3,247,720
    Health Net, Inc.+.................................  174,400      4,098,400
    Horace Mann Educators Corp.(1)....................   65,600      1,110,608
    Leucadia National Corp............................  107,000      5,317,900
    Mony Group, Inc.+(1)..............................   77,100      2,408,604
    Ohio Casualty Corp.+(1)...........................   93,500      1,753,125
    Old Republic International Corp...................  278,200      6,331,832
    PacifiCare Health Systems, Inc., Class A+.........  128,200      4,734,426
    PMI Group, Inc....................................  143,900      6,212,163
    Protective Life Corp..............................  105,800      3,912,484
    Radian Group, Inc.................................  144,000      6,624,000
    StanCorp Financial Group, Inc.....................   44,900      2,877,641
    Unitrin, Inc......................................  104,200      4,178,420
    W.R. Berkley Corp.................................  128,000      5,331,200
                                                                 -------------
                                                                   107,882,025
                                                                 -------------
  Leisure and Tourism -- 3.49%
    Activision, Inc.+.................................  207,150      3,277,113
    Applebee's International, Inc.....................   85,100      3,225,290
    Bob Evans Farms, Inc.(1)..........................   53,400      1,371,846
    Boyd Gaming Corp.(1)..............................  100,500      2,336,625
    Brinker International, Inc.+......................  147,000      5,433,120
    Caesars Entertainment, Inc.+......................  465,000      6,403,050
    Callaway Golf Co.(1)..............................  116,000      1,876,880
    CBRL Group, Inc...................................   76,000      2,451,000
    Cheesecake Factory, Class A+(1)...................   79,300      3,094,286
    GTECH Holdings Corp...............................   90,600      5,098,062
    International Speedway Corp., Class B.............   81,700      3,811,305
    Macrovision Corp.+................................   75,000      1,746,750
    Mandalay Resort Group(1)..........................   99,600      5,463,060
    Outback Steakhouse, Inc...........................  114,800      4,873,260
    Ruby Tuesday, Inc.................................  101,200      2,869,020
    Six Flags, Inc.+(1)...............................  142,100        994,700
                                                                 -------------
                                                                    54,325,367
                                                                 -------------

                                                      Number       Market
                                                     of Shares     Value
  --------------------------------------------------------------------------
  Machinery -- 2.12%
    AGCO Corp.+(1)..................................  135,500  $    2,596,180
    Flowserve Corp.+................................   84,800       1,776,560
    Graco, Inc.(1)..................................  104,900       2,935,102
    Granite Construction, Inc.(1)...................   63,800       1,205,820
    Jacobs Engineering Group, Inc.+(1)..............   85,900       3,831,140
    Kennametal, Inc.(1).............................   55,700       2,372,820
    Nordson Corp....................................   53,200       2,012,556
    Pentair, Inc....................................   75,800       4,645,024
    Precision Castparts Corp........................   99,100       4,646,799
    Tecumseh Products Co., Class A(1)...............   28,400       1,054,208
    Zebra Technologies Corp., Class A+(1)...........   72,800       5,888,064
                                                               --------------
                                                                   32,964,273
                                                               --------------
  Medical - Biomedical/Gene -- 0.69%
    Millennium Pharmaceuticals, Inc.+...............  462,300       6,892,893
    Protein Design Labs, Inc.+(1)...................  143,800       2,805,538
    Vertex Pharmaceuticals, Inc.+(1)................  119,200       1,048,960
                                                               --------------
                                                                   10,747,391
                                                               --------------
  Medical Technology -- 0.44%
    Charles River Laboratories International, Inc.+.   70,100       3,160,108
    Cytyc Corp.+....................................  168,000       3,679,200
                                                               --------------
                                                                    6,839,308
                                                               --------------
  Metals -- 0.18%
    Harsco Corp.....................................   62,800       2,726,148
                                                               --------------
  Multimedia -- 0.50%
    Belo Corp.(1)...................................  177,600       5,224,992
    Media General, Inc., Class A....................   36,200       2,491,284
                                                               --------------
                                                                    7,716,276
                                                               --------------
  Oil and Gas -- 6.43%
    Cooper Cameron Corp.+(1)........................   82,900       3,844,073
    ENSCO International, Inc.(1)....................  231,700       6,172,488
    Equitable Resources, Inc........................   94,700       4,583,480
    FMC Technologies, Inc.+.........................  101,700       2,742,849
    Forest Oil Corp.+...............................   89,000       2,216,100
    Grant Prideco, Inc.+............................  186,400       2,891,064
    Hanover Compressor Co.+(1)......................  113,000       1,183,110
    Helmerich & Payne, Inc..........................   77,100       1,923,645
    Murphy Oil Corp.................................  140,900       9,195,134
    Newfield Exploration Co.+.......................   86,600       4,308,350
    Noble Energy, Inc...............................   87,100       3,949,114
    ONEOK, Inc......................................  156,900       3,352,953
    Patterson-UTI Energy, Inc.......................  126,900       3,890,754
    Pioneer Natural Resources Co.(1)................  183,100       5,666,945
    Plains Exploration & Production Co.+............  106,800       1,901,040
    Pogo Producing Co...............................   98,000       4,457,040
    Pride International, Inc.+......................  208,200       3,272,904
    Smith International, Inc.+......................  153,600       7,669,248
    Tidewater, Inc..................................   93,000       2,570,520
    Varco International, Inc.+(1)...................  149,800       3,025,960
    Weatherford International, Ltd.+(1).............  201,400       8,360,114
    Western Gas Resources, Inc......................   56,500       3,124,450
    XTO Energy, Inc.................................  385,400       9,731,350
                                                               --------------
                                                                  100,032,685
                                                               --------------
  Paper/Forest Products -- 1.14%
    Bowater, Inc.(1)................................   85,000       3,589,550
    Glatfelter(1)...................................   67,200         822,528
    Longview Fibre Co.(1)...........................   78,400       1,000,384
    Packaging Corp. of America......................  161,900       3,804,650
    Potlatch Corp.(1)...............................   44,200       1,668,550
    Rayonier, Inc.(1)...............................   75,000       3,150,000
    Sonoco Products Co..............................  149,800       3,730,020
                                                               --------------
                                                                   17,765,682
                                                               --------------

50
           MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                          Number       Market
                                                         of Shares     Value
-------------------------------------------------------  --------- --------------
COMMON STOCK (continued)
Pollution Control -- 0.64%
  Republic Services, Inc., Class A......................  243,000  $    7,010,550
  Stericycle, Inc.+(1)..................................   64,700       2,978,141
                                                                   --------------
                                                                        9,988,691
                                                                   --------------
Publishing -- 1.76%
  American Greetings Corp., Class A+(1).................  102,800       2,158,800
  Banta Corp............................................   39,200       1,710,688
  Lee Enterprises, Inc..................................   69,000       3,303,720
  Readers Digest Assoc., Inc., Class A..................  152,100       2,307,357
  Scholastic Corp.+(1)..................................   60,500       1,708,520
  Valassis Communications, Inc.+........................   80,000       2,350,400
  Washington Post Co., Class B@.........................   14,600      13,880,950
                                                                   --------------
                                                                       27,420,435
                                                                   --------------
Real Estate Investment Trusts -- 1.71%
  AMB Property Corp.....................................  125,500       4,147,775
  Highwoods Properties, Inc.............................   81,600       1,854,768
  Hospitality Properties Trust..........................  102,200       4,183,046
  Liberty Property Trust................................  128,400       5,121,876
  Mack-Cali Realty Corp.................................   92,300       3,688,308
  New Plan Excel Realty Trust, Inc.(1)..................  152,800       3,638,168
  United Dominion Realty Trust, Inc.....................  194,600       3,880,324
                                                                   --------------
                                                                       26,514,265
                                                                   --------------
Retail -- 4.84%
  99 Cents Only Stores+(1)..............................  110,600       2,146,746
  Barnes & Noble, Inc.+.................................  104,500       3,128,730
  BJ's Wholesale Club, Inc.+(1).........................  107,100       2,529,702
  Blyth, Inc............................................   69,800       2,278,970
  Borders Group, Inc....................................  120,000       2,739,600
  CDW Corp..............................................  127,700       8,972,202
  Claire's Stores, Inc..................................  150,600       3,117,420
  Copart, Inc.+.........................................  136,500       3,364,725
  Dollar Tree Stores, Inc.+.............................  176,800       4,932,720
  Krispy Kreme Doughnuts, Inc.+(1)......................   93,600       2,009,592
  Michaels Stores, Inc..................................  104,100       5,439,225
  Neiman Marcus Group, Inc., Class A(1).................   75,000       3,870,000
  PETsMART, Inc.........................................  219,400       6,821,146
  Pier 1 Imports, Inc...................................  135,900       2,561,715
  Regis Corp............................................   68,100       2,968,479
  Ruddick Corp.(1)......................................   71,200       1,463,872
  Saks, Inc.+...........................................  209,500       3,144,595
  Whole Foods Market, Inc.(1)...........................   93,400       8,032,400
  Williams-Sonoma, Inc.+................................  180,100       5,754,195
                                                                   --------------
                                                                       75,276,034
                                                                   --------------
Savings & Loan -- 0.49%
  Independence Community Bank Corp......................  125,800       4,720,016
  Washington Federal, Inc...............................  120,370       2,878,047
                                                                   --------------
                                                                        7,598,063
                                                                   --------------
Schools -- 1.70%
  Career Education Corp.+...............................  153,600      10,440,192
  Corinthian Colleges, Inc.+............................  137,600       3,909,216
  DeVry, Inc.+(1).......................................  107,500       2,908,950
  Education Management Corp.+...........................  111,800       3,866,044
  ITT Educational Services, Inc.+.......................   70,000       2,863,700
  Laureate Education, Inc.+(1)..........................   66,900       2,456,568
                                                                   --------------
                                                                       26,444,670
                                                                   --------------
Semiconductors -- 3.42%
  Atmel Corp.+..........................................  723,500       4,601,460
  Credence Systems Corp.+(1)............................   98,100       1,374,381
  Cree, Inc.+(1)........................................  113,100       2,602,431
  Cypress Semiconductor Corp.+(1).......................  184,500       3,018,420
  Fairchild Semiconductor International, Inc., Class A+.  180,600       3,561,432
  Integrated Circuit Systems, Inc.+(1)..................  110,900       3,045,314
  Integrated Device Technology, Inc.+(1)................  161,700       2,357,586

                                                 Number       Market
                                                of Shares     Value
        ---------------------------------------------------------------
        Semiconductors (continued)
          International Rectifier Corp.+.......  100,900  $    4,466,843
          Intersil Corp., Class A..............  213,200       4,530,500
          Lam Research Corp.+..................  204,300       5,134,059
          Lattice Semiconductor Corp.+(1)......  173,000       1,351,130
          LTX Corp.+(1)........................   91,300         972,345
          Micrel, Inc.+(1).....................  141,300       2,087,001
          Microchip Technology, Inc............  319,300      10,125,003
          Semtech Corp.+(1)....................  113,200       2,843,584
          Triquint Semiconductor, Inc.+(1).....  206,000       1,149,480
                                                          --------------
                                                              53,220,969
                                                          --------------
        Telecommunications -- 1.18%
          Adtran, Inc..........................  121,400       3,465,970
          Advanced Fibre Communications, Inc.+.  133,400       2,507,920
          Harris Corp..........................  102,400       4,734,976
          Plantronics, Inc.+(1)................   70,500       2,802,375
          Powerwave Technologies, Inc.+(1).....  159,800       1,279,998
          Price Communications Corp.+(1).......   87,255       1,260,835
          RF Micro Devices, Inc.+(1)...........  285,100       2,280,800
                                                          --------------
                                                              18,332,874
                                                          --------------
        Textile - Products -- 0.49%
          Mohawk Industries, Inc.+.............  102,200       7,587,328
                                                          --------------
        Therapeutics -- 1.38%
          Gilead Sciences, Inc.+@..............  328,800      21,523,248
                                                          --------------
        Tobacco -- 0.12%
          Universal Corp.(1)...................   38,600       1,816,516
                                                          --------------
        Utilities - Communication -- 0.51%
          Cincinnati Bell, Inc.+(1)............  374,700       1,543,764
          Telephone and Data Systems, Inc......   88,100       6,312,365
                                                          --------------
                                                               7,856,129
                                                          --------------
        Utilities - Electric -- 4.48%
          Allete, Inc..........................  133,500       4,639,125
          Alliant Energy Corp.(1)..............  170,000       4,246,600
          Black Hills Corp.(1).................   49,400       1,447,420
          DPL, Inc.............................  194,200       3,835,450
          Duquesne Light Holdings, Inc.(1).....  115,700       2,224,911
          Energy East Corp.....................  224,200       5,268,700
          Great Plains Energy, Inc.(1).........  106,300       3,219,827
          Idacorp, Inc.(1).....................   58,700       1,526,200
          MDU Resources Group, Inc.............  179,250       4,203,412
          Northeast Utilities..................  195,500       3,734,050
          NSTAR................................   81,400       3,848,592
          OGE Energy Corp.(1)..................  133,500       3,270,750
          Pepco Holdings, Inc.(1)..............  263,100       4,841,040
          PNM Resources, Inc.(1)...............   61,900       1,860,095
          Puget Energy, Inc....................  152,500       3,275,700
          Scana Corp...........................  170,000       6,048,600
          Sierra Pacific Resources+(1).........  179,900       1,342,054
          Weststar Energy, Inc.................  127,500       2,514,300
          Wisconsin Energy Corp................  182,000       5,789,420
          WPS Resources Corp...................   55,600       2,516,456
                                                          --------------
                                                              69,652,702
                                                          --------------
        Utilities - Gas, Distribution -- 0.72%
          AGL Resources, Inc...................   99,200       2,797,440
          National-Oilwell, Inc.+..............  130,600       3,615,008
          Vectren Corp.(1).....................  116,400       2,793,600
          WGL Holdings, Inc.(1)................   74,700       2,054,997
                                                          --------------
                                                              11,261,045
                                                          --------------
        Utilities - Gas, Pipeline -- 0.28%
          Aquila, Inc.+........................  299,500       1,200,995
          National Fuel Gas Co.................  125,600       3,158,840
                                                          --------------
                                                               4,359,835
                                                          --------------

                                                                             51
           MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                 Number
                                               of Shares/      Market
                                               Par Value       Value
       -------------------------------------  ------------ --------------
       COMMON STOCK (continued)
       Water Services -- 0.18%
         Aqua America, Inc.(1)...............      141,874 $    2,817,618
                                                           --------------
       Total Investment Securities -- 97.64%
          (Cost $1,333,010,427)..............               1,518,089,792
                                                           --------------
       SHORT-TERM INVESTMENTS -- 15.95%
       Collective Investment Pool -- 14.53%
         Securities Lending Quality Trust(2). $225,984,643    225,984,643
                                                           --------------
       Commercial Paper -- 1.29%
         American Express Credit Corp.:
          1.03% due 6/2/04@..................    5,000,000      4,999,857
         UBS Finance, Inc.:
          1.02% due 6/1/04@..................   15,000,000     15,000,000
                                                           --------------
                                                               19,999,857
                                                           --------------
       United States Treasury Bills -- 0.13%
         United States Treasury Bills:
          0.90% due 6/10/04@.................      400,000        399,909
          0.88% due 6/24/04@.................      900,000        899,481
          0.87% due 6/10/04@.................       30,000         29,993
          0.88% due 6/24/04@.................      500,000        499,719
          0.86% due 6/10/04@.................       50,000         49,989
          0.84% due 6/24/04@.................      150,000        149,920
                                                           --------------
                                                                2,029,011
                                                           --------------
       Total Short-Term Investments
          (Cost $248,013,511)................                 248,013,511
                                                           --------------

                                                               Par          Market
                                                              Value         Value
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.83%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $12,932,264 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 1.72%, due 7/3/18 and having an
   approximate value of $13,321,613
   (Cost $12,931,000)@................................... $12,931,000   $   12,931,000
                                                                        --------------
TOTAL INVESTMENTS --
   (Cost $1,593,954,938).................................      114.42%   1,779,034,303
Liabilities in excess of other assets....................      (14.42)%   (224,219,621)
                                                          -----------   --------------
NET ASSETS --                                                     100%  $1,554,814,682
                                                          ===========   ==============

--------
+  Non-income producing
@ The security or a portion thereof represents collateral for open futures contracts.
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

Open Futures Contracts
----------------------------------------------------------------------------------
                                  Expiration  Value at   Value as of   Unrealized
Number of Contracts  Description     Date     Trade Day  May 31, 2004 Appreciation
----------------------------------------------------------------------------------
     113 Long...... MID CAP Index June 2004  $33,181,707 $33,600,550    $418,843
                                                                        ========

See Notes to Financial Statements

52
                  MONEY MARKET FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2004



                                                           Par        Market
                                                          Value       Value
-----------------------------------------------------  ----------- ------------
COMMERCIAL PAPER -- 67.18%
  Apreco, Inc. (LOC -- Citibank):
   1.03% due 6/18/04.................................. $ 5,000,000 $  4,997,568
  Barton Capital Corp. (LOC -- SocGen):
   1.09% due 7/19/04..................................   5,000,000    4,992,733
   1.03% due 6/4/04...................................   5,000,000    4,999,571
  Bear Stearns Cos., Inc.:
   1.07% due 7/12/04..................................   5,000,000    4,993,907
  Cafco, LLC:
   1.16% due 8/2/04...................................   5,000,000    4,990,011
   1.10% due 7/14/04..................................   5,000,000    4,993,430
   1.03% due 6/22/04..................................   5,000,000    4,996,996
  Cancara Asset Securitisation, Ltd.:
   1.04% due 6/16/04..................................   6,055,000    6,052,376
  CRC Funding, LLC:
   1.10% due 7/15/04..................................   5,000,000    4,993,278
   1.09% due 7/19/04..................................   5,000,000    4,992,767
   1.04% due 6/23/04..................................   6,000,000    5,996,186
  CXC, Inc.:
   1.10% due 7/16/04..................................   5,000,000    4,993,125
   1.08% due 7/8/04...................................   5,000,000    4,994,450
   1.03% due 6/15/04..................................   5,000,000    4,997,997
  Delaware Funding Corp.(LOC -- JPMorgan):
   1.07% due 7/7/04...................................   5,000,000    4,994,650
  Dorada Finance, Inc.:
   1.06% due 6/16/04*(1)..............................  10,000,000   10,000,000
  Edison Asset Securitization, LLC (LOC -- GE Capital
   Corp.):
   1.10% due 7/16/04..................................   5,000,000    4,993,125
   1.10% due 8/2/04...................................   5,000,000    4,990,528
   1.07% due 7/22/04..................................   5,000,000    4,992,421
  Galaxy Funding, Inc.:
   1.17% due 8/16/04..................................   5,000,000    4,987,650
   1.16% due 8/6/04...................................   5,000,000    4,989,367
   1.04% due 6/16/04..................................   5,000,000    4,997,833
  General Electric Capital Corp.:
   1.12% due 7/16/04..................................   5,000,000    4,993,000
   1.03% due 6/23/04..................................  10,000,000    9,993,706
  Giro Funding United States Corp.:
   1.17% due 8/9/04...................................   5,000,000    4,988,979
   1.05% due 6/23/04..................................   5,000,000    4,996,792
  Govco, Inc.:
   1.09% due 7/21/04..................................   5,000,000    4,992,431
   1.08% due 7/12/04..................................   5,000,000    4,993,850
   1.03% due 6/17/04..................................   5,000,000    4,997,711
  Greyhawk Fund Corp.:
   1.10% due 7/22/04..................................   5,000,000    4,992,208
   1.09% due 7/23/04..................................   5,000,000    4,992,128
   1.07% due 7/12/04..................................   5,000,000    4,993,907
  Kittyhawk Funding Corp. (LOC -- Bank of America):
   1.10% due 7/15/04..................................   5,000,000    4,993,278
  Merrill Lynch & Co., Inc.:
   1.19% due 8/17/04(1)...............................   5,000,000    5,000,147
   1.05% due 6/30/04(1)...............................  10,000,000   10,000,000
  Old Line Funding Corp.:
   1.03% due 6/15/04..................................   5,000,000    4,997,997
  Receivables Capital Corp. (LOC -- Bank of America):
   1.08% due 7/7/04...................................   5,000,000    4,994,600
  Sigma Finance, Inc.:
   1.06% due 6/21/04(1)...............................   5,000,000    5,000,000
   1.05% due 6/21/04*(1)..............................   5,000,000    4,999,552
  Societe Generale/NY:
   1.04% due 6/28/04(1)...............................   5,000,000    5,000,000
  Surrey Funding Corp. (LOC -- Barclays):
   1.03% due 6/7/04...................................   5,000,000    4,999,142
   1.03% due 6/17/04..................................   5,000,000    4,997,711
  Sydney Capital, Inc.:
   1.07% due 7/1/04...................................   5,000,000    4,995,542
   1.05% due 6/10/04..................................   5,000,000    4,998,687
   1.04% due 6/10/04..................................   5,000,000    4,998,700
  UBS Finance, Inc.:
   1.02% due 6/1/04...................................  18,000,000   18,000,000

                                                                 Par         Market
                                                                Value        Value
--------------------------------------------------------------------------------------
  Wells Fargo Bank NA:
   1.04% due 6/17/04(1).................................... $ 5,000,000   $  5,000,000
  White Pine Finance, LLC:
   1.06% due 6/1/04*(1)....................................   5,000,000      5,000,000
   1.05% due 6/30/04.......................................  10,000,000      9,991,542
  Windmill Funding Corp. (LOC -- ABN AMRO):
   1.15% due 8/9/04........................................   5,000,000      4,988,979
   1.07% due 7/12/04.......................................   5,000,000      4,993,907
   1.05% due 7/1/04........................................   5,000,000      4,995,625
  Yorktown Capital, LLC:
   1.03% due 6/4/04........................................  10,000,000      9,999,142
                                                                          ------------
Total Commercial Paper
   (Cost $304,809,232).....................................                304,809,232
                                                                          ------------
GOVERNMENT AGENCIES -- 28.63%
  Federal Farm Credit Bks.:
   1.00% due 7/2/04........................................   5,000,000      4,999,852
  Federal Home Loan Bank:
   1.46% due 3/1/05........................................   5,000,000      5,000,000
   1.40% due 4/1/05........................................   5,000,000      5,000,000
   1.30% due 2/23/05.......................................   5,000,000      5,000,000
   1.30% due 4/11/05.......................................   5,000,000      5,000,000
   1.26% due 4/8/05........................................   5,000,000      5,000,000
   1.01% due 6/2/04........................................   5,000,000      4,999,860
  Federal Home Loan Mtg. Corp.:
   1.11% due 8/10/04.......................................   5,000,000      4,989,208
   1.22% due 7/21/04(2)....................................   5,000,000      5,000,000
  Federal National Mtg. Assoc.:
   1.50% due 5/9/05........................................   5,000,000      5,000,000
   1.38% due 2/14/05.......................................   5,000,000      5,000,000
   1.34% due 3/4/05........................................   5,000,000      5,000,000
   1.33% due 2/23/05.......................................   5,000,000      5,000,000
   1.30% due 8/20/04.......................................  10,000,000      9,971,111
   1.21% due 6/25/04.......................................  10,000,000      9,991,933
   1.20% due 7/14/04(2)....................................  10,000,000     10,000,000
   1.20% due 12/1/04.......................................   5,000,000      4,969,500
   1.12% due 8/11/04.......................................   5,000,000      4,988,956
   1.10% due 6/2/04........................................   5,000,000      4,999,847
   1.05% due 6/10/04(1)....................................   5,000,000      5,000,000
  Student Loan Marketing Assn.:
   1.13% due 6/2/04(1).....................................  10,000,000     10,000,000
   1.07 due 6/1/04.........................................   5,000,000      5,000,000
                                                                          ------------
Total Government Agencies
   (Cost $129,910,267).....................................                129,910,267
                                                                          ------------
United States Treasury Bills -- 1.10%
  United States Treasury Bills:
   1.08% due 10/21/04
   (Cost $4,978,700).......................................   5,000,000      4,978,700
                                                                          ------------
REPURCHASE AGREEMENT -- 4.04%
  State Street Bank & Trust Co. Joint Repurchase Agreement
   (See Note 2)............................................     342,000        342,000
  UBS Warburg, LLC. Joint Repurchase Agreement
   (See Note 2)............................................  18,000,000     18,000,000
                                                                          ------------
Total Repurchase Agreements
   (Cost $18,342,000)......................................                 18,342,000
                                                                          ------------
TOTAL INVESTMENTS
   (Cost $458,040,199).....................................      100.96%   458,040,199
Liabilities in excess of other assets......................       (0.96)%   (4,333,695)
                                                            -----------   ------------
NET ASSETS --                                                       100%  $453,706,504
                                                            ===========   ============

                                                                             53
           MONEY MARKET FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004


--------
LOC -Letter of credit. Principal and interest payments are guaranteed by the letter of credit agreements.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of these securities was $19,999,552 representing 4.41% of net assets.
(1)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2004.
(2)Variable rate security -- the rate reflected is as of May 31, 2004; maturity date reflects next reset date.

Allocation of investments as a percentage of net assets by industry category as of May 31, 2004:

                     Asset Backed/Multi-Asset......  14.54%
                     Asset Backed/Receivables......  18.94%
                     Asset Backed/Securities.......  17.61%
                     Commercial Banks..............   1.18%
                     Diversified Financial Services   3.97%
                     Domestic Bank.................   5.07%
                     Finance.......................   8.81%
                     Government Agencies...........  28.63%
                     Government Obligations........   1.10%
                     Investment Bank/Brokerage.....   1.10%
                                                    ------
                                                    100.96%
                                                    ------

See Notes to Financial Statements

54
                NASDAQ 100 INDEX FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2004




                                                      Number     Market
                                                     of Shares   Value
     ----------------------------------------------  --------- -----------
     COMMON STOCK -- 92.88%
     Advertising -- 0.27%
       Lamar Advertising Co., Class A+..............    6,060  $   247,672
                                                               -----------
     Airlines -- 0.15%
       Ryanair Holdings, PLC Sponsored ADR+(1)......    4,420      135,650
                                                               -----------
     Apparel & Products -- 0.30%
       Ross Stores, Inc.............................   10,830      283,638
                                                               -----------
     Broadcasting -- 2.15%
       Comcast Corp., Class A+......................   69,100    2,000,445
                                                               -----------
     Building Materials -- 0.29%
       Fastenal Co.(1)..............................    5,280      273,293
                                                               -----------
     Chemical -- 0.56%
       Invitrogen Corp.+............................    3,550      246,548
       Sigma-Aldrich Corp...........................    4,840      276,412
                                                               -----------
                                                                   522,960
                                                               -----------
     Commercial Services -- 1.78%
       Cintas Corp..................................   14,930      677,523
       Paychex, Inc.................................   26,050      977,136
                                                               -----------
                                                                 1,654,659
                                                               -----------
     Drugs -- 1.37%
       Cephalon, Inc.+(1)...........................    3,720      200,396
       Teva Pharmaceutical Industries, Ltd. ADR.....   16,310    1,079,233
                                                               -----------
                                                                 1,279,629
                                                               -----------
     Electronics/Electrical Equipment -- 3.31%
       American Power Conversion Corp...............   14,520      262,812
       Comverse Technology, Inc.+...................   14,560      257,275
       Flextronics International, Ltd.+.............   41,760      733,306
       Garmin, Ltd.(1)..............................    7,290      253,109
       Gentex Corp..................................    5,830      221,540
       JDS Uniphase Corp.+..........................  118,570      409,067
       Molex, Inc...................................    7,180      210,805
       NVIDIA Corp.+(1).............................   12,890      303,946
       Sanmina-SCI Corp.+...........................   40,280      426,162
                                                               -----------
                                                                 3,078,022
                                                               -----------
     Freight -- 0.64%
       CH Robinson Worldwide, Inc.(1)...............    6,070      252,391
       Expeditors International of Washington, Inc..    7,500      340,800
                                                               -----------
                                                                   593,191
                                                               -----------
     Healthcare -- 1.05%
       Dentsply International, Inc..................    5,530      273,237
       First Health Group Corp.+....................    7,130      107,663
       Lincare Holdings, Inc.+......................    6,900      231,909
       Patterson Dental Co.+........................    4,770      362,139
                                                               -----------
                                                                   974,948
                                                               -----------
     Heavy Duty Trucks/Parts -- 0.86%
       PACCAR, Inc..................................   14,300      797,940
                                                               -----------
     Hospital Supplies -- 1.29%
       Biomet, Inc..................................   25,060    1,005,407
       Henry Schein, Inc.+..........................    2,950      198,122
                                                               -----------
                                                                 1,203,529
                                                               -----------
     Information Processing - Hardware -- 5.04%
       Apple Computer, Inc.+........................   37,510    1,052,531
       Dell, Inc.+..................................   68,520    2,410,533
       Network Appliance, Inc.+.....................   26,430      523,314
       Sandisk Corp.+(1)............................   10,620      261,783
       Sun Microsystems, Inc.+......................  104,000      439,920
                                                               -----------
                                                                 4,688,081
                                                               -----------

                                                    Number     Market
                                                   of Shares   Value
       -----------------------------------------------------------------
       Information Processing - Services -- 10.53%
         Adobe Systems, Inc.......................   17,000  $   758,710
         Check Point Software Technologies, Ltd.+.   17,670      420,193
         eBay, Inc.+..............................   35,480    3,150,624
         Fiserv, Inc.+............................   17,710      669,792
         InterActiveCorp+(1)......................   53,730    1,679,600
         Symantec Corp.+..........................   23,670    1,084,086
         Synopsys, Inc.+..........................   10,440      309,024
         VeriSign, Inc.+..........................   16,600      301,124
         Yahoo!, Inc.+............................   46,540    1,426,916
                                                             -----------
                                                               9,800,069
                                                             -----------
       Information Processing - Software -- 13.84%
         BEA Systems, Inc.+.......................   27,360      236,117
         Citrix Systems, Inc.+....................   14,180      298,489
         Compuware Corp.+.........................   17,250      137,137
         Intuit, Inc.+............................   18,040      706,807
         Mercury Interactive Corp.+...............    7,090      339,895
         Microsoft Corp.@.........................  270,230    7,120,560
         Oracle Corp.+............................  158,550    1,794,786
         PeopleSoft, Inc.+........................   37,410      668,891
         Pixar, Inc.+(1)..........................    4,040      274,114
         Siebel Systems, Inc.+....................   42,460      458,568
         VERITAS Software Corp.+..................   31,790      845,614
                                                             -----------
                                                              12,880,978
                                                             -----------
       Leisure and Tourism -- 2.95%
         Electronic Arts, Inc.+...................   21,920    1,114,194
         Starbucks Corp.+.........................   40,060    1,628,038
                                                             -----------
                                                               2,742,232
                                                             -----------
       Medical - Biomedical/Gene -- 6.24%
         Amgen, Inc.+@............................   43,520    2,380,544
         Biogen, Inc.+............................   27,548    1,712,108
         Genzyme Corp.+...........................   20,440      890,775
         MedImmune, Inc.+.........................   19,320      465,033
         Millennium Pharmaceuticals, Inc.+........   24,030      358,287
                                                             -----------
                                                               5,806,747
                                                             -----------
       Medical Technology -- 0.92%
         Chiron Corp.+............................   19,080      853,830
                                                             -----------
       Oil and Gas -- 0.20%
         Patterson-UTI Energy, Inc................    6,090      186,719
                                                             -----------
       Paper/Forest Products -- 0.35%
         Smurfit-Stone Container Corp.+...........   17,940      325,790
                                                             -----------
       Retail -- 5.50%
         Amazon.Com, Inc.+........................   19,530      943,104
         Bed Bath & Beyond, Inc.+.................   29,190    1,087,327
         CDW Corp.................................    6,300      442,638
         Costco Wholesale Corp....................   17,550      663,039
         Dollar Tree Stores, Inc.+................    8,060      224,874
         Express Scripts, Inc., Class A+..........    5,030      393,648
         PETsMART, Inc.(1)........................   10,310      320,538
         Staples, Inc.............................   24,400      672,952
         Whole Foods Market, Inc..................    4,350      374,100
                                                             -----------
                                                               5,122,220
                                                             -----------
       Schools -- 1.85%
         Apollo Group, Inc., Class A+.............   12,960    1,215,648
         Career Education Corp.+..................    7,410      503,658
                                                             -----------
                                                               1,719,306
                                                             -----------
       Semiconductor Equipment -- 0.31%
         ATI Technologies, Inc.+..................   17,620      290,201
                                                             -----------

                                                                             55
         NASDAQ 100 INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                    Number     Market
                                                   of Shares   Value
        -----------------------------------------  --------- -----------
        COMMON STOCK (continued)
        Semiconductors -- 15.45%
          Altera Corp.+...........................   38,750  $   886,987
          Applied Materials, Inc.+................   63,420    1,265,863
          Broadcom Corp., Class A+................   16,250      685,912
          Intel Corp.@............................  165,150    4,715,032
          Intersil Corp., Class A.................   10,270      218,238
          KLA-Tencor Corp.+.......................   17,300      833,514
          Lam Research Corp.+.....................   10,000      251,300
          Linear Technology Corp..................   30,360    1,204,078
          Marvell Technology Group, Ltd.+.........    8,800      418,616
          Maxim Integrated Products, Inc..........   33,430    1,699,247
          Microchip Technology, Inc...............   12,580      398,912
          Novellus Systems, Inc.+.................   11,290      375,844
          QLogic Corp.+...........................    7,030      215,821
          Xilinx, Inc.............................   33,270    1,213,690
                                                             -----------
                                                              14,383,054
                                                             -----------
        Telecommunications -- 14.63%
          Cisco Systems, Inc.+@...................  178,600    3,955,990
          EchoStar Communications Corp., Class A+.   18,480      594,317
          Juniper Networks, Inc.+(1)..............   26,490      553,906
          Level 3 Communications, Inc.+(1)........   48,640      189,696
          Nextel Communications, Inc., Class A+...   99,660    2,305,136
          PanAmSat Corp.+(1)......................   14,720      341,945
          QUALCOMM, Inc.@.........................   70,630    4,737,154
          Research In Motion, Ltd.+...............    6,670      800,400
          Tellabs, Inc.+(1).......................   17,320      137,521
                                                             -----------
                                                              13,616,065
                                                             -----------
        Therapeutics -- 1.08%
          Gilead Sciences, Inc.+..................   15,310    1,002,193
                                                             -----------
        Total Investment Securities -- 92.88%
           (Cost $76,765,300).....................            86,463,060
                                                             -----------

                                                                 Par         Market
                                                                Value        Value
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.61%
Collective Investment Pool -- 4.87%
  Securities Lending Quality Trust(2)....................... $4,537,270   $ 4,537,270
                                                                          -----------
United States Treasury Bills -- 0.74%
  United States Treasury Bills:
  0.88% due 6/24/04@........................................    100,000        99,942
  0.85% due 7/15/04@........................................     50,000        49,948
  0.85% due 6/24/04@........................................    300,000       299,836
  0.84% due 6/17/04@........................................    125,000       124,951
  0.83% due 6/24/04@........................................    110,000       109,943
                                                                          -----------
                                                                              684,620
                                                                          -----------
Total Short-Term Investments
   (Cost $5,221,890)........................................                5,221,890
                                                                          -----------
REPURCHASE AGREEMENT -- 6.16%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $5,734,561 and collateralized by
   Federal National Mtg. Assoc. Notes, bearing interest at
   3.10%, due 11/4/09 and having an approximate value of
   $5,849,588 (Cost $5,734,000)@............................  5,734,000     5,734,000
                                                                          -----------
TOTAL INVESTMENTS --
   (Cost $87,721,190).......................................     104.65%   97,418,950
Liabilities in excess of other assets.......................      (4.65)%  (4,329,876)
                                                             ----------   -----------
NET ASSETS --                                                       100%  $93,089,074
                                                             ==========   ===========

--------
ADR American Depository Receipt
+  Non-income producing
@ The security or a portion thereof represents collateral for open future contracts.
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

   Open Futures Contracts
   --------------------------------------------------------------------------
   Number of                  Expiration  Value at  Value as of   Unrealized
   Contracts   Description       Date    Trade Date May 31, 2004 Appreciation
   --------------------------------------------------------------------------
    43 Long  NASDAQ 100 Index June 2004  $6,120,938  $6,308,100    $187,162
                                                                   ========

See Notes to Financial Statements

56
              SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2004



                                                   Number       Market
                                                  of Shares     Value
      ------------------------------------------- --------- --------------
      COMMON STOCK -- 98.69%
      Broadcasting -- 1.33%
        Clear Channel Communications, Inc........   240,900 $    9,563,730
        Comcast Corp., Class A Special+..........   324,600      9,202,410
                                                            --------------
                                                                18,766,140
                                                            --------------
      Chemical -- 0.26%
        Cabot Microelectronics Corp.+(1).........   118,800      3,700,620
                                                            --------------
      Commercial Services -- 2.11%
        Accenture, Ltd., Class A+................   752,700     18,523,947
        Paychex, Inc.............................   298,300     11,189,233
                                                            --------------
                                                                29,713,180
                                                            --------------
      Drugs -- 1.86%
        Cephalon, Inc.+(1).......................    60,400      3,253,748
        Forest Laboratories, Inc.+...............   223,800     14,186,682
        Merck & Co., Inc.........................   105,500      4,990,150
        Pfizer, Inc..............................   105,700      3,735,438
                                                            --------------
                                                                26,166,018
                                                            --------------
      Electronics/Electrical Equipment -- 1.16%
        Flextronics International, Ltd.+.........   369,600      6,490,176
        JDS Uniphase Corp.+(1)................... 1,493,300      5,151,885
        Sanmina-SCI Corp.+.......................   439,700      4,652,026
                                                            --------------
                                                                16,294,087
                                                            --------------
      Hospital Supplies -- 0.18%
        Johnson & Johnson........................    44,500      2,479,095
                                                            --------------
      Information Processing - Hardware -- 7.42%
        Dell, Inc.+.............................. 1,590,300     55,946,754
        Hewlett-Packard Co.......................   751,200     15,955,488
        International Business Machines Corp.....   239,500     21,217,305
        Lexmark International, Inc., Class A+....   119,800     11,299,536
                                                            --------------
                                                               104,419,083
                                                            --------------
      Information Processing - Services -- 17.07%
        Adobe Systems, Inc.......................   451,500     20,150,445
        Cadence Design Systems, Inc.+............ 1,801,200     24,928,608
        Certegy, Inc.............................   296,500     11,186,945
        Cognos, Inc.+............................   106,100      3,572,387
        DST Systems, Inc.+(1)....................    76,400      3,670,256
        eBay, Inc.+..............................   135,000     11,988,000
        EMC Corp.+............................... 1,047,700     11,776,148
        First Data Corp..........................   298,600     12,926,394
        Fiserv, Inc.+............................   721,100     27,272,002
        InterActiveCorp+(1)......................   540,500     16,896,030
        Networks Associates, Inc.+(1)............ 1,051,500     17,507,475
        SunGard Data Systems, Inc.+..............   297,400      8,240,954
        Symantec Corp.+..........................   148,900      6,819,620
        Synopsys, Inc.+..........................   449,500     13,305,200
        VeriSign, Inc.+..........................   973,700     17,662,918
        Yahoo!, Inc.+............................ 1,053,000     32,284,980
                                                            --------------
                                                               240,188,362
                                                            --------------
      Information Processing - Software -- 26.94%
        Citrix Systems, Inc.+....................   479,400     10,091,370
        Informatica Corp.+.......................   650,400      5,047,104
        Intuit, Inc.+............................   752,200     29,471,196
        Mercury Interactive Corp.+(1)............ 1,020,400     48,917,976
        Microsoft Corp........................... 4,503,100    118,656,685
        Oracle Corp.+............................ 3,163,600     35,811,952
        Red Hat, Inc.+(1)........................   812,754     22,212,567
        SAP AG...................................   104,900     16,936,134
        SAP AG ADR(1)............................   539,700     21,803,880
        Siebel Systems, Inc.+.................... 1,497,900     16,177,320
        VERITAS Software Corp.+.................. 2,025,900     53,888,940
                                                            --------------
                                                               379,015,124
                                                            --------------
      Leisure and Tourism -- 1.22%
        Electronic Arts, Inc.+...................    59,400      3,019,302
        International Game Technology............   358,400     14,085,120
                                                            --------------
                                                                17,104,422
                                                            --------------

                                                     Number
                                                   of Shares/       Market
                                                   Par Value        Value
 -----------------------------------------------------------------------------
 Medical - Biomedical/Gene -- 0.68%
   Biogen, Inc.+................................       60,900   $    3,784,935
   MedImmune, Inc.+.............................      242,500        5,836,975
                                                                --------------
                                                                     9,621,910
                                                                --------------
 Multimedia -- 2.09%
   Time Warner, Inc.+...........................      742,900       12,659,016
   Viacom, Inc., Class B........................      453,800       16,740,682
                                                                --------------
                                                                    29,399,698
                                                                --------------
 Retail -- 0.45%
   CDW Corp.....................................       89,900        6,316,374
                                                                --------------
 Semiconductors -- 21.99%
   Agere Systems, Inc., Class A+(1).............    2,093,500        5,317,490
   Altera Corp.+................................      268,300        6,141,387
   Analog Devices, Inc..........................      795,400       39,093,910
   Applied Materials, Inc.+.....................    1,504,300       30,025,828
   ASML Holding NV+(1)..........................      300,100        5,284,761
   Intel Corp...................................    1,203,800       34,368,490
   Intersil Corp., Class A(1)...................      357,600        7,599,000
   KLA-Tencor Corp.+............................      361,000       17,392,980
   Linear Technology Corp.......................      225,600        8,947,296
   Marvell Technology Group, Ltd.+..............      104,800        4,985,336
   Maxim Integrated Products, Inc...............      675,500       34,335,665
   Microchip Technology, Inc.(1)................      571,500       18,122,265
   Novellus Systems, Inc.+......................      692,800       23,063,312
   QLogic Corp.+................................      843,600       25,898,520
   Taiwan Semiconductor Manufacturing Co., Ltd.
    ADR+........................................    1,359,868       13,802,660
   Texas Instruments, Inc.......................      541,700       14,143,787
   Xilinx, Inc..................................      570,900       20,826,432
                                                                --------------
                                                                   309,349,119
                                                                --------------
 Telecommunications -- 13.44%
   Advanced Fibre Communications, Inc.+.........      213,600        4,015,680
   Cisco Systems, Inc.+.........................    3,613,200       80,032,380
   Corning, Inc.+...............................      741,300        9,184,707
   Crown Castle International Corp.+(1).........      420,200        6,189,546
   EchoStar Communications Corp., Class A+......      384,600       12,368,736
   Juniper Networks, Inc.+......................      658,456       13,768,315
   Nextel Communications, Inc., Class A+........      138,000        3,191,940
   Nokia Corp. ADR..............................      690,700        9,490,218
   Nortel Networks Corp.+.......................    2,971,500       11,380,845
   QUALCOMM, Inc................................      298,500       20,020,395
   Research In Motion, Ltd.+(1).................       30,100        3,612,000
   STMicroelectronics NV (New York)(1)..........      447,100       10,082,105
   Vodafone Group, PLC ADR(1)...................      239,100        5,681,016
                                                                --------------
                                                                   189,017,883
                                                                --------------
 Therapeutics -- 0.49%
   Gilead Sciences, Inc.+.......................      104,500        6,840,570
                                                                --------------
 Total Investment Securities -- 98.69%
    (Cost $1,215,184,122).......................                 1,388,391,685
                                                                --------------
 SHORT-TERM INVESTMENTS -- 8.68%
 Collective Investment Pool -- 8.03%
   Securities Lending Quality Trust(2).......... $112,968,937   $  112,968,937
                                                                --------------
 Registered Investment Companies -- 0.65%
   T. Rowe Price Reserve Investment Fund:.......    9,086,240        9,086,240
                                                                --------------
 Total Short-Term Investments
    (Cost $122,055,177).........................                   122,055,177
                                                                --------------
 TOTAL INVESTMENTS
    (Cost $1,337,239,299).......................       107.37%   1,510,446,862
 Liabilities in excess of other assets..........        (7.37)%   (103,680,648)
                                                 ------------   --------------
 NET ASSETS --                                            100%  $1,406,766,214
                                                 ============   ==============

--------
+  Non-income producing
ADR American Depository Receipt
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
See Notes to Financial Statements

                                                                             57
                   SMALL CAP FUND - SCHEDULE OF INVESTMENTS
May 31, 2004



                                                     Number      Market
                                                    of Shares    Value
      --------------------------------------------  --------- ------------
      COMMON STOCK -- 94.96%
      Advertising -- 0.54%
        Getty Images, Inc.+........................   58,050  $  3,268,215
                                                              ------------
      Aerospace/Defense -- 0.54%
        Armor Holdings, Inc.+......................   87,100     3,257,540
                                                              ------------
      Airlines -- 0.10%
        Frontier Airlines, Inc.+(1)................   45,200       420,360
        Midwest Express Holdings, Inc.+(1).........   50,800       200,660
                                                              ------------
                                                                   621,020
                                                              ------------
      Apparel & Products -- 1.25%
        Aeropostale, Inc.+(1)......................   99,825     2,624,399
        AnnTaylor Stores Corp.+....................  119,550     3,384,461
        Christopher & Banks Corp...................   57,900     1,100,100
        Hot Topic, Inc.+...........................   15,400       332,794
        Unifi, Inc.+...............................   79,800       185,934
                                                              ------------
                                                                 7,627,688
                                                              ------------
      Appliances/Furnishings -- 0.50%
        Herman Miller, Inc.........................  126,600     3,048,528
                                                              ------------
      Automotive -- 0.84%
        AO Smith Corp..............................  101,200     2,980,340
        Keystone Automotive Industries, Inc.+(1)...   40,900     1,124,750
        Monro Muffler Brake, Inc.+.................   11,400       282,492
        Strattec Security Corp.+(1)................   12,200       710,772
                                                              ------------
                                                                 5,098,354
                                                              ------------
      Auto - Replacement Parts -- 0.55%
        Advance Auto Parts, Inc.+..................   77,650     3,328,856
                                                              ------------
      Banks -- 2.65%
        Boston Private Financial Holdings, Inc.(1).   36,000       824,040
        Citizens Banking Corp.(1)..................   88,400     2,651,116
        Glacier Bancorp, Inc.......................    3,712        98,071
        Pinnacle Financial Partners, Inc.+.........    2,000        31,600
        Provident Bankshares Corp..................   57,800     1,667,530
        Sandy Spring Bancorp, Inc.(1)..............   14,600       511,000
        Signature Bank+............................    5,400       135,216
        Southwest Bancorp of Texas, Inc............  108,650     4,552,435
        Texas Capital Bancshares, Inc.+............   35,700       546,924
        Valley National Bancorp(1).................   85,397     2,178,478
        Westamerica Bancorp........................   59,000     2,913,420
                                                              ------------
                                                                16,109,830
                                                              ------------
      Beverages -- 0.49%
        Cott Corp.+................................   93,450     2,967,972
                                                              ------------
      Broadcasting -- 0.91%
        Cumulus Media, Inc., Class A+..............  196,800     3,648,672
        Emmis Communications Corp., Class A+.......   39,400       858,920
        Entercom Communications Corp.+.............   16,500       672,375
        Young Broadcasting, Inc., Class A+(1)......   25,900       370,888
                                                              ------------
                                                                 5,550,855
                                                              ------------
      Building Materials -- 2.41%
        Chicago Bridge & Iron Co. NV...............  149,800     4,329,220
        Fastenal Co................................   50,425     2,609,998
        Matthews International Corp., Class A(1)...   82,300     2,600,680
        Trex Co., Inc.+(1).........................  140,625     5,108,906
                                                              ------------
                                                                14,648,804
                                                              ------------
      Chemical -- 2.78%
        Airgas, Inc................................  169,700     3,696,066
        Arch Chemicals, Inc........................   73,100     1,939,343
        Cabot Microelectronics Corp.+(1)...........   33,900     1,055,985
        Ferro Corp.................................   72,000     1,843,200
        IMC Global, Inc............................  143,100     1,781,595
        MacDermid, Inc.............................   11,100       345,876
        Minerals Technologies, Inc.................   54,900     3,156,750

                                                        Number      Market
                                                       of Shares    Value
  --------------------------------------------------------------------------
  Chemical (continued)
    Symyx Technologies, Inc.+.........................   22,200  $    534,798
    Valspar Corp......................................   54,010     2,575,197
                                                                 ------------
                                                                   16,928,810
                                                                 ------------
  Commercial Services -- 3.14%
    Central Parking Corp.(1)..........................  102,600     1,897,074
    Electro Rent Corp.+...............................   34,400       376,336
    First Advantage Corp., Class A+...................   14,200       310,980
    Intersections, Inc.+(1)...........................    4,600       103,546
    Iron Mountain, Inc.+..............................   69,450     3,074,552
    LECG Corp.+(1)....................................   33,700       598,175
    Maximus, Inc.+....................................   63,600     2,285,784
    Pacer International, Inc.+........................  179,150     3,419,973
    Plexus Corp.+.....................................  114,000     1,674,660
    SFBC International, Inc.+(1)......................  181,575     4,417,720
    Sourcecorp, Inc.+.................................   37,600       965,568
                                                                 ------------
                                                                   19,124,368
                                                                 ------------
  Drugs -- 3.81%
    Angiotech Pharmaceuticals, Inc.+..................   95,100     2,094,102
    Cephalon, Inc.+(1)................................   22,200     1,195,914
    Cubist Pharmaceuticals, Inc.+(1)..................   35,100       348,894
    Dynavax Technologies Corp.+.......................   22,400       208,320
    Eon Labs, Inc.+(1)................................   12,700       959,231
    I-Flow Corp.+.....................................   98,800     1,336,764
    Impax Laboratories, Inc.+(1)......................  217,950     4,827,592
    Medicis Pharmaceutical Corp., Class A.............  127,560     5,398,339
    OSI Pharmaceuticals, Inc.+(1).....................    4,200       344,232
    Rigel Pharmaceuticals, Inc.+(1)...................   14,900       264,624
    Salix Pharmaceuticals, Ltd.+......................   69,975     2,111,146
    Taro Pharmaceutical Industries, Ltd., Class A+(1).   92,500     4,079,250
                                                                 ------------
                                                                   23,168,408
                                                                 ------------
  Electronics/Electrical Equipment -- 6.18%
    American Superconductor Corp.+(1).................   13,900       174,584
    Ametek, Inc.......................................   95,150     2,570,002
    Analogic Corp.....................................   24,200     1,116,346
    Artesyn Technologies, Inc.+(1)....................  198,275     1,812,234
    Belden, Inc.......................................  113,000     1,909,700
    Digital Theater Systems, Inc.+(1).................   20,000       494,800
    Fisher Scientific International, Inc.+............   85,925     4,932,954
    Graftech International, Ltd.+.....................  357,625     3,397,437
    Harman International Industries, Inc..............   38,575     3,091,401
    Kemet Corp.+......................................  106,900     1,298,835
    Littelfuse, Inc.+.................................   40,000     1,582,400
    Magma Design Automation, Inc.+(1).................   30,400       580,640
    Methode Electronics, Inc., Class A................   76,600       844,132
    Newport Corp.+....................................   47,000       682,910
    Polycom, Inc.+....................................  235,450     4,824,370
    Sonic Solutions+(1)...............................  189,050     4,017,312
    Technitrol, Inc.+.................................   24,100       501,521
    TTM Technologies, Inc.+(1)........................   84,520       963,528
    Wilson Greatbatch Technologies, Inc.+.............   31,000       843,200
    Woodhead Industries, Inc.(1)......................  100,700     1,516,542
    Woodward Governor Co..............................    6,400       425,280
                                                                 ------------
                                                                   37,580,128
                                                                 ------------
  Finance Companies -- 0.56%
    Chittenden Corp...................................  105,600     3,422,496
                                                                 ------------
  Financial Services -- 0.90%
    Affiliated Managers Group, Inc.+(1)...............   26,800     1,306,500
    Asset Acceptance Capital Corp.+...................   69,350     1,376,597
    Investors Financial Services Corp.(1).............   46,700     1,826,904

58
             SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                      Number      Market
                                                     of Shares    Value
    -----------------------------------------------  --------- ------------
    COMMON STOCK (continued)
    Financial Services (continued)
      National Financial Partners Corp..............   20,300  $    710,500
      Piper Jaffray Cos.+(1)........................    5,200       251,680
                                                               ------------
                                                                  5,472,181
                                                               ------------
    Foods -- 1.58%
      American Italian Pasta Co., Class A(1)........   16,600       485,716
      Performance Food Group Co.+(1)................  234,225     7,691,949
      Seneca Foods Corp., Class A+..................   12,500       228,125
      Seneca Foods Corp., Class B+..................   25,000       453,750
      Wild Oats Markets, Inc.+......................   56,200       761,510
                                                               ------------
                                                                  9,621,050
                                                               ------------
    Freight -- 2.88%
      EGL, Inc.+(1).................................   81,600     1,867,008
      Expeditors International of Washington, Inc...    7,500       340,800
      Forward Air Corp.+............................   93,200     2,875,220
      Heartland Express, Inc........................   18,316       443,614
      International Shipholding Corp.+..............      900        12,699
      JB Hunt Transport Services, Inc...............   68,475     2,241,872
      Knight Transportation, Inc.+..................  156,675     3,819,736
      Overnite Corp.................................  130,625     3,414,537
      Ryder System, Inc.............................   42,500     1,578,875
      Werner Enterprises, Inc.......................   47,563       907,978
                                                               ------------
                                                                 17,502,339
                                                               ------------
    Healthcare -- 1.68%
      Edwards Lifesciences Corp.+...................   37,600     1,363,000
      Epix Medical, Inc.+(1)........................   11,200       273,616
      Hooper Holmes, Inc............................   84,300       472,080
      LabOne, Inc.+.................................   21,400       665,754
      Resmed, Inc.+.................................   61,700     3,134,360
      Steris Corp.+.................................   64,100     1,471,095
      Symbion, Inc.+................................    8,900       142,756
      United Surgical Partners International, Inc.+.    5,400       210,654
      VISX, Inc.+...................................  105,425     2,478,542
                                                               ------------
                                                                 10,211,857
                                                               ------------
    Hospital Management -- 0.77%
      LifePoint Hospitals, Inc.+....................    6,800       255,680
      Select Medical Corp.(1).......................  329,400     4,417,254
                                                               ------------
                                                                  4,672,934
                                                               ------------
    Hospital Supplies -- 1.32%
      Advanced Neuromodulation Systems, Inc.+(1)....   23,300       760,279
      Henry Schein, Inc.+...........................   78,455     5,269,038
      Merit Medical Systems, Inc.+..................  132,000     1,915,320
      NuVasive, Inc.+(1)............................   10,000       112,500
                                                               ------------
                                                                  8,057,137
                                                               ------------
    Household Products -- 0.42%
      Chattem, Inc.+(1).............................   17,900       475,782
      Jarden Corp.+.................................   58,700     2,054,500
                                                               ------------
                                                                  2,530,282
                                                               ------------
    Human Resources -- 1.60%
      Cross Country Healthcare, Inc.+(1)............    4,821        80,077
      Gevity HR, Inc................................  169,575     4,444,561
      Kforce, Inc.+(1)..............................   65,000       595,400
      MPS Group, Inc.+..............................  164,700     1,824,876
      Resources Connection, Inc.+...................   65,900     2,808,658
                                                               ------------
                                                                  9,753,572
                                                               ------------
    Information Processing - Hardware -- 0.58%
      Avocent Corp.+................................   54,575     1,870,285
      Mercury Computer Systems, Inc.+...............   40,600       910,658
      Synaptics, Inc.+(1)...........................   40,100       768,717
                                                               ------------
                                                                  3,549,660
                                                               ------------

                                                   Number      Market
                                                  of Shares    Value
       -----------------------------------------------------------------
       Information Processing - Services -- 4.54%
         Aeroflex, Inc.+.........................  204,000  $  2,603,040
         BISYS Group, Inc.+......................   66,400       839,960
         Black Box Corp..........................   46,400     2,113,520
         CACI International, Inc., Class A+......   49,700     1,845,858
         Catapult Communications Corp.+..........   15,200       250,952
         Ciber, Inc.+(1).........................  142,475     1,268,028
         Digital Insight Corp.+(1)...............   35,000       676,200
         Digitas, Inc.+..........................  169,075     1,563,944
         Factset Research Systems, Inc.(1).......   51,400     2,246,694
         FileNET Corp.+(1).......................   73,100     1,999,285
         Internet Security Systems, Inc.+........   59,700       944,454
         Jack Henry & Associates, Inc............  141,400     2,743,160
         Kronos, Inc.+...........................   91,250     3,785,050
         MatrixOne, Inc.+(1).....................  102,100       697,343
         RadiSys Corp.+(1).......................  152,175     2,535,235
         Riverstone Networks, Inc.+(1)...........  149,500       156,975
         Secure Computing Corp.+(1)..............   30,279       268,272
         SonicWALL, Inc.+........................   11,800        93,928
         Verisity, Ltd.+.........................   21,700       117,614
         Websense, Inc.+.........................   26,300       851,594
                                                            ------------
                                                              27,601,106
                                                            ------------
       Information Processing - Software -- 3.46%
         Actuate Corp.+..........................   53,900       201,586
         Altiris, Inc.+(1).......................  125,850     3,366,487
         Ansys, Inc.+............................   38,725     1,668,273
         Concord Communications, Inc.+(1)........   29,900       341,458
         Concur Technologies, Inc.+(1)...........  162,450     1,764,207
         F5 Networks, Inc.+......................   14,700       436,443
         Global Payments, Inc.(1)................   51,800     2,416,988
         Lionbridge Technologies, Inc.+(1).......  240,600     1,883,898
         Mercury Interactive Corp.+..............   17,100       819,774
         Netegrity, Inc.+(1).....................   59,500       560,490
         NetIQ Corp.+............................   52,200       691,650
         Open Solutions, Inc.+...................   17,700       389,931
         Packeteer, Inc.+(1).....................   33,600       480,144
         PDF Solutions, Inc.+(1).................   29,000       260,710
         Progress Software Corp.+................   54,967     1,028,433
         Quest Software, Inc.+(1)................   50,700       674,817
         Red Hat, Inc.+..........................   52,300     1,429,359
         RSA Security, Inc.+(1)..................   64,600     1,184,764
         SPSS, Inc.+.............................   37,200       619,380
         Verity, Inc.+...........................   60,153       836,127
                                                            ------------
                                                              21,054,919
                                                            ------------
       Insurance -- 4.59%
         AMERIGROUP Corp.+(1)....................   67,000     2,825,390
         Aspen Insurance Holdings, Ltd...........   39,900       961,590
         Assured Guaranty, Ltd.+.................   87,000     1,479,000
         Bristol West Holdings, Inc..............   48,500     1,016,075
         Brown & Brown, Inc.(1)..................   45,100     1,803,098
         Harleysville Group, Inc.................   18,900       357,021
         Horace Mann Educators Corp..............  117,600     1,990,968
         Infinity Property & Casualty Corp.......   55,800     1,740,960
         Markel Corp.+...........................    6,800     1,955,000
         Ohio Casualty Corp.+....................  144,800     2,715,000
         PartnerRe, Ltd..........................   42,700     2,386,076
         Platinum Underwriters Holdings, Ltd.....   96,075     2,987,932
         Selective Insurance Group, Inc.(1)......   57,500     2,077,475
         Triad Guaranty, Inc.+(1)................   17,600     1,011,296
         W.R. Berkley Corp.......................   36,475     1,519,184
         WellChoice, Inc.+(1)....................   25,700     1,058,326
                                                            ------------
                                                              27,884,391
                                                            ------------
       Leisure and Tourism -- 8.99%
         Applebee's International, Inc...........   30,050     1,138,895
         Brunswick Corp..........................   70,700     2,863,350

                                                                             59
             SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                    Number      Market
                                                   of Shares    Value
       ------------------------------------------  --------- ------------
       COMMON STOCK (continued)
       Leisure and Tourism (continued)
         CEC Entertainment, Inc.+.................   35,850  $  1,101,671
         Cheesecake Factory, Class A+(1)..........   50,100     1,954,902
         Chicago Pizza & Brewery, Inc.+(1)........   21,400       287,188
         Choice Hotels International, Inc.(1).....  105,750     5,065,425
         Fairmont Hotels & Resorts, Inc...........  236,655     5,824,080
         Gaylord Entertainment Co.+(1)............   97,250     2,795,937
         Macrovision Corp.+.......................  167,675     3,905,151
         Marvel Enterprises, Inc.+(1).............  242,662     4,926,039
         PF Chang's China Bistro, Inc.+...........   19,900       900,674
         Polaris Industries, Inc.(1)..............   73,150     3,174,710
         Rare Hospitality International, Inc.+(1).  151,012     3,862,887
         Red Robin Gourmet Burgers, Inc.+(1)......  100,100     2,752,750
         Ruby Tuesday, Inc........................  154,735     4,386,737
         SCP Pool Corp............................   48,074     1,934,978
         Sonic Corp.+.............................   77,775     1,725,049
         Station Casinos, Inc.....................   39,950     1,846,489
         UTI Worldwide, Inc.......................   91,450     4,206,700
                                                             ------------
                                                               54,653,612
                                                             ------------
       Machinery -- 3.63%
         Actuant Corp., Class A+(1)...............  175,100     5,993,673
         CARBO Ceramics, Inc......................   20,725     1,448,677
         Cuno, Inc.+..............................    1,800        82,584
         Graco, Inc...............................   60,200     1,684,396
         Hughes Supply, Inc.......................   72,525     3,916,350
         IDEX Corp................................   18,200       868,140
         Insituform Technologies, Inc., Class A+..   42,700       653,310
         Ionics, Inc.+(1).........................   71,100     1,795,986
         Layne Christensen Co.+...................   28,300       477,138
         Lindsay Manufacturing Co.(1).............   61,500     1,408,350
         Quixote Corp.(1).........................    5,900       123,900
         Toro Co.(1)..............................   29,200     1,874,640
         Wabtec Corp..............................  107,800     1,777,622
                                                             ------------
                                                               22,104,766
                                                             ------------
       Medical - Biomedical/Gene -- 0.46%
         Alexion Pharmaceuticals, Inc.+(1)........    7,200       144,360
         Cytogen Corp.+...........................   21,500       279,500
         Cytokinetics, Inc.+(1)...................    3,600        59,040
         Decode Genetics, Inc.+...................   32,900       290,507
         Exelixis, Inc.+..........................   47,500       437,950
         Myriad Genetics, Inc.+(1)................   61,000     1,011,990
         Vertex Pharmaceuticals, Inc.+(1).........   63,311       557,137
                                                             ------------
                                                                2,780,484
                                                             ------------
       Medical Technology -- 2.12%
         Alkermes, Inc.+(1).......................   59,800       861,120
         Andrx Corp.+.............................  151,800     4,171,464
         DJ Orthopedics, Inc.+....................   31,300       730,229
         Integra LifeSciences Corp.+(1)...........  132,045     4,234,683
         Lifeline Systems, Inc.+..................   43,100       889,153
         Nektar Therapeutics+(1)..................   12,300       264,327
         Noven Pharmaceuticals, Inc.+.............   66,300     1,271,634
         Thoratec Corp.+(1).......................   32,000       466,880
                                                             ------------
                                                               12,889,490
                                                             ------------
       Merchandising - Specialty -- 0.44%
         Petco Animal Supplies, Inc.+.............   85,210     2,694,340
                                                             ------------
       Metals -- 1.27%
         Gibraltar Steel Corp.....................   17,900       518,205
         Harsco Corp..............................   68,400     2,969,244
         Lihir Gold, Ltd..........................   52,100        36,116
         Material Sciences Corp.+.................   48,700       504,045
         Meridian Gold, Inc.+(1)..................   94,000     1,222,000
         NN, Inc..................................   14,900       176,863
         Reliance Steel & Aluminum Co.............   19,200       702,528
         Steel Dynamics, Inc.+(1).................   62,300     1,594,880
                                                             ------------
                                                                7,723,881
                                                             ------------

                                                     Number      Market
                                                    of Shares    Value
      -------------------------------------------------------------------
      Mobile Homes -- 0.02%
        Winnebago Industries, Inc.(1)..............    5,400  $    153,360
                                                              ------------
      Oil and Gas -- 3.82%
        Atwood Oceanics, Inc.+.....................   35,200     1,401,664
        Cooper Cameron Corp.+......................    6,400       296,768
        FMC Technologies, Inc.+....................  103,300     2,786,001
        Forest Oil Corp.+..........................   91,300     2,273,370
        Grant Prideco, Inc.+.......................  191,700     2,973,267
        Hanover Compressor Co.+(1).................   80,400       841,788
        Hydril Co.+................................   24,600       707,496
        Key Energy Services, Inc.+.................   45,200       437,536
        Lone Star Technologies, Inc.+(1)...........   24,400       490,928
        Noble Energy, Inc..........................   50,700     2,298,738
        Quicksilver Resources, Inc.+(1)............   40,000     1,952,800
        Seacor Smit, Inc.+.........................   54,400     2,178,176
        Smith International, Inc.+.................   15,600       778,908
        Superior Energy Services, Inc.+............  237,000     2,168,550
        Ultra Petroleum Corp.+.....................   36,000     1,103,400
        W-H Energy Services, Inc.+.................   28,900       534,072
                                                              ------------
                                                                23,223,462
                                                              ------------
      Paper/Forest Products -- 0.37%
        Buckeye Technologies, Inc.+................  106,300     1,072,567
        Chesapeake Corp............................   35,700       775,404
        Potlatch Corp.(1)..........................    3,500       132,125
        Smurfit-Stone Container Corp.+.............   14,300       259,688
                                                              ------------
                                                                 2,239,784
                                                              ------------
      Pollution Control -- 1.00%
        Stericycle, Inc.+..........................   53,965     2,484,009
        Tetra Tech, Inc.+..........................   95,474     1,619,239
        Waste Connections, Inc.+...................   46,325     1,968,812
                                                              ------------
                                                                 6,072,060
                                                              ------------
      Publishing -- 1.03%
        Consolidated Graphics, Inc.+...............   61,400     2,465,210
        New England Business Service, Inc..........   32,900     1,443,323
        Scholastic Corp.+..........................   84,115     2,375,408
                                                              ------------
                                                                 6,283,941
                                                              ------------
      Railroads & Equipment -- 0.02%
        Genesee & Wyoming, Inc., Class A+(1).......    6,400       146,304
                                                              ------------
      Real Estate Investment Trusts -- 1.44%
        Arden Realty, Inc..........................   47,100     1,396,515
        EastGroup Properties, Inc..................   53,300     1,692,275
        Essex Property Trust, Inc..................    7,400       485,070
        Gables Residential Trust(1)................   45,900     1,549,125
        Lasalle Hotel Properties...................   29,900       722,085
        Manufactured Home Communities, Inc.........   20,100       624,105
        Parkway Properties, Inc....................    4,000       160,200
        Reckson Associates Realty Corp.............   16,000       416,320
        Washington Real Estate Investment Trust....   59,800     1,690,546
                                                              ------------
                                                                 8,736,241
                                                              ------------
      Retail -- 3.73%
        AC Moore Arts & Crafts, Inc.+(1)...........   14,200       376,300
        Big Lots, Inc.+............................   37,500       548,250
        Casey's General Stores, Inc................  147,900     2,415,207
        Finish Line, Inc., Class A+(1).............   14,600       486,180
        Great Atlantic & Pacific Tea Co., Inc.+(1).   54,700       379,071
        Guitar Center, Inc.+.......................  113,025     4,848,772
        Insight Enterprises, Inc.+.................  324,930     5,965,715
        Linens 'N Things, Inc.+....................   42,900     1,302,873
        MarineMax, Inc.+...........................   40,800     1,087,320
        Neiman Marcus Group, Inc., Class A.........   25,700     1,326,120

60
             SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                         Number     Market
                                                        of Shares   Value
  ----------------------------------------------------- --------- -----------
  COMMON STOCK (continued)
  Retail (continued)
    Priceline.com, Inc.+(1)............................   29,200  $   765,040
    Tuesday Morning Corp.+.............................  107,450    3,067,698
    Ultimate Electronics, Inc.+(1).....................   27,400       98,092
                                                                  -----------
                                                                   22,666,638
                                                                  -----------
  Retirement/Aged Care -- 0.42%
  Sunrise Senior Living, Inc.+(1)......................   71,300    2,569,652
                                                                  -----------
  Savings & Loan -- 0.02%
  Frankfort First Bancorp, Inc.........................    4,600       98,256
                                                                  -----------
  Schools -- 1.65%
  Corinthian Colleges, Inc.+...........................   63,892    1,815,172
  Education Management Corp.+..........................  142,500    4,927,650
  ITT Educational Services, Inc.+......................   38,525    1,576,058
  Strayer Education, Inc...............................   14,750    1,719,702
                                                                  -----------
                                                                   10,038,582
                                                                  -----------
  Semiconductors -- 6.45%
  Actel Corp.+.........................................   96,450    1,925,142
  Amis Holdings, Inc.+.................................   34,800      586,032
  Artisan Components, Inc.+(1).........................  172,800    4,377,024
  ATMI, Inc.+(L).......................................   55,500    1,421,910
  Brooks Automation, Inc.+.............................  188,425    3,892,860
  Emulux Corp.+(1).....................................   48,900      913,452
  Entegris, Inc.+(1)...................................  362,900    4,118,915
  Exar Corp.+..........................................   72,400    1,153,332
  Fairchild Semiconductor International, Inc., Class A+  147,200    2,902,784
  Lattice Semiconductor Corp.+(1)......................   13,800      107,778
  Microsemi Corp.+.....................................   55,600      680,544
  MKS Instruments, Inc.+...............................   87,100    2,034,656
  Mykrolis Corp.+......................................   97,500    1,579,500
  Omnivision Technologies, Inc.+(1)....................   87,375    2,046,323
  Power Integrations, Inc.+............................   17,200      473,688
  Semtech Corp.+.......................................  308,275    7,743,868
  Sigmatel, Inc.+......................................   94,100    2,386,376
  Sirf Technology Holdings, Inc.+......................    5,600       84,952
  Tessera Technologies, Inc.+..........................   43,600      767,360
                                                                  -----------
                                                                   39,196,496
                                                                  -----------
  Telecommunications -- 2.64%
  Atheros Communications, Inc.+(1).....................    9,800      121,814
  Harris Corp..........................................   55,025    2,544,356
  Ixia+(1).............................................   13,400      125,558
  PECO II, Inc.+.......................................   30,300       33,936
  Powerwave Technologies, Inc.+(1).....................  258,600    2,071,386
  PTEK Holdings, Inc.+(1)..............................  530,975    5,569,928
  Spectrasite, Inc.+...................................   53,500    2,222,390
  Stratex Networks, Inc.+..............................  585,433    1,715,318
  Stratos Lightwave, Inc.+(1)..........................    6,207       35,318
  Tekelec+.............................................   25,200      418,824
  West Corp.+(1).......................................   23,700      612,408
  Western Wireless Corp., Class A+.....................   21,700      594,146
                                                                  -----------
                                                                   16,065,382
                                                                  -----------
  Textile - Products -- 0.33%
  Culp, Inc.+..........................................    1,700       12,580
  G&K Services, Inc., Class A..........................   50,100    1,971,435
                                                                  -----------
                                                                    1,984,015
                                                                  -----------

                                                             Number
                                                           of Shares/       Market
                                                           Par Value        Value
-------------------------------------------------------------------------------------
Therapeutics -- 1.89%
Abgenix, Inc.+..........................................       11,500   $     173,880
Amylin Pharmaceuticals, Inc.+(1)........................       30,800         682,528
Anadys Pharmaceuticals, Inc.+(1)........................       32,100         240,750
AtheroGenics, Inc.+(1)..................................       38,200         897,318
CV Therapeutics, Inc.+(1)...............................        8,700         113,796
Inspire Pharmaceuticals, Inc.+(1).......................       14,900         255,237
Medicines Co.+..........................................       21,400         688,010
Memory Pharmaceuticals Corp.+...........................       20,400         143,799
MGI Pharma, Inc.+(1)....................................       76,725       4,934,185
Neurocrine Biosciences, Inc.+...........................       25,800       1,478,082
NPS Pharmaceuticals, Inc.+(1)...........................       15,600         338,676
Onyx Pharmaceuticals, Inc.+.............................       25,900       1,216,523
Trimeris, Inc.+(1)......................................       22,500         329,850
                                                                        -------------
                                                                           11,492,634
                                                                        -------------
Utilities - Communication -- 0.01%
  Commonwealth Telephone Enterprises, Inc.+.............        1,400          59,360
                                                                        -------------
Utilities - Electric -- 0.24%
  Cleco Corp............................................       46,100         799,835
  El Paso Electric Co.+.................................       43,900         634,355
                                                                        -------------
                                                                            1,434,190
                                                                        -------------
Utilities - Gas, Distribution -- 1.40%
  National-Oilwell, Inc.+...............................      307,450       8,510,216
                                                                        -------------
Total Investment Securities -- 94.96%
   (Cost $497,168,811)..................................                  577,480,446
                                                                        -------------
SHORT-TERM INVESTMENTS -- 23.41%
Collective Investment Pool -- 19.34%
  Securities Lending Quality Trust(2)................... $117,592,746     117,592,746
                                                                        -------------
Registered Investment Companies -- 1.02%
  T. Rowe Price Reserve Investment Fund.................    6,219,051       6,219,051
                                                                        -------------
Commercial Paper -- 3.05%
  Merrill Lynch & Co., Inc.:
   1.02% due 6/1/04.....................................    5,576,000       5,576,000
  Morgan Stanley Dean Witter & Co.:
   1.05% due 6/1/04.....................................   12,945,000      12,945,000
                                                                        -------------
                                                                           18,521,000
                                                                        -------------
Total Short-Term Investments
   (Cost $142,332,797)..................................                  142,332,797
                                                                        -------------
REPURCHASE AGREEMENT -- 0.11%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $676,066 and collateralized
   by Federal Home Loan Mtg. Corp. Notes, bearing
   interest at 5.70%, due 10/4/17 and having an
   approximate value of $693,450 (Cost $676,000)........      676,000         676,000
                                                                        -------------
TOTAL INVESTMENTS
   (Cost $640,177,608)..................................       118.48%    720,489,243
Liabilities in excess of other assets...................       (18.48)%  (112,356,214)
                                                         ------------   -------------
NET ASSETS --                                                     100%  $ 608,133,029
                                                         ============   =============

--------
+  Non-income producing
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

See Notes to Financial Statements

                                                                             61
                SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS
May 31, 2004




                                                      Number     Market
                                                     of Shares   Value
       --------------------------------------------  --------- ----------
       COMMON STOCK -- 94.01%
       Advertising -- 0.36%
         ADVO, Inc..................................  15,034   $  481,389
         APAC Customer Services, Inc.+(1)...........  15,105       33,684
         Catalina Marketing Corp.+..................  19,297      325,926
         Grey Global Group, Inc.(1).................     484      365,420
         R.H. Donnelley Corp.+......................   9,966      429,535
         ValueVision Media, Inc., Class A+..........   8,495      101,940
                                                               ----------
                                                                1,737,894
                                                               ----------
       Aerospace/Defense -- 1.13%
         AAR Corp.+.................................  16,022      153,491
         Armor Holdings, Inc.+......................  10,240      382,976
         Curtiss-Wright Corp........................   8,303      390,656
         DRS Technologies, Inc.+....................  12,255      343,017
         Ducommun, Inc.+............................   3,360       63,336
         EDO Corp...................................   7,793      167,394
         Engineered Support Systems, Inc............   9,349      489,888
         Esterline Technologies Corp.+..............  10,472      263,685
         Fairchild Corp., Class A+(1)...............   5,638       25,371
         Gencorp, Inc.(1)...........................  15,787      179,340
         Heico Corp.(1).............................   7,262      106,824
         Herley Industries, Inc.+...................   5,464      112,285
         Kaman Corp., Class A.......................  11,004      129,627
         Moog, Inc., Class A+.......................  13,016      404,798
         MTC Technologies, Inc.+(1).................   3,416       90,695
         Northwest Airlines Corp., Class A+(1)......  30,572      309,083
         Orbital Sciences Corp., Class A+(1)........  24,485      307,287
         Sequa Corp., Class A+......................   1,789       87,929
         Teledyne Technologies, Inc.+...............  16,177      297,980
         Titan Corp.+...............................  42,032      793,984
         Triumph Group, Inc.+.......................   7,180      228,396
         United Industrial Corp.....................   5,169      108,549
                                                               ----------
                                                                5,436,591
                                                               ----------
       Airlines -- 0.73%
         Airtran Holdings, Inc.+(1).................  38,169      531,312
         Alaska Air Group, Inc.+....................  11,829      243,677
         America West Holdings Corp., Class B+(1)...  15,903      159,348
         AMR Corp.+(1)..............................  78,675      906,336
         Atlantic Coast Airlines Holdings, Inc.+(1).  20,914      117,955
         Continental Airlines, Inc., Class B+(1)....  33,065      353,465
         ExpressJet Holdings, Inc.+.................  15,139      180,457
         Frontier Airlines, Inc.+(1)................  17,489      162,648
         MAIR Holdings, Inc.+(1)....................   4,790       38,320
         Mesa Air Group, Inc.+(1)...................  13,256      101,674
         Old Dominion Freight Lines, Inc.+..........   8,412      233,601
         SkyWest, Inc...............................  28,997      485,120
                                                               ----------
                                                                3,513,913
                                                               ----------
       Apparel & Products -- 2.52%
         Aeropostale, Inc.+.........................  15,113      397,321
         American Eagle Outfitters, Inc.+...........  26,266      760,663
         AnnTaylor Stores Corp.+@...................  33,653      952,702
         Bebe Stores, Inc.+(1)......................   3,556       71,049
         Blair Corp.(1).............................   3,336       85,735
         Brown Shoe Co., Inc........................   8,930      369,077
         Buckle, Inc................................   3,781      106,208
         Casual Male Retail Group, Inc.+(1).........  15,189      103,285
         Cato Corp., Class A........................   6,786      149,496
         Charlotte Russe Holding, Inc.+.............   5,702      105,430
         Charming Shoppes, Inc.+....................  51,263      438,811
         Cherokee, Inc..............................   3,111       71,553
         Children's Place Retail Stores, Inc.+(1)...   6,295      149,066
         Christopher & Banks Corp...................  17,686      336,034
         DHB Industries, Inc.+(1)...................  10,163       95,837
         Dress Barn, Inc.+..........................   9,560      167,396
         Genesco, Inc.+.............................  10,933      274,418
         Goody's Family Clothing, Inc...............   9,250      110,445
         Guess?, Inc.+..............................   3,807       58,628

                                                    Number     Market
                                                   of Shares   Value
        ---------------------------------------------------------------
        Apparel & Products (continued)
          Gymboree Corp.+.........................  14,781   $   215,655
          Hampshire Group, Ltd.+(1)...............     866        25,097
          Hot Topic, Inc.+........................  23,701       512,179
          J. Jill Group, Inc.+....................   8,639       176,495
          K-Swiss, Inc., Class A(1)...............  12,121       242,420
          Kellwood Co.............................  13,205       537,443
          Kenneth Cole Productions, Inc., Class A.   2,855        93,501
          Maxwell Shoe Co., Class A+..............   6,963       155,484
          Oakley, Inc.............................  12,465       167,280
          OshKosh B'Gosh, Inc., Class A...........   3,960        89,377
          Oxford Industries, Inc.(1)..............   6,225       229,391
          Pacific Sunwear of California, Inc.+@...  35,549       773,191
          Payless ShoeSource, Inc.+...............  34,192       560,749
          Perry Ellis International, Inc.+........   1,847        44,291
          Phillips-Van Heusen Corp................  12,547       237,515
          Quiksilver, Inc.+.......................  27,299       632,518
          Russell Corp............................  13,236       216,806
          Shoe Carnival, Inc.+....................   3,647        50,256
          Skechers U.S.A., Inc., Class A+(1)......   9,343       107,444
          Stage Stores, Inc.+(1)..................   7,376       277,485
          Stein Mart, Inc.+.......................  10,182       147,028
          Steven Madden, Ltd.+(1).................   5,032        97,168
          Stride Rite Corp........................  18,520       195,386
          Too, Inc.+..............................  17,177       289,089
          Unifi, Inc.+............................  20,536        47,849
          Vans, Inc.+(1)..........................   9,049       184,690
          Warnaco Group, Inc.+....................  17,409       346,961
          Wet Seal, Inc.+(1)......................  11,213        65,372
          Weyco Group, Inc........................   1,421        47,035
          Wolverine World Wide, Inc...............  20,067       528,765
                                                             -----------
                                                              12,097,074
                                                             -----------
        Appliances/Furnishings -- 0.26%
          American Woodmark Corp..................   2,757       158,638
          Applica, Inc.+..........................   9,615        94,419
          Bassett Furniture Industries, Inc.......   5,065        96,382
          Emerson Radio Corp.+(1).................   8,304        27,819
          Griffon Corp.+..........................  12,365       287,857
          Haverty Furniture Cos., Inc.............   7,955       139,610
          Hooker Furniture Corp.(1)...............   3,068        65,686
          Interface, Inc., Class A+...............  21,886       153,202
          Kimball International, Inc., Class B....  11,080       153,347
          Stanley Furniture Co., Inc..............   2,268        93,827
                                                             -----------
                                                               1,270,787
                                                             -----------
        Automotive -- 1.82%
          Aaron Rents, Inc., Class B..............  11,970       356,107
          Acuity Brands, Inc......................  20,877       514,827
          Aftermarket Technology Corp.+...........   6,005        87,913
          America's Car Mart, Inc.+...............   2,175        64,162
          AO Smith Corp...........................   8,378       246,732
          Asbury Automotive Group, Inc.+..........   6,097        87,187
          ASV, Inc.+(1)...........................   3,652       110,546
          Collins & Aikman Corp.+.................  15,776        83,771
          Cooper Tire & Rubber Co.................  32,891       693,671
          CSK Auto Corp.+.........................  16,717       286,697
          Dura Automotive Systems, Inc.+..........   7,672        72,577
          Goodyear Tire & Rubber Co.+(1)..........  75,842       659,825
          Group 1 Automotive, Inc.+...............   8,223       263,958
          Kaydon Corp.(1).........................  13,000       348,790
          Keystone Automotive Industries, Inc.+...   5,785       159,087
          Lithia Motors, Inc., Class A............   6,523       156,030
          Midas, Inc.+............................   7,051       135,027
          Modine Manufacturing Co.................  11,665       351,700
          Monro Muffler Brake, Inc.+..............   4,758       117,903
          Oshkosh Truck Corp., Class B............  15,227       787,997
          Pep Boys-Manny, Moe & Jack(1)...........  25,595       626,822
          Raytech Corp.+..........................   3,598         7,376

62
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                      Number     Market
                                                     of Shares   Value
       --------------------------------------------  --------- ----------
       COMMON STOCK (continued)
       Automotive (continued)
         Standard Motor Products, Inc., Class A.....   3,316   $   46,424
         Strattec Security Corp.+...................   1,614       94,032
         Superior Industries International, Inc.(1).  11,224      366,464
         TBC Corp.+.................................   8,442      214,342
         Tenneco Automotive, Inc.+..................  21,065      269,000
         Thor Industries, Inc.......................  17,969      499,718
         Tower Automotive, Inc.+(1).................  28,281      104,923
         United Auto Group, Inc.....................   8,027      232,221
         Visteon Corp...............................  65,756      720,686
                                                               ----------
                                                                8,766,515
                                                               ----------
       Auto - Replacement Parts -- 0.08%
         Sonic Automotive, Inc., Class A(1).........  13,695      300,605
         Valence Technology, Inc.+(1)...............  26,663      104,253
                                                               ----------
                                                                  404,858
                                                               ----------
       Banks -- 7.69%
         1st Source Corp.(1)........................   6,380      144,826
         ABC Bancorp................................   4,910       96,580
         Alabama National Bancorp...................   6,064      311,326
         Amcore Financial, Inc......................  12,509      363,637
         American National Bankshares, Inc.(1)......   2,292       51,455
         AmericanWest Bancorp+......................   5,084       91,105
         Arrow Financial Corp.(1)...................   4,202      123,539
         BancFirst Corp.............................   1,813      103,323
         BancTrust Financial Group, Inc.(1).........   4,194       72,347
         Bank of Granite Corp.(1)...................   6,652      128,849
         Bank of The Ozarks, Inc.(1)................   4,881      118,120
         Banner Corp................................   5,015      146,438
         Bay View Capital Corp......................  32,027       65,335
         BB&T Corp..................................       2           75
         Boston Private Financial Holdings, Inc.(1).  11,644      266,531
         Bryn Mawr Bank Corp.(1)....................   3,558       73,295
         BSB Bancorp, Inc.(1).......................   4,065      141,259
         C&F Financial Corp.(1).....................   1,694       63,694
         Camden National Corp.(1)...................   4,037      124,340
         Capital City Bank Group, Inc.(1)...........   4,420      171,850
         Capital Corp. of the West(1)...............   2,492       89,712
         Capitol Bancorp, Ltd.(1)...................   4,872      122,872
         Cascade Bancorp(1).........................   8,348      148,761
         Cathay Bancorp, Inc.(1)....................   9,979      630,174
         Cavalry Bancorp, Inc.(1)...................   2,577       38,810
         CB Bancshares, Inc.(1).....................   2,176      184,133
         Center Bancorp, Inc.(1)....................   3,982       46,744
         Center Financial Corp.(1)..................   4,648       68,558
         Central Coast Bancorp+.....................   4,524       75,325
         Central Pacific Financial Corp.(1).........   7,222      174,772
         Century Bancorp, Inc., Class A(1)..........   1,617       52,876
         Chemical Financial Corp....................  11,927      418,041
         Citizens Banking Corp......................  21,760      652,582
         City Bank(1)...............................   4,046      130,281
         City Holding Co............................   8,367      251,177
         CNB Financial Corp.(1).....................   4,590       67,289
         CoBiz, Inc.(1).............................   6,585       91,136
         Columbia Bancorp...........................   2,763       79,298
         Columbia Bankcorp (Oregon)(1)..............   3,805       51,634
         Columbia Banking System, Inc...............   7,063      149,877
         Commercial Bankshares, Inc./FL.............   2,136       54,575
         Commercial Federal Corp....................  20,585      576,792
         Community Bank of Northern Virginia(1).....   2,071       32,370
         Community Bank Systems, Inc................  12,444      274,017
         Community Bks., Inc.(1)....................   5,152      143,123
         Community First Bankshares, Inc............  18,327      588,297
         Community Trust Bancorp, Inc...............   6,794      211,769
         Corus Bankshares, Inc......................   7,786      304,277
         CVB Financial Corp.........................  18,244      379,110
         East West Bancorp, Inc.....................  11,377      690,243

                                                      Number    Market
                                                     of Shares  Value
        --------------------------------------------------------------
        Banks (continued)
          Eastern Virginia Bankshares, Inc.(1)......   2,447   $ 48,940
          Exchange National Bancshares, Inc.(1).....   2,099     63,138
          Farmers Capital Bank Corp.(1).............   3,019     97,994
          FFLC Bancorp, Inc.(1).....................   2,061     52,411
          Financial Institutions, Inc.(1)...........   4,199     94,226
          First Bancorp North Carolina(1)...........   3,743    114,161
          First Busey Corp., Class A(1).............   4,439    121,140
          First Charter Corp.(1)....................  14,974    313,556
          First Citizens Banc Corp.(1)..............   2,102     48,872
          First Citizens BancShares, Inc., Class A..   3,080    357,280
          First Commonwealth Financial Corp.(1).....  29,692    395,201
          First Community Bancorp...................   6,221    225,822
          First Community Bancshares, Inc.(1).......   4,830    130,410
          First Federal Financial of Kentucky(1)....   1,594     35,945
          First Financial Bancorp(1)................  16,301    277,606
          First Financial Bankshares, Inc.(1).......   6,851    277,808
          First Financial Corp.(1)..................   6,845    198,642
          First M & F Corp.(1)......................   1,727     57,146
          First Merchants Corp......................   9,258    222,470
          First Oak Brook Bancshares, Inc., Class A.   3,234     93,786
          First of Long Island Corp.(1).............   1,710     73,940
          First Republic Bank(1)....................   5,250    213,990
          First South Bancorp, Inc.(1)..............   2,329     58,272
          First State Bancorp.......................   3,732    118,416
          First United Corp.(1).....................   3,072     64,389
          Firstbank Corp. (Michigan)................   2,862     75,986
          FNB Corp. (North Carolina)(1).............   3,641    103,040
          FNB Corp. (Virginia)(1)...................   2,490     48,306
          Foothill Independent Bancorp(1)...........   2,518     51,392
          Franklin Financial Corp.(1)...............   1,665     53,114
          Fremont General Corp......................  30,629    687,621
          Frontier Financial Corp.(1)...............   7,740    262,928
          GB&T Bancshares, Inc.(1)..................   2,826     77,065
          German American Bancorp(1)................   4,672     75,780
          Glacier Bancorp, Inc......................  11,231    296,723
          Gold Banc Corp., Inc......................  17,720    290,254
          Great Southern Bancorp, Inc.(1)...........   2,859    159,303
          Greater Bay Bancorp(1)....................  26,117    749,819
          Greater Community Bancorp(1)..............   2,608     36,642
          Greene County Bancshares, Inc.(1).........   3,310     69,345
          Hancock Holding Co........................  13,472    370,211
          Hanmi Financial Corp.(1)..................   6,883    181,367
          Harleysville National Corp.(1)............  11,967    298,577
          Heartland Financial USA, Inc.(1)..........   4,705     82,338
          Heritage Commerce Corp.+(1)...............   5,661     80,330
          Humboldt Bancorp(1).......................   7,643    142,695
          Iberiabank Corp...........................   3,379    197,908
          IBT Bancorp, Inc./Pa(1)...................   1,314     62,021
          Independent Bank Corp. (Massachusetts)....   5,928    157,211
          Independent Bank Corp. (Michigan)(1)......   9,963    252,363
          Integra Bank Corp.(1).....................   7,701    161,644
          Interchange Financial Services Corp.......   5,618    128,933
          Irwin Financial Corp.(1)..................   7,846    199,681
          Lakeland Bancorp, Inc.(1).................   6,466    101,839
          Lakeland Financial Corp.(1)...............   2,585     84,426
          LNB Bancorp, Inc.(1)......................   2,352     45,746
          Local Financial Corp.+....................   8,709    189,769
          LSB Bancshares, Inc.(1)...................   4,277     65,181
          Macatawa Bank Corp.(1)....................   4,419    111,536
          Main Street Bks., Inc.(1).................   6,722    177,864
          Mainsource Financial Group, Inc...........   4,728     94,513
          MB Financial, Inc.(1).....................   8,669    292,059
          MBT Financial Corp........................   7,375    129,062
          Mercantile Bank Corp.(1)..................   3,111    101,356
          Merchants Bancshares, Inc.................   2,023     51,607
          Mid-State Bancshares......................  11,812    265,061
          Midwest Banc Holdings, Inc.(1)............   5,383    123,217
          Nara Bancorp, Inc.(1).....................   4,696    144,543

                                                                             63
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                           Number    Market
                                                          of Shares  Value
   -----------------------------------------------------  --------- --------
   COMMON STOCK (continued)
   Banks (continued)
     National Bankshares, Inc./VA(1).....................   1,772   $ 71,234
     National Penn Bancshares, Inc.(1)...................  10,951    313,965
     NBC Capital Corp.(1)................................   3,373     81,390
     NBT Bancorp, Inc....................................  16,318    354,590
     NetBank, Inc........................................  24,125    258,620
     Northern States Financial Corp.(1)..................   1,467     38,655
     Oak Hill Financial, Inc.(1).........................   1,665     53,030
     Old Point Financial, Corp.(1).......................   1,161     34,934
     Old Second Bancorp, Inc.(1).........................   3,375    162,337
     Omega Financial Corp................................   4,090    134,888
     Oriental Financial Group, Inc.......................   7,171    197,059
     PAB Bankshares, Inc.(1).............................   3,558     41,664
     Pacific Capital Bancorp.............................  17,300    637,505
     Patriot Bank Corp...................................   3,363     94,568
     Peapack Gladstone Financial Corp.(1)................   3,386    102,088
     Pennrock Financial Services Corp.(1)................   3,838    110,381
     Penns Woods Bancorp, Inc.(1)........................   1,685     73,382
     Peoples Bancorp, Inc................................   5,368    136,025
     Peoples Holding Co.(1)..............................   4,198    136,015
     PrivateBancorp, Inc.(1).............................   3,593    202,825
     Prosperity Bancshares, Inc.(1)......................   6,973    163,238
     Provident Bankshares Corp...........................  15,603    450,147
     R&G Financial Corp., Class B (1)....................  13,812    433,282
     Republic Bancorp, Inc...............................  28,470    378,366
     Republic Bancorp, Inc., Class A (1).................   3,786     72,881
     Riggs National Corp.................................   7,872    171,924
     Royal Bancshares of Pennsylvania, Inc., Class A (1).   2,205     50,362
     S&T Bancorp, Inc.(1)................................  13,252    396,235
     Sandy Spring Bancorp, Inc.(1).......................   7,307    255,745
     Santander Bancorp...................................   2,438     69,239
     SCBT Financial Corp.(1).............................   3,869    112,472
     Seacoast Banking Corp. of Florida(1)................   5,733    114,889
     Second Bancorp, Inc.................................   4,087    130,457
     Security Bank Corp.(1)..............................   1,905     61,436
     Shore Bancshares, Inc.(1)...........................   2,709     79,916
     Sierra Bancorp(1)...................................   2,549     38,745
     Silicon Valley Bancshares+..........................  14,834    554,347
     Simmons First National Corp., Class A(1)............   7,126    171,665
     South Financial Group, Inc..........................  29,216    805,193
     Southside Bancshares, Inc.(1).......................   5,216     94,931
     Southwest Bancorp of Texas, Inc.....................  14,212    595,483
     Southwest Bancorp, Inc..............................   5,346     91,524
     State Bancorp, Inc..................................   3,381     80,468
     State Financial Services Corp., Class A(1)..........   2,577     73,238
     Sterling Bancorp....................................   6,525    183,613
     Sterling Bancshares, Inc............................  19,931    261,694
     Sterling Financial Corp. (Pennsylvania)(1)..........  10,648    268,223
     Suffolk Bancorp(1)..................................   5,559    176,554
     Summit Bancshares, Inc.(1)..........................   2,631     74,326
     Sun Bancorp, Inc.(1)................................   2,736     59,809
     Sun Bancorp, Inc. (New Jersey)+.....................   3,782     84,225
     Susquehanna Bancshares, Inc.........................  19,961    485,651
     SY Bancorp, Inc.....................................   5,294    108,527
     Taylor Capital Group, Inc.(1).......................   1,917     44,321
     Texas Regional Bancshares, Inc., Class A............  11,803    519,922
     Tompkins Trustco, Inc.(1)...........................   4,097    184,119
     TriCo Bancshares....................................   5,178     94,550
     TrustCo Bank Corp. NY...............................  37,478    483,841
     U.S.B. Holding Co., Inc.(1).........................   6,252    137,669
     UCBH Holdings, Inc..................................  21,059    798,978
     UMB Financial Corp..................................   8,251    419,563
     Umpqua Holdings Corp................................  14,213    270,331
     Union Bankshares Corp...............................   3,828    114,649
     United Community Bks., Inc.(1)......................  13,772    325,983
     United Security Bancshares (Alabama)(1).............   3,239     64,165
     United Security Bancshares (California)(1)..........   1,726     38,490
     Unizan Financial Corp...............................  10,882    280,538
     Virginia Commerce Bancorp+(1).......................   2,413     68,650

                                                      Number     Market
                                                     of Shares   Value
     --------------------------------------------------------------------
     Banks (continued)
       Virginia Financial Group, Inc.(1)............    3,610  $   114,798
       W Holding Co., Inc...........................   34,939      595,710
       Washington Trust Bancorp, Inc................    6,591      165,764
       Wayne Bancorp, Inc. (Ohio)(1)................    3,192       64,638
       WesBanco, Inc................................    9,052      249,292
       West Bancorp.(1).............................    8,086      128,891
       West Coast Bancorp(1)........................    7,657      168,531
       Western Sierra Bancorp+(1)...................    3,139       91,659
       Wintrust Financial Corp.(1)..................    9,922      471,493
       Yadkin Valley Bank & Trust Co.(1)............    3,940       52,835
       Yardville National Bancorp...................    4,171      104,901
                                                               -----------
                                                                36,960,727
                                                               -----------
     Beverages -- 0.13%
       Boston Beer Co., Inc., Class A+..............    3,484       66,544
       Coca-Cola Bottling Co. Cons..................    1,818      101,026
       Farmer Brothers Co.(1).......................    3,160       90,250
       Green Mountain Coffee, Inc.+(1)..............    1,787       35,937
       National Beverage Corp.+.....................    3,642       34,490
       Peet's Coffee & Tea, Inc.+(1)................    5,650      128,707
       Robert Mondavi Corp., Class A+...............    4,736      164,907
                                                               -----------
                                                                   621,861
                                                               -----------
     Broadcasting -- 0.92%
       4Kids Entertainment, Inc.+(1)................    6,480      140,292
       Acme Communications, Inc.+...................    4,206       32,554
       Beasley Broadcast Group, Inc., Class A+(1)...    2,055       31,483
       Charter Communications, Inc., Class A+(1)....  130,416      502,102
       Crown Media Holdings, Inc., Class A+(1)......    6,309       57,096
       Cumulus Media, Inc., Class A+................   21,620      400,835
       Digital Generation Systems, Inc.+(1).........   14,462       20,970
       Emmis Communications Corp., Class A+.........   22,317      486,511
       Fisher Communications, Inc.+(1)..............    2,482      125,316
       Gray Television, Inc.........................   20,064      282,702
       Insight Communications, Inc., Class A+.......   22,345      213,618
       Liberty Corp.(1).............................    8,173      380,453
       Lin TV Corp., Class A+.......................   13,437      305,020
       Lodgenet Entertainment Corp.+................    5,541      109,546
       Mediacom Communications Corp., Class A+(1)...   25,185      203,998
       Paxson Communications Corp.+.................   15,827       44,474
       Pegasus Communications Corp., Class A+(1)....    1,759       28,531
       Pegasus Solutions, Inc.+(1)..................   12,471      143,416
       Regent Communications, Inc.+(1)..............   17,545      103,516
       Saga Communications, Inc., Class A+..........    6,835      128,156
       Salem Communications Corp., Class A+(1)......    4,375      131,250
       Sinclair Broadcast Group, Inc., Class A+(1)..   19,118      211,254
       Spanish Broadcasting System, Inc., Class A+..   15,905      153,483
       World Wrestling Entertainment, Inc., Class A.    6,094       73,981
       Young Broadcasting, Inc., Class A+...........    6,307       90,316
                                                               -----------
                                                                 4,400,873
                                                               -----------
     Building Materials -- 1.14%
       Apogee Enterprises, Inc......................   11,220      111,751
       Barnes Group, Inc............................    6,176      164,096
       Drew Industries, Inc.+(1)....................    3,120      116,220
       Eagle Materials, Inc.(1).....................    9,282      619,109
       Elkcorp......................................    9,817      243,462
       Genlyte Group, Inc.+.........................    6,050      355,559
       Lennox International, Inc....................   22,050      363,384
       LSI Industries, Inc.(1)......................    8,989      103,374
       Matthews International Corp., Class A........   14,318      452,449
       Mestek, Inc.+(1).............................    1,523       24,002
       NCI Building Systems, Inc.+..................    9,422      273,898
       Perini Corp.+................................    8,243       89,849
       Shaw Group, Inc.+(1).........................   30,577      360,809
       Simpson Manufacturing Co., Inc.(1)...........    7,473      409,520
       Texas Industries, Inc........................   10,594      390,389
       Trex Co., Inc.+(1)...........................    3,765      136,782

64
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                   Number      Market
                                                  of Shares    Value
       -----------------------------------------  --------- -------------
       COMMON STOCK (continued)
       Building Materials (continued)
         USG Corp.+(1)...........................  18,400   $     258,520
         Watsco, Inc.............................   9,441         247,071
         York International Corp.................  19,941         737,418
                                                            -------------
                                                                5,457,662
                                                            -------------
       Chemical -- 2.05%
         Aceto Corp..............................   7,137         114,692
         Albemarle Corp..........................  16,051         461,948
         Arch Chemicals, Inc.....................   9,939         263,682
         Cabot Microelectronics Corp.+(1)........   9,253         288,231
         Crompton Corp...........................  57,534         343,478
         Ethyl Corp.+............................   7,342         147,354
         Ferro Corp..............................  17,848         456,909
         FMC Corp.+..............................  17,704         718,251
         Georgia Gulf Corp.......................  14,009         473,784
         Great Lakes Chemical Corp...............  18,213         451,318
         H.B. Fuller Co..........................  14,271         382,320
         Hercules, Inc.+.........................  45,503         481,422
         Hexcel Corp.+(1)........................  11,170          94,945
         IMC Global, Inc.........................  54,506         678,600
         Kronos Worldwide, Inc.(1)...............   1,874          58,094
         MacDermid, Inc..........................  12,764         397,726
         Millennium Chemicals, Inc.(1)...........  31,935         542,256
         Minerals Technologies, Inc..............   8,739         502,493
         NL Industries, Inc......................   3,698          46,225
         Octel Corp..............................   5,024         109,523
         Olin Corp...............................  32,184         529,427
         Om Group, Inc.+.........................  14,258         380,546
         Omnova Solutions, Inc.+.................  16,559          85,444
         PolyOne Corp.+(1).......................  46,135         317,870
         Quaker Chemical Corp....................   3,964         101,597
         Schulman (A), Inc.......................  14,838         296,315
         Spartech Corp...........................  12,392         283,529
         Stepan Co.(1)...........................   2,588          62,759
         Symyx Technologies, Inc.+...............  11,646         280,552
         Valhi, Inc.(1)..........................  13,467         149,484
         W.R. Grace & Co.+.......................  32,972         103,532
         WD-40 Co................................   8,333         253,823
                                                            -------------
                                                                9,858,129
                                                            -------------
       Coal -- 0.33%
         Arch Coal, Inc..........................  23,182         753,415
         Massey Energy Co........................  30,915         761,127
         Westmoreland Coal Co.+(1)...............   3,151          67,621
                                                            -------------
                                                                1,582,163
                                                            -------------
       Commercial Services -- 3.15%
         1-800 Contacts, Inc.+(1)................   2,682          39,425
         1-800-FLOWERS.COM, Inc., Class A+.......   9,456          90,683
         ABM Industries, Inc.....................  18,925         359,954
         Administaff, Inc.+(1)...................   9,865         163,167
         Advisory Board Co.+.....................   4,887         167,282
         Alderwoods Group, Inc.+(1)..............  18,657         240,862
         Arbitron, Inc.+.........................  14,967         583,713
         Blount International, Inc.+(1)..........   2,079          20,748
         Brinks Co...............................  27,286         843,956
         Central European Distribution Corp.+(1).   3,689         111,703
         Central Parking Corp.(1)................   9,092         168,111
         Century Business Services, Inc.+........  33,299         137,192
         Cenveo, Inc.+...........................  15,251          47,126
         Ceradyne, Inc.+(1)......................   6,586         219,116
         Charles River Associates, Inc.+.........   3,943         133,786
         Chemed Corp.(1).........................   6,072         286,720
         Clark, Inc.+............................   7,848         137,183
         Cornell Cos., Inc.+(1)..................   6,204          82,823
         Corrections Corp. of America+...........  17,602         673,453
         CoStar Group, Inc.+.....................   7,416         306,874
         CPI Corp................................   4,082          63,353

                                                  Number      Market
                                                 of Shares    Value
        ---------------------------------------------------------------
        Commercial Services (continued)
          Crown Holdings, Inc.+.................  82,950   $     740,743
          Dycom Industries, Inc.+...............  24,079         594,511
          Electro Rent Corp.+...................   8,405          91,951
          Euronet Worldwide, Inc.+..............   8,998         206,864
          First Consulting Group, Inc.+(1)......   9,585          50,034
          FTI Consulting, Inc.+(1)..............  20,721         347,077
          Geo Group, Inc.+......................   4,659          90,152
          Greif Brothers Corp., Class A.........   6,487         230,937
          Healthcare Services Group, Inc.(1)....   7,075         109,946
          ICT Group, Inc.+(1)...................   2,765          31,632
          Insurance Auto Auctions, Inc.+(1).....   4,395          71,902
          Integrated Electrical Services, Inc.+.  15,914         143,226
          Kroll, Inc.+(1).......................  18,144         662,982
          Landauer, Inc.........................   4,022         164,942
          Maritrans, Inc.(1)....................   3,486          51,070
          Maximus, Inc.+........................   8,153         293,019
          McGrath Rent Corp.....................   3,828         119,242
          MemberWorks, Inc.+(1).................   3,387          96,936
          Mobile Mini, Inc.+(1).................   6,673         142,268
          Navigant Consulting, Inc.+............  22,481         459,736
          Pacer International, Inc.+............  11,213         214,056
          Parexel International Corp.+(1).......  12,893         255,152
          Petroleum Helicopters, Inc.+(1).......   1,836          34,700
          Plexus Corp.+.........................  20,156         296,092
          Pre-Paid Legal Services, Inc.+(1).....   7,440         175,286
          PRG-Shultz International, Inc.+(1)....  19,664          88,685
          ProcureNet, Inc.(2)...................   9,300              93
          Quanta Services, Inc.+(1).............  36,816         195,125
          Raven Industries, Inc.(1).............   3,327         105,765
          Rent-Way, Inc.+(1)....................  10,630          98,859
          Rewards Network, Inc.+(1).............  12,151         119,809
          Rollins, Inc..........................   9,585         233,778
          Safeguard Scientifics, Inc.+(1).......  60,020         153,051
          SFBC International, Inc.+.............   5,403         131,455
          Silgan Holdings, Inc..................   5,440         228,154
          SM&A+(1)..............................   6,131          49,661
          Sotheby's Holdings, Inc., Class A+....  22,420         334,282
          Source Interlink Cos., Inc.+..........   7,344          77,112
          Sourcecorp, Inc.+.....................   7,674         197,068
          Stamps.com, Inc.+.....................   9,189         121,387
          Startek, Inc.(1)......................   5,271         175,841
          Stewart Information Services Corp.....   8,407         287,099
          TeleTech Holdings, Inc.+(1)...........  17,436         131,119
          United Rentals, Inc.+.................  26,743         457,305
          URS Corp.+............................  10,397         261,796
          Volt Information Sciences, Inc.+......   3,989         102,517
          Washington Group International, Inc.+.  12,576         441,166
          Watson Wyatt & Co. Holdings, Class A+.  16,568         433,253
          Wireless Facilities, Inc.+(1).........  17,935         170,024
                                                           -------------
                                                              15,146,090
                                                           -------------
        Conglomerates -- 0.11%
          Trinity Industries, Inc.(1)...........  17,690         506,111
                                                           -------------
        Consumer Service -- 0.03%
          Advanta Corp., Class B(1).............  10,171         161,312
                                                           -------------
        Drugs -- 2.32%
          aaiPharma, Inc.+(1)...................   7,006          32,298
          Able Laboratories, Inc.+(1)...........   8,477         157,672
          Accelrys, Inc.+.......................  11,904         118,921
          Adolor Corp.+.........................  18,951         264,556
          Alpharma, Inc., Class A...............  19,457         380,968
          Alteon, Inc.+(1)......................  19,085          24,811
          Antigenics, Inc.+(1)..................  11,335          91,473
          Atrix Labs, Inc.+.....................  10,874         296,751
          AVI Biopharma, Inc.+(1)...............  11,535          26,069
          Bentley Pharmaceuticals, Inc.+(1).....   7,609          95,873
          Biopure Corp., Class A+(1)............  18,784          16,154

                                                                             65
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                    Number      Market
                                                   of Shares    Value
     --------------------------------------------  --------- -------------
     COMMON STOCK (continued)
     Drugs (continued)
       Bone Care International, Inc.+.............   4,712   $     100,601
       Bradley Pharmaceuticals, Inc., Class A+(1).   5,993         139,517
       Chronimed, Inc.+(1)........................   6,296          46,590
       Cima Labs, Inc.+(1)........................   7,196         232,575
       Collagenex Pharmaceuticals, Inc.+..........   4,679          45,948
       Corixa Corp.+(1)...........................  22,739         115,287
       Cubist Pharmaceuticals, Inc.+(1)...........  19,546         194,287
       D&K Healthcare Resources, Inc..............   6,316          75,603
       Dendreon Corp.+(1).........................   7,041          77,099
       Durect Corp., Inc.+(1).....................  14,737          52,022
       First Horizon Pharmaceutical Corp.+(1).....  10,188         180,582
       Genta, Inc.+...............................  24,824          57,095
       Guilford Pharmaceuticals, Inc.+(1).........  12,921          80,110
       Hi-Tech Pharmacal Co., Inc.+(1)............   2,485          46,196
       Ilex Oncology, Inc.+.......................  19,286         446,471
       ImmunoGen, Inc.+(1)........................  20,407         163,460
       Impax Laboratories, Inc.+(1)...............  16,698         369,861
       Indevus Pharmaceuticals, Inc.+(1)..........  18,881         157,279
       Isis Pharmaceuticals, Inc.+(1).............  22,345         144,349
       K-V Pharmaceutical Co., Class A+(1)........  16,261         414,656
       KOS Pharmaceuticals, Inc.+.................   9,232         307,149
       La Jolla Pharmaceutical Co.+...............  30,744          83,009
       Lannett Co., Inc.+(1)......................   2,956          50,104
       Ligand Pharmaceuticals, Inc., Class B+(1)..  30,255         618,412
       Natures Sunshine Products, Inc.(1).........   4,888          72,831
       NBTY, Inc.+................................  25,907         956,227
       NeighborCare, Inc.+........................  13,198         395,940
       NeoPharm, Inc.+(1).........................   7,856          86,416
       Omega Protein Corp.+(1)....................   3,049          32,929
       OSI Pharmaceuticals, Inc.+(1)..............  19,491       1,597,482
       Pain Therapeutics, Inc.+(1)................  11,596          90,681
       Penwest Pharmaceuticals Co.+(1)............   8,110          89,372
       Perrigo Co.................................  30,730         628,736
       Priority Healthcare Corp., Class B+........  17,383         351,137
       Salix Pharmaceuticals, Ltd.+...............   8,969         270,595
       SciClone Pharmaceuticals, Inc.+(1).........  22,258         110,622
       Star Scientific, Inc.+(1)..................  12,324          37,958
       SuperGen, Inc.+(1).........................  19,577         148,198
       Tanox, Inc.+(1)............................  12,001         197,656
       Theragenics Corp.+.........................  15,062          64,315
       USANA Health Sciences, Inc.+(1)............   4,432         123,387
       Vivus, Inc.+...............................  18,935          77,823
       Zymogenetics, Inc.+(1).....................   7,233         115,149
                                                             -------------
                                                                11,151,262
                                                             -------------
     Electronics/Electrical Equipment -- 4.54%
       Advanced Energy Industries, Inc.+..........   8,425         129,155
       Analogic Corp..............................   3,967         182,998
       Artesyn Technologies, Inc.+(1).............  15,883         145,171
       Avista Corp................................  24,251         411,297
       BEI Technologies, Inc......................   5,529         147,458
       Bel Fuse, Inc., Class B(1).................   4,912         178,502
       Belden, Inc................................  11,291         190,818
       Benchmark Electronics, Inc.+...............  20,453         595,796
       C&D Technologies, Inc......................  10,268         167,676
       C-COR.net Corp.+...........................  18,418         163,736
       Cable Design Technologies Corp.+(1)........  19,910         166,049
       Checkpoint Systems, Inc.+..................  18,907         326,335
       Coherent, Inc.+............................  14,741         399,334
       Commscope, Inc.+...........................  25,945         447,551
       CTS Corp...................................  18,139         197,715
       Cubic Corp.(1).............................   7,782         175,173
       Cymer, Inc.+...............................  18,280         672,704
       Daktronics, Inc.+(1).......................   7,129         166,462
       Dionex Corp.+..............................   8,372         421,614
       DSP Group, Inc.+...........................  14,506         381,798
       Electro Scientific Industries, Inc.+.......  13,997         319,552
       Emcor Group, Inc.+.........................   6,582         278,945

                                                        Number      Market
                                                       of Shares    Value
  ---------------------------------------------------------------------------
  Electronics/Electrical Equipment (continued)
    Encore Wire Corp.+................................    5,216  $     158,905
    Energy Conversion Devices, Inc.+(1)...............    9,525        119,348
    Enterasys Networks, Inc.+.........................  102,192        200,296
    ESCO Technologies, Inc.+..........................    6,033        297,427
    Excel Technology, Inc.+...........................    4,592        148,092
    Fargo Electronics, Inc.+(1).......................    5,788         65,752
    FEI Co.+(1).......................................   12,287        306,561
    Flir Systems, Inc.+...............................   15,694        772,145
    FuelCell Energy, Inc.+(1).........................   20,693        328,398
    General Cable Corp.+(1)...........................   19,196        153,760
    Gerber Scientific, Inc.+..........................   10,502         65,532
    Global Imaging Systems, Inc.+(1)..................    7,442        251,986
    Graftech International, Ltd.+.....................   44,863        426,198
    Harmonic, Inc.+...................................   35,125        224,449
    Hypercom Corp.+...................................   13,766         92,508
    Identix, Inc.+(1).................................   43,007        311,801
    Innovex, Inc.+(1).................................    9,139         49,259
    Intermagnetics General Corp.+.....................    8,276        243,894
    Invision Technologies, Inc.+(1)...................    8,627        430,056
    Itron, Inc.+(1)...................................   10,240        211,354
    Keithley Instruments, Inc.........................    6,137        132,621
    Kemet Corp.+......................................   43,367        526,909
    Littelfuse, Inc.+.................................    9,663        382,268
    Magma Design Automation, Inc.+(1).................   11,193        213,786
    Medis Technologies, Ltd.+(1)......................    5,922         83,619
    Methode Electronics, Inc., Class A................   16,763        184,728
    Metrologic Instruments, Inc.+(1)..................    3,864         57,264
    Molecular Devices Corp.+(1).......................    6,433        109,683
    Newport Corp.+....................................   19,445        282,536
    Oplink Communications, Inc.+......................   51,220        102,952
    Optical Communication Products, Inc., Class A+(1).    7,963         17,996
    OSI Systems, Inc.+(1).............................    6,490        144,922
    Park Electrochemical Corp.........................    8,656        216,054
    Paxar Corp.+......................................   13,998        257,983
    Pemstar, Inc.+(1).................................   14,700         38,661
    Photon Dynamics, Inc.+............................    8,035        259,289
    Pixelworks, Inc.+(1)..............................   17,328        313,290
    Planar Systems, Inc.+(1)..........................    7,038         89,031
    Powell Industries, Inc.+..........................    3,310         56,568
    Power-One, Inc.+..................................   31,887        321,421
    Rayovac Corp.+....................................   16,326        442,435
    Research Frontiers, Inc.+(1)......................    5,021         45,038
    Richardson Electronics, Ltd.......................    3,148         35,604
    Rofin-Sinar Technologies, Inc.+...................    7,308        191,258
    Rogers Corp.+.....................................    8,014        492,460
    SAFLINK, Corp.+(1)................................   15,760         37,824
    SBS Technologies, Inc.+...........................    7,354        136,049
    ScanSource, Inc.+.................................    5,366        285,739
    Silicon Image, Inc.+(1)...........................   37,015        440,478
    Sipex Corp.+(1)...................................   12,475         80,464
    Sonic Solutions+(1)...............................    7,586        161,203
    Standard Microsystems Corp.+......................    6,453        159,196
    Standex International Corp........................    5,508        142,767
    Stoneridge, Inc.+(1)..............................    6,398        100,193
    Superconductor Technologies+......................   28,708         33,014
    Sypris Solutions, Inc.............................    3,305         62,795
    Technitrol, Inc.+.................................   20,212        420,612
    Thomas & Betts Corp...............................   21,468        525,107
    Thomas Industries, Inc............................    4,783        162,718
    Trimble Navigation, Ltd.+.........................   25,423        686,929
    TTM Technologies, Inc.+...........................    9,684        110,398
    Universal Display Corp.+(1).......................    9,256        106,259
    Universal Electronics, Inc.+(1)...................    6,854        101,028
    Varian, Inc.+.....................................   14,719        654,995
    Vicor Corp.+......................................    9,663        134,316
    Watts Industries, Inc., Class A...................    6,557        159,138
    Wesco International, Inc.+........................    8,010        132,806
    Wilson Greatbatch Technologies, Inc.+.............   10,002        272,054

66
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                     Number      Market
                                                    of Shares    Value
    ----------------------------------------------  --------- -------------
    COMMON STOCK (continued)
    Electronics/Electrical Equipment (continued)
      Woodhead Industries, Inc.....................   4,922   $      74,125
      Woodward Governor Co.........................   4,444         295,304
      X-Rite, Inc..................................  10,197         136,436
      Zygo Corp.+..................................   7,935          84,111
                                                              -------------
                                                                 21,817,994
                                                              -------------
    Fertilizers -- 0.09%
      Delta & Pine Land Co.........................  18,834         436,572
                                                              -------------
    Finance Companies -- 0.56%
      Accredited Home Lenders Holding Co.+.........   5,211         156,330
      Charter Municipal Mtg. Acceptance Co.........  22,364         454,660
      Chittenden Corp..............................  16,849         546,076
      Credit Acceptance Corp.+(1)..................   6,070          91,354
      E-Loan, Inc.+................................  22,487          54,868
      Federal Agricultural Mtg. Corp., Class C+(1).   3,932          89,886
      Financial Federal Corp.+.....................   7,313         228,458
      Metris Cos., Inc.+(1)........................  14,259         107,655
      Portfolio Recovery Associates, Inc.+(1)......   6,160         164,903
      United PanAm Financial Corp.+................   1,986          28,797
      Westcorp.....................................   7,581         325,604
      WFS Financial, Inc.+.........................   6,109         286,573
      World Acceptance Corp.+......................   7,910         141,510
                                                              -------------
                                                                  2,676,674
                                                              -------------
    Financial Services -- 0.89%
      Affiliated Managers Group, Inc.+(1)..........  14,584         710,970
      Bankrate, Inc.+..............................   3,008          34,141
      Coinstar, Inc.+(1)...........................  10,907         189,782
      CompuCredit Corp.+...........................   6,697         117,465
      eSpeed, Inc., Class A+.......................  11,834         224,491
      First Albany Cos., Inc.......................   4,028          42,173
      Gabelli Asset Management, Inc., Class A(1)...   3,278         137,414
      Investment Technology Group, Inc.+...........  22,037         300,805
      iPayment, Inc.+..............................   2,766         116,034
      Knight Trading Group, Inc.+..................  36,495         418,233
      MCG Capital Corp.(1).........................  13,703         212,259
      Medallion Financial Corp.....................   7,013          53,509
      National Processing, Inc.+...................   3,893         111,963
      NCO Group, Inc.+.............................   9,808         243,140
      New Century Financial Corp.(1)...............  13,349         582,150
      Newtek Business Services, Inc.+(1)...........   4,268          20,529
      PDI, Inc.+...................................   3,471          99,965
      Resource America, Inc.(1)....................   7,441         162,214
      Sanders Morris Haris Group, Inc.(1)..........   5,328          71,661
      Saxon Capital, Inc.+.........................  13,625         325,229
      SWS Group, Inc...............................   7,039         113,469
                                                              -------------
                                                                  4,287,596
                                                              -------------
    Foods -- 1.10%
      Alico, Inc...................................   1,765          62,304
      American Italian Pasta Co., Class A(1).......   7,492         219,216
      Arden Group, Inc.(1).........................     709          57,074
      Chiquita Brands International, Inc.+.........  17,301         303,114
      Corn Products International, Inc.............  18,115         785,829
      Flowers Foods, Inc...........................  15,814         369,573
      Hain Celestial Group, Inc.+..................  11,198         198,205
      International Multifoods Corp.+..............   8,829         220,372
      Interstate Bakeries Corp.....................  22,532         236,586
      J&J Snack Foods Corp.+.......................   3,104         123,415
      John B. Sanfilippo & Son, Inc.+(1)...........   3,027          75,433
      Lance, Inc...................................  12,430         189,557
      M & F Worldwide Corp.+(1)....................   5,126          66,638
      Maui Land & Pineapple Co., Inc.+(1)..........   1,560          51,121
      Pilgrims Pride Corp.(1)......................  12,279         330,059
      Ralcorp Holdings, Inc.+......................  14,528         484,509
      Riviana Foods, Inc.(1).......................   3,002          78,772
      Sanderson Farms, Inc.........................   3,927         180,642
      Seabord Corp.................................     186          69,564

                                                   Number      Market
                                                  of Shares    Value
      ------------------------------------------------------------------
      Foods (continued)
        Sensient Technologies Corp.(1)...........  19,928   $     402,546
        Tejon Ranch Co.+(1)......................   3,483         120,965
        United Natural Foods, Inc.+..............  19,262         487,136
        Wild Oats Markets, Inc.+.................  12,465         168,901
                                                            -------------
                                                                5,281,531
                                                            -------------
      Freight -- 1.21%
        Alexander & Baldwin, Inc.................  20,817         663,438
        Ambassadors International, Inc.(1).......   3,009          38,605
        Arkansas Best Corp.......................  10,918         325,247
        Covenant Transport, Inc., Class A+.......   3,684          57,728
        EGL, Inc.+...............................  15,841         362,442
        Forward Air Corp.+.......................   5,489         169,336
        GATX Corp................................  20,981         505,852
        Gulfmark Offshore, Inc.+(1)..............   6,840          91,998
        Heartland Express, Inc...................  15,221         368,653
        Kirby Corp.+.............................   9,279         328,477
        Knight Transportation, Inc.+.............  12,198         297,387
        Landstar System, Inc.+...................  13,856         673,679
        Offshore Logistics, Inc.+................   9,367         215,160
        Overseas Shipholding Group, Inc..........   8,712         332,276
        P.A.M. Transportation Services, Inc.+(1).   2,875          53,188
        SCS Transportation, Inc.+................   6,978         158,749
        Seabulk International, Inc.+(1)..........   5,886          52,209
        US Xpress Enterprises, Inc., Class A+(1).   2,844          36,830
        USF Corp.................................  13,586         390,597
        Yellow Roadway Corp.+....................  20,033         715,378
                                                            -------------
                                                                5,837,229
                                                            -------------
      Funeral Services -- 0.08%
        Stewart Enterprises, Inc., Class A+......  48,562         365,186
                                                            -------------
      Gas & Pipeline Utilities -- 0.15%
        Atmos Energy Corp........................  25,108         622,427
        Cascade Natural Gas Corp.................   5,577         110,815
                                                            -------------
                                                                  733,242
                                                            -------------
      Hardware & Tools -- 0.12%
        Lincoln Electric Holdings, Inc...........  16,181         501,611
        Penn Engineering & Manufacturing Corp....   5,149          90,313
                                                            -------------
                                                                  591,924
                                                            -------------
      Healthcare -- 2.67%
        Accredo Health, Inc.+....................  24,024         873,993
        Advanced Medical Optics, Inc.+(1)........  14,590         512,109
        Alaris Medical, Inc.+....................   8,899         197,825
        Alliance Imaging, Inc.+..................   6,000          23,040
        American Healthways, Inc.+(1)............  13,171         270,664
        American Medical Systems Holdings, Inc.+.  10,357         324,485
        BioVeris Corp.+..........................  10,164         127,660
        Bruker BioSciences Corp.+(1).............  10,215          48,623
        Candela Corp.+...........................   8,202          85,301
        Columbia Laboratories, Inc.+(1)..........  16,544          50,625
        Cooper Cos., Inc.........................  16,589         915,713
        Corvel Corp.+............................   3,267          75,892
        Covance, Inc.+@..........................  30,913       1,119,669
        Curative Health Services, Inc.+(1).......   5,343          56,208
        Dade Behring Holdings, Inc.+.............  21,282         950,241
        Epix Medical, Inc.+(1)...................   8,267         201,963
        Exactech, Inc.+..........................   2,986          59,720
        Genesis HealthCare Corp.+................   6,057         156,816
        Gentiva Health Services, Inc.+...........  11,910         189,131
        HealthExtras, Inc.+(1)...................   7,769         118,477
        Hooper Holmes, Inc.......................  28,541         159,830
        Intuitive Surgical, Inc.+................  13,918         230,204
        Invacare Corp.(1)........................  13,196         547,238
        Inveresk Research Group, Inc.+...........  14,898         448,132
        Inverness Medical Innovations, Inc.+(1)..   6,187         119,966
        Kindred Healthcare, Inc.+(1).............  11,858         294,553

                                                                             67
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                      Number      Market
                                                     of Shares    Value
    -----------------------------------------------  --------- -------------
    COMMON STOCK (continued)
    Healthcare (continued)
      LabOne, Inc.+.................................   5,576   $     173,469
      Matria Healthcare, Inc.+......................   4,657         101,755
      MedQuist, Inc.+...............................   5,140          63,376
      Mentor Corp.(1)...............................  19,308         618,821
      Micro Therapeutics, Inc.+(1)..................   5,960          25,986
      MIM Corp.+(1).................................  11,168          87,557
      National Healthcare Corp.(1)..................   3,280          86,264
      Odyssey Healthcare, Inc.+(1)..................  16,081         272,573
      Option Care, Inc.(1)..........................   6,438          86,720
      PolyMedica Corp.(1)...........................   9,629         278,374
      Province Healthcare Co.+......................  23,065         369,501
      RehabCare Group, Inc.+........................   7,999         199,815
      Sola International, Inc.+.....................  14,556         282,241
      Sybron Dental Specialties, Inc.+..............  19,188         522,681
      U.S. Physical Therapy, Inc.+(1)...............   5,654          69,883
      United Surgical Partners International, Inc.+.   8,653         337,554
      US Oncology, Inc.+............................  32,136         471,114
      VistaCare, Inc., Class A+.....................   5,779         105,640
      VISX, Inc.+...................................  19,103         449,112
      Vital Signs, Inc..............................   2,915          78,705
                                                               -------------
                                                                  12,839,219
                                                               -------------
    Heavy Duty Trucks/Parts -- 0.24%
      Bandag, Inc...................................   5,740         243,204
      Cascade Corp..................................   5,165         126,284
      Federal Signal Corp...........................  24,131         429,773
      Wabash National Corp.+(1).....................  13,621         358,232
                                                               -------------
                                                                   1,157,493
                                                               -------------
    Home Builders -- 0.62%
      Beazer Homes USA, Inc.(1).....................   6,582         663,268
      Brookfield Homes Corp.........................   7,905         232,723
      Dominion Homes, Inc.+.........................   1,884          57,481
      Levitt Corp., Class A+........................   7,172         172,343
      M/I Schottenstein Homes, Inc.(1)..............   5,189         220,377
      Meritage Corp.+...............................   4,549         310,196
      Orleans Homebuilders, Inc.+(1)................     949          17,367
      Standard Pacific Corp.........................  17,017         867,016
      Technical Olympic USA, Inc.+..................   1,255          40,850
      WCI Communities, Inc+.........................   8,474         188,547
      William Lyon Homes, Inc.+(1)..................   2,099         188,280
                                                               -------------
                                                                   2,958,448
                                                               -------------
    Hospital Management -- 0.70%
      Amsurg Corp.+(1)..............................  13,293         301,087
      Beverly Enterprises, Inc.+(1).................  45,882         389,079
      LifePoint Hospitals, Inc.+....................  18,842         708,459
      Orthodontic Centers of America, Inc.+(1)......  25,268         216,041
      Pediatrix Medical Group, Inc.+................  11,854         783,549
      Select Medical Corp...........................  24,648         330,530
      VCA Antech, Inc.+.............................  15,208         653,944
                                                               -------------
                                                                   3,382,689
                                                               -------------
    Hospital Supplies -- 1.14%
      Aaon, Inc.+(1)................................   4,580          87,753
      Advanced Neuromodulation Systems, Inc.+.......   9,120         297,586
      Align Technology, Inc.+.......................  22,229         423,685
      Ameron International Corp.(1).................   3,355         104,374
      Arrow International, Inc......................  11,609         350,244
      ArthroCare Corp.+(1)..........................   8,921         218,386
      Closure Medical Corp.+(1).....................   3,360          83,731
      Conceptus, Inc.+(1)...........................  10,107         105,416
      Conmed Corp.+.................................  14,561         370,578
      Datascope Corp................................   5,288         183,652
      Diagnostic Products Corp......................  10,242         431,393
      ICU Medical, Inc.+(1).........................   5,301         176,576
      Kensey Nash Corp.+............................   3,868         123,544
      Kyphon, Inc.+(1)..............................   9,498         232,606

                                                       Number      Market
                                                      of Shares    Value
  ---------------------------------------------------------------------------
  Hospital Supplies (continued)
    Medical Action Industries, Inc.+.................    3,905  $      68,767
    Meridian Bioscience, Inc.(1).....................    4,953         50,179
    Merit Medical Systems, Inc.+.....................   11,083        160,814
    OrthoLogic Corp.+................................   16,543        132,840
    Owens & Minor, Inc...............................   18,367        444,481
    PSS World Medical, Inc.+.........................   34,142        343,127
    SonoSite, Inc.+(1)...............................    7,152        152,552
    STAAR Surgical Co.+(1)...........................    9,201         69,560
    Techne Corp.+....................................   20,504        794,530
    Young Innovations, Inc...........................    2,038         55,800
                                                                -------------
                                                                    5,462,174
                                                                -------------
  Household Products -- 0.57%
    Chattem, Inc.+(1)................................    7,121        189,276
    CSS Industries, Inc..............................    2,334         81,457
    Del Laboratories, Inc.+..........................    2,411         69,437
    Elizabeth Arden, Inc.+...........................    7,958        175,394
    Intermediate Parfums, Inc........................    1,719         43,267
    Jacuzzi Brands, Inc.+............................   37,692        321,890
    Jarden Corp.+....................................   13,137        459,795
    John H. Harland Co.(1)...........................   13,990        423,897
    Libbey, Inc......................................    6,200        158,162
    National Presto Industries, Inc..................    2,372         93,457
    Playtex Products, Inc.+..........................   14,913        106,628
    Revlon, Inc., Class A+...........................    5,133         16,836
    Russ Berrie and Co., Inc.........................    4,526        122,202
    Tupperware Corp..................................   26,160        477,943
                                                                -------------
                                                                    2,739,641
                                                                -------------
  Human Resources -- 0.63%
    AMN Healthcare Services, Inc.+(1)................    6,684        101,597
    CDI Corp.........................................    6,141        203,820
    Cross Country Healthcare, Inc.+(1)...............    9,691        160,967
    Exult, Inc.+(1)..................................   16,776        103,676
    Gevity HR, Inc...................................    6,056        158,728
    Heidrick & Struggles International, Inc.+(1).....    8,185        228,689
    Hudson Highland Group, Inc.+(1)..................    4,368        121,212
    Kelly Services, Inc., Class A....................    8,418        233,515
    Korn/Ferry International+........................   15,949        221,531
    Labor Ready, Inc.+(1)............................   20,124        244,909
    Medical Staffing Network Holdings, Inc.+(1)......    5,504         36,271
    MPS Group, Inc.+.................................   47,424        525,458
    Resources Connection, Inc.+......................    9,906        422,194
    Spherion Corp.+..................................   29,828        275,611
                                                                -------------
                                                                    3,038,178
                                                                -------------
  Information processing - Business software -- 0.13%
    Cerner Corp.+(1).................................   14,225        608,261
                                                                -------------
  Information processing -Computer Services -- 0.08%
    CMG Information Services, Inc.+..................  185,677        365,784
                                                                -------------
  Information Processing - Hardware -- 1.10%
    Advanced Digital Information Corp.+..............   31,150        278,792
    Centillium Communications, Inc.+.................   15,698         51,803
    Concurrent Computer Corp.+(1)....................   31,244         63,113
    Cray, Inc.+(1)...................................   36,816        290,110
    Digimarc Corp.+(1)...............................    5,302         59,913
    Dot Hill Systems Corp.+..........................   17,869        169,755
    Drexler Technology Corp.+(1).....................    4,890         83,130
    Electronics Boutique Holdings Corp.+(1)..........    6,300        173,628
    Electronics for Imaging, Inc.+...................   22,166        615,328
    Gateway, Inc.+...................................  123,387        499,717
    Hutchinson Technology, Inc.+(1)..................   11,491        303,477
    InFocus Corp.+...................................   18,725        150,924
    Iomega Corp.+....................................   25,832        125,027
    Komag, Inc.+(1)..................................   13,502        195,779
    Lexar Media, Inc.+(1)............................   30,341        287,026
    Mercury Computer Systems, Inc.+..................   10,632        238,476

68
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                    Number      Market
                                                   of Shares    Value
     --------------------------------------------- --------- -------------
     COMMON STOCK (continued)
     Information Processing - Hardware (continued)
       Neoware Systems, Inc.+(1)..................    7,865  $      67,954
       Overland Storage, Inc.+....................    5,006         71,686
       PalmOne, Inc.+(1)..........................   18,591        394,687
       PC Connection, Inc.+(1)....................    3,369         25,840
       Quantum Corp.+.............................   71,067        209,648
       Radiant Systems, Inc.+.....................    8,491         38,125
       Sigma Designs, Inc.+(1)....................    8,868         59,238
       Silicon Storage Technology, Inc.+..........   39,997        517,961
       SimpleTech, Inc.+..........................    4,634         17,424
       Stratasys, Inc.+(1)........................    4,143        107,594
       Synaptics, Inc.+...........................    8,630        165,437
       Virage Logic Corp.+........................    6,330         47,665
                                                             -------------
                                                                 5,309,257
                                                             -------------
     Information Processing - Networking -- 0.06%
       Corvis Corp.+(1)...........................  176,913        265,369
                                                             -------------
     Information Processing - Services -- 4.14%
       ActivCard Corp.+...........................   18,578        118,713
       Adaptec, Inc.+.............................   53,939        441,760
       Aeroflex, Inc.+............................   32,417        413,641
       Agilysys, Inc.(1)..........................   14,084        173,374
       Akamai Technologies, Inc.+(1)..............   51,702        768,292
       Anixter International, Inc.+...............   15,646        477,203
       Ansoft Corp.+..............................    3,266         48,533
       Anteon International Corp.+................    9,360        275,746
       aQuantive, Inc.+(1)........................   19,736        198,544
       Ariba, Inc.+(1)............................  135,028        294,361
       AsiaInfo Holdings, Inc.+(1)................   14,952         73,713
       Ask Jeeves, Inc.+(1).......................   18,648        753,379
       Autobytel, Inc.+...........................   16,641        173,898
       Black Box Corp.............................    8,053        366,814
       CACI International, Inc., Class A+.........   14,444        536,450
       Catapult Communications Corp.+.............    2,826         46,657
       Ciber, Inc.+...............................   25,426        226,291
       CNET Networks, Inc.+.......................   50,818        490,902
       Computer Horizons Corp.+...................   15,247         54,432
       Computer Network Technology Corp.+(1)......   13,570         81,963
       CSG Systems International, Inc.+...........   26,293        501,933
       Cyberguard Corp.+..........................    5,712         48,324
       Datastream Systems, Inc.+..................    8,694         54,424
       Digital Insight Corp.+(1)..................   15,750        304,290
       Digital River, Inc.+.......................   13,678        429,626
       Digitas, Inc.+.............................    8,319         76,951
       Earthlink, Inc.+...........................   59,289        595,262
       eCollege.com, Inc.+(1).....................    7,123        119,880
       Entrust, Inc.+.............................   24,364        112,074
       Epicor Software Corp.+(1)..................   19,019        254,664
       Extreme Networks, Inc.+....................   48,534        258,201
       FileNET Corp.+.............................   18,196        497,661
       FindWhat.com+(1)...........................    6,725        155,751
       Forrester Research, Inc.+..................    6,963        127,562
       Freemarkets, Inc.+(1)......................   18,627        127,036
       Gartner, Inc., Class A+....................   39,285        481,241
       GSI Commerce, Inc.+(1).....................    8,169         66,986
       Harris Interactive, Inc.+..................   21,353        158,866
       iGate Corp.+...............................   10,204         45,510
       Infospace, Inc.+(1)........................   12,755        466,578
       Intergraph Corp.+..........................   18,184        457,146
       Interland, Inc.+(1)........................    6,831         19,878
       Internet Security Systems, Inc.+...........   18,681        295,533
       j2 Global Communications, Inc.+(1).........    8,344        206,681
       Kana Software, Inc.+.......................   13,923         39,263
       Keynote Systems, Inc.+(1)..................    7,928        103,460
       Kronos, Inc.+..............................   14,935        619,504
       Looksmart, Ltd.+...........................   40,422         94,588
       Manhattan Associates, Inc.+(1).............   10,958        312,303
       Marketwatch.com, Inc.+.....................    4,285         48,763

                                                    Number      Market
                                                   of Shares    Value
     ---------------------------------------------------------------------
     Information Processing - Services (continued)
       MatrixOne, Inc.+...........................   21,623  $     147,685
       Mentor Graphics Corp.+.....................   33,908        542,189
       Micros Systems, Inc.+......................    8,761        380,490
       Mindspeed Technologies, Inc.+..............   47,761        246,924
       MTS Systems Corp...........................   10,532        234,232
       Neoforma, Inc.+(1).........................    4,152         47,208
       Net2Phone, Inc.+(1)........................   15,326         65,519
       Netratings, Inc.+(1).......................    5,078         71,041
       NetScout Systems, Inc.+(1).................    9,682         66,709
       NIC, Inc.+(1)..............................   14,823         81,823
       NYFIX, Inc.+(1)............................   13,174         66,397
       Opsware, Inc.+(1)..........................   25,345        204,534
       PCTEL, Inc.+...............................   10,502        114,892
       PEC Solutions, Inc.+(1)....................    4,307         44,793
       Pegasystems, Inc.+(1)......................    4,847         41,248
       Perot Systems Corp., Class A+..............   36,844        501,447
       Pomeroy IT Solutions, Inc.+................    4,856         61,768
       Portal Software, Inc.+(1)..................   14,430         66,378
       ProQuest Co.+(1)...........................   11,948        311,604
       RadiSys Corp.+(1)..........................    9,371        156,121
       Redback Networks, Inc.+(1).................   21,752        110,283
       Register.com, Inc.+(1).....................    9,393         49,032
       Sapient Corp.+.............................   38,894        233,364
       Schawk, Inc., Class A......................    3,816         50,562
       Secure Computing Corp.+(1).................   17,096        151,471
       Silicon Graphics, Inc.+(1).................  126,357        238,815
       Sohu.com, Inc.+(1).........................    8,501        175,546
       SonicWALL, Inc.+...........................   27,244        216,862
       SRA International, Inc., Class A+(1).......    4,275        165,742
       Sykes Enterprises, Inc.+...................   12,013         75,201
       Synplicity, Inc.+(1).......................    6,049         35,387
       Syntel, Inc................................    3,201         60,659
       TheStreet.com, Inc.+(1)....................    6,398         24,057
       Tier Technologies, Inc., Class B+..........    7,047         76,671
       Trizetto Group, Inc.+(1)...................   15,573        101,692
       Tyler Technologies, Inc.+..................   20,256        180,278
       United Online, Inc.+(1)....................   21,481        403,628
       ValueClick, Inc.+..........................   35,166        384,716
       Verso Technologies, Inc.+(1)...............   66,768        105,827
       webMethods, Inc.+..........................   22,990        200,473
       Websense, Inc.+............................   10,516        340,508
                                                             -------------
                                                                19,928,381
                                                             -------------
     Information Processing - Software -- 4.02%
       Advent Software, Inc.+.....................   16,083        304,290
       Agile Software Corp.+......................   23,044        184,352
       Allscripts Heathcare Solutions, Inc.+......   12,138        100,005
       Altiris, Inc.+(1)..........................    5,155        137,896
       Ansys, Inc.+...............................    7,444        320,688
       Ascential Software Corp.+..................   29,175        468,259
       Aspen Technologies, Inc.+(1)...............   17,679        111,554
       At Road, Inc.+(1)..........................   14,361        127,669
       Atari, Inc.+(1)............................    4,029         11,201
       Avid Technology, Inc.+.....................   15,767        820,199
       Barra, Inc.(1).............................    7,476        305,843
       Borland Software Corp.+....................   35,594        313,227
       BroadVision, Inc.+(1)......................   12,898         44,614
       CCC Information Services Group, Inc.+(1)...    6,233         90,254
       Computer Programs & Systems, Inc.(1).......    3,130         60,691
       Concord Communications, Inc.+..............    8,629         98,543
       Concur Technologies, Inc.+(1)..............   11,524        125,151
       Convera Corp., Class A+(1).................    6,499         18,457
       Dendrite International, Inc.+..............   14,935        250,759
       E.piphany, Inc.+...........................   27,989        131,548
       Echelon Corp.+(1)..........................   14,214        152,516
       Eclipsys Corp.+(1).........................   17,480        242,622
       eFunds Corp.+..............................   23,519        376,539
       Embarcadero Technologies, Inc.+............    6,950         78,744

                                                                             69
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                      Number      Market
                                                     of Shares    Value
   ------------------------------------------------  --------- -------------
   COMMON STOCK (continued)
   Information Processing - Software (continued)
     EPIQ Systems, Inc.+(1).........................    6,413  $      93,822
     eResearch Technology, Inc.+(1).................   20,238        511,819
     F5 Networks, Inc.+.............................   14,446        428,902
     FalconStor Software, Inc.+(1)..................   17,089        118,256
     Group 1 Software, Inc.+(1).....................    4,525        103,442
     Hyperion Solutions Corp.+......................   19,179        760,256
     IDX Systems Corp.+.............................    8,668        252,499
     IMPAC Medical Systems, Inc.+...................    3,105         36,266
     Informatica Corp.+.............................   34,214        265,501
     Infousa, Inc.+.................................   14,862        133,758
     Integral Systems, Inc.(1)......................    4,890         85,917
     InteliData Technologies Corp.+(1)..............   24,636         18,723
     Intellisync Corp.+(1)..........................   25,795         65,261
     Inter-Tel, Inc.................................    9,347        230,684
     InterCept, Inc.+(1)............................    8,999        133,995
     InterVoice-Brite, Inc.+(1).....................   17,161        240,426
     Interwoven, Inc.+..............................   20,117        185,479
     JDA Software Group, Inc.+......................   14,339        181,388
     Keane, Inc.+...................................   25,976        372,756
     Lawson Software, Inc.+.........................   21,295        152,685
     Lionbridge Technologies, Inc.+(1)..............   15,807        123,769
     Mantech International Corp., Class A+(1).......    6,671        123,414
     Manugistics Group, Inc.+.......................   32,897        146,392
     MAPICS, Inc.+..................................   10,748        106,943
     Micromuse, Inc.+...............................   27,520        162,918
     Microstrategy, Inc., Class A+(1)...............    5,360        257,334
     Mobius Management Systems, Inc.+(1)............    3,634         21,804
     MRO Software, Inc.+............................    9,655        137,970
     MSC Software Corp.+(1).........................   12,052        107,745
     Nassda Corp.+(1)...............................    6,804         35,857
     NDCHealth Corp.................................   17,521        391,244
     Netegrity, Inc.+...............................   14,087        132,700
     NetIQ Corp.+...................................   26,852        355,789
     Nuance Communications, Inc.+...................    2,805         13,773
     Omnicell, Inc.+................................    7,978        106,506
     Openwave Systems, Inc.+(1).....................   31,977        357,183
     Opnet Technologies, Inc.+(1)...................    5,506         76,699
     Packeteer, Inc.+(1)............................   12,225        174,695
     PalmSource, Inc.+(1)...........................    7,354        148,918
     Parametric Technology Corp.+...................  107,630        522,005
     PDF Solutions, Inc.+(1)........................    7,983         71,767
     Per-Se Technologies, Inc.+.....................   13,494        175,422
     Pinnacle Systems, Inc.+........................   30,474        221,546
     Progress Software Corp.+.......................   13,941        260,836
     QAD, Inc.+.....................................    5,408         57,163
     Quality Systems, Inc.+.........................    1,665         77,805
     Quest Software, Inc.+..........................   19,756        262,952
     Raindance Communications, Inc.+................   24,033         52,392
     Renaissance Learning, Inc.(1)..................    3,856         80,937
     Retek, Inc.+...................................   27,085        176,594
     Roxio, Inc.+(1)................................   16,871         75,413
     RSA Security, Inc.+(1).........................   25,356        465,029
     S1 Corp.+(1)...................................   36,733        344,923
     ScanSoft, Inc.+(1).............................   40,959        214,625
     Seachange International, Inc.+(1)..............   11,934        178,175
     SeeBeyond Technology Corp.+....................   24,127         72,864
     Serena Software, Inc.+(1)......................   11,439        242,964
     Softbrands, Inc.+(1)...........................    2,195          2,458
     SPSS, Inc.+....................................    6,174        102,797
     SS&C Technologies, Inc.........................    5,538        127,319
     Stellent, Inc.+(1).............................    8,830         70,375
     SupportSoft, Inc.+.............................   14,878        146,102
     Sybase, Inc.+..................................   43,840        762,816
     Talx Corp......................................    6,823        158,294
     TIBCO Software, Inc.+..........................   42,205        350,301
     Tradestation Group, Inc.+......................    8,738         59,506
     Transaction Systems Architects, Inc., Class A+.   18,210        343,623
     Ulticom, Inc.+(1)..............................    5,473         51,446

                                                       Number      Market
                                                      of Shares    Value
  --------------------------------------------------------------------------
  Information Processing - Software (continued)
    Vastera, Inc.+...................................   13,479  $      46,503
    Verint Systems, Inc.+(1).........................    3,314        101,972
    Verity, Inc.+....................................   10,536        146,450
    Vignette Corp.+..................................  116,785        192,695
    VitalWorks, Inc.+................................   18,822         63,995
    Vitria Technology, Inc.+.........................    9,244         26,253
    WatchGuard Technologies, Inc.+(1)................   16,520        107,545
    WebEx Communications, Inc.+(1)...................   12,723        300,390
    Wind River Systems, Inc.+........................   36,574        376,346
                                                                -------------
                                                                   19,319,707
                                                                -------------
  Insurance -- 2.58%
    21st Century Insurance Group#....................   11,611        151,988
    Alfa Corp........................................   16,998        232,023
    Allmerica Financial Corp.+.......................   26,747        859,916
    American Medical Security Group, Inc.+...........    5,761        148,807
    American Physicians Capital, Inc.+(1)............    4,384        101,051
    AMERIGROUP Corp.+................................   12,035        507,516
    AmerUs Group Co..................................   19,652        773,306
    Argonaut Group, Inc.+............................   12,652        219,892
    Baldwin & Lyons, Inc., Class B...................    3,816         92,156
    Centene Corp.+(1)................................    8,784        316,663
    Citizens, Inc., Class A+(1)......................   14,398         98,194
    CNA Surety Corp.+................................    7,810         81,224
    Commerce Group, Inc..............................   11,639        527,479
    Crawford & Co., Class B..........................    5,406         26,760
    Delphi Financial Group, Inc., Class A............   12,336        496,894
    Donegal Group, Inc., Class A.....................    2,282         47,876
    EMC Insurance Group, Inc.(1).....................    1,163         23,586
    Enstar Group, Inc.+..............................    1,529         69,248
    FBL Financial Group, Inc., Class A(1)............    5,886        166,986
    Financial Industries Corp.+(1)...................    3,997         45,766
    Great American Financial Resources, Inc.(1)......    3,363         51,286
    Harleysville Group, Inc..........................   15,173        286,618
    Hilb, Rogal & Hamilton Co........................   15,897        565,456
    Horace Mann Educators Corp.......................   19,681        333,199
    Independence Holding Co.(1)......................    1,650         54,203
    Infinity Property & Casualty Corp................    6,229        194,345
    Kansas City Life Insurance Co.(1)................    1,834         69,692
    LandAmerica Financial Group, Inc.................    9,319        371,735
    Midland Co.(1)...................................    3,800         99,256
    National Western Life Insurance Co., Class A+(1).    1,089        159,157
    Navigators Group, Inc.+..........................    3,066         88,607
    NYMAGIC, Inc.....................................    1,092         28,064
    Ohio Casualty Corp.+.............................   27,909        523,294
    Penn-America Group, Inc..........................    4,636         61,195
    Philadelphia Cons. Holding Corp.+................    7,829        443,748
    Phoenix Cos., Inc.(1)............................   47,354        554,515
    PMA Capital Corp., Class A(1)....................   10,757         74,976
    Presidential Life Corp...........................   10,383        175,680
    ProAssurance Corp.+..............................   11,923        394,294
    RLI Corp.........................................    9,103        327,435
    Safety Insurance Group, Inc.(1)..................    4,775         93,208
    Selective Insurance Group, Inc...................   13,523        488,586
    Sierra Health Services, Inc.+(1).................   11,706        500,900
    State Auto Financial Corp........................    6,467        196,985
    Triad Guaranty, Inc.+............................    3,840        220,646
    UICI+............................................   18,779        373,327
    United Fire & Casualty Co........................    3,622        200,478
    Universal American Financial Corp.+..............   11,844        129,692
    USI Holdings Corp.+(1)...........................   11,246        173,076
    Zenith National Insurance Corp.(1)...............    4,442        205,354
                                                                -------------
                                                                   12,426,338
                                                                -------------
  Leisure and Tourism -- 4.31%
    Action Performance Cos., Inc.(1).................    7,724        117,019
    Activision, Inc.+................................   66,309      1,049,008
    Alliance Gaming Corp.+...........................   24,822        538,637

70
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                   Number      Market
                                                  of Shares    Value
      ------------------------------------------  --------- -------------
      COMMON STOCK (continued)
      Leisure and Tourism (continued)
        Alloy, Inc.+(1)..........................  17,190   $      86,122
        Ambassadors Group, Inc.(1)...............   2,617          53,884
        AMC Entertainment, Inc.+.................  15,611         235,726
        Ameristar Casinos, Inc...................   5,387         176,909
        Arctic Cat, Inc..........................   7,465         172,068
        Argosy Gaming Co.+.......................  11,454         407,304
        Aztar Corp.+.............................  14,185         342,000
        Bally Total Fitness Holding Corp.+(1)....  15,793          72,648
        Bob Evans Farms, Inc.....................  17,631         452,940
        Boca Resorts, Inc., Class A+.............  12,534         225,361
        Boyd Gaming Corp.........................  16,103         374,395
        California Pizza Kitchen, Inc.+(1).......   8,354         157,724
        Callaway Golf Co.........................  33,092         535,429
        Carmike Cinemas, Inc.+...................     913          33,416
        CEC Entertainment, Inc.+.................  16,534         508,090
        Chicago Pizza & Brewery, Inc.+(1)........   5,426          72,817
        Choice Hotels International, Inc.........   9,859         472,246
        Churchill Downs, Inc.(1).................   3,005         113,829
        CKE Restaurants, Inc.+(1)................  23,661         239,449
        Dave & Buster's, Inc.+(1)................   5,576         104,271
        Dollar Thrifty Automotive Group, Inc.+...  11,521         302,081
        Dover Downs Gaming & Entertainment, Inc..   4,218          45,217
        Dover Motorsports, Inc...................   7,302          33,516
        Gaylord Entertainment Co.+(1)............   7,251         208,466
        Handleman Co.............................  11,135         249,424
        Hollywood Entertainment Corp.+...........  26,728         354,948
        IHOP Corp.(1)............................   9,962         358,632
        Isle of Capri Casinos, Inc.+.............   7,580         146,900
        Jack in the Box, Inc.+...................  17,118         478,790
        Jakks Pacific, Inc.+(1)..................  12,363         219,814
        K2, Inc.+(1).............................  15,724         231,457
        La Quinta Corp.+.........................  80,818         605,327
        Landry's Seafood Restaurants, Inc........  10,870         326,100
        Lone Star Steakhouse & Saloon, Inc.......   7,649         194,285
        Macrovision Corp.+.......................  20,609         479,984
        Magna Entertainment Corp., Class A+(1)...  19,780         103,252
        Marcus Corp..............................   9,687         156,929
        Marine Products Corp.(1).................   4,279          78,306
        Midway Games, Inc.+(1)...................  19,138         207,456
        MTR Gaming Group, Inc.+(1)...............  11,462         106,711
        Multimedia Games, Inc.+(1)...............  11,226         253,371
        Nautilus Group, Inc.(1)..................  14,349         216,239
        Navigant International, Inc.+(1).........   6,334         110,085
        NetFlix, Inc.+(1)........................  11,568         381,975
        O'Charley's, Inc.+.......................  10,649         193,918
        Panera Bread Co., Class A+(1)............  13,985         485,559
        Papa John's International, Inc.+(1)......   5,673         165,028
        Party City Corp.+........................   5,371          78,900
        Penn National Gaming, Inc.+..............  15,476         463,971
        PF Chang's China Bistro, Inc.+(1)........  12,720         575,707
        Pinnacle Entertainment, Inc.+............  14,145         161,253
        Playboy Enterprises, Inc., Class B+......   7,324          88,474
        Prime Hospitality Corp.+.................  18,544         183,771
        Rare Hospitality International, Inc.+....  14,841         379,633
        RC2 Corp.+...............................   6,730         188,171
        Red Robin Gourmet Burgers, Inc.+(1)......   4,650         127,875
        Ryan's Family Steakhouses, Inc.+.........  21,188         356,594
        Scientific Games Corp., Class A+(1)......  24,783         458,981
        SCP Pool Corp............................  15,038         605,280
        Shuffle Master, Inc.+(1).................  12,549         420,015
        Six Flags, Inc.+.........................  46,591         326,137
        Sonic Corp.+.............................  29,188         647,390
        Speedway Motorsports, Inc................   7,084         238,164
        Sports Resorts International, Inc.+(1)...     706           3,008
        Steak N Shake Co.+.......................  11,142         195,988
        Steinway Musical Instruments, Inc.+......   1,949          66,266
        Take-Two Interactive Software, Inc.+.....  20,709         616,507
        THQ, Inc.+(1)............................  19,118         403,199

                                                   Number      Market
                                                  of Shares    Value
       -----------------------------------------------------------------
       Leisure and Tourism (continued)
         Tivo, Inc.+(1)..........................  18,817   $     143,197
         Trans World Entertainment Corp.+........   6,496          64,830
         Triarc Cos., Inc., Class B(1)...........  17,838         191,045
         Vail Resorts, Inc.+.....................   9,428         140,949
         WMS Industries, Inc.+(1)................  11,073         339,941
                                                            -------------
                                                               20,700,308
                                                            -------------
       Machinery -- 3.08%
         Actuant Corp., Class A+.................  10,632         363,933
         Alamo Group, Inc.(1)....................   2,718          42,537
         Albany International Corp., Class A.....  13,354         407,164
         Applied Industrial Technologies, Inc....   8,562         229,034
         Astec Industries, Inc.+(1)..............   7,457         129,081
         Aviall, Inc.+...........................  15,809         274,444
         Baldor Electric Co......................  14,726         341,054
         Brady Corp., Class A....................   8,935         368,837
         Briggs & Stratton Corp..................  10,876         825,271
         Carbo Ceramics, Inc.....................   5,177         361,872
         Clarcor, Inc............................  12,536         531,652
         Cognex Corp.............................  17,046         564,904
         Cuno, Inc.+.............................   7,449         341,760
         EnPro Industries, Inc.+(1)..............  10,270         198,622
         Flowserve Corp.+........................  23,645         495,363
         Franklin Electric Co., Inc..............   3,357         213,505
         Gardner Denver, Inc.+...................   9,689         253,755
         General Binding Corp.+(1)...............   3,059          41,082
         Global Power Equipment Group, Inc.+.....  13,002          86,203
         Gorman-Rupp Co.(1)......................   3,694          97,891
         Granite Construction, Inc...............  16,467         311,226
         Hughes Supply, Inc......................  15,050         812,700
         IDEX Corp...............................  13,879         662,028
         Insituform Technologies, Inc., Class A+.  11,338         173,471
         Ionics, Inc.+(1)........................  11,356         286,853
         JLG Industries, Inc.....................  21,636         273,046
         Joy Global, Inc.........................  25,578         703,395
         Kadant, Inc.+...........................   6,305         127,550
         Kennametal, Inc.........................  16,733         712,826
         Lindsay Manufacturing Co.(1)............   5,912         135,385
         Lufkin Industries, Inc.(1)..............   2,893          87,513
         Lydall, Inc.+...........................   7,368          65,059
         Manitowoc Co., Inc......................  13,282         421,704
         Milacron, Inc.+(1)......................  17,013          76,218
         NACCO Industries, Inc., Class A.........   2,316         205,522
         Nordson Corp............................  12,868         486,796
         Precision Castparts Corp................       1              47
         Presstek, Inc.+(1)......................  15,358         158,341
         Quixote Corp............................   3,428          71,988
         Regal-Beloit Corp.(1)...................  11,832         241,964
         Robbins & Myers, Inc....................   5,443         120,290
         Sauer-Danfoss, Inc.(1)..................   5,062          78,664
         Stewart & Stevenson Services, Inc.......  14,325         242,809
         Tecumseh Products Co., Class A..........   8,130         301,786
         Tennant Co..............................   4,278         162,564
         Terex Corp.+............................  21,991         648,515
         Toro Co.................................  12,306         790,045
         Wabtec Corp.............................  15,908         262,323
                                                            -------------
                                                               14,788,592
                                                            -------------
       Manufacturing -- 0.04%
         Applied Films Corp.+....................   7,389         199,872
                                                            -------------
       Medical - Biomedical/Gene -- 0.45%
         Alexion Pharmaceuticals, Inc.+(1).......   9,856         197,613
         Decode Genetics, Inc.+(1)...............  22,929         202,463
         Encysive Pharmaceuticals, Inc.+.........  25,693         236,247
         Exelixis, Inc.+.........................  24,710         227,826
         Gene Logic, Inc.+.......................  15,619          61,539
         Genencor International, Inc.+...........   4,310          64,736
         Myriad Genetics, Inc.+(1)...............  13,585         225,375

                                                                             71
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                  Number      Market
                                                 of Shares    Value
       ----------------------------------------  --------- -------------
       COMMON STOCK (continued)
       Medical - Biomedical/Gene (continued)
         Progenics Pharmaceuticals, Inc.+(1)....   5,182   $      90,944
         Regeneron Pharmaceuticals, Inc.+(1)....  17,223         193,414
         Repligen Corp.+(1).....................  15,022          37,555
         Savient Pharmaceuticals, Inc.+.........  28,219          68,290
         Sirna Therapeutics, Inc.+(1)...........   3,561          11,182
         Transkaryotic Therapies, Inc.+.........  14,803         213,459
         Vertex Pharmaceuticals, Inc.+(1).......  38,589         339,583
                                                           -------------
                                                               2,170,226
                                                           -------------
       Medical Technology -- 3.39%
         Aclara Biosciences, Inc.+..............  12,204          46,375
         Aksys, Ltd.+(1)........................  14,978          91,066
         Albany Molecular Research, Inc.+(1)....  13,214         167,025
         Alkermes, Inc.+(1).....................  32,329         465,538
         Aphton Corp.+(1).......................  16,440          74,144
         Applera Corp. - Celera Genomics Group+.  36,235         406,919
         Arena Pharmaceuticals, Inc.+(1)........   8,378          49,095
         Ariad Pharmaceuticals, Inc.+...........  23,276         249,984
         Aspect Medical Systems, Inc.+..........   4,654          70,834
         Avant Immunotherapeutics, Inc.+(1).....  37,205          90,408
         Biolase Technology, Inc.+(1)...........  10,894         128,440
         Biosite, Inc.+(1)......................   5,246         208,633
         Cambrex Corp...........................   9,712         221,919
         Cantel Medical Corp.+(1)...............   3,414          58,721
         Cardiac Science, Inc.+.................  25,884          64,710
         CardioDynamics International Corp.+(1).  16,706         109,925
         Cell Genesys, Inc.+....................  19,335         198,764
         Cepheid, Inc.+(1)......................  17,849         163,318
         Cerus Corp.+(1)........................   7,378          15,863
         Cholestech Corp.+......................   6,856          65,475
         Ciphergen Biosystems, Inc.+(1).........  11,368          88,784
         Connetics Corp.+(1)....................  15,704         335,595
         CryoLife, Inc.+(1).....................   9,701          49,475
         CTI Molecular Imaging, Inc.+(1)........  12,158         165,835
         CuraGen Corp.+(1)......................  21,544         107,720
         Cyberonics, Inc.+(1)...................  10,005         196,298
         Cytyc Corp.+...........................  56,399       1,235,138
         Digene Corp.+(1).......................   6,703         261,484
         Diversa Corp.+.........................   9,770          91,936
         DJ Orthopedics, Inc.+..................   3,849          89,797
         Enzo Biochem, Inc.+(1).................  11,306         151,048
         Enzon, Inc.+...........................  21,859         314,114
         Exact Sciences Corp.+(1)...............   9,751          61,626
         Gen-Probe, Inc.+.......................  23,947       1,004,337
         Geron Corp.+(1)........................  19,667         144,946
         Haemonetics Corp.+.....................   8,034         218,525
         Hanger Orthopedic Group, Inc.+(1)......  10,404         171,666
         Hologic, Inc.+.........................   9,904         203,626
         II-VI, Inc.+...........................   5,499         141,764
         Immucor Corp.+.........................   9,627         299,207
         Immunomedics, Inc.+(1).................  20,975         127,109
         Inamed Corp.+..........................  14,183         844,598
         Incyte Genomics, Inc.+(1)..............  36,053         258,500
         Integra LifeSciences Corp.+(1).........   9,774         313,452
         InterMune, Inc.+(1)....................  12,585         178,833
         Interpore International, Inc.+.........   8,749         126,248
         Kosan Biosciences, Inc.+...............   9,975         108,329
         Laserscope+(1).........................   7,831         224,515
         Lexicon Genetics, Inc.+................  18,814         131,886
         Lifeline Systems, Inc.+................   4,776          98,529
         Luminex Corp.+(1)......................  10,550         105,184
         Martek Biosciences Corp.+..............  12,670         810,500
         Maxygen, Inc.+.........................  11,403         114,486
         Nektar Therapeutics+...................  30,167         648,289
         Neose Technologies, Inc.+(1)...........   8,118          67,948
         Noven Pharmaceuticals, Inc.+...........  10,181         195,272
         Novoste Corp.+(1)......................   8,217          24,651
         OraSure Technologies, Inc.+............  19,455         143,772

                                                     Number      Market
                                                    of Shares    Value
    ----------------------------------------------------------------------
    Medical Technology (continued)
      Osteotech, Inc.+.............................    7,695  $      48,017
      Palatin Technologies, Inc.+..................   26,446         99,173
      Peregrine Pharmaceuticals, Inc.+(1)..........   59,798         93,285
      Possis Medical, Inc.+(1).....................    7,854        223,996
      Praecis Pharmaceuticals, Inc.+...............   22,547         94,021
      Quidel Corp.+(1).............................   14,783         82,637
      Regeneration Technologies, Inc.+(1)..........   11,689        107,305
      Retractable Technologies, Inc.+(1)...........    3,279         22,068
      Seattle Genetics, Inc.+......................   13,850         95,565
      Serologicals Corp.+(1).......................   11,395        195,196
      Specialty Laboratories, Inc.+(1).............    3,496         31,534
      SurModics, Inc.+(1)..........................    7,017        156,479
      Synovis Life Technologies, Inc.+(1)..........    5,009         45,081
      Telik, Inc.+(1)..............................   19,125        437,963
      Third Wave Technologies, Inc.+...............   12,073         58,554
      Thoratec Corp.+(1)...........................   23,990        350,014
      TriPath Imaging, Inc.+(1)....................   11,102        101,916
      Ventana Medical Systems, Inc.+...............    6,183        319,043
      Viasys Healthcare, Inc.+.....................   15,005        314,805
      Vital Images, Inc.+(1).......................    4,827         46,918
      West Pharmaceutical Services, Inc............    5,442        206,850
      Wright Medical Group, Inc.+..................    7,914        256,888
      Zoll Medical Corp.+..........................    4,267        131,850
                                                              -------------
                                                                 16,321,336
                                                              -------------
    Merchandising - Specialty -- 0.12%
      Petco Animal Supplies, Inc.+.................   18,010        569,476
                                                              -------------
    Metals -- 1.57%
      AK Steel Holding Corp.+......................   48,734        223,202
      Allegheny Technologies, Inc..................   40,728        489,143
      AMCOL International Corp.....................    9,604        160,387
      Ampco-Pittsburgh Corp.(1)....................    2,365         30,674
      Brush Engineered Materials, Inc.+............    6,710        116,888
      Carpenter Technology Corp....................   10,038        305,356
      Century Aluminum Co.+........................    9,297        215,411
      Circor International, Inc.(1)................    6,212        122,004
      Cleveland-Cliffs, Inc.+(1)...................    4,570        214,287
      Commercial Metals Co.........................   12,627        380,073
      Gibraltar Steel Corp.........................    5,723        165,681
      Hecla Mining Co.+(1).........................   58,861        382,008
      Lawson Products, Inc.........................    2,437         85,661
      Liquidmetal Technologies, Inc.+(1)...........    8,624         10,780
      Material Sciences Corp.+.....................    3,938         40,758
      Maverick Tube Corp.+.........................   21,069        484,587
      Mueller Industries, Inc......................   17,234        563,552
      NN, Inc......................................    5,365         63,683
      NS Group, Inc.+..............................    7,371         98,034
      Quanex Corp..................................    8,156        363,350
      Reliance Steel & Aluminum Co.................   12,062        441,349
      Roper Industries, Inc........................   15,174        803,463
      Royal Gold, Inc.(1)..........................    8,048        112,109
      RTI International Metals, Inc.+..............    9,552        138,599
      Ryerson Tull, Inc............................   10,906        146,249
      Schnitzer Steel Industries, Inc., Class A(1).    7,373        203,937
      Steel Dynamics, Inc.+(1).....................   18,881        483,354
      Tredegar Corp................................   15,399        222,515
      USEC, Inc.(1)................................   41,304        323,410
      Valmont Industries, Inc......................    7,375        153,400
                                                              -------------
                                                                  7,543,904
                                                              -------------
    Metals - Miscellaneous -- 0.01%
      Greenbrier Companies, Inc.+(1)...............    2,705         46,607
                                                              -------------
    Mining -- 0.17%
      Coeur d'Alene Mines Corp.+(1)................  103,768        486,672
      Stillwater Mining Co.+(1)....................   22,106        334,906
                                                              -------------
                                                                    821,578
                                                              -------------

72
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                   Number      Market
                                                  of Shares    Value
      ------------------------------------------  --------- -------------
      COMMON STOCK (continued)
      Mobile Homes -- 0.34%
        Champion Enterprises, Inc.+(1)...........  32,485   $     303,735
        Coachmen Industries, Inc.................   6,987         112,910
        Fleetwood Enterprises, Inc.+(1)..........  19,417         260,188
        Modtech Holdings, Inc.+..................   3,928          27,496
        Monaco Coach Corp........................  12,799         320,487
        Palm Harbor Homes, Inc.+(1)..............   8,641         163,660
        Skyline Corp.............................   3,053         122,181
        Winnebago Industries, Inc.(1)............  11,676         331,598
                                                            -------------
                                                                1,642,255
                                                            -------------
      Multimedia -- 0.01%
        Martha Stewart Living, Inc., Class A+(1).   6,106          55,870
                                                            -------------
      Oil and Gas -- 3.90%
        Atwood Oceanics, Inc.+...................   3,978         158,404
        Berry Petroleum Co., Class A.............   7,960         216,910
        Cabot Oil & Gas Corp., Class A...........  12,608         463,974
        Cal Dive International, Inc.+............  17,641         495,536
        Cimarex Energy Co.+......................  20,876         588,494
        Clayton Williams Energy, Inc.+(1)........   1,736          39,824
        Comstock Resources, Inc.+................  15,074         283,542
        Denbury Resources, Inc.+.................  17,223         316,903
        Dril-Quip, Inc.+.........................   3,130          51,708
        Encore Acquisition Co.+..................   4,409         123,893
        Energen Corp.............................  17,568         787,046
        Energy Partners, Ltd.+(1)................  10,589         140,516
        Evergreen Resources, Inc.+(1)............  21,499         813,737
        Forest Oil Corp.+........................  22,421         558,283
        Frontier Oil Corp.(1)....................  13,138         259,738
        Global Industries, Ltd.+.................  39,252         213,531
        Grey Wolf, Inc.+.........................  84,691         309,122
        Gulf Island Fabrication, Inc.............   3,547          67,393
        Hanover Compressor Co.+(1)...............  27,657         289,569
        Harvest Natural Resources, Inc.+.........  17,712         224,942
        Holly Corp...............................   4,974         172,846
        Horizon Offshore, Inc.+(1)...............  13,294          16,219
        Houston Exploration Co.+.................   6,863         324,345
        Hydril Co.+..............................   6,941         199,623
        Input/Output, Inc.+(1)...................  22,219         153,311
        KCS Energy, Inc.+........................  21,210         265,337
        Laclede Group, Inc.(1)...................   9,582         261,014
        Lone Star Technologies, Inc.+(1).........  12,662         254,759
        Magnum Hunter Resources, Inc.+(1)........  33,803         340,396
        Matrix Service Co.+......................   8,522          91,015
        McMoRan Exploration Co.+(1)..............   5,924          84,832
        Meridian Resource Corp.+(1)..............  22,083         162,973
        New Jersey Resources Corp................  13,657         536,310
        Oceaneering International, Inc.+.........  11,314         357,636
        Oil States International, Inc.+..........  12,763         181,235
        Parker Drilling Co.+.....................  43,622         140,027
        Patina Oil & Gas Corp....................  30,008         793,412
        Penn Virginia Corp.......................   3,650         227,395
        Petroleum Development Corp.+(1)..........   7,886         193,759
        Plains Exploration & Production Co.+.....  36,750         654,150
        Plains Resources, Inc.+..................  10,101         173,131
        Prima Energy Corp.+......................   4,490         171,069
        Quicksilver Resources, Inc.+(1)..........   6,592         321,821
        Range Resources Corp.(1).................  26,336         312,608
        Remington Oil & Gas Corp.+...............  10,544         218,683
        RPC, Inc.................................   4,858          66,555
        Seacor Smit, Inc.+.......................   8,581         343,583
        Southwestern Energy Co.+.................  17,875         456,885
        Spinnaker Exploration Co.+...............  12,444         414,759
        St. Mary Land & Exploration Co.(1).......  12,717         413,430
        Stone Energy Corp.+......................  11,370         510,513
        Superior Energy Services, Inc.+..........  24,167         221,128
        Swift Energy Co.+........................  12,894         260,459
        Tesoro Petroleum Corp.+..................  29,059         692,185

                                                    Number      Market
                                                   of Shares    Value
      -------------------------------------------------------------------
      Oil and Gas (continued)
        Tetra Technologies, Inc.+.................  10,041   $     239,076
        TransMontaigne, Inc.+(1)..................   8,704          50,657
        Unit Corp.+...............................  19,383         552,222
        Universal Compression Holdings, Inc.+.....   8,521         252,136
        UNOVA, Inc.+..............................  23,143         401,531
        Veritas DGC, Inc.+........................  15,464         295,981
        Vintage Petroleum, Inc....................  24,874         387,786
        W-H Energy Services, Inc.+................  11,199         206,958
                                                             -------------
                                                                18,776,815
                                                             -------------
      Optical Instruments & Lenses -- 0.07%
        Ocular Sciences, Inc.+....................   9,338         311,983
                                                             -------------
      Paper/Forest Products -- 0.82%
        Buckeye Technologies, Inc.+...............  13,429         135,499
        Caraustar Industries, Inc.+...............  13,184         176,402
        Chesapeake Corp...........................   8,978         195,002
        Deltic Timber Corp........................   4,847         171,972
        Glatfelter................................  14,316         175,228
        Longview Fibre Co.........................  25,691         327,817
        Louisiana-Pacific Corp....................  52,617       1,215,453
        Pope & Talbot, Inc........................   7,873         131,715
        Potlatch Corp.............................  13,160         496,790
        Rock-Tenn Co., Class A....................  12,299         197,645
        Schweitzer-Mauduit International, Inc.....   7,443         209,520
        Universal Forest Products, Inc............   7,823         226,554
        Wausau-Mosinee Paper Corp.................  18,545         282,069
                                                             -------------
                                                                 3,941,666
                                                             -------------
      Photography -- 0.01%
        Concord Camera Corp.+(1)..................  12,417          38,369
                                                             -------------
      Pollution Control -- 0.44%
        BHA Group Holdings, Inc., Class A.........   1,972          64,346
        Calgon Carbon Corp.(1)....................  17,157         106,030
        Clean Harbors, Inc.+(1)...................   3,936          28,694
        Darling International, Inc.+(1)...........  28,103          96,955
        Duratek, Inc.+............................   3,844          49,972
        KFX, Inc.+(1).............................  14,013         124,015
        Mine Safety Appliances Co.................   9,519         284,333
        Newpark Resources, Inc.+..................  39,330         222,215
        Tetra Tech, Inc.+.........................  25,217         427,680
        TRC Cos., Inc.+(1)........................   5,918          97,706
        Waste Connections, Inc.+..................  14,200         603,500
                                                             -------------
                                                                 2,105,446
                                                             -------------
      Publishing -- 0.77%
        American Greetings Corp., Class A+........  31,002         651,042
        Banta Corp................................  11,839         516,654
        Bowne & Co., Inc..........................  16,904         269,112
        Consolidated Graphics, Inc.+..............   5,594         224,599
        Courier Corp.(1)..........................   2,847         111,119
        Ennis Business Forms, Inc.................   8,218         126,968
        Hollinger International, Inc., Class A(1).  21,098         371,325
        Information Holdings, Inc.+...............   6,370         170,206
        Journal Register Co.+.....................  15,608         302,795
        Network Equipment Technologies, Inc.+.....  12,062          88,776
        New England Business Service, Inc.........   5,085         223,079
        Primedia, Inc.+...........................  74,216         221,164
        Pulitzer, Inc.............................   2,305         108,450
        Standard Register Co.(1)..................   5,920          72,165
        Thomas Nelson, Inc........................   4,014          94,008
        Topps Co., Inc............................  15,687         136,006
        Value Line, Inc.(1).......................     689          26,678
                                                             -------------
                                                                 3,714,146
                                                             -------------
      Railroads & Equipment -- 0.22%
        Florida East Coast Industries, Inc.(1)....   7,362         266,357
        Genesee & Wyoming, Inc., Class A+.........   9,189         210,061

                                                                             73
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                   Number      Market
                                                  of Shares    Value
      ------------------------------------------  --------- -------------
      COMMON STOCK (continued)
      Railroads & Equipment (continued)
        Kansas City Southern+(1).................  31,013   $     403,169
        RailAmerica, Inc.+(1)....................  15,634         199,333
                                                            -------------
                                                                1,078,920
                                                            -------------
      Real Estate -- 0.19%
        American Realty Investments, Inc.+(1)....   1,079           9,366
        Avatar Holdings, Inc.+...................   2,579         107,905
        Consolidated-Tomoka Land Co..............   2,835          94,831
        Jones Lang LaSalle, Inc.+................  15,604         393,533
        Reading International, Inc., Class A+(1).   6,953          58,683
        Tarragon Reality Investors, Inc.+........   3,431          48,034
        Trammell Crow Co.+.......................  15,521         197,272
        United Capital Corp......................   1,397          26,096
                                                            -------------
                                                                  935,720
                                                            -------------
      Real Estate Investment Trusts -- 5.44%
        Acadia Realty Trust......................   8,198         104,934
        Alexander's, Inc.+(1)....................   1,003         161,583
        Alexandria Real Estate Equities, Inc.....   9,555         525,047
        American Home Mortgage Investment Corp...  15,640         398,820
        American Land Lease, Inc.(1).............   2,578          47,177
        American Mortgage Acceptance Co..........   4,065          57,967
        AMLI Residential Properties..............   9,144         253,655
        Anthracite Capital, Inc..................  24,061         288,010
        Anworth Mtg. Asset Corp..................  22,118         263,868
        Associated Estates Realty Corp...........   8,235          65,880
        Bedford Property Investors, Inc..........   6,631         195,150
        Boykin Lodging Co.+......................   8,731          63,998
        Brandywine Realty Trust..................  16,021         430,965
        BRT Realty Trust(1)......................   1,757          38,039
        Capital Automotive REIT..................  13,889         381,948
        Capstead Mtg. Corp.(1)...................   5,278          72,256
        Colonial Properties Trust................   8,804         338,338
        Commercial Net Lease Realty, Inc.........  22,249         379,790
        Cornerstone Realty Income Trust, Inc.(1).  28,946         237,647
        Corporate Office Properties Trust........  15,484         359,229
        Correctional Properties Trust............   5,205         146,781
        Criimi MAE, Inc.+(1).....................   6,224          68,588
        EastGroup Properties, Inc................   9,069         287,941
        Entertainment Properties Trust...........  11,637         418,932
        Equity Inns, Inc.........................  22,871         201,722
        Equity One, Inc.(1)......................  14,720         262,016
        Essex Property Trust, Inc................   9,060         593,883
        FelCor Lodging Trust, Inc.+(1)...........  24,588         261,616
        First Industrial Realty Trust, Inc.......  19,754         707,983
        Gables Residential Trust(1)..............  14,627         493,661
        Getty Realty Corp........................   9,023         214,747
        Glenborough Realty Trust, Inc............   9,810         186,488
        Glimcher Realty Trust(1).................  15,483         345,735
        Health Care REIT, Inc....................  24,767         803,689
        Heritage Property Investment Trust, Inc..  10,172         274,034
        Highwoods Properties, Inc................  26,912         611,710
        Home Properties of New York, Inc.........  16,344         646,896
        IMPAC Mtg. Holdings, Inc.................  30,876         632,649
        Innkeepers USA Trust.....................  13,509         121,176
        Investors Real Estate Trust(1)...........  20,696         202,821
        Keystone Property Trust Corp.............  12,805         306,296
        Kilroy Realty Corp.......................  12,972         442,605
        Koger Equity, Inc........................  11,974         265,823
        Kramont Realty Trust.....................  10,709         172,629
        Lasalle Hotel Properties.................  10,881         262,776
        Lexington Corporate Properties Trust.....  21,642         414,444
        LTC Properties, Inc.(1)..................   6,664         109,290
        Manufactured Home Communities, Inc.......   7,041         218,623
        Meristar Hospitality Corp.+..............  33,538         212,966
        MFA Mtg. Investments, Inc................  38,256         346,982
        Mid-America Apartment Communities, Inc...   8,643         304,925
        Mission West Properties, Inc.(1).........   7,648          92,770

                                                    Number      Market
                                                   of Shares    Value
      -------------------------------------------------------------------
      Real Estate Investment Trusts (continued)
        National Health Investors, Inc............  11,162   $     290,770
        National Health Realty, Inc.(1)...........   3,131          53,978
        Nationwide Health Properties, Inc.........  32,931         636,556
        Newcastle Investment Corp.................  15,240         425,806
        Novastar Financial, Inc.(1)...............  10,865         410,371
        Omega Healthcare Investors, Inc...........   9,914          94,976
        Parkway Properties, Inc...................   5,018         200,971
        Pennsylvania Real Estate Investment Trust.  15,345         510,988
        Post Properties, Inc......................  16,843         490,131
        Prentiss Properties Trust.................  17,720         584,760
        Price Legacy Corp.(1).....................  10,078         185,032
        PS Business Parks, Inc....................   6,478         250,699
        RAIT Investment Trust.....................  11,056         270,098
        Ramco-Gershenson Properties Trust.........   6,261         151,516
        Reckson Associates Realty Corp............  28,699         746,748
        Redwood Trust, Inc........................   7,123         355,153
        Saul Centers, Inc.........................   5,508         162,761
        Senior Housing Properties Trust...........  24,840         404,395
        Sizeler Property Investors, Inc.(1).......   5,811          53,287
        SL Green Realty Corp......................  16,951         771,270
        Sovran Self Storage, Inc..................   7,396         278,164
        Summit Properties, Inc....................  13,735         318,240
        Sun Communities, Inc......................   7,271         268,882
        Tanger Factory Outlet Centers, Inc........   4,505         174,884
        Taubman Centers, Inc......................  22,121         493,298
        Town and Country Trust(1).................   7,890         191,964
        Transcontinental Realty Investors, Inc.+..     845          11,154
        U.S. Restaurant Properties, Inc.(1).......  11,327         179,873
        United Mobile Homes, Inc.(1)..............   2,995          39,684
        Universal Health Realty Income Trust(1)...   5,507         151,828
        Urstadt Biddle Properties, Inc., Class A..  10,522         145,204
        Ventas, Inc...............................  39,430         919,508
        Washington Real Estate Investment Trust...  19,333         546,544
        Winston Hotels, Inc.......................  10,899         101,688
                                                             -------------
                                                                26,168,679
                                                             -------------
      Registered Investment Companies -- 0.02%
        Gladstone Capital Corp.(1)................   4,416          88,762
                                                             -------------
      Retail -- 3.78%
        7-Eleven, Inc.+...........................  12,297         211,140
        99 Cents Only Stores+(1)..................       1              19
        AC Moore Arts & Crafts, Inc.+(1)..........   6,326         167,639
        Advanced Marketing Services, Inc.(1)......   7,360          81,475
        Big 5 Sporting Goods Corp.+...............   6,417         156,639
        BJ's Wholesale Club, Inc.+................  34,857         823,322
        Bombay Co., Inc.+(1)......................  17,868         103,992
        Boyds Collection, Ltd.+...................   9,522          27,233
        Brookstone, Inc.+.........................   9,071         175,161
        Building Materials Holding Corp...........   6,173         106,237
        Burlington Coat Factory Warehouse Corp....   9,196         175,092
        Casey's General Stores, Inc...............  22,277         363,783
        Cash America International, Inc...........  14,073         283,852
        Central Garden & Pet Co.+.................   7,938         295,056
        Coldwater Creek, Inc.+(1).................   5,929         157,771
        Cole National Corp., Class A+(1)..........   6,014         136,578
        Compucom Systems, Inc.+(1)................  11,954          53,674
        Copart, Inc.+.............................  34,184         842,636
        Cost Plus, Inc.+..........................  10,758         353,831
        Deb Shops, Inc.(1)........................   2,189          52,514
        Department 56, Inc.+......................   6,223          98,323
        Dick's Sporting Goods, Inc.+(1)...........  13,462         386,763
        Dillard's, Inc., Class A..................  30,950         619,310
        Drugstore.Com, Inc.+......................  18,110          84,030
        Duane Reade, Inc.+(1).....................  10,879         179,504
        Finish Line, Inc., Class A+...............   8,837         294,272
        Finlay Enterprises, Inc.+.................   3,690          72,250
        Fossil, Inc.+.............................  18,203         432,503

74
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                    Number      Market
                                                   of Shares    Value
     --------------------------------------------  --------- -------------
     COMMON STOCK (continued)
     Retail (continued)
       Fred's, Inc., Class A(1)...................  19,422   $     408,250
       Galyans Trading Co., Inc.+(1)..............   3,360          33,768
       Gamestop Corp., Class A+...................  10,599         165,556
       Great Atlantic & Pacific Tea Co., Inc.+(1).   7,444          51,587
       Guitar Center, Inc.+.......................   7,178         307,936
       Hancock Fabrics, Inc.......................   7,302          84,849
       Hibbett Sporting Goods, Inc.+..............   8,241         214,101
       Homestore Common, Inc.+....................  43,735         182,375
       Imagistics International, Inc.+............   7,785         301,046
       Ingles Markets, Inc., Class A..............   4,303          45,612
       Insight Enterprises, Inc.+.................  23,203         426,007
       Jo-Ann Stores, Inc.+.......................   8,235         235,768
       Jos. A. Bank Clothiers, Inc.+(1)...........   3,838         125,080
       Kirkland's, Inc.+..........................   5,414          63,615
       Linens 'N Things, Inc.+....................  22,184         673,728
       Longs Drug Stores Corp.....................  14,953         320,293
       MarineMax, Inc.+...........................   4,084         108,839
       Men's Wearhouse, Inc.+.....................  16,381         427,380
       Mothers Work, Inc.+(1).....................   2,070          45,664
       Movado Group, Inc..........................   3,699         113,559
       Movie Gallery, Inc.(1).....................  12,167         226,185
       Myers Industries, Inc......................   9,673         130,682
       Nash Finch Co.(1)..........................   5,611         105,487
       Noland Co.(1)..............................     336          14,115
       Nu Skin Enterprises, Inc., Class A(1)......  13,965         312,816
       Overstock.com, Inc.+(1)....................   4,431         159,472
       Pantry, Inc.+..............................   2,676          48,569
       Pathmark Stores, Inc.+.....................  13,602          91,814
       Pozen, Inc.+(1)............................  11,362         112,711
       Priceline.com, Inc.+(1)....................  10,365         271,563
       Restoration Hardware, Inc.+(1).............  10,507          70,502
       Rex Stores Corp.+..........................   3,628          44,624
       Ruddick Corp...............................  16,422         337,636
       School Specialty, Inc.+(1).................   8,188         287,972
       Select Comfort Corp.+(1)...................  11,024         298,750
       Sharper Image Corp.+(1)....................   5,020         141,564
       ShopKo Stores, Inc.+(1)....................  13,767         187,782
       Smart & Final, Inc.+(1)....................   6,203          96,395
       Sports Authority, Inc.+(1).................  10,731         365,927
       Sturm, Ruger & Co., Inc....................  10,701         126,807
       Systemax, Inc.+(1).........................   4,619          28,638
       Tractor Supply Co.+........................  14,634         563,848
       Tuesday Morning Corp.+.....................   6,876         196,310
       Tweeter Home Entertainment Group, Inc.+(1).  10,042          66,880
       Ultimate Electronics, Inc.+(1).............   5,522          19,769
       United Stationers, Inc.+...................  15,362         579,301
       Urban Outfitters, Inc.+....................  12,348         678,152
       Weis Markets, Inc..........................   5,624         192,060
       West Marine, Inc.+(1)......................   6,337         166,410
       Whitehall Jewellers, Inc.+.................   5,375          43,054
       Wilsons The Leather Experts, Inc.+(1)......   8,700          29,145
       Yankee Candle Co., Inc.+...................  14,655         410,340
       Zale Corp.+@...............................  13,077         713,612
                                                             -------------
                                                                18,188,504
                                                             -------------
     Retirement/Aged Care -- 0.06%
       Sunrise Senior Living, Inc.+(1)............   7,616         274,481
                                                             -------------
     Savings & Loan -- 2.20%
       Anchor BanCorp Wisconsin, Inc..............   9,893         260,878
       Bank Mutual Corp...........................  18,855         196,563
       BankAtlantic Bancorp, Inc., Class A........  21,139         338,224
       Bankunited Financial Corp.+................  14,340         374,131
       Berkshire Hills Bancorp, Inc...............   2,712          97,903
       Brookline Bancorp, Inc.....................  28,990         419,195
       Camco Financial Corp.(1)...................   3,796          54,397
       CFS Bancorp, Inc...........................   4,839          65,569
       Charter Financial Corp.(1).................   1,999          67,546

                                                   Number      Market
                                                  of Shares    Value
       -----------------------------------------------------------------
       Savings and Loan (continued)
         Citizens First Bancorp, Inc.(1).........   4,310   $      96,630
         Citizens South Banking Corp.(1).........   4,497          58,236
         Coastal Financial Corp.(1)..............   5,738          81,824
         Commercial Capital Bancorp, Inc.+(1)....   5,029          92,433
         Dime Community Bancshares...............  15,348         262,451
         ESB Financial Corp.(1)..................   3,604          45,699
         EverTrust Financial Group, Inc.(1)......   2,998          58,341
         Fidelity Bankshares, Inc................   6,666         225,577
         First Defiance Financial Corp...........   2,483          62,125
         First Federal Capital Corp..............   9,716         263,692
         First Financial Holdings, Inc.(1).......   6,378         188,151
         First Indiana Corp.(1)..................   5,837         115,164
         First Niagara Financial Group, Inc......  39,999         497,988
         First Place Financial Corp.(1)..........   5,975          98,229
         First Sentinel Bancorp, Inc.(1).........  11,136         232,520
         FirstFed Financial Corp.+...............   8,536         352,452
         Flag Financial Corp.(1).................   3,314          41,425
         Flagstar Bancorp, Inc...................  14,697         316,867
         Flushing Financial Corp.................   7,157         125,319
         FMS Financial Corp.(1)..................   1,909          32,453
         GA Financial, Inc.(4)...................   2,107          73,787
         Harbor Florida Bancshares, Inc..........  10,542         295,914
         Hawthorne Financial Corp.+..............   5,792         204,052
         Heritage Financial Corp.(1).............   2,577          48,834
         Horizon Financial Corp.(1)..............   5,361          98,750
         Hudson River Bancorp, Inc...............  15,260         265,982
         Itla Capital Corp.+.....................   2,361          94,676
         MAF Bancorp, Inc........................  13,664         601,899
         MASSBANK Corp.(1).......................   1,887          62,799
         MutualFirst Financial, Inc.(1)..........   2,227          49,289
         NASB Financial, Inc.(1).................   1,546          57,403
         Northwest Bancorp, Inc.(1)..............   5,545         123,321
         OceanFirst Financial Corp.(1)...........   3,162          70,513
         Ocwen Financial Corp.+..................  19,643         244,359
         Oneida Financial Corp.(1)...............   1,275          14,918
         Parkvale Financial Corp.(1).............   2,105          55,951
         Partners Trust Financial Group, Inc.(1).   3,317          75,296
         PennFed Financial Services, Inc.(1).....   1,901          57,562
         PFF Bancorp, Inc........................   6,318         251,583
         Provident Bancorp, Inc.(1)..............   8,933          93,261
         Provident Financial Holdings, Inc.......   2,617          65,163
         Provident Financial Services, Inc.......  23,834         434,732
         Quaker City Bancorp, Inc................   2,558         139,718
         Seacoast Financial Services Corp........  13,320         456,343
         Sound Federal Bancorp, Inc.(1)..........   6,660          86,247
         Sterling Financial Corp. (Spokane)+.....  10,776         343,754
         TierOne Corp............................  10,223         213,252
         United Community Financial Corp.(1).....  13,747         166,476
         Warwick Community Bancorp, Inc.(1)......   1,474          45,252
         Waypoint Financial Corp.................  15,363         420,946
         Westfield Financial, Inc.(1)............   2,422          49,893
         Willow Grove Bancorp, Inc.(1)...........   5,148          78,301
         WSFS Financial Corp.....................   2,804         134,087
                                                            -------------
                                                               10,596,295
                                                            -------------
       Schools -- 0.39%
         Bright Horizons Family Solutions, Inc.+.   5,952         294,088
         Laureate Education, Inc.+...............  17,555         644,620
         Learning Tree International, Inc.+(1)...   4,572          65,608
         Princeton Review, Inc.+(1)..............   8,048          57,382
         Strayer Education, Inc..................   7,001         816,247
                                                            -------------
                                                                1,877,945
                                                            -------------
       Semiconductors -- 3.10%
         Actel Corp.+............................  11,049         220,538
         Alliance Semiconductor Corp.+...........  10,952          65,383
         Artisan Components, Inc.+(1)............   8,795         222,777
         Asyst Technologies, Inc.+(1)............  23,089         236,201

                                                                             75
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                       Number      Market
                                                      of Shares    Value
  --------------------------------------------------  --------- -------------
  COMMON STOCK (continued)
  Semiconductors (continued)
    ATMI, Inc.+(1)...................................   13,476  $     345,255
    Axcelis Technologies, Inc.+......................   49,495        596,415
    Brooks Automation, Inc.+.........................   21,762        449,603
    Ceva, Inc.+(1)...................................    7,645         61,160
    ChipPAC, Inc., Class A+(1).......................   24,008        156,052
    Cirrus Logic, Inc.+(1)...........................   34,825        258,750
    Cohu, Inc........................................   10,541        199,752
    Conexant Systems, Inc.+..........................  207,583        979,792
    Credence Systems Corp.+(1).......................   31,742        444,705
    Diodes, Inc.+....................................    3,130         68,328
    Dupont Photomasks, Inc.+(1)......................    5,992        132,303
    Entegris, Inc.+..................................   26,553        301,377
    ESS Technology, Inc.+............................   15,353        175,945
    Exar Corp.+......................................   20,116        320,448
    Genesis Microchip, Inc.+(1)......................   15,682        253,264
    Helix Technology Corp............................   13,124        260,905
    Integrated Silicon Solution, Inc.+...............   17,268        274,561
    IXYS Corp.+......................................    8,676         81,121
    Kopin Corp.+.....................................   34,910        189,212
    Kulicke & Soffa Industries, Inc.+(1).............   25,015        286,922
    Lattice Semiconductor Corp.+.....................   50,872        397,310
    LTX Corp.+.......................................   29,934        318,797
    Mattson Technology, Inc.+........................   15,371        163,855
    Micrel, Inc.+....................................   28,164        415,982
    Microsemi Corp.+.................................   29,112        356,331
    MKS Instruments, Inc.+...........................   13,148        307,137
    Monolithic Systems Technology, Inc.+.............   11,327         79,063
    Mykrolis Corp.+..................................   16,292        263,930
    Omnivision Technologies, Inc.+(1)................   23,800        557,396
    ON Semiconductor Corp.+(1).......................   20,017        115,898
    Pericom Semiconductor Corp.+.....................   10,494        112,391
    Photronics, Inc.+(1).............................   14,346        253,637
    Power Integrations, Inc.+........................   13,662        376,252
    Rudolph Technologies, Inc.+......................    5,872        109,219
    Semitool, Inc.+(1)...............................    8,148         93,295
    Semtech Corp.+...................................   29,539        742,020
    Siliconix, Inc.+.................................    2,951        142,150
    Skyworks Solutions, Inc.+(1).....................   74,756        668,319
    Supertex, Inc.+..................................    4,445         69,653
    Three-Five Systems, Inc.+(1).....................   10,703         57,368
    Transmeta Corp.+(1)..............................   71,837        156,605
    Triquint Semiconductor, Inc.+....................   67,009        373,910
    Ultratech Stepper, Inc.+.........................   10,133        154,427
    Varian Semiconductor Equipment Associates, Inc.+.   15,057        553,646
    Veeco Instruments, Inc.+(1)......................   11,454        295,742
    Vitesse Semiconductor Corp.+.....................  103,410        564,619
    White Electronic Designs Corp.+..................   10,829         69,197
    Xicor, Inc.+.....................................   13,350        200,918
    Zoran Corp.+.....................................   20,388        358,217
                                                                -------------
                                                                   14,908,053
                                                                -------------
  Telecommunications -- 2.60%
    Aether Systems, Inc.+............................   18,298         62,396
    Anaren, Inc.+....................................   10,331        164,469
    Andrew Corp.+@...................................   74,288      1,459,759
    Applied Signal Technology, Inc.(1)...............    4,679        146,219
    Arris Group, Inc.+...............................   30,959        195,661
    Aspect Communications Corp.+.....................   16,497        211,821
    Audiovox Corp., Class A+.........................    8,363        116,413
    Avanex Corp.+(1).................................   30,672         95,083
    Boston Communications Group, Inc.+(1)............    8,048         85,309
    Centennial Communications Corp., Class A+........    5,809         41,941
    Comtech Telecommunications Corp.+................    7,010        124,357
    CT Communications, Inc...........................    8,837        121,067
    D&E Communications, Inc.(1)......................    6,476         83,929
    Ditech Communications Corp.+.....................   13,787        284,150
    Dobson Communications Corp., Class A+............   14,392         43,896
    EMS Technologies, Inc.+(1).......................    5,353        116,481

                                                  Number      Market
                                                 of Shares    Value
       ----------------------------------------------------------------
       Telecommunications (continued)
         Finisar Corp.+(1)......................   76,122  $     151,483
         General Communication, Inc.+...........   22,189        175,959
         Golden Telecom, Inc.(1)................    6,635        170,918
         Hickory Tech Corp......................    6,023         67,638
         Hungarian Telephone & Cable Corp.+(1)..    1,696         16,231
         Inet Technologies, Inc.+...............    6,544         58,307
         Infonet Services Corp., Class B+.......   34,341         59,066
         Intrado, Inc.+(1)......................    7,946        132,062
         Ixia+..................................   11,553        108,252
         KVH Industries, Inc.+(1)...............    6,226         83,989
         Lightbridge, Inc.+.....................   15,030         79,208
         MasTec, Inc.+(1).......................    9,907         42,303
         McLeodUSA, Inc., Class A+(1)...........   32,463         21,101
         Metro One Telecommunications, Inc.+(1).    9,405         15,706
         MRV Communications, Inc.+(1)...........   52,481        139,599
         NII Holdings, Inc., Class B+(1)........   19,953        721,700
         North Pittsburgh Systems, Inc.(1)......    7,558        145,869
         Plantronics, Inc.+.....................   20,162        801,439
         Powerwave Technologies, Inc.+(1).......   33,185        265,812
         Price Communications Corp.+............   21,342        308,392
         Primus Telecommunications Group, Inc.+.   33,533        203,210
         Proxim Corp., Class A+(1)..............   61,163         81,347
         PTEK Holdings, Inc.+(1)................   22,591        236,980
         Remec, Inc.+(1)........................   30,953        202,742
         RF Micro Devices, Inc.+(1).............   86,468        691,744
         SafeNet, Inc.+(1)......................    9,832        229,086
         SBA Communcations Corp.+(1)............   23,008         88,811
         Shenandoah Telecommunications Co.(1)...    3,292         77,691
         Sonus Networks, Inc.+..................  108,218        589,788
         Spectralink Corp.(1)...................    8,046        121,012
         Stratex Networks, Inc.+................   41,686        122,140
         SureWest Communications(1).............    7,312        234,496
         Sycamore Networks, Inc.+...............   83,033        366,176
         Symmetricom, Inc.+.....................   19,875        157,012
         Talk America Holdings, Inc.+(1)........   13,170        123,930
         Tekelec+...............................   25,609        425,622
         Terayon Communication Systems+.........   32,896         90,464
         Time Warner Telecom, Inc., Class A+(1).   20,115         85,690
         Tollgrade Communications, Inc.+........    6,819         75,350
         Triton PCS Holdings, Inc., Class A+(1).   11,085         52,321
         ViaSat, Inc.+..........................   10,456        240,906
         Warwick Valley Telephone Co............    2,721         57,141
         Westell Technologies, Inc., Class A+...   22,267        122,469
         Western Wireless Corp., Class A+.......   30,536        836,076
         Zhone Technologies, Inc.+(1)...........   19,613         64,331
                                                           -------------
                                                              12,494,520
                                                           -------------
       Textile - Products -- 0.14%
         Angelica Corp..........................    4,429         98,767
         G&K Services, Inc., Class A............    8,550        336,442
         UniFirst Corp..........................    4,531        117,806
         Wellman, Inc.(1).......................   16,048        127,582
                                                           -------------
                                                                 680,597
                                                           -------------
       Therapeutics -- 1.53%
         Abgenix, Inc.+.........................   44,227        668,712
         AtheroGenics, Inc.+(1).................   18,322        430,384
         BioMarin Pharmaceutical, Inc.+(1)......   31,883        194,805
         Cell Therapeutics, Inc.+(1)............   23,809        166,663
         CV Therapeutics, Inc.+(1)..............   15,831        207,069
         Discovery Laboratories, Inc.+(1).......   19,885        217,542
         Dov Pharmaceutical, Inc.+(1)...........    5,887         88,658
         GTC Biotherapeutics, Inc.+.............   16,022         26,276
         Hollis-Eden Pharmaceuticals+(1)........    4,918         50,606
         Inspire Pharmaceuticals, Inc.+.........   14,103        241,584
         Medarex, Inc.+(1)......................   37,067        310,251
         Medicines Co.+.........................   20,974        674,314
         MGI Pharma, Inc.+......................   17,621      1,133,207

76
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                    Number      Market
                                                   of Shares    Value
      -------------------------------------------  --------- -------------
      COMMON STOCK (continued)
      Therapeutics (continued)
        NPS Pharmaceuticals, Inc.+(1).............  15,636   $     339,458
        Nabi Biopharmaceuticals+..................  27,974         469,963
        Nuvelo, Inc.+(1)..........................  10,377          90,280
        Onyx Pharmaceuticals, Inc.+...............  17,209         808,307
        Trimeris, Inc.+(1)........................   6,833         100,172
        Tularik, Inc.+(1).........................  24,465         605,264
        United Therapeutics Corp.+(1).............   8,766         207,404
        Vicuron Phamaceuticals, Inc.+.............  23,231         322,911
                                                             -------------
                                                                 7,353,830
                                                             -------------
      Tobacco -- 0.20%
        Dimon, Inc................................  20,863         128,307
        Standard Commercial Corp..................   4,984          82,186
        Universal Corp............................  12,492         587,874
        Vector Group, Ltd.(1).....................  11,717         186,300
                                                             -------------
                                                                   984,667
                                                             -------------
      Utilities - Communication -- 0.17%
        Cincinnati Bell, Inc.+....................  96,448         397,366
        Commonwealth Telephone Enterprises, Inc.+.  10,262         435,109
                                                             -------------
                                                                   832,475
                                                             -------------
      Utilities - Electric -- 1.52%
        Allegheny Energy, Inc.+(1)................  63,690         907,582
        Black Hills Corp..........................  16,130         472,609
        Central Vermont Public Service Corp.......   5,963         116,338
        CH Energy Group, Inc.(1)..................   7,235         329,193
        Cleco Corp................................  22,232         385,725
        CMS Energy Corp.+(1)......................  76,275         657,490
        El Paso Electric Co.+.....................  24,710         357,060
        Empire District Electric Co.(1)...........  12,707         254,394
        Headwaters, Inc.+(1)......................  15,533         324,640
        Idacorp, Inc.(1)..........................  19,208         499,408
        MGE Energy, Inc...........................   8,944         271,361
        Otter Tail Corp. (1)......................  12,927         330,414
        Plug Power, Inc.+(1)......................  15,020         114,332
        PNM Resources, Inc........................  19,673         591,174
        Sierra Pacific Resources+(1)..............  58,921         439,551
        UIL Holdings Corp.........................   5,902         262,049
        UniSource Energy Corp.(1).................  14,304         353,023
        Weststar Energy, Inc......................  33,659         663,755
                                                             -------------
                                                                 7,330,098
                                                             -------------
      Utilities - Gas, Distribution -- 0.44%
        Chesapeake Utilities Corp.(1).............   2,806          65,464
        EnergySouth, Inc.(1)......................   2,215          80,670
        Northwest Natural Gas Co..................  12,911         375,839
        NUI Corp.(1)..............................   8,067         109,631
        SEMCO Energy, Inc.........................  14,042          80,601
        South Jersey Industries, Inc..............   6,819         286,330
        Southern Union Co.+.......................  27,911         561,569
        Southwest Gas Corp........................  15,330         346,458
        World Fuel Services Corp..................   4,744         209,068
                                                             -------------
                                                                 2,115,630
                                                             -------------

                                                           Number
                                                         of Shares/     Market
                                                         Par Value      Value
---------------------------------------------------------------------------------
Utilities - Gas, Pipeline -- 0.08%
  Aquila, Inc.+........................................       92,505 $     370,945
                                                                     -------------
Utilities - Miscellaneous -- 0.06%
  Casella Waste Systems, Inc., Class A+(1).............        6,391        89,346
  Walter Industries, Inc.(1)...........................       14,116       179,697
                                                                     -------------
                                                                           269,043
                                                                     -------------
Water Services -- 0.18%
  American States Water Co.............................        7,649       178,987
  California Water Service Group(1)....................        7,901       224,783
  Connecticut Water Service, Inc.(1)...................        4,008       100,797
  Middlesex Water Co.(1)...............................        5,244       103,097
  Pico Holdings, Inc.+(1)..............................        3,091        56,411
  SJW Corp.............................................        3,242       105,365
  Southwest Water Co.(1)...............................        7,363        89,387
                                                                     -------------
                                                                           858,827
                                                                     -------------
Total Common Stock
   (Cost $402,407,649).................................                452,059,149
                                                                     -------------
WARRANTS -- 0.00%
Finance Companies -- 0.00%
  Imperial Credit Industries, Inc. Expires 1/31/08+(2).          255             0
                                                                     -------------
Information Processing -- Software -- 0.00%
  Microstrategy, Inc. Expires 6/24/07+.................          491            78
                                                                     -------------
Total Warrants
   (Cost $0)...........................................                         78
                                                                     -------------
CORPORATE BONDS -- 0.01%
Home Builders -- 0.01%
  Brookfield Homes Corp.:
   12.00% due 6/30/20 (1).............................. $     34,088        34,940
                                                                     -------------
Total Corporate Bonds
   (Cost $34,087)......................................                     34,940
                                                                     -------------
Total Investment Securities -- 94.02%
   (Cost $402,441,736).................................                452,094,167
                                                                     -------------
SHORT-TERM INVESTMENTS -- 27.31%
Collective Investment Pool -- 23.19%
   Securities Lending Quality Trust(3).................  111,495,474   111,495,474
                                                                     -------------
Commercial Paper -- 3.84%
  American Express Credit Corp.:
   1.03% due 6/2/04 @..................................    5,000,000     4,999,857
  Paccar Financial Corporation:
   1.02% due 6/1/04 @..................................    3,489,000     3,489,000
  UBS Finance, Inc.:
   1.02% due 6/1/04 @..................................   10,000,000    10,000,000
                                                                     -------------
                                                                        18,488,857
                                                                     -------------

                                                                             77
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                             Market
                                               Par Value     Value
         ------------------------------------- ---------- -------------
         SHORT-TERM INVESTMENTS (continued)
         United States Treasury Bills -- 0.28%
           United States Treasury Bills:
            0.89% due 6/24/04 @............... $  115,000 $     114,933
            0.88% due 6/24/04 @...............  1,070,000     1,069,383
            0.87% due 6/17/04 @...............     25,000        24,990
            0.87% due 6/10/04 @...............     35,000        34,992
            0.86% due 6/10/04 @...............     10,000         9,998
            0.87% due 6/24/04 @...............     60,000        59,967
            0.84% due 6/17/04 @...............     10,000         9,996
            0.84% due 6/24/04 @...............     50,000        49,973
                                                          -------------
                                                              1,374,232
                                                          -------------
         Total Short-Term Investments
            (Cost $131,358,563)...............              131,358,563
                                                          -------------

                                                                              Market
                                                              Par Value       Value
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.48%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $7,124,697 and collateralized by
   Federal National Mtg. Assoc. Notes, bearing interest at
   3.10%, due 11/4/09 and having an approximate value of
   $7,338,300 (Cost $7,124,000) @........................... $7,124,000   $   7,124,000
                                                                          -------------
TOTAL INVESTMENTS --
   (Cost $540,924,299)......................................     122.81%    590,576,730
Liabilities in excess of other assets.......................     (22.81)%  (109,709,607)
                                                             ----------   -------------
NET ASSETS --                                                       100%  $ 480,867,123
                                                             ==========   =============

--------
+  Non-income producing
@ The security or a portion thereof represents collateral for open futures contracts.
#  Security represents an investment in an affiliated company.
(1)The security or a portion thereof is out on loan (see Note 2).
(2)Fair valued security (see Note 2).
(3)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)Illiquid security.

 Open Futures Contracts
 -----------------------------------------------------------------------------
 Number of                    Expiration  Value at   Value as of   Unrealized
 Contracts    Description        Date    Trade Date  May 31, 2004 Appreciation
 -----------------------------------------------------------------------------
  98 Long Russell 2000 Index June 2004  $28,036,699 $27,844,250   $(192,449)
                                                                   =========

See Notes to Financial Statements

78
                SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2004



                                                   Number     Market
                                                  of Shares   Value
        ----------------------------------------- --------- -----------
        COMMON STOCK -- 94.18%
        Apparel & Products -- 0.63%
          Gap, Inc.(1)...........................   47,547  $ 1,148,260
          Jones Apparel Group, Inc.(1)...........   35,382    1,361,146
                                                            -----------
                                                              2,509,406
                                                            -----------
        Appliances/Furnishings -- 1.06%
          Leggett & Platt, Inc...................  167,410    4,232,125
                                                            -----------
        Automotive -- 1.11%
          Danaher Corp...........................   93,760    4,409,533
                                                            -----------
        Banks -- 6.27%
          Bank of America Corp...................   27,948    2,323,317
          Bank One Corp..........................   36,260    1,756,797
          Comerica, Inc.(1)......................   38,190    2,161,936
          Mellon Financial Corp..................   22,820      671,821
          National City Corp.....................  136,280    4,836,577
          U.S. Bancorp...........................   12,570      353,217
          Wachovia Corp..........................  117,950    5,568,420
          Wells Fargo & Co.......................  124,770    7,336,476
                                                            -----------
                                                             25,008,561
                                                            -----------
        Beverages -- 2.35%
          Coca-Cola Bottling Co..................  165,450    8,495,858
          Coca-Cola Enterprises, Inc.............   31,875      878,156
                                                            -----------
                                                              9,374,014
                                                            -----------
        Broadcasting -- 1.78%
          Clear Channel Communications, Inc......   23,200      921,040
          Comcast Corp., Class A+................  213,320    6,175,614
                                                            -----------
                                                              7,096,654
                                                            -----------
        Building Materials -- 0.29%
          Masco Corp.............................   40,580    1,174,791
                                                            -----------
        Chemical -- 0.84%
          Ecolab, Inc.(1)........................   72,680    2,217,467
          Great Lakes Chemical Corp.(1)..........   45,480    1,126,994
                                                            -----------
                                                              3,344,461
                                                            -----------
        Commercial Services -- 0.01%
          Fluor Corp.(1).........................      990       40,016
                                                            -----------
        Conglomerates -- 5.25%
          3M Co..................................   78,110    6,604,982
          General Electric Co.@..................  460,410   14,327,959
                                                            -----------
                                                             20,932,941
                                                            -----------
        Drugs -- 5.73%
          Allergan, Inc..........................   11,820    1,050,798
          Bristol-Myers Squibb Co................   52,790    1,334,003
          Caremark Rx, Inc.+.....................  108,380    3,381,456
          Merck & Co., Inc.......................   13,490      638,077
          Pfizer, Inc.@..........................  385,930   13,638,766
          Watson Pharmaceuticals, Inc.+..........   26,760      999,486
          Wyeth..................................   50,500    1,818,000
                                                            -----------
                                                             22,860,586
                                                            -----------
        Electronics/Electrical Equipment -- 2.23%
          Emerson Electric Co....................   72,010    4,298,997
          Hawaiian Electric Industries, Inc.(1)..   13,410      651,860
          Jabil Circuit, Inc.+(1)................   40,580    1,148,820
          Thermo Electron Corp.+.................   78,720    2,423,001
          Waters Corp.+(1).......................    7,810      359,885
                                                            -----------
                                                              8,882,563
                                                            -----------
        Finance Companies -- 1.93%
          Capital One Financial Corp.............   38,520    2,698,711
          MBNA Corp..............................  119,910    3,045,714
          SLM Corp...............................   51,144    1,960,350
                                                            -----------
                                                              7,704,775
                                                            -----------

                                                     Number     Market
                                                    of Shares   Value
       -----------------------------------------------------------------
       Financial Services -- 7.02%
         American Express Co.......................   10,140  $   514,098
         Charles Schwab Corp.......................    7,000       68,600
         Citigroup, Inc.@..........................  265,330   12,319,272
         Fannie Mae................................   35,500    2,403,350
         Freddie Mac...............................   38,550    2,250,934
         Goldman Sachs Group, Inc..................   14,140    1,327,887
         JP Morgan Chase & Co......................  171,640    6,323,218
         Lehman Brothers Holdings, Inc.............    2,320      175,508
         Merrill Lynch & Co., Inc..................   45,650    2,592,920
                                                              -----------
                                                               27,975,787
                                                              -----------
       Freight -- 0.75%
         United Parcel Service, Inc., Class B......   41,871    3,002,988
                                                              -----------
       Hardware & Tools -- 0.73%
         Black & Decker Corp.......................   36,310    2,176,058
         Stanley Works.............................   17,230      750,367
                                                              -----------
                                                                2,926,425
                                                              -----------
       Hospital Supplies -- 2.32%
         AmerisourceBergen Corp....................   22,680    1,360,346
         Boston Scientific Corp.+..................   41,590    1,842,437
         Cardinal Health, Inc......................   23,450    1,587,800
         Johnson & Johnson.........................   79,960    4,454,572
                                                              -----------
                                                                9,245,155
                                                              -----------
       Household Products -- 4.13%
         Colgate-Palmolive Co......................   33,360    1,908,192
         Gillette Co...............................  131,870    5,682,278
         Procter & Gamble Co.......................   82,290    8,872,508
                                                              -----------
                                                               16,462,978
                                                              -----------
       Information Processing - Hardware -- 6.01%
         Apple Computer, Inc.+.....................   30,650      860,039
         Dell, Inc.+...............................  203,620    7,163,352
         Hewlett-Packard Co........................  276,550    5,873,922
         International Business Machines Corp......   76,080    6,739,927
         Lexmark International, Inc., Class A+.....   34,822    3,284,411
         Sun Microsystems, Inc.+...................   15,580       65,903
                                                              -----------
                                                               23,987,554
                                                              -----------
       Information Processing - Services -- 3.15%
         Adobe Systems, Inc........................   56,390    2,516,686
         eBay, Inc.+...............................   45,870    4,073,256
         First Data Corp...........................   40,300    1,744,587
         Fiserv, Inc.+.............................  111,937    4,233,457
                                                              -----------
                                                               12,567,986
                                                              -----------
       Information Processing - Software -- 4.73%
         Microsoft Corp.@..........................  557,930   14,701,455
         Oracle Corp.+.............................  368,630    4,172,892
                                                              -----------
                                                               18,874,347
                                                              -----------
       Insurance -- 7.16%
         Aetna, Inc................................   46,710    3,792,852
         AFLAC, Inc................................  111,950    4,545,170
         Allstate Corp.............................  110,103    4,842,330
         American International Group, Inc.#.......   42,160    3,090,328
         Chubb Corp................................   22,630    1,524,583
         Hartford Financial Services Group, Inc....   30,430    2,012,032
         Lincoln National Corp.....................    2,530      120,150
         Marsh & McLennan Cos., Inc................   63,750    2,812,650
         St. Paul Cos., Inc........................   43,840    1,739,571
         UnitedHealth Group, Inc...................   16,110    1,051,177
         Wellpoint Health Networks, Inc., Class A+.   27,131    3,026,192
                                                              -----------
                                                               28,557,035
                                                              -----------

                                                                             79
         SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                   Number     Market
                                                  of Shares   Value
         ---------------------------------------  --------- -----------
         COMMON STOCK (continued)
         Leisure and Tourism -- 0.38%
           Hasbro, Inc...........................   11,420  $   224,517
           McDonald's Corp.......................   48,670    1,284,888
                                                            -----------
                                                              1,509,405
                                                            -----------
         Machinery -- 1.66%
           Dover Corp............................   32,998    1,285,602
           Illinois Tool Works, Inc..............   59,250    5,325,390
                                                            -----------
                                                              6,610,992
                                                            -----------
         Medical - Biomedical/Gene -- 0.84%
           Amgen, Inc.+..........................   60,860    3,329,042
                                                            -----------
         Multimedia -- 3.04%
           Time Warner, Inc.+....................  391,030    6,663,151
           Viacom, Inc., Class B.................   67,850    2,502,987
           Walt Disney Co........................  125,750    2,951,352
                                                            -----------
                                                             12,117,490
                                                            -----------
         Oil and Gas -- 2.46%
           Cooper Cameron Corp.+(1)..............   12,890      597,709
           Diamond Offshore Drilling, Inc.(1)....   20,140      454,963
           Halliburton Co........................  150,570    4,372,553
           Helmerich & Payne, Inc.(1)............   49,070    1,224,296
           ONEOK, Inc.(1)........................   14,240      304,309
           Tidewater, Inc........................   43,520    1,202,893
           Transocean, Inc.+.....................   61,990    1,656,993
                                                            -----------
                                                              9,813,716
                                                            -----------
         Publishing -- 0.71%
           Tribune Co............................   58,300    2,815,307
                                                            -----------
         Railroads & Equipment -- 1.15%
           Norfolk Southern Corp.(1).............  189,502    4,591,633
                                                            -----------
         Retail -- 8.15%
           Bed Bath & Beyond, Inc.+..............   40,580    1,511,605
           Best Buy Co., Inc.....................   32,768    1,728,840
           CVS Corp..............................  111,630    4,652,738
           Home Depot, Inc.......................   42,890    1,540,609
           JC Penney Co., Inc....................   56,570    2,024,075
           Kohl's Corp.+.........................   13,420      638,255
           RadioShack Corp.(1)...................   17,402      528,847
           Staples, Inc..........................  167,030    4,606,687
           Target Corp...........................   65,200    2,914,440
           Wal-Mart Stores, Inc.@................  221,470   12,342,523
                                                            -----------
                                                             32,488,619
                                                            -----------
         Schools -- 1.17%
           Apollo Group, Inc., Class A+..........   49,710    4,662,798
                                                            -----------
         Semiconductors -- 3.00%
           Applied Materials, Inc.+..............  178,140    3,555,674
           Intel Corp............................  192,740    5,502,727
           KLA-Tencor Corp.+(1)..................    5,160      248,609
           National Semiconductor Corp.+.........   75,120    1,627,850
           Texas Instruments, Inc................   39,870    1,041,006
                                                            -----------
                                                             11,975,866
                                                            -----------
         Telecommunications -- 3.34%
           Alltel Corp...........................   19,140      969,058
           Cisco Systems, Inc.+..................  293,740    6,506,341
           Motorola, Inc.........................  146,160    2,889,583
           Nextel Communications, Inc., Class A+.  128,105    2,963,069
                                                            -----------
                                                             13,328,051
                                                            -----------

                                                               Number
                                                            of Shares/Par     Market
                                                                Value         Value
---------------------------------------------------------------------------------------
Utilities - Communication -- 0.59%
  Sprint Corp. (FON Group).................................      133,240   $  2,366,342
                                                                           ------------
Utilities - Electric -- 1.14%
  Duquesne Light Holdings, Inc.(1).........................       38,320        736,894
  OGE Energy Corp.(1)......................................       40,870      1,001,315
  Puget Energy, Inc.(1)....................................      115,430      2,479,436
  TECO Energy, Inc.(1).....................................       28,270        343,763
                                                                           ------------
                                                                              4,561,408
                                                                           ------------
Utilities - Gas, Distribution -- 0.40%
  AGL Resources, Inc.......................................       28,480        803,136
  KeySpan Corp.(1).........................................       22,400        792,960
                                                                           ------------
                                                                              1,596,096
                                                                           ------------
Utilities - Gas, Pipeline -- 0.67%
  National Fuel Gas Co.....................................      105,730      2,659,110
                                                                           ------------
Total Investment Securities -- 94.18%
   (Cost $352,071,720).....................................                 375,596,556
                                                                           ------------
SHORT-TERM INVESTMENTS -- 7.39%
Collective investment Pool -- 3.29%
  Securities Lending Quality Trust(2)......................  $13,122,499     13,122,499
                                                                           ------------
Commercial Paper -- 3.76%
  American Express Credit Corp.:
   1.03% due 6/2/04@.......................................    5,000,000      4,999,857
  UBS Finance, Inc.:
   1.02% due 6/1/04@.......................................   10,000,000     10,000,000
                                                                           ------------
                                                                             14,999,857
                                                                           ------------
United States Treasury Bills -- 0.34%
  United States Treasury Bills:
   0.88% due 6/24/04@......................................      350,000        349,798
   0.87% due 6/17/04@......................................       90,000         89,964
   0.86% due 6/24/04@......................................       20,000         19,989
   0.85% due 6/24/04@......................................      850,000        849,536
   0.84% due 6/24/04@......................................       30,000         29,984
   0.81% due 6/24/04@......................................       15,000         14,992
                                                                           ------------
                                                                              1,354,263
                                                                           ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $29,476,619)......................................                  29,476,619
                                                                           ------------
Repurchase Agreement -- 1.67%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $6,661,651 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 1.72%, due 7/3/18 and having an approximate value
   of $6,862,800
   (Cost $6,661,000)@......................................    6,661,000      6,661,000
                                                                           ------------
TOTAL INVESTMENTS
   (Cost $388,209,339).....................................       103.24%   411,734,175
Liabilities in excess of other assets......................        (3.24)%  (12,913,996)
                                                             -----------   ------------
NET ASSETS --                                                        100%  $398,820,179
                                                             ===========   ============

--------
+  Non-income producing
#  Security represents an investment in an affiliated company
@ The security or a portion thereof represents collateral for open future contracts.
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

    Open Futures Contracts
    ------------------------------------------------------------------------
    Number of               Expiration  Value of   Value as of   Unrealized
    Contracts  Description     Date    Trade Date  May 31, 2004 Appreciation
    ------------------------------------------------------------------------
     82 Long  S&P 500 Index June 2004  $22,903,540 $22,966,150    $62,610
                                                                  =======

See Notes to Financial Statements

80
                  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2004




                                                  Number     Market
                                                 of Shares   Value
          -------------------------------------  --------- -----------
          COMMON STOCK -- 99.47%
          Advertising -- 0.20%
            Interpublic Group of Cos., Inc.+(1).  167,300  $ 2,405,774
            Omnicom Group, Inc.(1)..............   76,600    6,118,042
                                                           -----------
                                                             8,523,816
                                                           -----------
          Aerospace/Defense -- 1.86%
            Boeing Co...........................  339,800   15,562,840
            General Dynamics Corp...............   79,900    7,640,837
            Goodrich Corp.......................   47,500    1,331,425
            Honeywell International, Inc........  346,400   11,673,680
            Lockheed Martin Corp................  181,800    9,006,372
            Northrop Grumman Corp...............   75,300    7,765,689
            Raytheon Co.........................  178,900    5,948,425
            Rockwell Collins, Inc.(1)...........   72,100    2,165,884
            United Technologies Corp............  208,000   17,598,880
                                                           -----------
                                                            78,694,032
                                                           -----------
          Airlines -- 0.12%
            Delta Air Lines, Inc.+(1)...........   49,800      303,780
            Southwest Airlines Co...............  318,300    4,936,833
                                                           -----------
                                                             5,240,613
                                                           -----------
          Apparel & Products -- 0.74%
            Gap, Inc............................  361,300    8,725,395
            Jones Apparel Group, Inc............   51,000    1,961,970
            Limited, Inc........................  188,100    3,630,330
            Liz Claiborne, Inc..................   44,100    1,512,630
            Nike, Inc., Class B.................  106,100    7,549,015
            Reebok International, Ltd...........   23,800      862,750
            TJX Cos., Inc.......................  203,000    5,056,730
            VF Corp.............................   43,700    2,053,026
                                                           -----------
                                                            31,351,846
                                                           -----------
          Appliances/Furnishings -- 0.11%
            Leggett & Platt, Inc................   77,500    1,959,200
            Maytag Corp.(1).....................   31,700      826,736
            Whirlpool Corp......................   28,100    1,869,493
                                                           -----------
                                                             4,655,429
                                                           -----------
          Automotive -- 0.92%
            AutoNation, Inc.+(1)................  111,000    1,850,370
            AutoZone, Inc.+.....................   35,200    3,053,600
            Cooper Tire & Rubber Co.............   29,800      628,482
            Danaher Corp........................  124,100    5,836,423
            Delphi Automotive Systems Corp.(1)..  226,100    2,303,959
            Ford Motor Co.(1)...................  738,700   10,969,695
            General Motors Corp.................  226,700   10,289,913
            Genuine Parts Co....................   70,200    2,642,328
            Goodyear Tire & Rubber Co.+(1)......   70,800      615,960
            Visteon Corp........................   52,800      578,688
                                                           -----------
                                                            38,769,418
                                                           -----------
          Banks -- 7.02%
            AmSouth Bancorp.(1).................  141,700    3,610,516
            Bank of America Corp................  824,210   68,516,577
            Bank of New York Co., Inc...........  312,100    9,384,847
            Bank One Corp.......................  451,600   21,880,020
            BB&T Corp...........................  220,600    8,312,208
            Charter One Financial, Inc..........   89,900    3,952,004
            Comerica, Inc.......................   70,800    4,007,988
            Fifth Third Bancorp.................  227,800   12,367,262
            First Horizon National Corp.(1).....   50,700    2,361,099
            Huntington Bancshares, Inc.(1)......   92,600    2,099,242
            KeyCorp.............................  169,200    5,314,572
            M&T Bank Corp.......................   48,100    4,356,417
            Marshall & Ilsley Corp..............   91,400    3,761,110
            Mellon Financial Corp...............  173,600    5,110,784
            National City Corp..................  244,600    8,680,854
            North Fork Bancorp., Inc.(1)........  130,000    5,005,000

                                                    Number      Market
                                                   of Shares    Value
       -----------------------------------------------------------------
       Banks (continued)
         Northern Trust Corp......................   88,900  $  3,818,255
         PNC Financial Services Group.............  111,900     6,177,999
         Providian Financial Corp.+(1)............  117,100     1,592,560
         Regions Financial Corp...................   89,700     3,410,394
         SouthTrust Corp..........................  133,300     4,514,871
         State Street Bank & Trust Co.............  135,300     6,551,226
         SunTrust Bks., Inc.......................  113,900     7,412,612
         Synovus Financial Corp.(1)...............  121,800     3,136,350
         U.S. Bancorp.............................  774,400    21,760,640
         Union Planters Corp.(1)..................   76,100     2,291,371
         Wachovia Corp............................  530,400    25,040,184
         Wells Fargo & Co.........................  682,500    40,131,000
         Zions Bancorp............................   36,300     2,225,190
                                                             ------------
                                                              296,783,152
                                                             ------------
       Beverages -- 2.75%
         Adolph Coors Co., Class B(1).............   14,700       947,415
         Anheuser-Busch Cos., Inc.................  328,600    17,504,522
         Brown-Forman Corp., Class B(1)...........   49,000     2,354,450
         Coca-Cola Bottling Co....................  986,400    50,651,640
         Coca-Cola Enterprises, Inc...............  185,200     5,102,260
         Pepsi Bottling Group, Inc.(1)............  104,800     3,039,200
         PepsiCo, Inc.............................  689,900    36,819,963
                                                             ------------
                                                              116,419,450
                                                             ------------
       Broadcasting -- 0.95%
         Clear Channel Communications, Inc........  248,200     9,853,540
         Comcast Corp., Class A+..................  908,000    26,286,600
         Univision Communications, Inc., Class A+.  130,100     4,234,755
                                                             ------------
                                                               40,374,895
                                                             ------------
       Building Materials -- 0.70%
         American Standard Cos., Inc.+............   87,300     3,275,496
         Lowe's Cos., Inc.........................  317,200    16,992,404
         Masco Corp...............................  182,500     5,283,375
         Sherwin-Williams Co......................   58,900     2,314,770
         Vulcan Materials Co......................   41,100     1,839,636
                                                             ------------
                                                               29,705,681
                                                             ------------
       Chemical -- 1.49%
         Air Products and Chemicals, Inc..........   91,700     4,582,249
         Ashland, Inc.............................   28,000     1,320,200
         Dow Chemical Co..........................  375,800    14,994,420
         E.I. du Pont de Nemours and Co...........  402,500    17,388,000
         Eastman Chemical Co.(1)..................   31,200     1,445,808
         Ecolab, Inc..............................  103,800     3,166,938
         Engelhard Corp...........................   50,600     1,531,662
         Great Lakes Chemical Corp................   20,500       507,990
         Hercules, Inc.+(1).......................   44,800       473,984
         Monsanto Co..............................  107,100     3,694,950
         PPG Industries, Inc......................   69,100     4,132,180
         Praxair, Inc.............................  131,200     4,853,088
         Rohm & Haas Co...........................   89,900     3,464,746
         Sigma-Aldrich Corp.......................   28,000     1,599,080
                                                             ------------
                                                               63,155,295
                                                             ------------
       Commercial Services -- 0.63%
         Ball Corp................................   22,800     1,557,468
         Cendant Corp.............................  406,500     9,325,110
         Cintas Corp..............................   68,900     3,126,682
         Convergys Corp.+.........................   57,900       849,972
         Deluxe Corp..............................   20,600       882,092
         Fluor Corp.(1)...........................   33,100     1,337,902
         Moody's Corp.............................   60,000     3,923,400
         Paychex, Inc.............................  152,300     5,712,773
                                                             ------------
                                                               26,715,399
                                                             ------------

                                                                             81
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                    Number      Market
                                                   of Shares    Value
      -------------------------------------------  --------- ------------
      COMMON STOCK (continued)
      Conglomerates -- 4.57%
        3M Co.....................................   316,100 $ 26,729,416
        Eaton Corp................................    61,400    3,582,690
        General Electric Co.@..................... 4,113,800  128,021,456
        ITT Industries, Inc.......................    37,300    3,004,515
        Loews Corp................................    74,900    4,316,487
        Textron, Inc..............................    55,600    3,038,540
        Tyco International, Ltd...................   806,800   24,841,372
                                                             ------------
                                                              193,534,476
                                                             ------------
      Drugs -- 6.73%
        Abbott Laboratories.......................   630,700   25,991,147
        Allergan, Inc.............................    52,900    4,702,810
        Bristol-Myers Squibb Co...................   783,000   19,786,410
        Caremark Rx, Inc.+........................   180,100    5,619,120
        Eli Lilly & Co............................   453,300   33,394,611
        Forest Laboratories, Inc.+................   148,300    9,400,737
        King Pharmaceuticals, Inc.+...............    97,300    1,299,928
        Merck & Co., Inc..........................   897,300   42,442,290
        Mylan Laboratories, Inc...................   108,200    2,413,942
        Pfizer, Inc.@............................. 3,075,900  108,702,306
        Schering-Plough Corp......................   593,400   10,028,460
        Watson Pharmaceuticals, Inc.+.............    43,600    1,628,460
        Wyeth.....................................   537,200   19,339,200
                                                             ------------
                                                              284,749,421
                                                             ------------
      Electronics/Electrical Equipment -- 1.42%
        Agilent Technologies, Inc.+...............   191,700    4,926,690
        American Power Conversion Corp.(1)........    80,200    1,451,620
        Applera Corp. -- Applied Biosystems Group.    83,200    1,612,416
        Comverse Technology, Inc.+................    77,800    1,374,726
        Emerson Electric Co.......................   170,100   10,154,970
        Jabil Circuit, Inc.+(1)...................    80,700    2,284,617
        JDS Uniphase Corp.+(1)....................   579,200    1,998,240
        Johnson Controls, Inc.....................    76,100    4,103,312
        Millipore Corp.+..........................    19,700    1,083,303
        Molex, Inc.(1)............................    76,900    2,257,784
        NVIDIA Corp.+(1)..........................    65,300    1,539,774
        Parker Hannifin Corp......................    47,800    2,655,768
        Perkinelmer, Inc..........................    51,200      998,912
        Pitney Bowes, Inc.........................    94,300    4,180,319
        PMC-Sierra, Inc.+.........................    69,600      981,360
        Power-One, Inc.+(1).......................    33,600      338,688
        Sanmina-SCI Corp.+........................   209,200    2,213,336
        Solectron Corp.+..........................   386,900    2,127,950
        Symbol Technologies, Inc.(1)..............    93,200    1,372,836
        Tektronix, Inc.(1)........................    34,200    1,079,352
        Thermo Electron Corp.+....................    66,800    2,056,104
        Thomas & Betts Corp.(1)...................    23,700      579,702
        W. W. Grainger, Inc.......................    36,900    2,009,205
        Waters Corp.+(1)..........................    49,000    2,257,920
        Xerox Corp.+..............................   321,700    4,355,818
                                                             ------------
                                                               59,994,722
                                                             ------------
      Finance Companies -- 0.63%
        Capital One Financial Corp................    93,100    6,522,586
        MBNA Corp.................................   515,400   13,091,160
        SLM Corp..................................   181,800    6,968,394
                                                             ------------
                                                               26,582,140
                                                             ------------
      Financial Services -- 7.24%
        American Express Co.......................   518,800   26,303,160
        Bear Stearns Cos., Inc....................    41,900    3,396,414
        Charles Schwab Corp.......................   547,200    5,362,560
        Citigroup, Inc............................ 2,077,800   96,472,254
        Countrywide Financial Corp................   111,399    7,185,236
        E*TRADE Group, Inc.+......................   147,600    1,684,116
        Equifax, Inc..............................    56,200    1,377,462
        Fannie Mae................................   391,900   26,531,630

                                                       Number      Market
                                                      of Shares    Value
    -----------------------------------------------------------------------
    Financial Services (continued)
      Federated Investors, Inc., Class B.............   43,900  $  1,307,342
      Franklin Resources, Inc........................  100,500     5,053,140
      Freddie Mac....................................  277,700    16,214,903
      Goldman Sachs Group, Inc.......................  194,900    18,303,059
      H & R Block, Inc...............................   71,900     3,512,315
      Janus Capital Group, Inc.(1)...................   97,200     1,591,164
      JP Morgan Chase & Co...........................  830,200    30,584,568
      Lehman Brothers Holdings, Inc..................  111,800     8,457,670
      Merrill Lynch & Co., Inc.......................  391,300    22,225,840
      Morgan Stanley.................................  442,500    23,678,175
      Principal Financial Group, Inc.................  129,500     4,526,025
      T. Rowe Price Group, Inc.(1)...................   50,800     2,446,528
                                                                ------------
                                                                 306,213,561
                                                                ------------
    Foods -- 1.50%
      Archer-Daniels-Midland Co......................  261,500     4,348,745
      Campbell Soup Co.(1)...........................  165,900     4,232,109
      ConAgra Foods, Inc.............................  216,600     6,090,792
      General Mills, Inc.............................  151,300     6,967,365
      H J Heinz Co...................................  142,100     5,306,014
      Hershey Foods Corp.............................   52,500     4,658,325
      Kellogg Co.....................................  166,400     7,055,360
      McCormick & Co., Inc.(1).......................   55,500     1,967,475
      Sara Lee Corp..................................  319,200     7,309,680
      Sysco Corp.....................................  260,100     9,753,750
      Wm. Wrigley Jr. Co.............................   90,800     5,702,240
                                                                ------------
                                                                  63,391,855
                                                                ------------
    Freight -- 1.00%
      FedEx Corp.....................................  120,300     8,851,674
      Ryder System, Inc..............................   26,300       977,045
      United Parcel Service, Inc., Class B...........  455,400    32,661,288
                                                                ------------
                                                                  42,490,007
                                                                ------------
    Hardware & Tools -- 0.10%
      Black & Decker Corp.(1)........................   31,800     1,905,774
      Snap-On, Inc...................................   23,600       793,668
      Stanley Works(1)...............................   32,700     1,424,085
                                                                ------------
                                                                   4,123,527
                                                                ------------
    Healthcare -- 0.41%
      Anthem, Inc.+..................................   55,700     4,931,121
      Bausch & Lomb, Inc.............................   21,200     1,293,624
      Health Management Associates, Inc., Class A(1).   98,000     2,155,020
      Manor Care, Inc................................   36,100     1,131,013
      McKesson Corp..................................  117,400     4,038,560
      Medco Health Solutions, Inc.+..................  109,000     3,818,270
                                                                ------------
                                                                  17,367,608
                                                                ------------
    Heavy Duty Trucks/Parts -- 0.14%
      Dana Corp......................................   60,100     1,120,865
      Navistar International Corp.+..................   27,800     1,055,010
      PACCAR, Inc....................................   70,600     3,939,480
                                                                ------------
                                                                   6,115,355
                                                                ------------
    Home Builders -- 0.15%
      Centex Corp....................................   49,800     2,414,802
      KB Home........................................   19,000     1,251,720
      Pulte Homes, Inc...............................   50,500     2,663,875
                                                                ------------
                                                                   6,330,397
                                                                ------------
    Hospital Management -- 0.24%
      HCA, Inc.......................................  199,800     7,758,234
      Tenet Healthcare Corp.+(1).....................  187,500     2,235,000
                                                                ------------
                                                                   9,993,234
                                                                ------------
    Hospital Supplies -- 3.64%
      AmerisourceBergen Corp.........................   45,300     2,717,094
      Baxter International, Inc......................  246,100     7,737,384

82
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                       Number      Market
                                                      of Shares    Value
   -------------------------------------------------  --------- ------------
   COMMON STOCK (continued)
   Hospital Supplies (continued)
     Becton, Dickinson and Co........................   101,900 $  5,127,608
     Biomet, Inc.....................................   103,100    4,136,372
     Boston Scientific Corp.+........................   330,400   14,636,720
     Cardinal Health, Inc............................   175,400   11,876,334
     CR Bard, Inc....................................    21,000    2,355,570
     Hospira, Inc.+..................................    63,120    1,618,397
     Johnson & Johnson............................... 1,197,200   66,696,012
     Medtronic, Inc..................................   488,900   23,418,310
     St. Jude Medical, Inc.+.........................    69,500    5,300,070
     Stryker Corp....................................   160,900    8,181,765
                                                                ------------
                                                                 153,801,636
                                                                ------------
   Household Products -- 2.89%
     Alberto-Culver Co., Class B.....................    36,400    1,711,528
     Avon Products, Inc..............................    94,900    8,413,834
     Clorox Co.......................................    84,800    4,440,128
     Colgate-Palmolive Co............................   214,800   12,286,560
     Fortune Brands, Inc.(1).........................    58,900    4,435,170
     Gillette Co.....................................   406,200   17,503,158
     International Flavors & Fragrances, Inc.........    37,800    1,360,044
     Kimberly-Clark Corp.............................   202,300   13,331,570
     Newell Rubbermaid, Inc..........................   110,800    2,611,556
     Procter & Gamble Co.............................   521,300   56,206,566
                                                                ------------
                                                                 122,300,114
                                                                ------------
   Human Resources -- 0.05%
     Robert Half International, Inc..................    69,100    1,933,418
                                                                ------------
   Information Processing - Hardware -- 3.34%
     Apple Computer, Inc.+...........................   149,100    4,183,746
     Dell, Inc.+..................................... 1,032,800   36,333,904
     Gateway, Inc.+..................................   151,000      611,550
     Hewlett-Packard Co.............................. 1,230,601   26,137,965
     International Business Machines Corp............   685,500   60,728,445
     Lexmark International, Inc., Class A+...........    51,800    4,885,776
     Network Appliance, Inc.+........................   139,100    2,754,180
     Sun Microsystems, Inc.+......................... 1,325,900    5,608,557
                                                                ------------
                                                                 141,244,123
                                                                ------------
   Information Processing - Services -- 2.28%
     Adobe Systems, Inc.(1)..........................    96,100    4,288,943
     Affiliated Computer Services, Inc., Class A+(1).    54,900    2,735,118
     Computer Sciences Corp.+........................    75,600    3,295,404
     eBay, Inc.+.....................................   260,600   23,141,280
     Electronic Data Systems Corp.(1)................   193,700    3,166,995
     EMC Corp.+......................................   975,500   10,964,620
     First Data Corp.................................   357,967   15,496,391
     Fiserv, Inc.+...................................    78,500    2,968,870
     Monster Worldwide, Inc.+........................    45,500    1,151,605
     NCR Corp.+(1)...................................    38,200    1,842,768
     SunGard Data Systems, Inc.+.....................   115,900    3,211,589
     Symantec Corp.+.................................   125,500    5,747,900
     Unisys Corp.+...................................   133,800    1,814,328
     Yahoo!, Inc.+...................................   536,600   16,452,156
                                                                ------------
                                                                  96,277,967
                                                                ------------
   Information Processing - Software -- 4.25%
     Autodesk, Inc...................................    45,500    1,631,630
     Automatic Data Processing, Inc..................   237,900   10,569,897
     BMC Software, Inc.+.............................    90,800    1,601,712
     Citrix Systems, Inc.+...........................    66,100    1,391,405
     Computer Associates International, Inc..........   234,700    6,350,982
     Compuware Corp.+................................   155,000    1,232,250
     IMS Health, Inc.(1).............................    96,600    2,403,408
     Intuit, Inc.+...................................    80,100    3,138,318
     Mercury Interactive Corp.+......................    36,400    1,745,016
     Microsoft Corp.@................................ 4,354,400  114,738,440
     Novell, Inc.+(1)................................   151,900    1,383,809

                                                         Number      Market
                                                        of Shares    Value
  ---------------------------------------------------------------------------
  Information Processing - Software (continued)
    Oracle Corp.+...................................... 2,108,800 $ 23,871,616
    Parametric Technology Corp.+.......................   107,600      521,860
    PeopleSoft, Inc.+..................................   146,800    2,624,784
    Siebel Systems, Inc.+..............................   200,000    2,160,000
    VERITAS Software Corp.+............................   172,500    4,588,500
                                                                  ------------
                                                                   179,953,627
                                                                  ------------
  Insurance -- 5.43%
    ACE, Ltd...........................................   112,600    4,636,868
    Aetna, Inc.........................................    61,800    5,018,160
    AFLAC, Inc.........................................   206,900    8,400,140
    Allstate Corp......................................   283,700   12,477,126
    AMBAC Financial Group, Inc.........................    43,200    2,987,280
    American International Group, Inc. #............... 1,052,400   77,140,920
    Aon Corp.(1).......................................   126,600    3,497,958
    Chubb Corp.........................................    75,800    5,106,646
    CIGNA Corp.........................................    56,800    3,851,040
    Cincinnati Financial Corp..........................    67,955    2,905,076
    Hartford Financial Services Group, Inc.............   117,500    7,769,100
    Humana, Inc.+......................................    65,400    1,116,378
    Jefferson-Pilot Corp.(1)...........................    57,000    2,925,810
    Lincoln National Corp..............................    71,800    3,409,782
    Marsh & McLennan Cos., Inc.........................   213,800    9,432,856
    MBIA, Inc..........................................    58,200    3,223,698
    MetLife, Inc.......................................   306,600   10,899,630
    MGIC Investment Corp.(1)...........................    39,700    2,898,100
    Progressive Corp...................................    87,400    7,496,298
    Prudential Financial, Inc..........................   218,000    9,657,400
    Safeco Corp........................................    56,000    2,349,200
    St. Paul Cos., Inc.................................   267,610   10,618,765
    Torchmark Corp.....................................    45,700    2,476,483
    UnitedHealth Group, Inc............................   252,400   16,469,100
    UnumProvident Corp.(1).............................   119,400    1,738,464
    Wellpoint Health Networks, Inc., Class A+..........    62,600    6,982,404
    XL Capital, Ltd., Class A..........................    55,300    4,128,145
                                                                  ------------
                                                                   229,612,827
                                                                  ------------
  Leisure and Tourism -- 1.83%
    Brunswick Corp.(1).................................    37,800    1,530,900
    Carnival Corp......................................   254,100   10,827,201
    Darden Restaurants, Inc............................    66,500    1,496,250
    Electronic Arts, Inc.+.............................   120,500    6,125,015
    Harley-Davidson, Inc...............................   122,100    7,019,529
    Harrah's Entertainment, Inc........................    45,000    2,313,000
    Hasbro, Inc........................................    70,400    1,384,064
    Hilton Hotels Corp.................................   153,100    2,656,285
    International Game Technology......................   139,800    5,494,140
    Marriott International, Inc., Class A..............    92,900    4,582,757
    Mattel, Inc.(1)....................................   173,400    3,031,032
    McDonald's Corp....................................   508,900   13,434,960
    Sabre Holdings Corp., Class A......................    56,600    1,443,300
    Starbucks Corp.+...................................   159,700    6,490,208
    Starwood Hotels & Resorts Worldwide, Inc., Class B.    82,400    3,475,632
    Wendy's International, Inc.........................    46,000    1,738,340
    Yum! Brands, Inc.+.................................   118,700    4,451,250
                                                                  ------------
                                                                    77,493,863
                                                                  ------------
  Machinery -- 1.03%
    Caterpillar, Inc...................................   140,000   10,549,000
    Cooper Industries, Ltd., Class A...................    37,200    2,116,680
    Crane Co...........................................    24,100      727,579
    Cummins, Inc.(1)...................................    17,400    1,013,376
    Deere & Co.........................................    98,200    6,451,740
    Dover Corp.........................................    82,000    3,194,720
    Illinois Tool Works, Inc...........................   124,200   11,163,096
    Ingersoll-Rand Co., Class A........................    70,800    4,623,240

                                                                             83
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                      Number      Market
                                                     of Shares    Value
    -----------------------------------------------  --------- ------------
    COMMON STOCK (continued)
    Machinery (continued)
      Pall Corp.....................................    50,700 $  1,225,926
      Rockwell Automation, Inc.(1)..................    75,500    2,556,430
                                                               ------------
                                                                 43,621,787
                                                               ------------
    Medical - Biomedical/Gene -- 1.02%
      Amgen, Inc.+..................................   520,300   28,460,410
      Biogen, Inc.+.................................   132,100    8,210,015
      Genzyme Corp.+................................    90,400    3,939,632
      MedImmune, Inc.+..............................    99,900    2,404,593
                                                               ------------
                                                                 43,014,650
                                                               ------------
    Medical Technology -- 0.52%
      Chiron Corp.+(1)..............................    75,600    3,383,100
      Guidant Corp..................................   125,600    6,825,104
      Quest Diagnostics, Inc........................    41,800    3,601,070
      Zimmer Holdings, Inc.+........................    97,500    8,321,625
                                                               ------------
                                                                 22,130,899
                                                               ------------
    Metals -- 0.65%
      Alcoa, Inc....................................   351,100   10,989,430
      Allegheny Technologies, Inc.(1)...............    32,600      391,526
      Freeport-McMoRan Copper & Gold, Inc., Class B.    69,400    2,333,922
      Newmont Mining Corp...........................   174,200    6,917,482
      Nucor Corp.(1)................................    31,600    2,080,860
      Phelps Dodge Corp.+...........................    37,500    2,546,250
      United States Steel Corp......................    45,600    1,384,416
      Worthington Industries, Inc...................    34,900      667,986
                                                               ------------
                                                                 27,311,872
                                                               ------------
    Multimedia -- 2.21%
      Gannett Co., Inc..............................   109,400    9,605,320
      McGraw-Hill Cos., Inc.........................    77,300    6,023,216
      Meredith Corp.................................    20,300    1,064,938
      Time Warner, Inc.+............................ 1,836,600   31,295,664
      Viacom, Inc., Class B.........................   705,600   26,029,584
      Walt Disney Co................................   825,900   19,383,873
                                                               ------------
                                                                 93,402,595
                                                               ------------
    Oil and Gas -- 6.24%
      Amerada Hess Corp.............................    36,300    2,562,417
      Anadarko Petroleum Corp.......................   101,500    5,533,780
      Apache Corp...................................   130,800    5,279,088
      Baker Hughes, Inc.............................   135,200    4,600,856
      BJ Services Co.+..............................    64,200    2,689,338
      Burlington Resources, Inc.....................    79,900    5,348,506
      ChevronTexaco Corp............................   431,500   39,007,600
      ConocoPhillips................................   276,000   20,239,080
      Devon Energy Corp.............................    93,900    5,573,904
      Dynegy, Inc., Class A+(1).....................   152,100      667,719
      El Paso Corp..................................   258,600    1,864,506
      EOG Resources, Inc............................    46,400    2,479,152
      Exxon Mobil Corp.............................. 2,645,200  114,404,900
      Halliburton Co................................   176,700    5,131,368
      Kerr-McGee Corp.(1)...........................    40,800    2,009,400
      Kinder Morgan, Inc............................    49,700    2,982,000
      Marathon Oil Corp.............................   137,300    4,577,582
      Nabors Industries, Ltd.+......................    59,200    2,450,880
      Noble Corp.+..................................    54,200    1,867,732
      Occidental Petroleum Corp.....................   156,600    6,921,720
      Peoples Energy Corp...........................    15,200      629,584
      Rowan Cos., Inc.+(1)..........................    42,100      925,358
      Schlumberger, Ltd.............................   237,400   13,572,158
      Sunoco, Inc.(1)...............................    31,200    1,919,736
      Transocean, Inc.+(1)..........................   129,100    3,450,843

                                                       Number      Market
                                                      of Shares    Value
    -----------------------------------------------------------------------
    Oil and Gas (continued)
      Unocal Corp....................................  104,500  $  3,723,335
      Valero Energy Corp.(1).........................   51,200     3,384,832
                                                                ------------
                                                                 263,797,374
                                                                ------------
    Paper/Forest Products -- 0.77%
      Avery Dennison Corp.(1)........................   44,700     2,639,088
      Bemis Co., Inc.................................   42,900     1,181,895
      Boise Cascade Corp.............................   35,200     1,237,280
      Georgia-Pacific Corp.(1).......................  102,300     3,664,386
      International Paper Co.........................  193,700     8,121,841
      Louisiana-Pacific Corp.(1).....................   42,800       988,680
      Meadwestvaco Corp..............................   81,200     2,242,744
      Pactiv Corp.+..................................   63,500     1,497,330
      Plum Creek Timber Co., Inc.....................   73,900     2,314,548
      Sealed Air Corp.+..............................   34,300     1,724,261
      Temple-Inland, Inc.(1).........................   22,100     1,443,572
      Weyerhaeuser Co................................   94,500     5,715,360
                                                                ------------
                                                                  32,770,985
                                                                ------------
    Photography -- 0.07%
      Eastman Kodak Co...............................  115,600     3,026,408
                                                                ------------
    Pollution Control -- 0.20%
      Allied Waste Industries, Inc.+.................  129,100     1,711,866
      Waste Management, Inc..........................  232,600     6,689,576
                                                                ------------
                                                                   8,401,442
                                                                ------------
    Publishing -- 0.38%
      Dow Jones & Co., Inc.(1).......................   32,900     1,576,897
      Knight-Ridder, Inc.............................   32,300     2,454,154
      New York Times Co., Class A....................   60,500     2,821,115
      R. R. Donnelley & Sons Co......................   86,400     2,614,464
      Tribune Co.....................................  133,300     6,437,057
                                                                ------------
                                                                  15,903,687
                                                                ------------
    Railroads & Equipment -- 0.42%
      Burlington Northern Santa Fe Corp..............  150,100     4,944,294
      CSX Corp.......................................   86,400     2,730,240
      Norfolk Southern Corp..........................  157,700     3,821,071
      Union Pacific Corp.............................  104,400     6,088,608
                                                                ------------
                                                                  17,584,213
                                                                ------------
    Real Estate Investment Trusts -- 0.36%
      Apartment Investment & Management Co., Class A.   37,800     1,091,664
      Equity Office Properties Trust.................  161,300     4,347,035
      Equity Residential.............................  112,400     3,309,056
      Prologis Trust.................................   73,100     2,343,586
      Simon Property Group, Inc......................   82,300     4,244,211
                                                                ------------
                                                                  15,335,552
                                                                ------------
    Retail -- 5.82%
      Albertson's, Inc...............................  148,100     3,469,983
      Bed Bath & Beyond, Inc.+.......................  120,300     4,481,175
      Best Buy Co., Inc.(1)..........................  130,900     6,906,284
      Big Lots, Inc.+................................   47,200       690,064
      Circuit City Stores, Inc.(1)...................   80,200       959,994
      Costco Wholesale Corp..........................  184,800     6,981,744
      CVS Corp.......................................  159,800     6,660,464
      Dillard's, Inc., Class A.......................   33,600       672,336
      Dollar General Corp............................  135,900     2,636,460
      Express Scripts, Inc., Class A+................   31,300     2,449,538
      Family Dollar Stores, Inc......................   69,500     2,179,520
      Federated Department Stores, Inc...............   73,000     3,482,830
      Home Depot, Inc................................  917,700    32,963,784
      JC Penney Co., Inc.............................  110,100     3,939,378
      Kohl's Corp.+..................................  137,100     6,520,476
      Kroger Co.+....................................  300,500     5,015,345
      May Department Stores Co.......................  116,400     3,336,024
      Nordstrom, Inc.................................   55,400     2,246,470
      Office Depot, Inc.+............................  125,200     2,045,768

84
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                    Number      Market
                                                   of Shares    Value
      -------------------------------------------  --------- ------------
      COMMON STOCK (continued)
      Retail (continued)
        RadioShack Corp...........................    66,200 $  2,011,818
        Safeway, Inc.+(1).........................   178,500    4,026,960
        Sears, Roebuck and Co.(1).................    89,900    3,416,200
        Staples, Inc..............................   201,400    5,554,612
        SUPERVALU, Inc............................    54,300    1,684,386
        Target Corp...............................   367,700   16,436,190
        Tiffany & Co..............................    59,100    2,090,367
        Toys 'R' Us, Inc.+(1).....................    86,100    1,353,492
        Wal-Mart Stores, Inc...................... 1,745,800   97,293,434
        Walgreen Co...............................   413,400   14,473,134
        Winn-Dixie Stores, Inc.(1)................    57,300      362,709
                                                             ------------
                                                              246,340,939
                                                             ------------
      Savings & Loan -- 0.53%
        Golden West Financial Corp................    61,400    6,678,478
        Washington Mutual, Inc....................   362,700   15,842,736
                                                             ------------
                                                               22,521,214
                                                             ------------
      Schools -- 0.16%
        Apollo Group, Inc., Class A+..............    71,000    6,659,800
                                                             ------------
      Semiconductors -- 3.76%
        Advanced Micro Devices, Inc.+.............   140,500    2,184,775
        Altera Corp.+(1)..........................   152,800    3,497,592
        Analog Devices, Inc.......................   150,800    7,411,820
        Applied Materials, Inc.+..................   678,300   13,538,868
        Applied Micro Circuits Corp.+.............   125,400      675,906
        Broadcom Corp., Class A+..................   122,100    5,153,841
        Intel Corp................................ 2,615,600   74,675,380
        KLA-Tencor Corp.+.........................    79,200    3,815,856
        Linear Technology Corp....................   125,900    4,993,194
        LSI Logic Corp.+..........................   152,900    1,253,780
        Maxim Integrated Products, Inc.(1)........   132,300    6,724,809
        Micron Technology, Inc.+(1)...............   245,700    3,692,871
        National Semiconductor Corp.+.............   143,600    3,111,812
        Novellus Systems, Inc.+...................    61,800    2,057,322
        QLogic Corp.+(1)..........................    38,300    1,175,810
        Teradyne, Inc.+(1)........................    77,200    1,720,788
        Texas Instruments, Inc....................   698,800   18,245,668
        Xilinx, Inc...............................   139,000    5,070,720
                                                             ------------
                                                              159,000,812
                                                             ------------
      Telecommunications -- 5.17%
        ADC Telecommunications, Inc.+.............   325,300      826,262
        Alltel Corp...............................   125,900    6,374,317
        Andrew Corp.+.............................    64,000    1,257,600
        AT&T Wireless Services, Inc.+............. 1,098,900   15,560,424
        Avaya, Inc.+(1)...........................   171,300    2,711,679
        BellSouth Corp............................   738,800   18,440,448
        CenturyTel, Inc.(1).......................    58,200    1,739,598
        Ciena Corp.+(1)...........................   232,000      835,200
        Cisco Systems, Inc.+...................... 2,772,400   61,408,660
        Citizens Communications Co.+..............   114,800    1,457,960
        Corning, Inc.+............................   543,700    6,736,443
        Lucent Technologies, Inc.+(1)............. 1,718,400    6,134,688
        Motorola, Inc.............................   944,200   18,666,834
        Nextel Communications, Inc., Class A+.....   443,500   10,258,155
        QUALCOMM, Inc.............................   324,700   21,777,629
        Qwest Communications International, Inc.+.   712,400    2,671,500
        Scientific-Atlanta, Inc...................    61,500    2,116,830
        Tellabs, Inc.+(1).........................   167,500    1,329,950
        Verizon Communications, Inc............... 1,114,000   38,522,120
                                                             ------------
                                                              218,826,297
                                                             ------------

                                                  Number       Market
                                                 of Shares     Value
      ------------------------------------------------------------------
      Tobacco -- 1.04%
        Altria Group, Inc.......................   825,600 $   39,604,032
        R.J. Reynolds Tobacco Holdings, Inc.(1).    34,200      1,922,040
        UST, Inc.(1)............................    66,900      2,499,384
                                                           --------------
                                                               44,025,456
                                                           --------------
      Utilities - Communication -- 1.11%
        AT&T Corp.(1)...........................   320,000      5,305,600
        SBC Communications, Inc................. 1,334,200     31,620,540
        Sprint Corp. (FON Group)................   573,300     10,181,808
                                                           --------------
                                                               47,107,948
                                                           --------------
      Utilities - Electric -- 2.48%
        AES Corp.+..............................   251,100      2,345,274
        Allegheny Energy, Inc.+(1)..............    51,300        731,025
        Ameren Corp.............................    73,400      3,244,280
        American Electric Power Co., Inc........   159,400      5,064,138
        Calpine Corp.+(1).......................   166,600        631,414
        CenterPoint Energy, Inc.................   123,500      1,338,740
        Cinergy Corp............................    71,900      2,696,969
        CMS Energy Corp.+.......................    65,000        560,300
        Cons. Edison, Inc.(1)...................    96,880      3,803,509
        Constellation Energy Group, Inc.........    67,500      2,581,200
        Dominion Resources, Inc.................   130,900      8,242,773
        DTE Energy Co.(1).......................    68,100      2,738,301
        Duke Energy Corp........................   366,100      7,300,034
        Edison International, Inc.(1)...........   131,500      3,174,410
        Entergy Corp............................    92,400      5,045,964
        Exelon Corp.............................   265,700      8,847,810
        FirstEnergy Corp........................   133,100      5,190,900
        FPL Group, Inc..........................    74,400      4,743,000
        NiSource, Inc...........................   105,900      2,145,534
        PG&E Corp.+.............................   169,000      4,816,500
        Pinnacle West Capital Corp..............    36,900      1,486,701
        PPL Corp................................    71,600      3,089,540
        Progress Energy, Inc....................    99,000      4,218,390
        Public Service Enterprise Group, Inc....    95,300      4,017,848
        Southern Co.............................   295,400      8,542,968
        TECO Energy, Inc.(1)....................    75,800        921,728
        TXU Corp................................   130,700      4,884,259
        Xcel Energy, Inc........................   160,900      2,733,691
                                                           --------------
                                                              105,137,200
                                                           --------------
      Utilities - Gas, Distribution -- 0.14%
        Keyspan Corp............................    64,200      2,272,680
        Nicor, Inc.(1)..........................    17,800        592,384
        Sempra Energy...........................    91,700      3,060,029
                                                           --------------
                                                                5,925,093
                                                           --------------
      Utilities - Gas, Pipeline -- 0.06%
        Williams Cos., Inc.(1)..................   208,900      2,487,999
                                                           --------------
      Total Investment Securities -- 99.47%
         (Cost $2,953,023,150)..................            4,208,227,126
                                                           --------------

                                                                             85
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                   Par        Market
                                                  Value       Value
        -------------------------------------  ----------- ------------
        SHORT-TERM INVESTMENTS -- 2.55%
        Collective Investment Pool -- 2.33%
          Securities Lending Quality Trust(2). $98,548,938 $ 98,548,938
                                                           ------------
        Commercial Paper -- 0.19%
          UBS Finance, Inc.:
           1.02% due 6/1/04@..................   8,000,000    8,000,000
                                                           ------------
        United States Treasury Bills -- 0.03%
          United States Treasury Bills:
           0.88% due 6/24/04@.................   1,250,000    1,249,279
           0.81% due 6/24/04@.................      90,000       89,953
                                                           ------------
                                                              1,339,232
                                                           ------------
        Total Short-Term Investments
           (Cost $107,888,170)................              107,888,170
                                                           ------------

                                                                Par          Market
                                                               Value         Value
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.17%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 0.88%, dated 5/28/04, to be repurchased
   6/1/04 in the amount of $7,020,686 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 1.72%, due 7/3/18 and having an approximate value
   of $7,231,875@ (Cost $7,020,000)........................ $7,020,000   $    7,020,000
                                                                         --------------
TOTAL INVESTMENTS --
   (Cost $3,067,931,320)...................................     102.19%   4,323,135,296
Liabilities in excess of other assets......................      (2.19)%    (92,740,282)
                                                            ----------   --------------
NET ASSETS --                                                      100%  $4,230,395,014
                                                            ==========   ==============

--------
+  Non-income producing
#  Security represents an investment in an affiliated company
@ The security or a portion thereof represents collateral for open futures contracts.
(1)The security or a portion thereof is out on loan (see Note 2).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).

    Open Futures Contracts
    ------------------------------------------------------------------------
    Number of               Expiration  Value at   Value as of   Unrealized
    Contracts  Description     Date    Trade Date  May 31, 2004 Appreciation
    ------------------------------------------------------------------------
     70 Long S&P 500 Index June 2004  $19,428,192 $19,605,250    $177,058
                                                                  ========

See Notes to Financial Statements

86
                     VALUE FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2004




                                                Number     Market
                                               of Shares   Value
            ---------------------------------  --------- -----------
            COMMON STOCK -- 98.36%
            Aerospace/Defense -- 3.96%
              Boeing Co.......................   4,330   $   198,314
              Honeywell International, Inc....   2,251        75,859
              Lockheed Martin Corp............   2,680       132,767
              Northrop Grumman Corp...........     370        38,158
              Raytheon Co.....................   2,100        69,825
              United Technologies Corp........     694        58,719
                                                         -----------
                                                             573,642
                                                         -----------
            Airlines -- 0.59%
              Southwest Airlines Co...........   5,530        85,770
                                                         -----------
            Apparel & Products -- 0.86%
              Jones Apparel Group, Inc........     479        18,427
              Limited, Inc....................   2,182        42,113
              Liz Claiborne, Inc..............     440        15,092
              TJX Cos., Inc...................   1,957        48,749
                                                         -----------
                                                             124,381
                                                         -----------
            Appliances/Furnishings -- 0.35%
              Whirlpool Corp..................     750        49,898
                                                         -----------
            Automotive -- 0.94%
              AutoZone, Inc.+.................     230        19,952
              Delphi Automotive Systems Corp..   1,510        15,387
              Ford Motor Co...................     480         7,128
              General Motors Corp.............     350        15,887
              Lear Corp.......................     600        35,538
              SPX Corp........................     960        41,971
                                                         -----------
                                                             135,863
                                                         -----------
            Banks -- 9.96%
              Bank of America Corp............   4,600       382,398
              Bank of New York Co., Inc.......   4,540       136,518
              Bank One Corp...................     499        24,177
              Fifth Third Bancorp.............   1,818        98,699
              First Horizon National Corp.....      50         2,329
              M&T Bank Corp...................     180        16,303
              National City Corp..............   1,381        49,012
              Northern Trust Corp.............     410        17,609
              Providian Financial Corp.+......     835        11,356
              State Street Bank & Trust Co....   2,310       111,850
              Synovus Financial Corp..........     880        22,660
              U.S. Bancorp....................   9,830       276,223
              Wachovia Corp...................   1,150        54,291
              Wells Fargo & Co................   4,040       237,552
                                                         -----------
                                                           1,440,977
                                                         -----------
            Beverages -- 2.05%
              Coca-Cola Bottling Co...........   4,340       222,859
              Coca-Cola Enterprises, Inc......   2,680        73,834
                                                         -----------
                                                             296,693
                                                         -----------
            Broadcasting -- 0.50%
              Liberty Media Corp.+............   6,570        72,139
                                                         -----------
            Building Materials -- 1.54%
              Lowe's Cos., Inc................   1,860        99,640
              Masco Corp......................   3,630       105,088
              Vulcan Materials Co.............     410        18,352
                                                         -----------
                                                             223,080
                                                         -----------
            Chemical -- 2.24%
              Dow Chemical Co.................   3,740       149,226
              E.I. du Pont de Nemours and Co..   1,540        66,528
              Hercules, Inc.+.................   1,200        12,696
              PPG Industries, Inc.............   1,600        95,680
                                                         -----------
                                                             324,130
                                                         -----------
            Coal -- 0.08%
              Peabody Energy Corp.............     230        11,440
                                                         -----------

                                                   Number     Market
                                                  of Shares   Value
        ---------------------------------------------------------------
        Commercial Services -- 0.07%
          Owens-Illinois, Inc.+..................     630   $     9,343
                                                            -----------
        Conglomerates -- 5.03%
          3M Co..................................     600        50,736
          General Electric Co....................  12,370       384,954
          Textron, Inc...........................     641        35,031
          Tyco International, Ltd................   8,370       257,712
                                                            -----------
                                                                728,433
                                                            -----------
        Drugs -- 7.46%
          Abbott Laboratories....................   4,699       193,646
          Bristol-Myers Squibb Co................   2,894        73,131
          Caremark Rx, Inc.+.....................     423        13,198
          Eli Lilly & Co.........................   1,095        80,669
          King Pharmaceuticals, Inc.+............   3,112        41,576
          Merck & Co., Inc.......................   2,840       134,332
          Pfizer, Inc............................  13,040       460,833
          Wyeth..................................   2,290        82,440
                                                            -----------
                                                              1,079,825
                                                            -----------
        Electronics/Electrical Equipment -- 1.62%
          Emerson Electric Co....................     708        42,268
          Parker Hannifin Corp...................     595        33,058
          Pitney Bowes, Inc......................     280        12,412
          Solectron Corp.+.......................   5,110        28,105
          Vishay Intertechnology, Inc.+..........     400         7,548
          Xerox Corp.+...........................   8,220       111,299
                                                            -----------
                                                                234,690
                                                            -----------
        Finance Companies -- 1.06%
          Capital One Financial Corp.............     600        42,036
          MBNA Corp..............................   4,410       112,014
                                                            -----------
                                                                154,050
                                                            -----------
        Financial Services -- 11.73%
          Citigroup, Inc.........................  12,330       572,482
          Countrywide Financial Corp.............   1,215        78,367
          Fannie Mae.............................   4,540       307,358
          Freddie Mac............................   3,430       200,278
          Goldman Sachs Group, Inc...............      82         7,701
          H & R Block, Inc.......................     262        12,799
          JP Morgan Chase & Co...................   6,920       254,933
          Merrill Lynch & Co., Inc...............   3,090       175,512
          Morgan Stanley.........................   1,440        77,054
          Piper Jaffray Cos.+....................      33         1,597
          Sovereign Bancorp, Inc.................     438         9,526
                                                            -----------
                                                              1,697,607
                                                            -----------
        Foods -- 1.64%
          Archer-Daniels-Midland Co..............   1,780        29,601
          ConAgra Foods, Inc.....................   1,920        53,990
          General Mills, Inc.....................     690        31,775
          H J Heinz Co...........................   1,470        54,890
          Kellogg Co.............................   1,372        58,173
          Sara Lee Corp..........................     400         9,160
                                                            -----------
                                                                237,589
                                                            -----------
        Funeral Services -- 0.26%
          Service Corp. International+...........   5,120        36,864
                                                            -----------
        Healthcare -- 0.42%
          McKesson Corp..........................   1,750        60,200
                                                            -----------
        Home Builders -- 0.24%
          Lennar Corp............................     760        34,884
                                                            -----------
        Hospital Supplies -- 2.20%
          AmerisourceBergen Corp.................     190        11,396
          Baxter International, Inc..............     183         5,754
          Cardinal Health, Inc...................   1,510       102,242
          Hospira, Inc.+.........................     385         9,871
          Johnson & Johnson......................   3,390       188,857
                                                            -----------
                                                                318,120
                                                            -----------

                                                                             87
               VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2004



                                                    Number     Market
                                                   of Shares   Value
        ------------------------------------------ --------- -----------
        COMMON STOCK (continued)
        Household Products -- 2.24%
          Colgate-Palmolive Co....................   1,100   $    62,920
          Fortune Brands, Inc.....................     580        43,674
          Kimberly-Clark Corp.....................     772        50,875
          Newell Rubbermaid, Inc..................     263         6,199
          Procter & Gamble Co.....................   1,490       160,652
                                                             -----------
                                                                 324,320
                                                             -----------
        Information Processing - Hardware -- 2.56%
          Hewlett-Packard Co......................  14,580       309,679
          Lexmark International, Inc., Class A+...     300        28,296
          Sun Microsystems, Inc.+.................   7,771        32,872
                                                             -----------
                                                                 370,847
                                                             -----------
        Information Processing - Services -- 0.57%
          First Data Corp.........................     770        33,333
          Fiserv, Inc.+...........................     750        28,365
          SunGard Data Systems, Inc.+.............     727        20,145
                                                             -----------
                                                                  81,843
                                                             -----------
        Information Processing - Software -- 0.98%
          Automatic Data Processing, Inc..........   1,300        57,759
          Computer Associates International, Inc..   1,400        37,884
          Microsoft Corp..........................   1,770        46,639
                                                             -----------
                                                                 142,282
                                                             -----------
        Insurance -- 7.21%
          ACE, Ltd................................   3,170       130,541
          Berkshire Hathaway, Inc., Class B+......     105       312,060
          CIGNA Corp..............................   1,270        86,106
          Fidelity National Financial, Inc........     507        19,058
          Hartford Financial Services Group, Inc..     300        19,836
          Health Net, Inc.+.......................     630        14,805
          MetLife, Inc............................     789        28,049
          Old Republic International Corp.........     760        17,298
          Radian Group, Inc.......................      88         4,048
          St. Paul Cos., Inc......................   7,593       301,290
          Torchmark Corp..........................     342        18,533
          UnitedHealth Group, Inc.................     695        45,349
          XL Capital, Ltd., Class A...............     630        47,029
                                                             -----------
                                                               1,044,002
                                                             -----------
        Leisure and Tourism -- 2.35%
          Darden Restaurants, Inc.................     624        14,040
          Harley-Davidson, Inc....................     370        21,271
          Harrah's Entertainment, Inc.............     628        32,279
          Marriott International, Inc., Class A...     630        31,078
          Mattel, Inc.............................   4,550        79,534
          McDonald's Corp.........................   5,070       133,848
          MGM Mirage, Inc.+.......................     633        28,112
                                                             -----------
                                                                 340,162
                                                             -----------
        Machinery -- 0.82%
          Ingersoll-Rand Co., Class A.............   1,650       107,745
          Rockwell Automation, Inc................     316        10,700
                                                             -----------
                                                                 118,445
                                                             -----------
        Metals -- 0.99%
          Alcoa, Inc..............................   4,230       132,399
          Barrick Gold Corp.......................     526        10,872
                                                             -----------
                                                                 143,271
                                                             -----------
        Multimedia -- 1.98%
          McGraw-Hill Cos., Inc...................     224        17,454
          Time Warner, Inc.+......................   7,338       125,040
          Walt Disney Co..........................   6,120       143,636
                                                             -----------
                                                                 286,130
                                                             -----------

                                                     Number     Market
                                                    of Shares   Value
       -----------------------------------------------------------------
       Oil and Gas -- 7.80%
         Amerada Hess Corp.........................     300   $    21,177
         ChevronTexaco Corp........................   1,610       145,544
         ConocoPhillips............................   1,200        87,996
         Devon Energy Corp.........................     353        20,954
         Exxon Mobil Corp..........................  13,250       573,062
         GlobalSantaFe Corp........................     550        13,822
         Halliburton Co............................   3,171        92,086
         Marathon Oil Corp.........................   1,570        52,344
         Noble Corp.+..............................     680        23,433
         Occidental Petroleum Corp.................     310        13,702
         Transocean, Inc.+.........................     990        26,463
         Unocal Corp...............................   1,410        50,238
         Varco International, Inc.+................     370         7,474
                                                              -----------
                                                                1,128,295
                                                              -----------
       Paper/Forest Products -- 1.38%
         Avery Dennison Corp.......................     710        41,918
         Boise Cascade Corp........................     391        13,744
         International Paper Co....................   1,120        46,962
         Smurfit-Stone Container Corp.+............   1,339        24,316
         Weyerhaeuser Co...........................   1,200        72,576
                                                              -----------
                                                                  199,516
                                                              -----------
       Pollution Control -- 0.17%
         Waste Management, Inc.....................     835        24,015
                                                              -----------
       Railroads & Equipment -- 1.34%
         Canadian National Railway Co..............     495        19,543
         Norfolk Southern Corp.....................   1,300        31,499
         Union Pacific Corp........................   2,460       143,467
                                                              -----------
                                                                  194,509
                                                              -----------
       Real Estate Investment Trusts -- 0.25%
         Equity Office Properties Trust............   1,321        35,601
                                                              -----------
       Retail -- 2.71%
         Express Scripts, Inc., Class A+...........     267        20,895
         Federated Department Stores, Inc..........     472        22,519
         Home Depot, Inc...........................   4,980       178,882
         JC Penney Co., Inc........................   1,310        46,872
         Office Depot, Inc.+.......................   4,750        77,615
         Rite Aid Corp.+...........................   1,360         6,827
         Staples, Inc..............................   1,419        39,136
                                                              -----------
                                                                  392,746
                                                              -----------
       Savings & Loan -- 0.66%
         Washington Mutual, Inc....................   2,200        96,096
                                                              -----------
       Semiconductors -- 0.55%
         Intel Corp................................   1,470        41,968
         Micron Technology, Inc.+..................   2,530        38,026
                                                              -----------
                                                                   79,994
                                                              -----------
       Telecommunications -- 3.16%
         Amdocs, Ltd.+.............................     810        19,991
         AT&T Wireless Services, Inc.+.............     214         3,030
         BellSouth Corp............................   3,570        89,107
         CenturyTel, Inc...........................     928        27,738
         Motorola, Inc.............................   4,820        95,291
         Qwest Communications International, Inc.+.   1,132         4,245
         Verizon Communications, Inc...............   6,320       218,546
                                                              -----------
                                                                  457,948
                                                              -----------
       Tobacco -- 1.88%
         Altria Group, Inc.........................   5,670       271,990
                                                              -----------
       Utilities - Communication -- 0.55%
         SBC Communications, Inc...................   2,170        51,429
         Sprint Corp. (FON Group)..................   1,568        27,848
                                                              -----------
                                                                   79,277
                                                              -----------

88
               VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2004



                                                   Number     Market
                                                  of Shares   Value
        ----------------------------------------- --------- -----------
        COMMON STOCK (continued)
        Utilities - Electric -- 3.30%
          CenterPoint Energy, Inc................   1,150   $    12,466
          Dominion Resources, Inc................     352        22,166
          Duke Energy Corp.......................     910        18,145
          Edison International, Inc..............   4,710       113,699
          Entergy Corp...........................     800        43,688
          Exelon Corp............................   2,840        94,572
          FPL Group, Inc.........................     347        22,121
          NiSource, Inc..........................     300         6,078
          PG&E Corp.+............................   3,150        89,775
          Progress Energy, Inc...................   1,038        44,229
          Sierra Pacific Resources+..............   1,480        11,041
                                                            -----------
                                                                477,980
                                                            -----------
        Utilities - Gas, Distribution -- 0.11%
          Sempra Energy..........................     221         7,375
          Southern Union Co.+....................     443         8,913
                                                            -----------
                                                                 16,288
                                                            -----------
        Total Common Stock
           (Cost $12,797,761)....................            14,235,175
                                                            -----------
        PREFERRED STOCK -- 0.48%
        Automotive -- 0.20%
          Ford Motor Co. Capital Trust II 6.50%:.     560        29,960
                                                            -----------
        Electronics/Electrical Equipment -- 0.28%
          Xerox Corp. 7.50%*(1)..................     525        40,359
                                                            -----------
        Total Preferred Stock
           (Cost $61,542)........................                70,319
                                                            -----------

                                                                                Market
                                                                  Par Value     Value
----------------------------------------------------------------------------------------
CORPORATE BONDS -- 0.09%
Funeral Services
  Service Corp. International:
   6.75% due 6/22/08............................................. $ 12,000   $    12,720
                                                                             -----------
Total Corporate Bonds
   (Cost $11,700)................................................                 12,720
                                                                             -----------
Total Investment Securities -- 98.93%
   (Cost $12,871,003)............................................             14,318,214
                                                                             -----------
REPURCHASE AGREEMENT -- 1.55%
  Agreement with State Street Bank & Trust Co., bearing interest at 0.88%, dated 5/28/04, to be repurchased 6/1/04 in the
   amount of $224,022 and collateralized by Federal National
   Mtg. Assoc. Notes, bearing interest at 3.10%, due 11/4/09
   and having an approximate value of $230,575
   (Cost $224,000)...............................................  224,000       224,000
                                                                             -----------
TOTAL INVESTMENTS
   (Cost $13,095,003)............................................   100.48%   14,542,214
Liabilities in excess of other assets............................    (0.48)%     (70,160)
                                                                  --------   -----------
NET ASSETS --                                                          100%  $14,472,054
                                                                  ========   ===========

--------
+  Non-income producing
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of these securities was $40,359 representing 0.28% of net assets.
(1)Illiquid security.

See Notes to Financial Statements

                                                                             89
May 31, 2004
                    STATEMENTS OF ASSETS AND LIABILITIES


                                                      ASSET          BLUE CHIP       CAPITAL                        GOVERNMENT
                                                    ALLOCATION        GROWTH       CONSERVATION     CORE EQUITY     SECURITIES
                                                       FUND            FUND            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at market*# (unaffiliated) $  148,470,026  $   39,664,454  $   73,071,199  $  587,300,341  $  138,239,346
Investment securities, at market** (affiliated)..      1,850,825         219,900               -       7,584,718               -
Short term investments (cost equals market)......     24,398,974         973,372         301,530               -               -
Repurchase agreements (cost equals market).......     17,186,000               -       4,197,000       5,772,000       6,779,000
Cash.............................................          1,093               -             253           1,918             878
Foreign cash+....................................              -             941               -               -               -
Receivable for-
   Investments sold..............................      1,220,435         266,629       1,860,140       1,501,013               -
   Options written...............................              -               -               -               -               -
   Fund shares sold..............................        128,938          75,971          64,159          97,868         107,137
   Dividends and interest........................        651,647          29,730         693,795         974,227       1,415,060
Variation margin on futures contracts............              -               -               -               -               -
Collateral received for securities loaned........              -               -         235,133               -       6,404,174
Due from investment adviser for expense
 reimbursements/fee waivers......................              -               -               -          47,127               -
Prepaid expenses and other assets................         19,583           2,233           6,060          21,903           6,808
                                                  --------------  --------------  --------------  --------------  --------------
TOTAL ASSETS.....................................    193,927,521      41,233,230      80,429,269     603,301,115     152,952,403
                                                  --------------  --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Investments purchased.........................      1,345,317         263,923       1,925,440         618,105               -
   Options written@..............................              -               -               -               -               -
   Fund shares redeemed..........................         44,492          20,288          54,467          68,320          55,057
   Custodian fees................................         23,253           8,882           8,857          31,932           9,944
   Reports to shareholders.......................         17,469           1,053           8,140         203,298          16,661
   Directors' fees and expenses..................         32,545           4,781          17,462         160,075          38,837
Variation margin on futures contracts............         50,400               -               -               -               -
Collateral upon return of securities loaned......              -         534,089         536,663               -       6,404,174
Payable to affiliates-
   Investment advisory and management fees.......         80,180          26,670          32,551         404,400          61,882
   Administrative services.......................         11,225           2,334           4,557          35,385           8,664
   Transfer agent fees and expenses..............            153             143             153             204             204
Unrealized depreciation on forward currency
 contracts.......................................              -               -               -               -               -
Other accrued expenses...........................         21,937           2,258           5,141          23,857           9,905
Due to custodian.................................              -               -               -               -               -
Due to custodian for foreign cash................             48               -               -               -               -
                                                  --------------  --------------  --------------  --------------  --------------
TOTAL LIABILITIES................................      1,627,019         864,421       2,593,431       1,545,576       6,605,328
                                                  --------------  --------------  --------------  --------------  --------------
NET ASSETS....................................... $  192,300,502  $   40,368,809  $   77,835,838  $  601,755,539  $  146,347,075
                                                  ==============  ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share... $      158,688  $       51,162  $       81,666  $      511,179  $      149,039
Additional paid-in capital.......................    167,163,150      40,075,232      78,591,717     787,609,066     151,725,834
Accumulated undistributed net investment income
 (loss)..........................................         74,477          (2,477)        117,722          63,823         186,535
Accumulated net realized gain (loss) on
 investments, futures and options contracts and
 foreign exchange transactions...................      7,144,010      (4,341,967)        261,889    (200,860,762)     (3,037,533)
Unrealized appreciation (depreciation) on:
   Investments...................................     17,682,744       4,586,882      (1,217,156)     14,432,233      (2,676,800)
   Futures contracts.............................         77,438               -               -               -               -
   Options written...............................              -               -               -               -               -
   Foreign exchange transactions.................             (5)            (23)              -               -               -
                                                  --------------  --------------  --------------  --------------  --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING.................................. $  192,300,502  $   40,368,809  $   77,835,838  $  601,755,539  $  146,347,075
                                                  ==============  ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)........  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding...................................     15,868,805       5,116,219       8,166,622      51,117,913      14,903,916
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE................... $        12.12  $         7.89  $         9.53  $        11.77  $         9.82
                                                  ==============  ==============  ==============  ==============  ==============
--------
* Identified cost of investment securities
 (unaffiliated).................................. $  131,699,185  $   35,050,262  $   74,288,355  $  573,618,904  $  140,916,146
                                                  ==============  ==============  ==============  ==============  ==============
** Identified cost of investment securities
 (affiliated).................................... $      938,922  $      247,210  $            -  $    6,833,922  $            -
                                                  ==============  ==============  ==============  ==============  ==============
+ Identified cost of foreign cash................ $          (43) $          964  $            -  $            -  $            -
                                                  ==============  ==============  ==============  ==============  ==============
# Including securities on loan of................ $            -  $      519,506  $      524,693  $            -  $    6,278,491
                                                  ==============  ==============  ==============  ==============  ==============
@ Premiums received on options written........... $            -  $            -  $            -  $            -  $            -
                                                  ==============  ==============  ==============  ==============  ==============

                                                     GROWTH &                         HEALTH
                                                      INCOME          GROWTH         SCIENCES
                                                       FUND            FUND            FUND
------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at market*# (unaffiliated) $  175,787,909  $    4,573,806  $  151,316,625
Investment securities, at market** (affiliated)..      2,019,415               -               -
Short term investments (cost equals market)......      6,290,606          52,925      40,620,087
Repurchase agreements (cost equals market).......      4,101,000               -               -
Cash.............................................            207          54,404               -
Foreign cash+....................................              -               -          22,097
Receivable for-
   Investments sold..............................      4,701,810               -       1,291,314
   Options written...............................              -               -         107,632
   Fund shares sold..............................         49,388           3,290         458,743
   Dividends and interest........................        254,827           4,019          81,515
Variation margin on futures contracts............              -               -               -
Collateral received for securities loaned........              -               -               -
Due from investment adviser for expense
 reimbursements/fee waivers......................         12,055               -               -
Prepaid expenses and other assets................          5,154             351           9,757
                                                  --------------  --------------  --------------
TOTAL ASSETS.....................................    193,222,371       4,688,795     193,907,770
                                                  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Investments purchased.........................      6,924,520               -       2,762,393
   Options written@..............................              -               -       2,327,635
   Fund shares redeemed..........................         66,600           1,198          29,616
   Custodian fees................................          8,960           8,826          10,633
   Reports to shareholders.......................         20,633             449           2,818
   Directors' fees and expenses..................         40,051             833          15,062
Variation margin on futures contracts............              -               -               -
Collateral upon return of securities loaned......      6,290,606          52,925      34,520,772
Payable to affiliates-
   Investment advisory and management fees.......        113,421           3,645         126,654
   Administrative services.......................         10,586             269           8,866
   Transfer agent fees and expenses..............            153             204             143
Unrealized depreciation on forward currency
 contracts.......................................              -               -               -
Other accrued expenses...........................          9,989           1,199           4,581
Due to custodian.................................              -               -          48,578
Due to custodian for foreign cash................              -               -               -
                                                  --------------  --------------  --------------
TOTAL LIABILITIES................................     13,485,519          69,548      39,857,751
                                                  --------------  --------------  --------------
NET ASSETS....................................... $  179,736,852  $    4,619,247  $  154,050,019
                                                  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share... $      139,626  $        9,730  $      153,116
Additional paid-in capital.......................    208,598,541       7,484,103     130,033,914
Accumulated undistributed net investment income
 (loss)..........................................         24,768            (833)          1,296
Accumulated net realized gain (loss) on
 investments, futures and options contracts and
 foreign exchange transactions...................    (39,654,617)     (3,369,588)        968,347
Unrealized appreciation (depreciation) on:
   Investments...................................     10,628,534         495,835      22,880,982
   Futures contracts.............................              -               -               -
   Options written...............................              -               -          12,112
   Foreign exchange transactions.................              -               -             252
                                                  --------------  --------------  --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING.................................. $  179,736,852  $    4,619,247  $  154,050,019
                                                  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)........  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding...................................     13,962,604         973,040      15,311,611
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE................... $        12.87  $         4.75  $        10.06
                                                  ==============  ==============  ==============
--------
* Identified cost of investment securities
 (unaffiliated).................................. $  166,616,057  $    4,077,971  $  128,435,643
                                                  ==============  ==============  ==============
** Identified cost of investment securities
 (affiliated).................................... $      562,733  $            -  $            -
                                                  ==============  ==============  ==============
+ Identified cost of foreign cash................ $            -  $            -  $       21,778
                                                  ==============  ==============  ==============
# Including securities on loan of................ $    6,112,664  $       51,833  $   33,478,642
                                                  ==============  ==============  ==============
@ Premiums received on options written........... $            -  $            -  $    2,339,747
                                                  ==============  ==============  ==============

SEE NOTES TO FINANCIAL STATEMENTS

90
               STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
                                                                   May 31, 2004



                                                              INCOME &                      INTERNATIONAL   INTERNATIONAL
                                                               GROWTH       INTERNATIONAL    GOVERNMENT       GROWTH I
                                                                FUND        EQUITIES FUND     BOND FUND         FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at market*# (unaffiliated)......... $  229,235,447  $  192,024,402  $  135,094,590  $  381,616,219
Investment securities, at market** (affiliated)...........              -               -               -               -
Short term investments (cost equals market)...............     16,834,957       1,171,212               -      99,596,116
Repurchase agreements (cost equals market)................        407,000      25,411,000       6,321,000       1,177,000
Cash......................................................            575              93             291               -
Foreign cash+.............................................              -       1,429,181       1,105,099       2,459,122
Receivable for-
   Investments sold.......................................      1,334,769       4,704,241         707,985       6,371,989
   Options written........................................              -               -               -               -
   Fund shares sold.......................................         48,735         732,487          66,137         192,846
   Dividends and interest.................................        425,132         718,274       2,011,129       1,041,056
Variation margin on futures contracts.....................              -          87,637               -               -
Collateral received for securities loaned.................              -               -               -               -
Due from investment adviser for expense reimbursements/fee
 waivers..................................................         32,048               -               -         100,614
Prepaid expenses and other assets.........................          6,075           7,175           5,481          10,540
                                                           --------------  --------------  --------------  --------------
TOTAL ASSETS..............................................    248,324,738     226,285,702     145,311,712     492,565,502
                                                           --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Investments purchased..................................      1,263,430      22,302,658       1,003,133       8,410,573
   Options written@.......................................              -               -               -               -
   Fund shares redeemed...................................         55,743          69,683          72,850          43,597
   Custodian fees.........................................          8,811          33,525          30,421         125,916
   Reports to shareholders................................         22,261           7,949          12,576          37,984
   Directors' fees and expenses...........................         39,032          20,474          29,022          67,420
Variation margin on futures contracts.....................              -               -               -               -
Collateral upon return of securities loaned...............     16,834,957           6,852               -      99,596,116
Payable to affiliates-
   Investment advisory and management fees................        148,045          56,438          60,378         318,866
   Administrative services................................         13,459          11,288           8,453          22,321
   Transfer agent fees and expenses.......................            143           1,079              57             102
Unrealized depreciation on forward currency
 contracts................................................              -               -           3,822               -
Other accrued expenses....................................         10,881           8,125           8,050          17,100
Due to custodian..........................................              -               -               -           1,030
Due to custodian for foreign cash.........................              -               -               -               -
                                                           --------------  --------------  --------------  --------------
TOTAL LIABILITIES.........................................     18,396,762      22,518,071       1,228,762     108,641,025
                                                           --------------  --------------  --------------  --------------
NET ASSETS................................................ $  229,927,976  $  203,767,631  $  144,082,950  $  383,924,477
                                                           ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............ $      253,443  $      299,638  $      107,531  $      520,104
Additional paid-in capital................................    257,977,309     212,296,158     122,537,643     556,352,229
Accumulated undistributed net investment income
 (loss)...................................................         91,229         392,043       4,408,466         677,876
Accumulated net realized gain (loss) on
 investments, futures and options contracts and
 foreign exchange transactions............................    (40,367,361)    (12,572,183)     10,445,352    (212,703,947)
Unrealized appreciation (depreciation) on:
   Investments............................................     11,973,356       3,499,150       6,595,270      39,055,640
   Futures contracts......................................              -          73,527               -               -
   Options written........................................              -               -               -               -
   Foreign exchange transactions..........................              -        (220,702)        (11,312)         22,575
                                                           --------------  --------------  --------------  --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING........................................... $  229,927,976  $  203,767,631  $  144,082,950  $  383,924,477
                                                           ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding............................................     25,344,286      29,963,824      10,753,089      52,010,426
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................ $         9.07  $         6.80  $        13.40  $         7.38
                                                           ==============  ==============  ==============  ==============
--------
* Identified cost of investment securities
 (unaffiliated)........................................... $  217,262,091  $  188,525,252  $  128,499,320  $  342,560,579
                                                           ==============  ==============  ==============  ==============
** Identified cost of investment securities
 (affiliated)............................................. $            -  $            -  $            -  $            -
                                                           ==============  ==============  ==============  ==============
+ Identified cost of foreign cash......................... $            -  $    1,400,913  $    1,103,345  $    2,363,161
                                                           ==============  ==============  ==============  ==============
# Including securities on loan of......................... $   16,414,531  $        6,491  $            -  $   94,763,880
                                                           ==============  ==============  ==============  ==============
@ Premiums received on options written.................... $            -  $            -  $            -  $            -
                                                           ==============  ==============  ==============  ==============

                                                              LARGE CAP                       MONEY
                                                               GROWTH      MID CAP INDEX     MARKET I
                                                                FUND           FUND            FUND
--------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at market*# (unaffiliated)......... $  414,796,710  $1,518,089,792 $            -
Investment securities, at market** (affiliated)...........              -               -              -
Short term investments (cost equals market)...............     14,379,750     248,013,511    439,698,199
Repurchase agreements (cost equals market)................     15,624,000      12,931,000     18,342,000
Cash......................................................            556             346            879
Foreign cash+.............................................              -               -              -
Receivable for-
   Investments sold.......................................      7,624,338               -              -
   Options written........................................              -               -              -
   Fund shares sold.......................................         43,250       1,566,582      1,004,119
   Dividends and interest.................................        358,161       1,222,684        308,321
Variation margin on futures contracts.....................              -         146,900              -
Collateral received for securities loaned.................              -               -              -
Due from investment adviser for expense reimbursements/fee
 waivers..................................................         38,717               -         30,416
Prepaid expenses and other assets.........................         12,048          56,909         18,830
                                                           --------------  -------------- --------------
TOTAL ASSETS..............................................    452,877,530   1,782,027,724    459,402,764
                                                           --------------  -------------- --------------
LIABILITIES:
Payable for-
   Investments purchased..................................      4,507,891         174,376              -
   Options written@.......................................              -               -              -
   Fund shares redeemed...................................        176,983         201,342      5,225,271
   Custodian fees.........................................         14,995          31,039          8,818
   Reports to shareholders................................         45,114          63,807         85,623
   Directors' fees and expenses...........................         83,363         212,299        116,636
Variation margin on futures contracts.....................              -               -              -
Collateral upon return of securities loaned...............     14,379,750     225,984,643              -
Payable to affiliates-
   Investment advisory and management fees................        345,480         360,416        183,630
   Administrative services................................         25,456          89,058         25,708
   Transfer agent fees and expenses.......................            102           1,172          1,502
Unrealized depreciation on forward currency
 contracts................................................              -               -              -
Other accrued expenses....................................         20,097          94,890         49,072
Due to custodian..........................................              -               -              -
Due to custodian for foreign cash.........................              -               -              -
                                                           --------------  -------------- --------------
TOTAL LIABILITIES.........................................     19,599,231     227,213,042      5,696,260
                                                           --------------  -------------- --------------
NET ASSETS................................................ $  433,278,299  $1,554,814,682 $  453,706,504
                                                           ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............ $      695,586  $      801,183 $    4,537,065
Additional paid-in capital................................    752,999,124   1,346,173,751    449,169,439
Accumulated undistributed net investment income
 (loss)...................................................        (69,593)        167,688              -
Accumulated net realized gain (loss) on
 investments, futures and options contracts and
 foreign exchange transactions............................   (354,596,344)     22,173,852              -
Unrealized appreciation (depreciation) on:
   Investments............................................     34,249,526     185,079,365              -
   Futures contracts......................................              -         418,843              -
   Options written........................................              -               -              -
   Foreign exchange transactions..........................              -               -              -
                                                           --------------  -------------- --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING........................................... $  433,278,299  $1,554,814,682 $  453,706,504
                                                           ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding............................................     69,558,619      80,118,261    453,706,504
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................ $         6.23  $        19.41 $         1.00
                                                           ==============  ============== ==============
--------
* Identified cost of investment securities
 (unaffiliated)........................................... $  380,547,184  $1,333,010,427 $            -
                                                           ==============  ============== ==============
** Identified cost of investment securities
 (affiliated)............................................. $            -  $            - $            -
                                                           ==============  ============== ==============
+ Identified cost of foreign cash......................... $            -  $            - $            -
                                                           ==============  ============== ==============
# Including securities on loan of......................... $   14,034,783  $  221,148,061 $            -
                                                           ==============  ============== ==============
@ Premiums received on options written.................... $            -  $            - $            -
                                                           ==============  ============== ==============

SEE NOTES TO FINANCIAL STATEMENTS

                                                                             91
               STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
May 31, 2004


                                                                              SCIENCE &
                                                             NASDAQ-100       TECHNOLOGY       SMALL CAP      SMALL CAP
                                                             INDEX FUND          FUND            FUND         INDEX FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at market*# (unaffiliated)......... $   86,463,060  $ 1,388,391,685  $  577,480,446  $  451,942,179
Investment securities, at market** (affiliated)...........              -                -               -         151,988
Short term investments (cost equals market)...............      5,221,890      122,055,177     142,332,797     131,358,563
Repurchase agreements (cost equals market)................      5,734,000                -         676,000       7,124,000
Cash......................................................            766                -               -           7,195
Foreign cash+.............................................              -           82,726               -               -
Receivable for-
   Investments sold.......................................              -       15,025,304       6,818,984         913,922
   Options written........................................              -                -               -               -
   Fund shares sold.......................................        315,971          315,685         122,411         969,269
   Dividends and interest.................................         25,253          371,647         141,055         237,721
Variation margin on futures contracts.....................              -                -               -          50,125
Collateral received for securities loaned.................              -                -               -         248,023
Due from investment adviser for expense reimbursements/fee
 waivers..................................................              -                -         107,391               -
Prepaid expenses and other assets.........................          2,012          104,271          15,979          11,609
                                                           --------------  ---------------  --------------  --------------
TOTAL ASSETS..............................................     97,762,952    1,526,346,495     727,695,063     593,014,594
                                                           --------------  ---------------  --------------  --------------
LIABILITIES:
Payable for-
   Investments purchased..................................              -        4,809,187         975,021          12,523
   Options written@.......................................              -                -               -               -
   Fund shares redeemed...................................         33,681          245,970          53,413          82,334
   Custodian fees.........................................          8,779           54,110          30,854          12,358
   Reports to shareholders................................          6,577          117,005          54,888          37,347
   Directors' fees and expenses...........................          9,997          224,883         103,331          52,050
Variation margin on futures contracts.....................              -                -               -               -
Collateral upon return of securities loaned...............      4,537,270      112,968,937     117,592,746     111,743,497
Payable to affiliates-
   Investment advisory and management fees................         30,344        1,037,788         456,150         137,445
   Administrative services................................          5,310           80,717          35,478          27,489
   Transfer agent fees and expenses.......................            674              885             102             875
Unrealized depreciation on forward currency
 contracts................................................              -                -               -               -
Other accrued expenses....................................         41,246           40,799          25,928          41,553
Due to custodian..........................................              -                -         234,123               -
Due to custodian for foreign cash.........................              -                -               -               -
                                                           --------------  ---------------  --------------  --------------
TOTAL LIABILITIES.........................................      4,673,878      119,580,281     119,562,034     112,147,471
                                                           --------------  ---------------  --------------  --------------
NET ASSETS................................................ $   93,089,074  $ 1,406,766,214  $  608,133,029  $  480,867,123
                                                           ==============  ===============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............ $      226,721  $     1,269,630  $      623,910  $      344,168
Additional paid-in capital................................     93,415,435    3,068,832,547     643,632,527     431,633,597
Accumulated undistributed net investment income
 (loss)...................................................         (8,240)        (192,705)         (7,613)         64,000
Accumulated net realized gain (loss) on
 investments, futures and options contracts and
 foreign exchange transactions............................    (10,429,764)  (1,836,353,385)   (116,427,430)       (634,624)
Unrealized appreciation (depreciation) on:
   Investments............................................      9,697,760      173,207,563      80,311,635      49,652,431
   Futures contracts......................................        187,162                -               -        (192,449)
   Options written........................................              -                -               -               -
   Foreign exchange transactions..........................              -            2,564               -               -
                                                           --------------  ---------------  --------------  --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING........................................... $   93,089,074  $ 1,406,766,214  $  608,133,029  $  480,867,123
                                                           ==============  ===============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).................  1,000,000,000    1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding............................................     22,672,051      126,962,953      62,390,999      34,416,796
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................ $         4.11  $         11.08  $         9.75  $        13.97
                                                           ==============  ===============  ==============  ==============
--------
* Identified cost of investment securities
 (unaffiliated)........................................... $   76,765,300  $ 1,215,184,122  $  497,168,811  $  402,276,503
                                                           ==============  ===============  ==============  ==============
** Identified cost of investment securities
 (affiliated)............................................. $            -  $             -  $            -  $      165,233
                                                           ==============  ===============  ==============  ==============
+ Identified cost of foreign cash......................... $            -  $        80,500  $            -  $            -
                                                           ==============  ===============  ==============  ==============
# Including securities on loan of......................... $    4,444,487  $   110,324,601  $  114,577,476  $  108,061,384
                                                           ==============  ===============  ==============  ==============
@ Premiums received on options written.................... $            -  $             -  $            -  $            -
                                                           ==============  ===============  ==============  ==============

                                                               SOCIAL
                                                              AWARENESS     STOCK INDEX
                                                                FUND           FUND         VALUE FUND
---------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at market*# (unaffiliated)......... $  372,506,228  $4,131,086,206 $   14,318,214
Investment securities, at market** (affiliated)...........      3,090,328      77,140,920              -
Short term investments (cost equals market)...............     29,476,619     107,888,170              -
Repurchase agreements (cost equals market)................      6,661,000       7,020,000        224,000
Cash......................................................            198             237            607
Foreign cash+.............................................              -               -              -
Receivable for-
   Investments sold.......................................              -          56,540         41,255
   Options written........................................              -               -              -
   Fund shares sold.......................................        215,359       2,019,948          7,370
   Dividends and interest.................................        437,905       6,674,568         22,929
Variation margin on futures contracts.....................              -               -              -
Collateral received for securities loaned.................              -          48,200              -
Due from investment adviser for expense reimbursements/fee
 waivers..................................................              -               -              -
Prepaid expenses and other assets.........................         12,714         190,337            349
                                                           --------------  -------------- --------------
TOTAL ASSETS..............................................    412,400,351   4,332,125,126     14,614,724
                                                           --------------  -------------- --------------
LIABILITIES:
Payable for-
   Investments purchased..................................              -               -        116,557
   Options written@.......................................              -               -              -
   Fund shares redeemed...................................         83,125         529,010          2,339
   Custodian fees.........................................         12,373          79,220          8,771
   Reports to shareholders................................         38,066         394,597          1,001
   Directors' fees and expenses...........................         67,824         708,854          2,161
Variation margin on futures contracts.....................         49,200          42,000              -
Collateral upon return of securities loaned...............     13,122,499      98,597,138              -
Payable to affiliates-
   Investment advisory and management fees................        165,721         928,109          9,374
   Administrative services................................         23,201         248,013            841
   Transfer agent fees and expenses.......................            153           1,543            100
Unrealized depreciation on forward currency
 contracts................................................              -               -              -
Other accrued expenses....................................         18,010         201,628          1,526
Due to custodian..........................................              -               -              -
Due to custodian for foreign cash.........................              -               -              -
                                                           --------------  -------------- --------------
TOTAL LIABILITIES.........................................     13,580,172     101,730,112        142,670
                                                           --------------  -------------- --------------
NET ASSETS................................................ $  398,820,179  $4,230,395,014 $   14,472,054
                                                           ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............ $      218,142  $    1,376,156 $       14,485
Additional paid-in capital................................    420,352,932   2,935,074,931     14,044,800
Accumulated undistributed net investment income
 (loss)...................................................         (1,133)        447,397          1,122
Accumulated net realized gain (loss) on
 investments, futures and options contracts and
 foreign exchange transactions............................    (45,337,208)     38,115,496     (1,035,564)
Unrealized appreciation (depreciation) on:
   Investments............................................     23,524,836   1,255,203,976      1,447,211
   Futures contracts......................................         62,610         177,058              -
   Options written........................................              -               -              -
   Foreign exchange transactions..........................              -               -              -
                                                           --------------  -------------- --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING........................................... $  398,820,179  $4,230,395,014 $   14,472,054
                                                           ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding............................................     21,814,200     137,615,564      1,448,453
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................ $        18.28  $        30.74 $         9.99
                                                           ==============  ============== ==============
--------
* Identified cost of investment securities
 (unaffiliated)........................................... $  349,809,229  $2,920,992,767 $   12,871,003
                                                           ==============  ============== ==============
** Identified cost of investment securities
 (affiliated)............................................. $    2,262,491  $   32,030,383 $            -
                                                           ==============  ============== ==============
+ Identified cost of foreign cash......................... $            -  $            - $            -
                                                           ==============  ============== ==============
# Including securities on loan of......................... $   12,812,919  $   96,509,324 $            -
                                                           ==============  ============== ==============
@ Premiums received on options written.................... $            -  $            - $            -
                                                           ==============  ============== ==============

SEE NOTES TO FINANCIAL STATEMENTS

92
                           STATEMENTS OF OPERATIONS
                                                For the Year Ended May 31, 2004


                                                                    ASSET      BLUE CHIP    CAPITAL
                                                                  ALLOCATION    GROWTH    CONSERVATION  CORE EQUITY
                                                                     FUND        FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................ $ 1,621,862  $  352,285  $         -  $ 10,268,272
Dividends (affiliated)..........................................       6,109         726            -        28,711
Securities lending income.......................................           -       1,065        2,105             -
Interest (unaffiliated).........................................   2,195,935       5,403    2,923,837        85,971
                                                                 -----------  ----------  -----------  ------------
   Total investment income*.....................................   3,823,906     359,479    2,925,942    10,382,954
                                                                 -----------  ----------  -----------  ------------
EXPENSES:
Investment advisory and management fees.........................     886,029     273,640      410,438     4,788,943
Custodian fees..................................................     122,770      45,556       44,908       155,690
Audit and tax fees..............................................      13,598       6,739        8,865        33,045
Administrative services.........................................     124,044      23,944       57,461       419,033
Legal fees......................................................       4,270       3,691        3,989         6,031
Directors' fees.................................................      20,293       3,474        9,888        56,411
Reports to shareholders.........................................      30,623       4,572       15,055       190,318
Transfer agent fees.............................................       1,537       1,274        1,537         2,049
Interest expense................................................           -           -            -             -
Other expenses..................................................      10,283       2,868        3,435        15,332
                                                                 -----------  ----------  -----------  ------------
   Total expenses before reimbursements, custody credits,
    and fees paid indirectly....................................   1,213,447     365,758      555,576     5,666,852
                                                                 -----------  ----------  -----------  ------------
   Expenses waived/reimbursed by investment advisor.............           -           -            -      (578,600)
   Fees paid indirectly (Note 7)................................           -      (4,618)           -       (63,017)
                                                                 -----------  ----------  -----------  ------------
   Net expenses.................................................   1,213,447     361,140      555,576     5,025,235
                                                                 -----------  ----------  -----------  ------------
Net investment income (loss)....................................   2,610,459      (1,661)   2,370,366     5,357,719
                                                                 -----------  ----------  -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)........   4,700,091     482,149      554,132   (17,579,092)
  Net realized gain (loss) on investments (affiliated)..........           -           -            -       105,687
  Net realized gain (loss) on futures contracts.................   3,733,581           -            -             -
  Net realized gain (loss) on options contracts.................           -           -            -             -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities..................................................           -        (995)           -             -
  Net realized gain on disposal of investments in violation of
   investments restrictions (Note 3)............................       7,487           -           34             -
  Net increase from payment by affiliates (Note 3)..............         175           -          249             -
                                                                 -----------  ----------  -----------  ------------
                                                                   8,441,334     481,154      554,415   (17,473,405)
                                                                 -----------  ----------  -----------  ------------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)...................................   7,542,365   4,259,339   (3,736,196)  105,838,668
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).....................................     389,358      46,260            -     1,686,443
  Change in unrealized appreciation (depreciation) on futures
   contracts....................................................    (976,835)          -            -             -
  Change in unrealized appreciation (depreciation) on options
   contracts....................................................           -           -            -             -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts...........................................           -           -            -             -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.......................................          (2)        (23)           -             -
                                                                 -----------  ----------  -----------  ------------
                                                                   6,954,886   4,305,576   (3,736,196)  107,525,111
                                                                 -----------  ----------  -----------  ------------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, and foreign exchange gain (loss)
 on other assets and liabilities................................  15,396,220   4,786,730   (3,181,781)   90,051,706
                                                                 -----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................... $18,006,679  $4,785,069  $  (811,415) $ 95,409,425
                                                                 -----------  ----------  -----------  ------------

* Net of foreign withholding taxes on dividends and interest of. $       881  $    1,808  $       810  $     57,422
                                                                 -----------  ----------  -----------  ------------

                                                                  GOVERNMENT     GROWTH &                HEALTH
                                                                  SECURITIES      INCOME     GROWTH     SCIENCES
                                                                     FUND          FUND       FUND        FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................ $          -  $ 2,578,532  $ 44,598  $   373,390
Dividends (affiliated)..........................................            -        7,184         -            -
Securities lending income.......................................        8,992        9,363       163       38,204
Interest (unaffiliated).........................................    5,399,600       23,500       431       29,643
                                                                 ------------  -----------  --------  -----------
   Total investment income*.....................................    5,408,592    2,618,579    45,192      441,237
                                                                 ------------  -----------  --------  -----------
EXPENSES:
Investment advisory and management fees.........................      836,372    1,403,452    43,191    1,139,275
Custodian fees..................................................       47,652       46,037    45,503       47,383
Audit and tax fees..............................................       15,467       12,753     5,119        9,671
Administrative services.........................................      117,092      130,989     3,182       79,749
Legal fees......................................................        4,543        4,236     3,530        4,136
Directors' fees.................................................       20,741       19,592       576       11,394
Reports to shareholders.........................................       29,995       35,380       868       17,354
Transfer agent fees.............................................        2,049        1,537     2,049        1,274
Interest expense................................................            -        9,186         -            -
Other expenses..................................................        6,440        6,075     1,738        3,810
                                                                 ------------  -----------  --------  -----------
   Total expenses before reimbursements, custody credits,
    and fees paid indirectly....................................    1,080,351    1,669,237   105,756    1,314,046
                                                                 ------------  -----------  --------  -----------
   Expenses waived/reimbursed by investment advisor.............            -      (78,657)        -            -
   Fees paid indirectly (Note 7)................................            -            -    (1,643)     (29,213)
                                                                 ------------  -----------  --------  -----------
   Net expenses.................................................    1,080,351    1,590,580   104,113    1,284,833
                                                                 ------------  -----------  --------  -----------
Net investment income (loss)....................................    4,328,241    1,027,999   (58,921)    (843,596)
                                                                 ------------  -----------  --------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)........   (2,729,700)  15,428,080    70,454    8,922,080
  Net realized gain (loss) on investments (affiliated)..........            -      168,505         -            -
  Net realized gain (loss) on futures contracts.................            -            -         -            -
  Net realized gain (loss) on options contracts.................            -            -         -    1,493,352
  Net realized foreign exchange gain (loss) on other assets and
   liabilities..................................................            -            -         -       16,698
  Net realized gain on disposal of investments in violation of
   investments restrictions (Note 3)............................            -            -         -            -
  Net increase from payment by affiliates (Note 3)..............            -            -         -            -
                                                                 ------------  -----------  --------  -----------
                                                                   (2,729,700)  15,596,585    70,454   10,432,130
                                                                 ------------  -----------  --------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)...................................   (8,232,602)   8,509,630   521,831   14,980,010
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).....................................            -      301,170         -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts....................................................            -            -         -            -
  Change in unrealized appreciation (depreciation) on options
   contracts....................................................            -            -         -      427,640
  Change in unrealized appreciation (depreciation) on forward
   currency contracts...........................................            -            -         -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.......................................            -            -         -      (16,939)
                                                                 ------------  -----------  --------  -----------
                                                                   (8,232,602)   8,810,800   521,831   15,390,711
                                                                 ------------  -----------  --------  -----------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, and foreign exchange gain (loss)
 on other assets and liabilities................................  (10,962,302)  24,407,385   592,285   25,822,841
                                                                 ------------  -----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................... $ (6,634,061) $25,435,384  $533,364  $24,979,245
                                                                 ------------  -----------  --------  -----------

* Net of foreign withholding taxes on dividends and interest of. $          -  $     4,875  $     53  $     8,256
                                                                 ------------  -----------  --------  -----------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                             93
                     STATEMENTS OF OPERATIONS - CONTINUED
For the Year Ended May 31, 2004


                                                                     INCOME &   INTERNATIONAL INTERNATIONAL INTERNATIONAL
                                                                      GROWTH      EQUITIES     GOVERNMENT     GROWTH I
                                                                       FUND         FUND        BOND FUND       FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).......................................... $ 5,166,223   $ 3,193,854  $          -   $ 6,808,988
Dividends (affiliated)............................................           -             -             -             -
Securities lending income.........................................      19,137         1,329         2,124       352,068
Interest (unaffiliated)...........................................       4,947       125,223     6,958,641        41,102
                                                                   -----------   -----------  ------------   -----------
   Total investment income*.......................................   5,190,307     3,320,406     6,960,765     7,202,158
                                                                   -----------   -----------  ------------   -----------
EXPENSES:
Investment advisory and management fees...........................   1,712,444       451,688       745,240     3,812,799
Custodian fees....................................................      45,635       192,639       152,574       647,846
Audit and tax fees................................................      14,907        10,434        14,376        30,883
Administrative services...........................................     155,677        90,338       104,334       266,896
Legal fees........................................................       4,458         3,990         4,486         5,005
Directors' fees...................................................      40,314        11,486        17,536        40,663
Reports to shareholders...........................................      39,879        17,394        27,066        65,617
Transfer agent fees...............................................       1,182        11,092           518         1,024
Interest expense..................................................           -             -             -           773
Other expenses....................................................       5,186         2,771         4,259        12,084
                                                                   -----------   -----------  ------------   -----------
   Total expenses before reimbursements, custody credits,
    and fees paid indirectly......................................   2,019,682       791,832     1,070,389     4,883,590
                                                                   -----------   -----------  ------------   -----------
   Expenses waived/reimbursed by investment advisor...............    (173,800)            -             -      (842,022)
   Fees paid indirectly (Note 7)..................................           -             -             -             -
                                                                   -----------   -----------  ------------   -----------
   Net expenses...................................................   1,845,882       791,832     1,070,389     4,041,568
                                                                   -----------   -----------  ------------   -----------
Net investment income (loss)......................................   3,344,425     2,528,574     5,890,376     3,160,590
                                                                   -----------   -----------  ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..........  15,398,114    (1,184,247)   11,518,586    65,758,839
  Net realized gain (loss) on investments (affiliated)............           -             -             -             -
  Net realized gain (loss) on futures contracts...................      27,336     1,691,214             -             -
  Net realized gain (loss) on options contracts...................           -             -             -             -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities....................................................           -       113,114      (109,062)        1,714
  Net realized gain on disposal of investments in violation of
   investments restrictions (Note 3)..............................           -             -             -             -
  Net increase from payment by affiliates (Note 3)................           -             -             -             -
                                                                   -----------   -----------  ------------   -----------
                                                                    15,425,450       620,081    11,409,524    65,760,553
                                                                   -----------   -----------  ------------   -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated).....................................  19,889,987    23,282,219   (14,639,170)    8,574,387
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).......................................           -             -             -             -
  Change in unrealized appreciation (depreciation) on futures
   contracts......................................................           -      (206,493)            -             -
  Change in unrealized appreciation (depreciation) on options
   contracts......................................................           -             -             -             -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts.............................................           -             -        54,688             -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.........................................           -       (76,573)      (63,173)      (49,910)
                                                                   -----------   -----------  ------------   -----------
                                                                    19,889,987    22,999,153   (14,647,655)    8,524,477
                                                                   -----------   -----------  ------------   -----------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, and foreign exchange gain (loss) on
 other assets and liabilities.....................................  35,315,437    23,619,234    (3,238,131)   74,285,030
                                                                   -----------   -----------  ------------   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................... $38,659,862   $26,147,808  $  2,652,245   $77,445,620
                                                                   ===========   ===========  ============   ===========

* Net of foreign withholding taxes on dividends and interest of... $         -   $   393,406  $     23,443   $   815,964
                                                                   -----------   -----------  ------------   -----------

                                                                    LARGE CAP      MIDCAP       MONEY
                                                                     GROWTH        INDEX       MARKET I
                                                                      FUND          FUND         FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).......................................... $ 4,347,695  $ 15,679,862  $        -
Dividends (affiliated)............................................           -             -           -
Securities lending income.........................................      32,767       338,284           -
Interest (unaffiliated)...........................................     102,958       439,231   5,336,607
                                                                   -----------  ------------  ----------
   Total investment income*.......................................   4,483,420    16,457,377   5,336,607
                                                                   -----------  ------------  ----------
EXPENSES:
Investment advisory and management fees...........................   4,282,624     3,906,884   2,402,961
Custodian fees....................................................      77,493       162,793      45,041
Audit and tax fees................................................      27,818        77,456      32,110
Administrative services...........................................     315,562       953,927     336,415
Legal fees........................................................       5,360         7,886       6,765
Directors' fees...................................................      79,381       151,785      87,504
Reports to shareholders...........................................      81,211       218,658     119,400
Transfer agent fees...............................................       1,151        12,071      15,151
Interest expense..................................................       3,301             -           -
Other expenses....................................................      12,098        35,065      13,511
                                                                   -----------  ------------  ----------
   Total expenses before reimbursements, custody credits,
    and fees paid indirectly......................................   4,885,999     5,526,525   3,058,858
                                                                   -----------  ------------  ----------
   Expenses waived/reimbursed by investment advisor...............    (107,493)            -    (175,304)
   Fees paid indirectly (Note 7)..................................           -             -           -
                                                                   -----------  ------------  ----------
   Net expenses...................................................   4,778,506     5,526,525   2,883,554
                                                                   -----------  ------------  ----------
Net investment income (loss)......................................    (295,086)   10,930,852   2,453,053
                                                                   -----------  ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..........  33,724,596    23,978,805           -
  Net realized gain (loss) on investments (affiliated)............           -             -           -
  Net realized gain (loss) on futures contracts...................           -    12,902,211           -
  Net realized gain (loss) on options contracts...................           -             -           -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities....................................................           -             -           -
  Net realized gain on disposal of investments in violation of
   investments restrictions (Note 3)..............................           -             -           -
  Net increase from payment by affiliates (Note 3)................           -             -           -
                                                                   -----------  ------------  ----------
                                                                    33,724,596    36,881,016           -
                                                                   -----------  ------------  ----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated).....................................  27,477,782   258,006,855           -
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).......................................           -             -           -
  Change in unrealized appreciation (depreciation) on futures
   contracts......................................................           -    (5,102,998)          -
  Change in unrealized appreciation (depreciation) on options
   contracts......................................................           -             -           -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts.............................................           -             -           -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.........................................           -             -           -
                                                                   -----------  ------------  ----------
                                                                    27,477,782   252,903,857           -
                                                                   -----------  ------------  ----------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, and foreign exchange gain (loss) on
 other assets and liabilities.....................................  61,202,378   289,784,873           -
                                                                   -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................... $60,907,292  $300,715,725  $2,453,053
                                                                   ===========  ============  ==========

* Net of foreign withholding taxes on dividends and interest of... $    26,088  $          -  $        -
                                                                   -----------  ------------  ----------

SEE NOTES TO FINANCIAL STATEMENTS

94
                     STATEMENTS OF OPERATIONS - CONTINUED
                                                For the Year Ended May 31, 2004



                                                                             NASDAQ-100   SCIENCE &                   SMALL CAP
                                                                               INDEX      TECHNOLOGY     SMALL CAP      INDEX
                                                                                FUND         FUND          FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)................................................... $   170,701  $  3,871,509  $  2,865,932  $ 3,787,119
Dividends (affiliated).....................................................           -             -             -          775
Securities lending income..................................................       5,003       160,310       288,496      253,970
Interest (unaffiliated)....................................................      87,332       527,386       232,302      334,884
                                                                            -----------  ------------  ------------  -----------
   Total investment income*................................................     263,036     4,559,205     3,386,730    4,376,748
                                                                            -----------  ------------  ------------  -----------
EXPENSES:
Investment advisory and management fees....................................     333,005    12,439,525     5,475,614    1,359,431
Custodian fees.............................................................      45,431       206,708       159,724       58,817
Audit and tax fees.........................................................       9,772        44,831        34,852       23,019
Administrative services....................................................      58,276       967,519       425,881      271,886
Legal fees.................................................................       4,020         9,953         6,322        5,371
Directors' fees............................................................       8,309       128,996       102,791       41,120
Reports to shareholders....................................................      17,221       242,956       105,930       78,326
Transfer agent fees........................................................       6,862         8,911         1,025       15,108
Interest expense...........................................................           -             -             -            -
Other expenses.............................................................      42,391        29,500        21,330       17,352
                                                                            -----------  ------------  ------------  -----------
   Total expenses before reimbursements, custody credits,
    and fees paid indirectly...............................................     525,287    14,078,899     6,333,469    1,870,430
                                                                            -----------  ------------  ------------  -----------
   Expenses waived/reimbursed by investment advisor........................           -       (75,743)     (553,653)           -
   Fees paid indirectly (Note 7)...........................................           -      (195,895)            -            -
                                                                            -----------  ------------  ------------  -----------
   Net expenses............................................................     525,287    13,807,261     5,779,816    1,870,430
                                                                            -----------  ------------  ------------  -----------
Net investment income (loss)...............................................    (262,251)   (9,248,056)   (2,393,086)   2,506,318
                                                                            -----------  ------------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)...................  (5,106,930)   60,420,341    79,833,891    1,884,713
  Net realized gain (loss) on investments (affiliated).....................           -             -             -            -
  Net realized gain (loss) on futures contracts............................   2,297,123             -             -   14,363,450
  Net realized gain (loss) on options contracts............................           -             -             -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.............................................................           -       (23,161)          (20)           -
  Net realized gain on disposal of investments in violation of investments
   restrictions (Note 3)...................................................           -             -             -            -
  Net increase from payment by affiliates (Note 3).........................           -             -             -            -
                                                                            -----------  ------------  ------------  -----------
                                                                             (2,809,807)   60,397,180    79,833,871   16,248,163
                                                                            -----------  ------------  ------------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)..............................................  17,072,151   202,394,591    66,293,406   73,955,801
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)................................................           -             -             -      (13,245)
  Change in unrealized appreciation (depreciation) on futures
   contracts...............................................................    (165,430)            -             -   (5,230,084)
  Change in unrealized appreciation (depreciation) on options
   contracts...............................................................           -             -             -            -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts......................................................           -             -             -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..................................................           -         1,730             -            -
                                                                            -----------  ------------  ------------  -----------
                                                                             16,906,721   202,396,321    66,293,406   68,712,472
                                                                            -----------  ------------  ------------  -----------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, and foreign exchange gain (loss)
 on other assets and liabilities...........................................  14,096,914   262,793,501   146,127,277   84,960,635
                                                                            -----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................ $13,834,663  $253,545,445  $143,734,191  $87,466,953
                                                                            ===========  ============  ============  ===========

* Net of foreign withholding taxes on dividends and interest of............ $     1,292  $    131,923  $      2,644  $     1,619
                                                                            -----------  ------------  ------------  -----------

                                                                              SOCIAL         STOCK
                                                                             AWARENESS       INDEX       VALUE
                                                                               FUND          FUND        FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)................................................... $ 5,585,436  $ 68,464,958  $  287,002
Dividends (affiliated).....................................................      10,203       256,848           -
Securities lending income..................................................      18,755       193,164           -
Interest (unaffiliated)....................................................     215,020       327,520       2,813
                                                                            -----------  ------------  ----------
   Total investment income*................................................   5,829,414    69,242,490     289,815
                                                                            -----------  ------------  ----------
EXPENSES:
Investment advisory and management fees....................................   1,918,682    10,618,015     102,208
Custodian fees.............................................................      66,447       413,522      45,363
Audit and tax fees.........................................................      24,208       230,148       5,609
Administrative services....................................................     268,615     2,833,044       9,173
Legal fees.................................................................       5,128        21,227       3,579
Directors' fees............................................................      43,668       458,919       1,388
Reports to shareholders....................................................      68,524       757,218       2,167
Transfer agent fees........................................................       1,539        15,400       1,040
Interest expense...........................................................           -             -           -
Other expenses.............................................................      10,060       112,999       3,062
                                                                            -----------  ------------  ----------
   Total expenses before reimbursements, custody credits,
    and fees paid indirectly...............................................   2,406,871    15,460,492     173,589
                                                                            -----------  ------------  ----------
   Expenses waived/reimbursed by investment advisor........................           -             -           -
   Fees paid indirectly (Note 7)...........................................           -             -           -
                                                                            -----------  ------------  ----------
   Net expenses............................................................   2,406,871    15,460,492     173,589
                                                                            -----------  ------------  ----------
Net investment income (loss)...............................................   3,422,543    53,781,998     116,226
                                                                            -----------  ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)...................  21,948,783    47,763,525     199,494
  Net realized gain (loss) on investments (affiliated).....................           -       983,404           -
  Net realized gain (loss) on futures contracts............................   5,617,518     7,168,202           -
  Net realized gain (loss) on options contracts............................           -             -         122
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.............................................................           -             -           1
  Net realized gain on disposal of investments in violation of investments
   restrictions (Note 3)...................................................           -             -           -
  Net increase from payment by affiliates (Note 3).........................           -             -           -
                                                                            -----------  ------------  ----------
                                                                             27,566,301    55,915,131     199,617
                                                                            -----------  ------------  ----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)..............................................  29,678,344   528,084,569   1,662,062
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)................................................     650,107    15,415,836           -
  Change in unrealized appreciation (depreciation) on futures
   contracts...............................................................  (1,209,276)   (1,524,775)          -
  Change in unrealized appreciation (depreciation) on options
   contracts...............................................................           -             -           -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts......................................................           -             -           -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..................................................           -             -           -
                                                                            -----------  ------------  ----------
                                                                             29,119,175   541,975,630   1,662,062
                                                                            -----------  ------------  ----------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, and foreign exchange gain (loss)
 on other assets and liabilities...........................................  56,685,476   597,890,761   1,861,679
                                                                            -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................ $60,108,019  $651,672,759  $1,977,905
                                                                            ===========  ============  ==========

* Net of foreign withholding taxes on dividends and interest of............ $     2,344  $         --  $      192
                                                                            -----------  ------------  ----------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                             95
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                            ASSET ALLOCATION               BLUE CHIP
                                                                                  FUND                    GROWTH FUND
                                                                       --------------------------  ------------------------
                                                                         For the       For the       For the      For the
                                                                        Year Ended    Year Ended    Year Ended   Year Ended
                                                                         May 31,       May 31,       May 31,      May 31,
                                                                           2004          2003          2004         2003
                                                                       ------------  ------------  -----------  -----------
OPERATIONS:
Net investment income (loss).......................................... $  2,610,459  $  3,743,245  $    (1,661) $   (29,878)
 Net realized gain (loss) on investments (unaffiliated)...............    4,700,091       482,025      482,149   (2,569,548)
 Net realized gain (loss) on investments (affiliated).................            -             -            -            -
 Net realized gain (loss) on futures contracts........................    3,733,581       324,501            -            -
 Net realized gain (loss) on options contracts........................            -             -            -            -
 Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................            -             -         (995)      (1,230)
 Net realized gain on disposal of investments, in violation of
   investments restrictions (Note 3)..................................        7,487         1,106            -            -
 Net increase from payment by affiliates (see Note 3).................          175             -            -            -
 Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................    7,542,365    (5,068,918)   4,259,339    1,610,195
 Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................      389,358      (228,879)      46,260      (27,270)
 Change in unrealized appreciation (depreciation) on futures contracts     (976,835)    1,378,085            -            -
 Change in unrealized appreciation (depreciation) on options contracts            -             -            -            -
 Change in unrealized appreciation (depreciation) on forward currency
   contracts..........................................................            -             -            -            -
 Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities....................................................           (2)           (3)         (23)           -
                                                                       ------------  ------------  -----------  -----------
 Increase (decrease) in net assets resulting from operations..........   18,006,679       631,162    4,785,069   (1,017,731)
                                                                       ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................   (2,840,003)   (3,851,623)           -            -
Net realized gain on securities.......................................   (1,991,629)     (123,336)           -            -
                                                                       ------------  ------------  -----------  -----------
 Increase (decrease) in net assets resulting from distributions to
   shareholders.......................................................   (4,831,632)   (3,974,959)           -            -
                                                                       ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from capital share
 transactions (see Note 6)............................................   14,368,450   (12,824,210)  11,855,613    4,682,443
                                                                       ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   27,543,497   (16,168,007)  16,640,682    3,664,712
NET ASSETS:
Beginning of period...................................................  164,757,005   180,925,012   23,728,127   20,063,415
                                                                       ------------  ------------  -----------  -----------
End of period......................................................... $192,300,502  $164,757,005  $40,368,809  $23,728,127
                                                                       ============  ============  ===========  ===========
Undistributed net investment income (loss) included in net assets at
 the end of the period................................................ $     74,477  $     98,792  $    (2,477) $       179
                                                                       ============  ============  ===========  ===========

                                                                          CAPITAL CONSERVATION
                                                                                  FUND                  CORE EQUITY FUND
                                                                       -------------------------  ---------------------------
                                                                         For the       For the      For the        For the
                                                                        Year Ended    Year Ended   Year Ended     Year Ended
                                                                         May 31,       May 31,      May 31,        May 31,
                                                                           2004          2003         2004           2003
                                                                       ------------  -----------  ------------  -------------
OPERATIONS:
Net investment income (loss).......................................... $  2,370,366  $ 3,001,653  $  5,357,719  $   6,150,294
 Net realized gain (loss) on investments (unaffiliated)...............      554,132    3,983,752   (17,579,092)   (50,823,224)
 Net realized gain (loss) on investments (affiliated).................            -            -       105,687          1,706
 Net realized gain (loss) on futures contracts........................            -            -             -              -
 Net realized gain (loss) on options contracts........................            -            -             -              -
 Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................            -            -             -              -
 Net realized gain on disposal of investments, in violation of
   investments restrictions (Note 3)..................................           34            -             -              -
 Net increase from payment by affiliates (see Note 3).................          249            -             -              -
 Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................   (3,736,196)   1,563,845   105,838,668    (13,725,929)
 Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................            -            -     1,686,443     (1,081,262)
 Change in unrealized appreciation (depreciation) on futures contracts            -            -             -              -
 Change in unrealized appreciation (depreciation) on options contracts            -            -             -              -
 Change in unrealized appreciation (depreciation) on forward currency
   contracts..........................................................            -            -             -              -
 Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities....................................................            -            -             -              -
                                                                       ------------  -----------  ------------  -------------
 Increase (decrease) in net assets resulting from operations..........     (811,415)   8,549,250    95,409,425    (59,478,415)
                                                                       ------------  -----------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................   (2,580,002)  (3,172,002)   (5,424,008)    (6,153,017)
Net realized gain on securities.......................................     (931,395)           -             -              -
                                                                       ------------  -----------  ------------  -------------
 Increase (decrease) in net assets resulting from distributions to
   shareholders.......................................................   (3,511,397)  (3,172,002)   (5,424,008)    (6,153,017)
                                                                       ------------  -----------  ------------  -------------
Net increase (decrease) in net assets resulting from capital share
 transactions (see Note 6)............................................   (7,706,960)  14,703,453   (48,268,089)   (58,972,782)
                                                                       ------------  -----------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  (12,029,772)  20,080,701    41,717,328   (124,604,214)
NET ASSETS:
Beginning of period...................................................   89,865,610   69,784,909   560,038,211    684,642,425
                                                                       ------------  -----------  ------------  -------------
End of period......................................................... $ 77,835,838  $89,865,610  $601,755,539  $ 560,038,211
                                                                       ============  ===========  ============  =============
Undistributed net investment income (loss) included in net assets at
 the end of the period................................................ $    117,722  $    59,536  $     63,823  $     130,112
                                                                       ============  ===========  ============  =============

SEE NOTES TO FINANCIAL STATEMENTS

96
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                        GOVERNMENT SECURITIES          GROWTH & INCOME
                                                                                FUND                        FUND
                                                                     --------------------------  --------------------------
                                                                       For the       For the       For the       For the
                                                                      Year Ended    Year Ended    Year Ended    Year Ended
                                                                       May 31,       May 31,       May 31,       May 31,
                                                                         2004          2003          2004          2003
                                                                     ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss)........................................ $  4,328,241  $  6,378,577  $  1,027,999  $  1,437,087
  Net realized gain (loss) on investments (unaffiliated)............   (2,729,700)   11,519,782    15,428,080   (30,840,703)
  Net realized gain (loss) on investments (affiliated)..............            -             -       168,505             -
  Net realized gain (loss) on futures contracts.....................            -             -             -             -
  Net realized gain (loss) on options contracts.....................            -             -             -             -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................            -             -             -             -
  Net realized gain on disposal of investments, in violation of
   investments restrictions (Note 3)................................            -             -             -             -
  Net increase from payment by affiliates (see Note 3)..............            -             -             -             -
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................   (8,232,602)    3,012,682     8,509,630     3,667,493
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................            -             -       301,170      (274,973)
  Change in unrealized appreciation (depreciation) on futures
   contracts........................................................            -             -             -             -
  Change in unrealized appreciation (depreciation) on options
   contracts........................................................            -             -             -             -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts...............................................            -             -             -             -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................            -             -             -             -
                                                                     ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from operations.......   (6,634,061)   20,911,041    25,435,384   (26,011,096)
                                                                     ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................   (4,527,003)   (6,603,003)   (1,044,004)   (1,435,004)
Net realized gain on securities.....................................  (11,276,840)   (1,128,550)            -             -
                                                                     ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from distributions to
   shareholders.....................................................  (15,803,843)   (7,731,553)   (1,044,004)   (1,435,004)
                                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (see Note 6)....................................  (31,626,963)   52,506,359   (19,013,340)  (18,940,237)
                                                                     ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............................  (54,064,867)   65,685,847     5,378,040   (46,386,337)
NET ASSETS:
Beginning of period.................................................  200,411,942   134,726,095   174,358,812   220,745,149
                                                                     ------------  ------------  ------------  ------------
End of period....................................................... $146,347,075  $200,411,942  $179,736,852  $174,358,812
                                                                     ============  ============  ============  ============
Undistributed net investment income (loss) included in net assets at
 the end of the period.............................................. $    186,535  $     77,464  $     24,768  $     40,773
                                                                     ============  ============  ============  ============

                                                                           GROWTH FUND          HEALTH SCIENCES FUND
                                                                     ----------------------  -------------------------
                                                                      For the     For the      For the       For the
                                                                     Year Ended  Year Ended   Year Ended    Year Ended
                                                                      May 31,     May 31,      May 31,       May 31,
                                                                        2004        2003         2004          2003
                                                                     ----------  ----------  ------------  -----------
OPERATIONS:
Net investment income (loss)........................................ $  (58,921) $  (49,988) $   (843,596) $  (401,635)
  Net realized gain (loss) on investments (unaffiliated)............     70,454    (878,013)    8,922,080   (6,096,296)
  Net realized gain (loss) on investments (affiliated)..............          -           -             -            -
  Net realized gain (loss) on futures contracts.....................          -           -             -            -
  Net realized gain (loss) on options contracts.....................          -           -     1,493,352      346,639
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................          -           -        16,698       27,041
  Net realized gain on disposal of investments, in violation of
   investments restrictions (Note 3)................................          -           -             -          103
  Net increase from payment by affiliates (see Note 3)..............          -           -             -            -
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................    521,831     525,923    14,980,010   10,689,129
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................          -           -             -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts........................................................          -           -             -            -
  Change in unrealized appreciation (depreciation) on options
   contracts........................................................          -           -       427,640     (473,819)
  Change in unrealized appreciation (depreciation) on forward
   currency contracts...............................................          -           -             -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................          -           -       (16,939)      17,170
                                                                     ----------  ----------  ------------  -----------
  Increase (decrease) in net assets resulting from operations.......    533,364    (402,078)   24,979,245    4,108,332
                                                                     ----------  ----------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................          -           -             -            -
Net realized gain on securities.....................................          -           -             -            -
                                                                     ----------  ----------  ------------  -----------
  Increase (decrease) in net assets resulting from distributions to
   shareholders.....................................................          -           -             -            -
                                                                     ----------  ----------  ------------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (see Note 6)....................................    124,295     433,615    51,397,647   19,050,614
                                                                     ----------  ----------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............................    657,659      31,537    76,376,892   23,158,946
NET ASSETS:
Beginning of period.................................................  3,961,588   3,930,051    77,673,127   54,514,181
                                                                     ----------  ----------  ------------  -----------
End of period....................................................... $4,619,247  $3,961,588  $154,050,019  $77,673,127
                                                                     ==========  ==========  ============  ===========
Undistributed net investment income (loss) included in net assets at
 the end of the period.............................................. $     (833) $      402  $      1,296  $     7,234
                                                                     ==========  ==========  ============  ===========

SEE NOTES TO FINANCIAL STATEMENTS

                                                                             97
                STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED




                                                                        INCOME & GROWTH FUND     INTERNATIONAL EQUITIES FUND
                                                                     --------------------------  --------------------------
                                                                       For the       For the       For the       For the
                                                                      Year Ended    Year Ended    Year Ended    Year Ended
                                                                       May 31,       May 31,       May 31,       May 31,
                                                                         2004          2003          2004          2003
                                                                     ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss)........................................ $  3,344,425  $  2,792,218  $  2,528,574  $  1,413,709
  Net realized gain (loss) on investments (unaffiliated)............   15,398,114   (32,004,700)   (1,184,247)   (1,495,697)
  Net realized gain (loss) on investments (affiliated)..............            -       (41,945)            -             -
  Net realized gain (loss) on futures contracts.....................       27,336      (562,626)    1,691,214    (2,185,681)
  Net realized gain (loss) on options contracts.....................            -             -             -             -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................            -             -       113,114       171,776
  Net realized gain on disposal of investments, in violation of
   investment restrictions (Note 3).................................            -             -             -             -
  Net increase from payment by affiliates (see Note 3)..............            -             -             -             -
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................   19,889,987     9,306,442    23,282,219   (12,078,747)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................            -             -             -             -
  Change in unrealized appreciation (depreciation) on futures
   contracts........................................................            -             -      (206,493)      499,928
  Change in unrealized appreciation (depreciation) on options
   contracts........................................................            -       281,009             -             -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts...............................................            -             -             -             -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................            -             -       (76,573)     (165,138)
                                                                     ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from operations.......   38,659,862   (20,229,602)   26,147,808   (13,839,850)
                                                                     ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................   (3,454,005)   (2,693,004)   (2,726,004)     (930,002)
Net realized gain on securities.....................................            -             -             -             -
                                                                     ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from distributions to
   shareholders.....................................................   (3,454,005)   (2,693,004)   (2,726,004)     (930,002)
                                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (see Note 6)....................................   (6,196,656)  (11,667,106)   89,665,563     3,887,675
                                                                     ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............................   29,009,201   (34,589,712)  113,087,367   (10,882,177)
NET ASSETS:
Beginning of period.................................................  200,918,775   235,508,487    90,680,264   101,562,441
                                                                     ------------  ------------  ------------  ------------
End of period....................................................... $229,927,976  $200,918,775  $203,767,631  $ 90,680,264
                                                                     ============  ============  ============  ============
Undistributed net investment income (loss) included in net assets at
 the end of the period.............................................. $     91,229  $    200,809  $    392,043  $    466,101
                                                                     ============  ============  ============  ============

                                                                      INTERNATIONAL GOVERNMENT      INTERNATIONAL GROWTH I
                                                                              BOND FUND                      FUND
                                                                     --------------------------  ---------------------------
                                                                       For the       For the       For the        For the
                                                                      Year Ended    Year Ended    Year Ended     Year Ended
                                                                       May 31,       May 31,       May 31,        May 31,
                                                                         2004          2003          2004           2003
                                                                     ------------  ------------  ------------  -------------
OPERATIONS:
Net investment income (loss)........................................ $  5,890,376  $  6,001,350  $  3,160,590  $   4,337,409
  Net realized gain (loss) on investments (unaffiliated)............   11,518,586     2,484,348    65,758,839   (114,292,658)
  Net realized gain (loss) on investments (affiliated)..............            -             -             -              -
  Net realized gain (loss) on futures contracts.....................            -             -             -              -
  Net realized gain (loss) on options contracts.....................            -             -             -              -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................     (109,062)    1,166,248         1,714     42,778,324
  Net realized gain on disposal of investments, in violation of
   investment restrictions (Note 3).................................            -             -             -              -
  Net increase from payment by affiliates (see Note 3)..............            -             -             -              -
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................  (14,639,170)   20,373,045     8,574,387      3,144,886
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................            -             -             -              -
  Change in unrealized appreciation (depreciation) on futures
   contracts........................................................            -             -             -              -
  Change in unrealized appreciation (depreciation) on options
   contracts........................................................            -             -             -              -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts...............................................       54,688       (58,510)            -              -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................      (63,173)       48,960       (49,910)        11,629
                                                                     ------------  ------------  ------------  -------------
  Increase (decrease) in net assets resulting from operations.......    2,652,245    30,015,441    77,445,620    (64,020,410)
                                                                     ------------  ------------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................   (5,516,002)            -    (3,050,011)    (6,113,264)
Net realized gain on securities.....................................   (2,202,194)     (671,332)            -              -
                                                                     ------------  ------------  ------------  -------------
  Increase (decrease) in net assets resulting from distributions to
   shareholders.....................................................   (7,718,196)     (671,332)   (3,050,011)    (6,113,264)
                                                                     ------------  ------------  ------------  -------------
Net increase (decrease) in net assets resulting from capital
 share transactions (see Note 6)....................................   (8,329,282)   26,080,715   (35,683,839)   (23,127,397)
                                                                     ------------  ------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............................  (13,395,233)   55,424,824    38,711,770    (93,261,071)
NET ASSETS:
Beginning of period.................................................  157,478,183   102,053,359   345,212,707    438,473,778
                                                                     ------------  ------------  ------------  -------------
End of period....................................................... $144,082,950  $157,478,183  $383,924,477  $ 345,212,707
                                                                     ============  ============  ============  =============
Undistributed net investment income (loss) included in net assets at
 the end of the period.............................................. $  4,408,466  $  3,543,064  $    677,876  $     565,583
                                                                     ============  ============  ============  =============

SEE NOTES TO FINANCIAL STATEMENTS

98
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                        LARGE CAP GROWTH FUND           MIDCAP INDEX FUND
                                                                     --------------------------  ------------------------------
                                                                       For the       For the        For the         For the
                                                                      Year Ended    Year Ended     Year Ended      Year Ended
                                                                       May 31,       May 31,        May 31,         May 31,
                                                                         2004          2003           2004            2003
                                                                     ------------  ------------  --------------  --------------
OPERATIONS:
Net investment income (loss)........................................ $   (295,086) $    193,043  $   10,930,852  $    7,425,442
  Net realized gain (loss) on investments (unaffiliated)............   33,724,596   (94,315,183)     23,978,805       8,281,065
  Net realized gain (loss) on investments (affiliated)..............            -             -               -               -
  Net realized gain (loss) on futures contracts.....................            -             -      12,902,211      (6,818,451)
  Net realized gain (loss) on options contracts.....................            -             -               -               -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................            -             -               -               -
  Net realized gain on disposal of investments, in violation of
   investment restrictions (Note 3).................................            -             -               -               -
  Net increase from payment by affiliates (see Note 3)..............            -             -               -               -
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................   27,477,782    29,935,551     258,006,855    (120,882,609)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................            -             -               -               -
  Change in unrealized appreciation (depreciation) on futures
   contracts........................................................            -             -      (5,102,998)      5,967,977
  Change in unrealized appreciation (depreciation) on options
   contracts........................................................            -             -               -               -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts...............................................            -             -               -               -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................            -             -               -               -
                                                                     ------------  ------------  --------------  --------------
  Increase (decrease) in net assets resulting from operations.......   60,907,292   (64,186,589)    300,715,725    (106,026,576)
                                                                     ------------  ------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................            -      (253,510)    (11,373,016)     (6,863,215)
Net realized gain on securities.....................................            -             -     (11,002,160)    (33,800,632)
                                                                     ------------  ------------  --------------  --------------
  Increase (decrease) in net assets resulting from distributions to
   shareholders.....................................................            -      (253,510)    (22,375,176)    (40,663,847)
                                                                     ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting from capital
 share transactions (see Note 6)....................................  (53,690,058)  (28,628,077)    181,180,470      87,976,014
                                                                     ------------  ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............................    7,217,234   (93,068,176)    459,521,019     (58,714,409)
NET ASSETS:
Beginning of period.................................................  426,061,065   519,129,241   1,095,293,663   1,154,008,072
                                                                     ------------  ------------  --------------  --------------
End of period....................................................... $433,278,299  $426,061,065  $1,554,814,682  $1,095,293,663
                                                                     ============  ============  ==============  ==============
Undistributed net investment income (loss) included in net assets at
 the end of the period.............................................. $    (69,593) $      9,365  $      167,688  $      609,852
                                                                     ============  ============  ==============  ==============

                                                                         MONEY MARKET I FUND        NASDAQ-100 INDEX FUND
                                                                     ---------------------------  ------------------------
                                                                       For the        For the       For the      For the
                                                                      Year Ended     Year Ended    Year Ended   Year Ended
                                                                       May 31,        May 31,       May 31,      May 31,
                                                                         2004           2003          2004         2003
                                                                     ------------  -------------  -----------  -----------
OPERATIONS:
Net investment income (loss)........................................ $  2,453,053  $   5,980,834  $  (262,251) $  (144,354)
  Net realized gain (loss) on investments (unaffiliated)............            -          6,557   (5,106,930)  (3,662,037)
  Net realized gain (loss) on investments (affiliated)..............            -              -            -            -
  Net realized gain (loss) on futures contracts.....................            -              -    2,297,123     (877,196)
  Net realized gain (loss) on options contracts.....................            -              -            -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................            -              -            -            -
  Net realized gain on disposal of investments, in violation of
   investment restrictions (Note 3).................................            -              -            -            -
  Net increase from payment by affiliates (see Note 3)..............            -              -            -            -
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................            -              -   17,072,151    6,389,395
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................            -              -            -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts........................................................            -              -     (165,430)     845,842
  Change in unrealized appreciation (depreciation) on options
   contracts........................................................            -              -            -            -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts...............................................            -              -            -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................            -              -            -            -
                                                                     ------------  -------------  -----------  -----------
  Increase (decrease) in net assets resulting from operations.......    2,453,053      5,987,391   13,834,663    2,551,650
                                                                     ------------  -------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................   (2,453,053)    (5,980,834)           -            -
Net realized gain on securities.....................................            -         (6,557)           -            -
                                                                     ------------  -------------  -----------  -----------
  Increase (decrease) in net assets resulting from distributions to
   shareholders.....................................................   (2,453,053)    (5,987,391)           -            -
                                                                     ------------  -------------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (see Note 6)....................................  (70,739,745)  (209,688,554)  26,948,311   23,305,889
                                                                     ------------  -------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............................  (70,739,745)  (209,688,554)  40,782,974   25,857,539
NET ASSETS:
Beginning of period.................................................  524,446,249    734,134,803   52,306,100   26,448,561
                                                                     ------------  -------------  -----------  -----------
End of period....................................................... $453,706,504  $ 524,446,249  $93,089,074  $52,306,100
                                                                     ============  =============  ===========  ===========
Undistributed net investment income (loss) included in net assets at
 the end of the period.............................................. $          -  $       1,257  $    (8,240) $     1,106
                                                                     ============  =============  ===========  ===========

SEE NOTES TO FINANCIAL STATEMENTS

                                                                             99
                STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                                 SCIENCE & TECHNOLOGY
                                                                                         FUND
                                                                            ------------------------------
                                                                               For the         For the
                                                                              Year Ended      Year Ended
                                                                               May 31,         May 31,
                                                                                 2004            2003
                                                                            --------------  --------------
OPERATIONS:
Net investment income (loss)............................................... $   (9,248,056) $   (6,377,738)
  Net realized gain (loss) on investments (unaffiliated)...................     60,420,341    (403,129,863)
  Net realized gain (loss) on investments (affiliated).....................              -               -
  Net realized gain (loss) on futures contracts............................              -               -
  Net realized gain (loss) on options contracts............................              -               -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.............................................................        (23,161)        102,062
  Net realized gain on disposal of investments, in violation of investment
   restrictions (Note 3)...................................................              -               -
  Net increase from payment by affiliates (see Note 3).....................              -               -
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)..........................................................    202,394,591     351,673,034
  Change in unrealized appreciation (depreciation) on investments
   (affiliated)............................................................              -               -
  Change in unrealized appreciation (depreciation) on futures
   contracts...............................................................              -               -
  Change in unrealized appreciation (depreciation) on options
   contracts...............................................................              -               -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts......................................................              -               -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..................................................          1,730             782
                                                                            --------------  --------------
  Increase (decrease) in net assets resulting from operations..............    253,545,445     (57,731,723)
                                                                            --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................              -               -
Net realized gain on securities............................................              -               -
                                                                            --------------  --------------
  Increase (decrease) in net assets resulting from distributions to
   shareholders............................................................              -               -
                                                                            --------------  --------------
Net increase (decrease) in net assets resulting from capital
 share transactions (see Note 6)...........................................    (27,159,729)      3,174,768
                                                                            --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................................    226,385,716     (54,556,955)
NET ASSETS:
  Beginning of period......................................................  1,180,380,498   1,234,937,453
                                                                            --------------  --------------
  End of period............................................................ $1,406,766,214  $1,180,380,498
                                                                            ==============  ==============
Undistributed net investment income (loss) included in net assets at
 the end of the period..................................................... $     (192,705) $       75,680
                                                                            ==============  ==============

                                                                                   SMALL CAP FUND
                                                                            ---------------------------
                                                                              For the        For the
                                                                             Year Ended     Year Ended
                                                                              May 31,        May 31,
                                                                                2004           2003
                                                                            ------------  -------------
OPERATIONS:
Net investment income (loss)............................................... $ (2,393,086) $  (1,460,935)
  Net realized gain (loss) on investments (unaffiliated)...................   79,833,891    (91,290,387)
  Net realized gain (loss) on investments (affiliated).....................            -              -
  Net realized gain (loss) on futures contracts............................            -              -
  Net realized gain (loss) on options contracts............................            -              -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.............................................................          (20)          (233)
  Net realized gain on disposal of investments, in violation of investment
   restrictions (Note 3)...................................................            -              -
  Net increase from payment by affiliates (see Note 3).....................            -              -
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)..........................................................   66,293,406      8,384,565
  Change in unrealized appreciation (depreciation) on investments
   (affiliated)............................................................            -              -
  Change in unrealized appreciation (depreciation) on futures
   contracts...............................................................            -              -
  Change in unrealized appreciation (depreciation) on options
   contracts...............................................................            -              -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts......................................................            -              -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..................................................            -              -
                                                                            ------------  -------------
  Increase (decrease) in net assets resulting from operations..............  143,734,191    (84,366,990)
                                                                            ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................            -              -
Net realized gain on securities............................................            -              -
                                                                            ------------  -------------
  Increase (decrease) in net assets resulting from distributions to
   shareholders............................................................            -              -
                                                                            ------------  -------------
Net increase (decrease) in net assets resulting from capital
 share transactions (see Note 6)...........................................  (71,470,905)   (36,808,224)
                                                                            ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................................   72,263,286   (121,175,214)
NET ASSETS:
  Beginning of period......................................................  535,869,743    657,044,957
                                                                            ------------  -------------
  End of period............................................................ $608,133,029  $ 535,869,743
                                                                            ============  =============
Undistributed net investment income (loss) included in net assets at
 the end of the period..................................................... $     (7,613) $      74,211
                                                                            ============  =============

                                                                               SMALL CAP INDEX FUND
                                                                            --------------------------
                                                                              For the       For the
                                                                             Year Ended    Year Ended
                                                                              May 31,       May 31,
                                                                                2004          2003
                                                                            ------------  ------------
OPERATIONS:
Net investment income (loss)............................................... $  2,506,318  $  1,995,387
  Net realized gain (loss) on investments (unaffiliated)...................    1,884,713   (11,344,216)
  Net realized gain (loss) on investments (affiliated).....................            -             -
  Net realized gain (loss) on futures contracts............................   14,363,450    (3,341,347)
  Net realized gain (loss) on options contracts............................            -             -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.............................................................            -             -
  Net realized gain on disposal of investments, in violation of investment
   restrictions (Note 3)...................................................            -             -
  Net increase from payment by affiliates (see Note 3).....................            -             -
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)..........................................................   73,955,801   (11,200,639)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated)............................................................      (13,245)            -
  Change in unrealized appreciation (depreciation) on futures
   contracts...............................................................   (5,230,084)    5,301,702
  Change in unrealized appreciation (depreciation) on options
   contracts...............................................................            -             -
  Change in unrealized appreciation (depreciation) on forward
   currency contracts......................................................            -             -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..................................................            -             -
                                                                            ------------  ------------
  Increase (decrease) in net assets resulting from operations..............   87,466,953   (18,589,113)
                                                                            ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................   (3,221,002)   (1,695,206)
Net realized gain on securities............................................            -             -
                                                                            ------------  ------------
  Increase (decrease) in net assets resulting from distributions to
   shareholders............................................................   (3,221,002)   (1,695,206)
                                                                            ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (see Note 6)...........................................  131,603,344    28,255,892
                                                                            ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................................  215,849,295     7,971,573
NET ASSETS:
  Beginning of period......................................................  265,017,828   257,046,255
                                                                            ------------  ------------
  End of period............................................................ $480,867,123  $265,017,828
                                                                            ============  ============
Undistributed net investment income (loss) included in net assets at
 the end of the period..................................................... $     64,000  $    313,925
                                                                            ============  ============

SEE NOTES TO FINANCIAL STATEMENTS

100
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                        SOCIAL AWARENESS
                                                              FUND                    STOCK INDEX FUND
                                                   --------------------------  ------------------------------
                                                     For the       For the        For the         For the
                                                    Year Ended    Year Ended     Year Ended      Year Ended
                                                     May 31,       May 31,        May 31,         May 31,
                                                       2004          2003           2004            2003
                                                   ------------  ------------  --------------  --------------
OPERATIONS:
Net investment income (loss)...................... $  3,422,543  $  3,473,097  $   53,781,998  $   46,711,201
 Net realized gain (loss) on investments
   (unaffiliated).................................   21,948,783   (66,544,036)     47,763,525      21,609,427
 Net realized gain (loss) on investments
   (affiliated)...................................            -        21,054         983,404       2,395,538
 Net realized gain (loss) on futures contracts....    5,617,518    (1,070,878)      7,168,202      (4,082,045)
 Net realized gain (loss) on options contracts....            -             -               -               -
 Net realized foreign exchange gain (loss) on
   other assets and liabilities...................            -             -               -               -
 Net realized gain on disposal of investments, in
   violation of investment restrictions (Note 3)..            -             -               -               -
 Net increase from payment by affiliates (see
   Note 3)........................................            -             -               -               -
 Change in unrealized appreciation (depreciation)
   on investments (unaffiliated)..................   29,678,344    27,536,278     528,084,569    (415,646,725)
 Change in unrealized appreciation (depreciation)
   on investments (affiliated)....................      650,107      (429,017)     15,415,836     (12,194,763)
 Change in unrealized appreciation (depreciation)
   on futures contracts...........................   (1,209,276)    1,359,332      (1,524,775)      2,435,785
 Change in unrealized appreciation (depreciation)
   on options contracts...........................            -             -               -               -
 Change in unrealized appreciation (depreciation)
   on forward currency contracts..................            -             -               -               -
 Change in unrealized foreign exchange gain
   (loss) on other assets and liabilities.........            -             -               -               -
                                                   ------------  ------------  --------------  --------------
 Increase (decrease) in net assets resulting from
   operations.....................................   60,108,019   (35,654,170)    651,672,759    (358,771,582)
                                                   ------------  ------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................   (3,504,007)   (3,400,608)    (54,353,027)    (46,092,003)
Net realized gain on securities...................            -    (7,443,700)    (13,915,939)    (84,411,750)
                                                   ------------  ------------  --------------  --------------
 Increase (decrease) in net assets resulting from
   distributions to shareholders..................   (3,504,007)  (10,844,308)    (68,268,966)   (130,503,753)
                                                   ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting
 from capital share transactions (see Note 6).....   (7,393,733)  (17,999,384)     19,854,328      25,357,969
                                                   ------------  ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........   49,210,279   (64,497,862)    603,258,121    (463,917,366)
NET ASSETS:
 Beginning of period..............................  349,609,900   414,107,762   3,627,136,893   4,091,054,259
                                                   ------------  ------------  --------------  --------------
 End of period.................................... $398,820,179  $349,609,900  $4,230,395,014  $3,627,136,893
                                                   ============  ============  ==============  ==============
Undistributed net investment income (loss)
 included in net assets at the end of the period.. $     (1,133) $     80,331  $      447,397  $    1,018,426
                                                   ============  ============  ==============  ==============

                                                          VALUE FUND
                                                   ------------------------
                                                     For the      For the
                                                    Year Ended   Year Ended
                                                     May 31,      May 31,
                                                       2004         2003
                                                   -----------  -----------
OPERATIONS:
Net investment income (loss)...................... $   116,226  $    90,599
 Net realized gain (loss) on investments
   (unaffiliated).................................     199,494   (1,211,085)
 Net realized gain (loss) on investments
   (affiliated)...................................           -            -
 Net realized gain (loss) on futures contracts....           -            -
 Net realized gain (loss) on options contracts....         122            -
 Net realized foreign exchange gain (loss) on
   other assets and liabilities...................           1            -
 Net realized gain on disposal of investments, in
   violation of investment restrictions (Note 3)..           -            -
 Net increase from payment by affiliates (see
   Note 3)........................................           -            -
 Change in unrealized appreciation (depreciation)
   on investments (unaffiliated)..................   1,662,062      133,082
 Change in unrealized appreciation (depreciation)
   on investments (affiliated)....................           -            -
 Change in unrealized appreciation (depreciation)
   on futures contracts...........................           -            -
 Change in unrealized appreciation (depreciation)
   on options contracts...........................           -            -
 Change in unrealized appreciation (depreciation)
   on forward currency contracts..................           -            -
 Change in unrealized foreign exchange gain
   (loss) on other assets and liabilities.........           -            -
                                                   -----------  -----------
 Increase (decrease) in net assets resulting from
   operations.....................................   1,977,905     (987,404)
                                                   -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................    (131,002)     (74,702)
Net realized gain on securities...................           -      (35,050)
                                                   -----------  -----------
 Increase (decrease) in net assets resulting from
   distributions to shareholders..................    (131,002)    (109,752)
                                                   -----------  -----------
Net increase (decrease) in net assets resulting
 from capital share transactions (see Note 6).....   1,490,902    1,376,255
                                                   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........   3,337,805      279,099
NET ASSETS:
 Beginning of period..............................  11,134,249   10,855,150
                                                   -----------  -----------
 End of period.................................... $14,472,054  $11,134,249
                                                   ===========  ===========
Undistributed net investment income (loss)
 included in net assets at the end of the period.. $     1,122  $    15,897
                                                   ===========  ===========

SEE NOTES TO FINANCIAL STATEMENTS

                                                                            101
                         NOTES TO FINANCIAL STATEMENTS


Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 22 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund                     International Growth I Fund
Blue Chip Growth Fund                     Large Cap Growth Fund
Capital Conservation Fund                 Mid Cap Index Fund
Core Equity Fund                          Money Market I Fund
Government Securities Fund                Nasdaq-100(R) Index Fund
Growth & Income Fund                      Science & Technology Fund
Growth Fund (formerly Opportunities Fund) Small Cap Fund
Health Sciences Fund                      Small Cap Index Fund
Income & Growth Fund                      Social Awareness Fund
International Equities Fund               Stock Index Fund
International Government Bond Fund        Value Fund
 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Series organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Series. In addition, in the normal course of business the Series enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Series that have not yet occurred. However, the Series expects the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Investment Valuation

 Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued as of the close of such exchange. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services.
 Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.
 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
 Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market I Fund are valued by the amortized cost method which approximates fair market value.

B. Options, Futures, and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If a fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option by the holder.

102
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED


 Purchased options are recorded as investments. If a purchased option expires, a fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.
 Futures Contracts. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. Securities in the Funds which serve as collateral for open futures contracts are indicated in the Schedule of Investments.
 Forward Currency Contracts. Certain funds may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward currency contracts are agreements between two parties to buy and sell currencies at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.
 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of a fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

C. Repurchase Agreements

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated investment companies. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 As of May 31, 2004, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                      Percentage Principal
                     Fund             Ownership   Amount
                     --------------------------------------
                     Growth & Income.    4.08%   $4,101,000
                     Large Cap Growth    8.57%    8,624,000
                     Money Market I..    0.34%      342,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
 State Street Bank & Trust Co., dated May 28, 2004, bearing interest at a rate of 0.93% per annum, with a principal amount of $100,638,000, a repurchase price of $100,648,399, and maturity date of June 1, 2004. The repurchase agreement is collateralized by the following:

                             Interest Maturity  Principal     Market
         Type of Collateral    Rate     Date     Amount       Value
         --------------------------------------------------------------
         U.S. Treasury Bonds   6.13%  11/15/27 $   595,000 $    651,883
         U.S. Treasury Bonds   8.13%   8/15/19  76,625,000  102,020,747

 As of May 31, 2004, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                      Percentage Principal
                     Fund             Ownership   Amount
                     --------------------------------------
                     Large Cap Growth    7.00%    7,000,000
                     Money Market I..   18.00%   18,000,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
 UBS Warburg, LLC, dated May 28, 2004, bearing interest at a rate of 0.97% per annum, with a principal amount of $100,000,000, a repurchase price of $100,010,778, and maturity date of June 1, 2004. The repurchase agreement is collateralized by the following:

                             Interest Maturity  Principal    Market
         Type of Collateral    Rate     Date     Amount      Value
         -------------------------------------------------------------
         U.S. Treasury Bonds   3.88%  4/15/29  $25,513,000 $37,314,914
         U.S. Treasury Bonds   3.38%  4/15/32   50,000,000  64,706,388

                                                                            103
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



D. Mortgage-Backed Dollar Rolls

 During the period ended May 31, 2004, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund and Capital Conservation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities.
 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation.
 The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

F. Investment Securities Loaned

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Schedule of Investments. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Securities transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-date. Interest income on investments is accrued daily. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds investing in foreign securities may be subject to taxes imposed by countries in which they invest. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.
 Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly, except for the Money Market I Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.
 Investment income and capital gains and losses are recognized in accordance with GAAP ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses, mortgage-backed securities and foreign currency transactions.
 To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

104
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



 VALIC receives from the Series a monthly fee based on each fund's average daily net asset value at the following annual rates.

    Stock Index Fund                   0.35% on the first $500 million;
    Mid Cap Index Fund                 0.25% on the assets over $500 million
    Small Cap Index Fund
    International Equities Fund
    ------------------------------------------------------------------------
    Core Equity Fund                   0.80%
    Blue Chip Growth Fund
    ------------------------------------------------------------------------
    Growth & Income Fund               0.75%
    ------------------------------------------------------------------------
    Science & Technology Fund          0.90%
    Small Cap Fund
    ------------------------------------------------------------------------
    Health Sciences Fund               1.00%
    International Growth I Fund
    ------------------------------------------------------------------------
    Large Cap Growth Fund              0.95%
    Growth Fund
    ------------------------------------------------------------------------
    Social Awareness Fund              0.50%
    Asset Allocation Fund
    Capital Conservation Fund
    Government Securities Fund
    International Government Bond Fund
    Money Market I Fund
    ------------------------------------------------------------------------
    Nasdaq-100(R) Index Fund           0.40%
    ------------------------------------------------------------------------
    Income & Growth Fund               0.77%
    ------------------------------------------------------------------------
    Value Fund                         0.78%

 VALIC agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through September 30, 2004. Effective October 1, 2003, VALIC ceased waiving a portion of its management fee or certain expenses for the Science & Technology Fund. Prior to October 1, 2003, the maximum expense limitation for the Science & Technology Fund was 1.00%. The table below reflects total annual operating expenses by fund, as limited by the adviser, shown as a percentage of average net assets.

                                               Maximum
                                               Expenses
                       Fund                   Limitation
                       ---------------------------------
                       Core Equity...........    0.85%
                       Growth & Income.......    0.85%
                       Income & Growth.......    0.83%
                       International Growth I    1.06%
                       Large Cap Growth......    1.06%
                       Money Market I........    0.60%
                       Small Cap.............    0.95%

 VALIC has entered into sub-advisory agreements with the following:
     AIG Global Investment Corp. ("AIGGIC")--sub-adviser for the Asset
        Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.
     AIG SunAmerica Asset Management Corp.--sub-adviser for the Growth & Income
        Fund, Large Cap Growth Fund and Money Market I Fund.
     American Century Investment Management, Inc.--sub-adviser for the Income &
        Growth Fund and International Growth I Fund.
     Founders Asset Management LLC--co-sub-adviser for approximately 50% of the
        Small Cap Fund.
     Putnam Investment Management LLC--sub-adviser for the Growth Fund and Value Fund.
     T. Rowe Price Associates, Inc.--sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund and for approximately 50% of the Small Cap Fund.
     WM Advisors, Inc.--sub-adviser for approximately 50% of the Core Equity
        Fund.
     Wellington Management Company, LLP--co-sub-adviser for approximately 50% of the Core Equity Fund.

The sub-advisers are compensated for their services by VALIC.

 Effective October 1, 2001, the Series entered into an Administrative Services Agreement with AIG SunAmerica Asset Management Corp. ("SAAMCo"). SAAMCo receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC I. During the period ended May 31, 2004, the Series accrued $8,013,037 for accounting and administrative services.

                                                                            105
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



 Effective October 17, 2000, VC I entered into an amended Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended May 31, 2004, the Series incurred $105,380 in transfer agency and services fees.

 On January 23, 2001, the Board of Directors approved a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors.

 The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. As of May 31, 2004, VC I had a retirement plan liability to its independent directors totaling $2,000,087 which is included in Trustees fee and expenses on the Statement of Assets and Liabilities. During the period ending May 31, 2004, a total of $55,846 was paid to retired directors.

 At May 31, 2004, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

            Fund                                VALIC  AIGAIC  AGL
            ---------------------------------- ------  ------ -----
            Asset Allocation Fund.............  99.97%    --      *
            Blue Chip Growth Fund.............  99.96%    --      *
            Capital Conservation Fund......... 100.00%    --     --
            Core Equity Fund.................. 100.00%    --     --
            Government Securities Fund........  87.89% 12.11%    --
            Growth & Income Fund..............  92.99%  7.01%    --
            Growth Fund.......................  89.38% 10.62%    --
            Health Sciences Fund.............. 100.00%    --     --
            Income & Growth Fund.............. 100.00%    --     --
            International Equities Fund.......  96.94%     *      *
            International Government Bond Fund 100.00%    --     --
            International Growth I Fund....... 100.00%    --     --
            Large Cap Growth Fund............. 100.00%    --     --
            Mid Cap Index Fund................  97.78%    --      *
            Money Market I Fund...............  78.20%     *  20.49%
            Nasdaq-100(R) Index Fund..........  95.60%    --      *
            Science & Technology Fund.........  99.73%     *      *
            Small Cap Fund.................... 100.00%    --     --
            Small Cap Index Fund..............  98.89%    --     --
            Social Awareness Fund............. 100.00%    --     --
            Stock Index Fund..................  94.51%     *      *
            Value Fund........................ 100.00%    --     --

--------
*  Less than 5% ownership.

 As disclosed in the schedule of investments, certain funds own common stock issued by AIG or an affiliate thereof. During the period ended May 31, 2004, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:











                                                             Market Value                       Realized   Unrealized
Fund                          Security               Income   at 5/31/03  Purchases   Sales    Gain (Loss) Gain (Loss)
---------------- ---------------------------------- -------- ------------ --------- ---------- ----------- -----------
Asset Allocation American International Group, Inc. $  6,109 $ 1,459,734  $  1,733  $       --  $     --   $   389,358
Blue Chip Growth American International Group, Inc.      726     173,640        --          --        --        46,260
Core Equity..... American International Group, Inc.   28,711   6,874,697        --   1,082,109   105,687     1,686,443
Growth & Income. American International Group, Inc.    7,184   1,750,870        --     201,130   168,505       301,170
Small Cap Index. 21st Century Insurance Group            775          --   165,233          --        --       (13,245)
Social Awareness American International Group, Inc.   10,203   2,440,221        --          --        --       650,107
Stock Index..... American International Group, Inc.  256,848  61,092,340   800,241   1,150,901   983,404    15,415,836

                 Market Value
Fund              at 5/31/04
---------------- ------------
Asset Allocation $ 1,850,825
Blue Chip Growth     219,900
Core Equity.....   7,584,718
Growth & Income.   2,019,415
Small Cap Index.     151,988
Social Awareness   3,090,328
Stock Index.....  77,140,920

 During the period, the following funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

                                           Growth & Income Income & Growth International Growth I Large Cap Growth I
                                                Fund            Fund                Fund                 Fund
                                           --------------- --------------- ---------------------- ------------------
J.P. Morgan Securities, Inc...............     $   --            $23              $101,134              $   --
J.P. Morgan Securities, Ltd...............         --             --                 3,601                  --
J.P. Morgan Securities (HK), Ltd..........         --             --                 4,498                  --
J.P. Morgan Securities (Asia Pacific) Ltd.         --             --                 1,115                  --
Blaylock & Partners, LP...................      1,000             --                    --               6,000

106
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



 On June 26, 2002, T. Rowe Price, the sub-adviser for the Health Sciences Fund wrote 131 call options on Amgen, Inc. and on June 27, 2002, T. Rowe Price wrote an additional 24 call options on Amgen, Inc. The 155 total call options written on Amgen, Inc. represented 15,500 shares of Amgen, Inc. common stock. On June 27, 2002, the Fund held 15,300 shares of Amgen, Inc. common stock, resulting in 2 written call option contracts (200 underlying shares) being uncovered. The Fund has an investment restriction that states the Fund may only write covered call options. On July 12, 2002, T. Rowe Price purchased 2 call options, offsetting the 2 written call options that were uncovered, resulting in a gain of $103 to the Fund.

 On June 27, 2002 and January 8, 2003, AIGGIC the sub-adviser of the Asset Allocation Fund, purchased Republic of Poland 6.25% and Republic of Chile 5.50%, 1/15/2013 bonds, respectively. The Fund has an investment restriction that states the Fund may not make investments in emerging market countries. On June 28, 2002, AIGGIC sold Republic of Poland for a gain of $1,082 to the Fund. On January 15, 2003, AIGGIC sold Republic of Chile resulting in no gain or loss to the Fund.

 On May 8, 2003, AIGGIC, the sub-adviser for the Asset Allocation Fund, purchased British Sky Broadcasting Group, PLC 6.88% bonds with a rating of Ba1/BB+. The Fund has an investment restriction that states the Fund may not make investments in bonds rated lower than Baa3/BBB-. On May 28, 2003, AIGGIC sold the security at a gain of $24 to the Fund.

 On September 17, 2002, AIGGIC, the sub-adviser for the Asset Allocation Fund, purchased United Mexican States Bonds. The Fund is prohibited from purchasing any securities of emerging market countries. On April 30, 2004, AIGGIC sold the position it held in this security, resulting in a gain of $7,482.

 On June 2, 2003, AIGGIC, the sub-adviser for the Asset Allocation Fund and the Capital Conservation Fund, purchased Korea Republic Bonds. The Funds are prohibited from purchasing any securities of emerging market countries. On June 3, 2003, AIGGIC sold the positions held in this security, resulting in a gain of $180 and $283 for the Asset Allocation Fund and the Capital Conservation Fund, respectively.

 On March 11, 2004, AIGGIC, the sub-adviser for the Asset Allocation Fund and the Capital Conservation Fund, purchased Empresa Nacional Del Petroleo Bonds. The Funds are prohibited from purchasing any securities of emerging market countries. On March 16, 2004, AIGGIC sold the positions held in this security, resulting in a loss of $175 and $249 for the Asset Allocation Fund and the Capital Conservation Fund, respectively.

Note 4 -- Investment Activity

 During the period ended May 31, 2004, the cost of purchases and proceeds from sales and maturities of securities, excluding short term and U.S. government and government agency obligation securities, were as follows:

                                           Cost of     Proceeds from
                                          Securities  Securities Sold
           Fund                           Purchased     or Matured
           ----------------------------- ------------ ---------------
           Asset Allocation............. $ 71,734,387  $ 72,551,765
           Blue Chip Growth.............   22,028,958    10,191,166
           Capital Conservation.........   77,820,332    76,392,326
           Core Equity..................  161,587,566   205,035,520
           Government Securities........   16,635,747    17,028,246
           Growth & Income..............  307,507,727   325,793,459
           Growth.......................    3,975,625     3,893,235
           Health Sciences..............   96,462,637    45,875,543
           Income & Growth..............  157,225,776   163,499,436
           International Equities.......  105,957,254    14,432,777
           International Government Bond  131,570,632   141,942,922
           International Growth I.......  607,790,862   641,351,008
           Large Cap Growth.............  613,337,079   689,603,819
           Mid Cap Index................  332,972,840   144,542,070
           Nasdaq-100 Index.............   37,582,403    10,155,462
           Science & Technology.........  769,877,327   743,448,368
           Small Cap....................  380,483,865   441,977,871
           Small Cap Index..............  205,625,641    51,353,962
           Social Awareness.............  284,923,620   298,403,484
           Stock Index..................  131,300,439   115,580,062
           Value........................    6,155,904     4,641,708

 The cost of purchases and proceeds from sales of U.S. government and government agency obligations were:

                                           Cost of     Proceeds from
                                          Securities  Securities Sold
           Fund                           Purchased     or Matured
           ----------------------------- ------------ ---------------
           Asset Allocation............. $ 52,499,376  $ 38,558,803
           Capital Conservation.........   77,936,686    63,807,660
           Government Securities........  260,088,433   274,494,945
           International Government Bond   40,818,661    43,593,662

                                                                            107
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



 Transactions in call and put options written during the period ended May 31, 2004 for the Health Sciences Fund and Value Fund were as follows:

                                          Written Options
                             ----------------------------------------
                              Health Sciences Fund      Value Fund
                             ---------------------  -----------------
                             Number of   Premiums   Number of Premiums
                             Contracts   Received   Contracts Received
                             --------- -----------  --------- --------
         Beginning of period    3,030  $   803,937     --      $  --
         Written............   24,781    7,181,065      5        122
         Closed.............  (18,962)  (5,179,696)    --         --
         Exercised..........     (707)    (120,128)    --         --
         Expired............   (1,938)    (345,431)    (5)      (122)
                             ----------------------------------------
         End of period......    6,204  $ 2,339,747     --      $  (0)
                             --------- -----------  --------- --------

 Open call option contracts written at May 31, 2004 for the Health Sciences Fund were as follows:

                                                                                                   Unrealized
                                              Contract Strike Number of Premiums Market Value at  Appreciation
Issue                                          Month   Price  Contracts Received  May 31, 2004   (Depreciation)
--------------------------------------------- -------- ------ --------- -------- --------------- --------------
Alexion Pharmaceuticals, Inc.................  Nov-04  $  25      156   $ 48,578    $ 21,060       $  27,518
AmerisourceBergen Corp.......................  Nov-04     65       30      6,368       6,900            (532)
Amgen, Inc...................................  Oct-04     65      180     33,494      11,700          21,794
Amgen, Inc...................................  Jul-04     60       60     13,320       2,700          10,620
Anthem, Inc..................................  Sep-04    100      120     17,716      16,200           1,516
Biogen, Inc..................................  Oct-04     70       90     25,711      25,200             511
Cardinal Health, Inc.........................  Jun-04     65       27      6,387       9,450          (3,063)
Cardinal Health, Inc.........................  Sep-04     70       92     25,023      26,680          (1,657)
Cephalon, Inc................................  Nov-04     70      153     26,426       9,180          17,246
Cephalon, Inc................................  Jan-05     70      119     21,943      12,495           9,448
CV Therapeutics, Inc.........................  Jul-04   17.5       41      4,592         820           3,772
Dade Behring Holdings, Inc...................  Aug-04     50       96     11,717      10,560           1,157
Eli Lilly & Co...............................  Jul-04     75       91     16,946      15,470           1,476
Eli Lilly & Co...............................  Oct-04     80      116     18,791      19,140            (349)
Forest Laboratories, Inc.....................  Aug-04     70      124     12,049      21,700          (9,651)
Gilead Sciences, Inc.........................  Aug-04     70       89     11,876      22,250         (10,374)
Gilead Sciences, Inc.........................  Nov-04     70      120     32,135      56,400         (24,265)
Guidant Corp.................................  Jul-04     60      121     10,103      10,285            (182)
ImClone Systems, Inc.........................  Aug-04     45       56     27,571     168,000        (140,429)
ImClone Systems, Inc.........................  Nov-04     75      119     25,934     123,760         (97,826)
ImClone Systems, Inc.........................  Jun-04     85      119     24,302      13,090          11,212
ImClone Systems, Inc.........................  Nov-04     90      121     46,762      62,920         (16,158)
ImClone Systems, Inc.........................  Aug-04     80       89     36,421      49,840         (13,419)
Johnson & Johnson............................  Jul-04     55      120     12,936      20,400          (7,464)
Martek Biosciences Corp......................  Jun-04     65       28     10,303       6,440           3,863
MedImmune, Inc...............................  Jun-04   27.5        9        873         135             738
Medtronic, Inc...............................  Aug-04   47.5       90     13,230      21,150          (7,920)
Neurocrine Biosciences, Inc..................  Aug-04     65       29     18,994       3,625          15,369
NPS Pharmaceuticals, Inc.....................  Nov-04     35      121     14,157       7,260           6,897
Omnicare, Inc................................  Dec-04     45       15      1,842       4,200          (2,358)
Onyx Pharmaceuticals, Inc....................  Jan-05     60       60     32,641      30,600           2,041
OSI Pharmaceuticals, Inc.....................  Jun-04     85       54     14,860      22,680          (7,820)
Pfizer, Inc..................................  Jun-04   37.5      157     15,228       1,570          13,658
Pfizer, Inc..................................  Jan-05   37.5      175     29,224      28,000           1,224
Protein Design Labs, Inc.....................  Aug-04   22.5       57      8,392       5,130           3,262
Taro Pharmaceutical Industries, Ltd., Class A  Oct-04     50       87      8,957      15,660          (6,703)
Trimeris, Inc................................  Jul-04     15       91     10,253       8,190           2,063
UnitedHealth Group, Inc......................  Sep-04     70      120     16,440      19,800          (3,360)
Wyeth........................................  Oct-04     40      121     11,313      12,705          (1,392)
Wyeth........................................  Jan-05     40      242     39,709      43,560          (3,851)
                                              ----------------------------------------------------------------
                                                                3,905   $763,517    $966,905       $(203,388)
                                              ----------------------------------------------------------------

108
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED



  Open put option contracts written at May 31, 2004 for the Health Sciences Fund were as follows:

                                                                                             Unrealized
                                      Contract Strike Number of  Premiums  Market Value at  Appreciation
Issue                                  Month   Price  Contracts  Received   May 31, 2004   (Depreciation)
------------------------------------- -------- ------ --------- ---------- --------------- --------------
Amgen, Inc...........................  Jul-04  $  60       36   $   13,092   $   20,520       $ (7,428)
Amylin Pharmaceuticals, Inc..........  Jan-05   22.5       50       18,567       19,000           (433)
Andrx Corp...........................  Jan-05     30       68       44,674       36,040          8,634
Angiotech Pharmaceuticals, Inc.......  Sep-04     25       60       21,099       25,200         (4,101)
Anthem, Inc..........................  Jan-05     90       60       48,440       49,800         (1,360)
Anthem, Inc..........................  Sep-04     90       66       37,693       39,600         (1,907)
Becton, Dickinson and Co.............  Sep-04     55       92       68,359       51,520         16,839
Biogen, Inc..........................  Oct-04     60       58       54,913       26,100         28,813
Boston Scientific Corp...............  Jan-05   42.5       28       13,355        9,800          3,555
Boston Scientific Corp...............  Jan-05     45       44       19,273       21,560         (2,287)
Caremark Rx, Inc.....................  Jan-05     40       61       44,326       56,730        (12,404)
Celgene Corp.........................  Jan-05     45       58       45,563       17,980         27,583
Celgene Corp.........................  Jan-05     50       36       30,043       43,920        (13,877)
Cephalon, Inc........................  Nov-04     50       22        8,414        6,820          1,594
Elan PLC ADR.........................  Jan-06     25       42       36,427       32,340          4,087
Elan PLC ADR.........................  Jan-05     25       48       33,387       36,960         (3,573)
Eli Lilly & Co.......................  Oct-04     60       26        7,465        2,600          4,865
Eli Lilly & Co.......................  Jul-04     75       18        7,056        5,580          1,476
Fisher Scientific International, Inc.  Sep-04     55       58       29,565       15,080         14,485
Forest Laboratories, Inc.............  Jan-05     55       31       12,497        8,990          3,507
Genentech, Inc.......................  Jan-05   57.5      142      120,237       79,520         40,717
Genentech, Inc.......................  Jan-05   62.5       24       17,604       19,680         (2,076)
Guidant Corp.........................  Jan-05     55       34       15,218       19,720         (4,502)
HCA, Inc.............................  Jan-05     40       50       18,698       20,500         (1,802)
ImClone Systems, Inc.................  Aug-04     50       35       23,044        2,275         20,769
ImClone Systems, Inc.................  Jan-05     55       35       28,733       14,000         14,733
ImClone Systems, Inc.................  Jan-05     60       48       43,302       25,920         17,382
ImClone Systems, Inc.................  Nov-04     65       44       28,967       25,960          3,007
ImClone Systems, Inc.................  Nov-04     70       30       30,525       24,000          6,525
ImClone Systems, Inc.................  Aug-04     70       30       22,718       16,200          6,518
ImClone Systems, Inc.................  Nov-04     75       12       13,524       12,720            804
Invitrogen Corp......................  Jan-05     70       52       49,907       45,760          4,147
IVAX Corp............................  Jan-05     25       18        7,866        5,760          2,106
King Pharmaceuticals, Inc............  Jan-05     25       54       44,277       63,720        (19,443)
Medicines Co.........................  Oct-04     35       24       12,707       13,440           (733)
Medtronic, Inc.......................  Jan-05     50       18        7,146        8,280         (1,134)
MGI Pharma, Inc......................  Jan-05     60       23       26,117       19,550          6,567
MGI Pharma, Inc......................  Jan-05     65       57       58,589       63,840         (5,251)
Nektar Therapeutics..................  Aug-04   22.5       40       18,020       14,400          3,620
Nektar Therapeutics..................  Aug-04     25       40       25,359       20,800          4,559
Nektar Therapeutics..................  Nov-04     25       47       28,018       30,080         (2,062)
OSI Pharmaceuticals, Inc.............  Jan-05     80       27       44,007       10,800         33,207
OSI Pharmaceuticals, Inc.............  Jun-04     85       22       20,614       14,960          5,654
Pfizer, Inc..........................  Jun-04   37.5       48        6,816       10,800         (3,984)
Protein Design Labs, Inc.............  Aug-04   22.5       36       11,907       13,680         (1,773)
Quest Diagnostics, Inc...............  Aug-04     90       30       31,454       18,900         12,554
St. Jude Medical, Inc................  Oct-04     70       29       13,438        8,265          5,173
Sepracor, Inc........................  Jan-05     50       65       62,190       64,350         (2,160)
Sepracor, Inc........................  Jan-05     55       76       88,773      102,600        (13,827)
Stryker Corp.........................  Sep-04     45       24        7,411        1,080          6,331
Triad Hospitals, Inc.................  Jan-05     40       29       20,613       18,850          1,763
UnitedHealth Group, Inc..............  Sep-04     65       42       18,534       13,860          4,674
Waters Corp..........................  Nov-04     40       29        8,053        3,190          4,863
Wyeth................................  Jan-05     35       23        7,636        7,130            506
                                      ------------------------------------------------------------------
                                                        2,299   $1,576,230   $1,360,730       $215,500
                                      ------------------------------------------------------------------

                                                                            109
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED



Note 5 -- Federal Income Taxes

 The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at May 31, 2004.

  The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2004.

                               Identified Cost     Gross         Gross     Net Unrealized
                               of Investments    Unrealized    Unrealized   Appreciation
Fund                                Owned       Appreciation  Depreciation (Depreciation)
------------------------------ --------------- -------------- ------------ --------------
Asset Allocation.............. $  174,244,488  $   24,435,388 $  6,774,051 $   17,661,337
Blue Chip Growth..............     37,211,963       5,207,287    1,561,524      3,645,763
Capital Conservation..........     78,979,512         256,104    1,665,887     (1,409,783)
Core Equity...................    595,759,652      64,637,807   59,740,400      4,897,407
Government Securities.........    148,078,884         174,813    3,235,351     (3,060,538)
Growth & Income...............    178,193,725      13,939,663    3,934,458     10,005,205
Growth........................      4,345,017         588,520      306,806        281,714
Health Sciences...............    171,150,853      30,229,344    9,443,485     20,785,859
Income & Growth...............    236,557,795      25,390,389   15,470,780      9,919,609
International Equities........    215,577,153      20,103,535   17,074,074      3,029,461
International Government Bond*    134,870,410       9,088,821    2,543,641      6,545,180
International Growth I........    443,757,072      43,490,143    4,857,880     38,632,263
Large Cap Growth..............    411,546,053      41,308,821    8,054,414     33,254,407
Mid Cap Index.................  1,602,811,530     348,063,990  171,841,217    176,222,773
Money Market I................    458,040,199              --           --             --
NASDAQ-100 Index..............     90,386,687      13,646,700    6,614,437      7,032,263
Science & Technology..........  1,456,811,229     215,203,194  161,567,561     53,635,633
Small Cap.....................    646,761,452     114,891,183   41,163,392     73,727,791
Small Cap Index...............    541,192,207      89,652,690   40,268,167     49,384,523
Social Awareness..............    389,127,497      39,644,111   17,037,433     22,606,678
Stock Index...................  3,092,064,720   1,656,984,512  425,913,936  1,231,070,576
Value.........................     13,453,069       1,678,017      588,872      1,089,145

 The tax character of distributions paid during the year ended May 31, 2004 was as follows:

                                         Distributable Earnings               Tax Distributions
                               ------------------------------------------  -----------------------
                                          Long-term Gains/
                                            Capital Loss     Unrealized                 Long-Term
                                Ordinary   Carryover And    Appreciation    Ordinary     Capital
Fund                             Income     Other Losses   (Depreciation)    Income       Gains
------------------------------ ---------- ---------------- --------------  ----------- -----------
Asset Allocation.............. $2,896,165 $     4,453,768  $   17,661,332  $ 3,159,113 $ 1,672,519
Blue Chip Growth..............      2,815      (3,401,843)      3,645,740           --          --
Capital Conservation..........    305,909         283,389      (1,409,783)   2,580,002     931,395
Core Equity...................    223,975    (191,325,936)      4,897,407    5,424,008          --
Government Securities.........    224,613      (2,653,795)     (3,060,538)   8,907,593   6,896,250
Growth & Income...............     61,206     (39,031,288)     10,005,205    1,044,004          --
Growth........................         --      (3,155,467)        281,714           --          --
Health Sciences...............         --       4,219,015      20,798,223           --          --
Income & Growth...............    121,725     (38,313,614)      9,919,609    3,454,005          --
International Equities........    524,056     (12,221,126)      2,888,262    2,726,004          --
International Government Bond*  2,778,826       4,120,946       6,524,288           --          --
International Growth I........    637,314    (212,280,570)     38,654,838    3,050,011          --
Large Cap Growth..............         --    (353,601,225)     33,254,407           --          --
Mid Cap Index.................  6,835,898      24,865,081     176,222,773   11,373,016  11,002,160
Money Market I................    110,394              --              --    2,453,053          --
Nasdaq-100(R) Index...........         --      (7,577,105)      7,032,263           --          --
Science & Technology..........         --  (1,716,805,264)     53,638,197           --          --
Small Cap.....................         --    (109,843,586)     73,727,791           --          --
Small Cap Index...............         --        (559,165)     49,384,523    2,815,367     405,635
Social Awareness..............     60,830     (44,356,440)     22,606,678    3,504,007          --
Stock Index...................  3,501,972      60,013,765   1,231,070,576   56,550,544  11,718,422
Value.........................      3,296        (677,496)      1,089,145      131,002          --

*The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2003.

110
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED



 The tax character of distributions paid during the year ended May 31, 2003 was as follows:

                                           Distributions paid from:
                                 --------------------------------------------
                                  Ordinary   Net Long Term   Total Taxable
   Fund                            Income    Capital Gains Distributions Paid
   ----------------------------- ----------- ------------- ------------------
   Asset Allocation............. $ 3,974,959  $        --     $  3,974,959
   Blue Chip Growth.............          --           --               --
   Capital Conservation.........   3,172,002           --        3,172,002
   Core Equity..................   6,153,017           --        6,153,017
   Government Securities........   6,603,003    1,128,550        7,731,553
   Growth & Income..............   1,435,004           --        1,435,004
   Growth.......................          --           --               --
   Health Sciences..............          --           --               --
   Income & Growth..............   2,693,004           --        2,693,004
   International Equities.......     930,002           --          930,002
   International Government Bond          --      671,332          671,332
   International Growth I.......   6,113,264           --        6,113,264
   Large Cap Growth.............     253,510           --          253,510
   Mid Cap Index................   6,863,215   33,800,632       40,663,847
   Money Market I...............   5,987,391           --        5,987,391
   Nasdaq-100(R) Index..........          --           --               --
   Science & Technology.........          --           --               --
   Small Cap....................          --           --               --
   Small Cap Index..............   1,695,206           --        1,695,206
   Social Awareness.............   9,873,151      971,157       10,844,308
   Stock Index..................  46,820,984   83,682,769      130,503,753
   Value........................     109,752           --          109,752

 As of May 31, 2004, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                                       Capital Loss Carryforward
                         -----------------------------------------------------
  Fund                       2009          2010          2011         2012
  ---------------------- ------------ -------------- ------------ ------------
  Blue Chip Growth...... $    286,401 $      923,745 $  1,819,232 $    371,470
  Core Equity...........    8,056,634     72,344,700   78,196,502   32,639,490
  Government Securities.           --             --           --    1,250,061
  Growth & Income.......           --      2,765,773   36,265,515           --
  Growth................       94,520      1,948,139      957,898      154,910
  Income and Growth.....    6,499,730     12,061,537   19,509,810      242,537
  International Equities           --      4,686,263    7,213,803      318,652
  International Growth..   45,957,957     75,705,853   90,616,760           --
  Large Cap Growth......  172,559,689     77,415,024  102,053,141    1,573,371
  Nasdaq 100 Index......       24,628      1,657,023    3,340,356      637,691
  Science and Tech......           --  1,129,687,430  404,504,281  171,964,888
  Small Cap.............   25,572,019     21,825,390   62,446,177           --
  Social Awareness......           --             --   43,322,372    1,034,068
  Value.................           --             --      213,168      464,330

 During the year ending May 31, 2004, the Growth & Income Fund, International Growth Fund and Small Cap Fund utilized $ 703,245, $48,636,862, and $31,897,648 respectively, of capital loss carryforwards to offset current year capital gains.

 Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2004, the Funds elected to defer capital losses as follows :

                             Deferred Post-October Deferred Post-October
       Fund                      Capital Loss          Currency Loss
       --------------------- --------------------- ---------------------
       Blue Chip Growth.....      $        --             $   995
       Core Equity..........           88,610                  --
       Government Securities        1,403,734                  --
       Nasdaq 100 Index.....        1,917,407                  --
       Science & Technology.       10,624,856              23,809
       Small Cap Index......          559,165                  --

                                                                            111
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



Note 6 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                          Asset Allocation
                        ----------------------------------------------------
                           For the year ended         For the year ended
                              May 31, 2004               May 31, 2003
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  2,859,155  $ 34,530,726    2,387,295  $  24,908,488
Reinvested dividends...    404,357     4,831,632      375,810      3,974,959
Shares redeemed........ (2,098,423)  (24,993,908)  (4,003,456)   (41,707,657)
                        ----------  ------------  -----------  -------------
Net increase (decrease)  1,165,089  $ 14,368,450   (1,240,351) $ (12,824,210)
                        ==========  ============  ===========  =============

                                        Capital Conservation
                        ----------------------------------------------------
                           For the year ended         For the year ended
                              May 31, 2004               May 31, 2003
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  2,571,565  $ 25,215,974    5,371,855  $  52,329,360
Reinvested dividends...    361,076     3,511,397      325,995      3,172,002
Shares redeemed........ (3,720,187)  (36,434,331)  (4,183,787)   (40,797,909)
                        ----------  ------------  -----------  -------------
Net increase (decrease)   (787,546) $ (7,706,960)   1,514,063  $  14,703,453
                        ==========  ============  ===========  =============

                                        Government Securities
                        ----------------------------------------------------
                           For the year ended         For the year ended
                              May 31, 2004               May 31, 2003
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  2,372,611  $ 24,830,193   11,858,793  $ 129,261,715
Reinvested dividends...  1,558,214    15,803,843      706,223      7,731,553
Shares redeemed........ (6,862,613)  (72,260,999)  (7,722,626)   (84,486,909)
                        ----------  ------------  -----------  -------------
Net increase (decrease) (2,931,788) $(31,626,963)   4,842,390  $  52,506,359
                        ==========  ============  ===========  =============

                                               Growth
                        ----------------------------------------------------
                           For the year ended         For the year ended
                              May 31, 2004               May 31, 2003
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............    388,158  $  1,766,431      579,383  $   2,312,993
Reinvested dividends...         --            --           --             --
Shares redeemed........   (355,988)   (1,642,136)    (475,026)    (1,879,378)
                        ----------  ------------  -----------  -------------
Net increase (decrease)     32,170  $    124,295      104,357  $     433,615
                        ==========  ============  ===========  =============

                                           Income & Growth
                        ----------------------------------------------------
                           For the year ended         For the year ended
                              May 31, 2004               May 31, 2003
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  3,039,922  $ 26,092,791   13,119,440  $  92,216,684
Reinvested dividends...    397,862     3,454,005      371,125      2,693,004
Shares redeemed........ (4,101,694)  (35,743,452) (15,145,877)  (106,576,794)
                        ----------  ------------  -----------  -------------
Net increase (decrease)   (663,910) $ (6,196,656)  (1,655,312) $ (11,667,106)
                        ==========  ============  ===========  =============

                                    International Government Bond
                        ----------------------------------------------------
                           For the year ended         For the year ended
                              May 31, 2004               May 31, 2003
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  4,284,673  $ 59,075,891    9,482,975  $ 116,561,445
Reinvested dividends...    559,383     7,718,196       55,805        671,332
Shares redeemed........ (5,476,843)  (75,123,369)  (7,394,437)   (91,152,062)
                        ----------  ------------  -----------  -------------
Net increase (decrease)   (632,787) $ (8,329,282)   2,144,343  $  26,080,715
                        ==========  ============  ===========  =============

                                           Blue Chip Growth
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   3,124,717  $  23,423,308    3,022,001  $  18,660,500
Reinvested dividends...          --             --           --             --
Shares redeemed........  (1,503,449)   (11,567,695)  (2,290,338)   (13,978,057)
                        -----------  -------------  -----------  -------------
Net increase (decrease)   1,621,268  $  11,855,613      731,663  $   4,682,443
                        ===========  =============  ===========  =============

                                              Core Equity
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   3,898,476  $  43,982,569   17,855,112  $ 165,958,192
Reinvested dividends...     481,907      5,424,008      644,267      6,153,017
Shares redeemed........  (8,620,130)   (97,674,666) (24,816,764)  (231,083,991)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (4,239,747) $ (48,268,089)  (6,317,385) $ (58,972,782)
                        ===========  =============  ===========  =============

                                            Growth & Income
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   2,071,683  $  25,681,775    4,476,353  $  47,495,850
Reinvested dividends...      83,391      1,044,004      130,918      1,435,004
Shares redeemed........  (3,594,549)   (45,739,119)  (6,350,559)   (67,871,091)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (1,439,475) $ (19,013,340)  (1,743,288) $ (18,940,237)
                        ===========  =============  ===========  =============

                                            Health Sciences
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   8,599,527  $  78,688,626    7,374,509  $  50,807,902
Reinvested dividends...          --             --           --             --
Shares redeemed........  (3,019,602)   (27,290,979)  (4,672,098)   (31,757,288)
                        -----------  -------------  -----------  -------------
Net increase (decrease)   5,579,925  $  51,397,647    2,702,411  $  19,050,614
                        ===========  =============  ===========  =============


                                        International Equities
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............  76,742,548  $ 477,377,588   71,854,370  $ 378,590,730
Reinvested dividends...     411,166      2,726,004      170,093        930,002
Shares redeemed........ (63,681,224)  (390,438,029) (70,759,366)  (375,633,057)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  13,472,490  $  89,665,563    1,265,097  $   3,887,675
                        ===========  =============  ===========  =============

                                        International Growth I
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............  17,229,389  $ 116,360,963   23,905,095  $ 139,848,350
Reinvested dividends...     437,063      3,050,011    1,019,156      6,113,264
Shares redeemed........ (22,481,382)  (155,094,813) (28,539,692)  (169,089,011)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (4,814,930) $ (35,683,839)  (3,615,441) $ (23,127,397)
                        ===========  =============  ===========  =============

112
                                      \
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



                                             Large Cap Growth
                        ----------------------------------------------------------
                             For the year ended            For the year ended
                                May 31, 2004                  May 31, 2003
                        ---------------------------  -----------------------------
                           Shares         Amount        Shares          Amount
                        ------------  -------------  ------------  ---------------
Shares sold............    6,042,694  $  36,012,253    37,554,968  $   187,001,605
Reinvested dividends...           --             --        48,824          253,510
Shares redeemed........  (14,653,870)   (89,702,311)  (43,186,199)    (215,883,192)
                        ------------  -------------  ------------  ---------------
Net increase (decrease)   (8,611,176) $ (53,690,058)   (5,582,407) $   (28,628,077)
                        ============  =============  ============  ===============

                                              Money Market I
                        ----------------------------------------------------------
                             For the year ended            For the year ended
                                May 31, 2004                  May 31, 2003
                        ---------------------------  -----------------------------
                           Shares         Amount        Shares          Amount
                        ------------  -------------  ------------  ---------------
Shares sold............  754,255,042  $ 754,255,038   777,753,185  $   777,753,185
Reinvested dividends...    2,453,049      2,453,053     5,987,391        5,987,391
Shares redeemed........ (827,447,836)  (827,447,836) (993,429,130)    (993,429,130)
                        ------------  -------------  ------------  ---------------
Net increase (decrease)  (70,739,745) $ (70,739,745) (209,688,554) $  (209,688,554)
                        ============  =============  ============  ===============

                                           Science & Technology
                        ----------------------------------------------------------
                             For the year ended            For the year ended
                                May 31, 2004                  May 31, 2003
                        ---------------------------  -----------------------------
                           Shares         Amount        Shares          Amount
                        ------------  -------------  ------------  ---------------
Shares sold............   17,697,448  $ 184,687,555    55,377,053  $   428,987,049
Reinvested dividends...           --             --            --               --
Shares redeemed........  (19,857,668)  (211,847,284)  (55,379,511)    (425,812,281)
                        ------------  -------------  ------------  ---------------
Net increase (decrease)   (2,160,220) $ (27,159,729)       (2,458) $     3,174,768
                        ============  =============  ============  ===============

                                              Small Cap Index
                        ----------------------------------------------------------
                             For the year ended            For the year ended
                                May 31, 2004                  May 31, 2003
                        ---------------------------  -----------------------------
                           Shares         Amount        Shares          Amount
                        ------------  -------------  ------------  ---------------
Shares sold............   16,019,398  $ 210,102,617    11,034,579  $   104,101,327
Reinvested dividends...      235,095      3,221,002       178,004        1,695,206
Shares redeemed........   (6,248,928)   (81,720,275)   (8,274,642)     (77,540,641)
                        ------------  -------------  ------------  ---------------
Net increase (decrease)   10,005,565  $ 131,603,344     2,937,941  $    28,255,892
                        ============  =============  ============  ===============

                                                Stock Index
                        ----------------------------------------------------------
                             For the year ended            For the year ended
                                May 31, 2004                  May 31, 2003
                        ---------------------------  -----------------------------
                           Shares         Amount        Shares          Amount
                        ------------  -------------  ------------  ---------------
Shares sold............   16,514,234  $ 485,330,548    40,847,713  $   994,359,859
Reinvested dividends...    2,295,720     68,268,966     5,243,133      130,499,264
Shares redeemed........  (17,994,542)  (533,745,186)  (45,160,376)  (1,099,501,154)
                        ------------  -------------  ------------  ---------------
Net increase (decrease)      815,412  $  19,854,328       930,470  $    25,357,969
                        ============  =============  ============  ===============

                                             Mid Cap Index
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............  17,703,035  $ 322,337,800   21,747,431  $ 307,316,826
Reinvested dividends...   1,196,733     22,375,176    2,830,456     40,663,847
Shares redeemed........  (8,916,379)  (163,532,506) (18,529,208)  (260,004,659)
                        -----------  -------------  -----------  -------------
Net increase (decrease)   9,983,389  $ 181,180,470    6,048,679  $  87,976,014
                        ===========  =============  ===========  =============

                                           NASDAQ-100 Index
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............  21,881,859  $  84,199,139   21,739,423  $  63,494,848
Reinvested dividends...          --             --           --             --
Shares redeemed........ (14,779,880)   (57,250,828) (13,955,096)   (40,188,959)
                        -----------  -------------  -----------  -------------
Net increase (decrease)   7,101,979  $  26,948,311    7,784,327  $  23,305,889
                        ===========  =============  ===========  =============

                                               Small Cap
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   5,057,854  $  46,117,368   12,941,491  $  90,175,186
Reinvested dividends...          --             --           --             --
Shares redeemed........ (12,561,816)  (117,588,273) (18,171,492)  (126,983,410)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (7,503,962) $ (71,470,905)  (5,230,001) $ (36,808,224)
                        ===========  =============  ===========  =============

                                           Social Awareness
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   2,164,907  $  37,752,447    7,228,949  $ 102,753,710
Reinvested dividends...     199,706      3,504,007      744,454     10,844,308
Shares redeemed........  (2,770,957)   (48,650,187)  (9,197,076)  (131,597,402)
                        -----------  -------------  -----------  -------------
Net increase (decrease)    (406,344) $  (7,393,733)  (1,223,673) $ (17,999,384)
                        ===========  =============  ===========  =============

                                                 Value
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2004                May 31, 2003
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............     531,336  $   5,008,530      547,357  $   4,371,190
Reinvested dividends...      13,386        131,002       13,915        109,752
Shares redeemed........    (387,546)    (3,648,630)    (390,524)    (3,104,687)
                        -----------  -------------  -----------  -------------
Net increase (decrease)     157,176  $   1,490,902      170,748  $   1,376,255
                        ===========  =============  ===========  =============

                                                                            113
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



Note 7 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the year ended May 31, 2004, the amount of expense reductions received by each fund were as follows:

                    Fund                 Expense Reductions
                    ----                 ------------------
                    Blue Chip Growth....      $  4,618
                    Core Equity.........        63,017
                    Growth..............         1,643
                    Health Sciences.....        29,213
                    Science & Technology       195,895

Note 8 -- Investment Concentration

 Capital Conservation Fund and Government Securities Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 42.65% and 50.79%, respectively, of their net assets invested in such securities.

 At the end of the period, the International Equities Fund and International Growth I Fund had 21.54%, and 18.79%, respectively, of its net assets invested in securities issued by the Government of Japan or Japanese companies. In addition, the International Growth I Fund and the International Equities Fund had 18.98% and 23.65% respectively, in securities issued by United Kingdom companies. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may consist of relatively more companies in certain industry sectors than others, (such as technology), the Fund's performance may be more susceptible to developments which effect those sectors emphasized by the Index.

Note 9 -- Commitments and Contingencies

 The Series and VALIC Company II have established a $85 million committed and $40 million uncommitted lines of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in miscellaneous expenses on the Statement of Operations. For the period ended May 31, 2004, the following funds had borrowings:







                                                        Average   Weighted
                                     Days     Interest    Debt    Average
                                  Outstanding Charges   Utilized  Interest
                                  ----------- -------- ---------- --------
      Growth & Income Fund.......     59       $9,186  $3,613,230   1.55%
      International Growth I Fund     10          773   1,805,859   1.54%
      Large Cap Growth Fund......     18        3,301   4,230,480   1.54%

 As of May 31, 2004, none of the Funds had outstanding borrowings.

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended May 31, 2004, none of the Funds participated in the program.

114
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



Note 10 -- Investment Holdings by Country

 As of May 31, 2004, the following represents investment holdings by country:

                              International Equities Fund International Growth I Fund
                              --------------------------  --------------------------
                              Percent of                  Percent of
                              Net Assets   Market Value   Net Assets   Market Value
 Country:                     ----------   ------------   ----------   ------------
 Australia...................     4.58%    $  9,342,270       2.78%    $ 10,665,513
 Austria.....................     0.26%         529,952       1.37%       5,259,825
 Belgium.....................     1.07%       2,181,528         --               --
 Bermuda.....................     0.12%         252,205       0.53%       2,035,897
 China.......................       --               --       0.65%       2,481,622
 Denmark.....................     0.70%       1,428,081         --               --
 Finland.....................     1.29%       2,631,934         --               --
 France......................     8.55%      17,423,840      12.84%      49,293,087
 Germany.....................     6.19%      12,605,695       6.10%      23,426,177
 Greece......................     0.44%         894,408       1.42%       5,456,593
 Hong Kong ..................     1.38%       2,809,595       0.66%       2,542,985
 Ireland.....................     0.77%       1,566,518       1.41%       5,406,945
 Italy.......................     3.47%       7,078,729       0.46%       1,770,502
 Japan.......................    21.54%      43,878,029      18.79%      72,147,270
 Korea.......................       --               --       3.22%      12,360,574
 Luxembourg..................     0.08%         165,243         --               --
 Netherlands.................     4.64%       9,454,350       1.57%       6,030,651
 New Zealand.................     0.19%         392,508         --               --
 Norway......................     0.46%         936,591       1.51%       5,794,361
 Portugal....................     0.32%         661,475         --               --
 Singapore...................     0.75%       1,519,989         --               --
 South Africa................       --               --       0.55%       2,104,065
 Spain.......................     3.33%       6,781,515       4.40%      16,893,696
 Sweden......................     2.20%       4,484,700       2.53%       9,719,044
 Switzerland.................     6.65%      13,556,245      10.13%      38,888,478
 Thailand....................       --               --       0.31%       1,182,649
 United Kingdom..............    23.65%      48,165,557      18.98%      72,859,323
 United States...............    14.65%      29,865,657      35.44%     136,070,078
                              ------------------------------------------------------
 Total investments...........   107.28%     218,606,614     125.65%     482,389,335
 Other assets and liabilities    (7.28)%    (14,838,983)    (25.65)%    (98,464,858)
                              ------------------------------------------------------
  Net assets.................   100.00%    $203,767,631     100.00%    $383,924,477
                              ------------------------------------------------------

Note 11 -- Subsequent Events

 At a meeting of the Board of Director's of VC I held on July 20, 2004, the Board approved changes to the management fee and expense limitations for certain funds. Therefore, effective August 1, 2004, the management fee for the International Growth I Fund and the Large Cap Growth Fund decreased from 1.00% to 0.95% and 0.95% to 0.85%, respectively. In addition, effective October 1, 2004, the Blue Chip Growth Fund and the Value Fund will have expense limitations of 1.10% and 1.30%, respectively. Also, effective October 1, 2004, the Money Market I Fund's expense limitation will change from 0.60% to 0.56%.

 Effective June 21, 2004, Oppenheimer Funds, Inc. will replace Putnam Investment Management, LLC as the sub-adviser for the Value Fund.

 Effective June 21, 2004, Franklin Portfolio Associates, LLC and American Century Investment Management, Inc. will replace Founders Asset Management LLC as the sub-adviser for the Small Cap Fund. T. Rowe Price Associates, Inc. will continue to manage a portion of the assets of the Small Cap Fund.

 On April 20, 2004, the Board of Directors approved the reorganization of the Growth Fund into the Blue Chip Growth Fund, subject to approval by the shareholders of the Growth Fund at a special meeting of shareholders to be held on or about August 26, 2004. If approved, the reorganization is scheduled to occur on or about August 27, 2004.

                                                                            115
                             FINANCIAL HIGHLIGHTS



                                                                               Asset Allocation Fund
                                                           ------------------------------------------------------------
                                                                                Year Ended May 31,
                                                           ------------------------------------------------------------
                                                                2004           2003         2002       2001      2000
                                                           --------       --------       --------   --------   --------

PER SHARE DATA
Net asset value at beginning of period.................... $  11.21       $  11.35       $  12.71   $  14.68   $  14.43
                                                           --------       --------       --------   --------   --------
Income (loss) from investment operations:
   Net investment income (loss)...........................     0.17/(e)/      0.25/(e)/      0.33       0.43       0.44
   Net realized and unrealized gain (loss) on securities       1.07          (0.12)         (1.03)     (0.79)      0.51
    and foreign currency related transactions............. --------       --------       --------   --------   --------
   Total income (loss) from investment operations.........     1.24           0.13          (0.70)     (0.36)      0.95
                                                           --------       --------       --------   --------   --------
Distributions from:
   Investment income......................................    (0.19)         (0.26)         (0.33)     (0.43)     (0.44)
   Realized gain on securities............................    (0.14)         (0.01)         (0.33)     (1.18)     (0.26)
                                                           --------       --------       --------   --------   --------
   Total distributions....................................    (0.33)         (0.27)         (0.66)     (1.61)     (0.70)
                                                           --------       --------       --------   --------   --------
Net asset value at end of period.......................... $  12.12       $  11.21       $  11.35   $  12.71   $  14.68
                                                           --------       --------       --------   --------   --------
TOTAL RETURN/(a)/.........................................    11.08%/(f)/     1.28%/(f)/    (5.57)%    (2.46)%     6.65%
                                                           --------       --------       --------   --------   --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..............     0.68%          0.72%          0.64%      0.58%      0.55%
Ratio of expenses to average net assets/(d)/..............     0.68%          0.72%          0.64%      0.58%      0.55%
Ratio of expense reductions to average net assets.........     0.00%          0.00%          0.00%      0.00%      0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/..................................     1.47%          2.36%          2.71%      3.10%      2.98%
Ratio of net investment income (loss) to
 average net assets/(d)/..................................     1.47%          2.36%             -          -          -
Portfolio turnover rate...................................       75%           112%            71%       112%       162%
Number of shares outstanding at end of period (000's).....   15,869         14,704         15,944     16,388     16,135
Net assets at end of period (000's)....................... $192,301       $164,757       $180,925   $208,369   $236,804

                                                                             Blue Chip Growth Fund
                                                           ----------------------------------------------------
                                                            Year Ended    Year Ended    Year Ended November 1, 2000*
                                                             May 31,       May 31,       May 31,          to
                                                               2004          2003          2002      May 31, 2001
                                                           ----------    ----------     ---------- -----------------

PER SHARE DATA
Net asset value at beginning of period....................  $  6.79       $  7.26        $  8.57        $ 10.00
                                                           ----------    ----------     ---------- -----------------
Income (loss) from investment operations:
   Net investment income (loss)...........................        -/(e)/    (0.01)/(e)/    (0.01)          0.02
   Net realized and unrealized gain (loss) on securities       1.10         (0.46)         (1.29)         (1.43)
    and foreign currency related transactions............. ----------    ----------     ---------- -----------------
   Total income (loss) from investment operations.........     1.10         (0.47)         (1.30)         (1.41)
                                                           ----------    ----------     ---------- -----------------
Distributions from:
   Investment income......................................        -             -          (0.01)         (0.02)
   Realized gain on securities............................        -             -              -              -
                                                           ----------    ----------     ---------- -----------------
   Total distributions....................................        -             -          (0.01)         (0.02)
                                                           ----------    ----------     ---------- -----------------
Net asset value at end of period..........................  $  7.89       $  6.79        $  7.26        $  8.57
                                                           ----------    ----------     ---------- -----------------
TOTAL RETURN/(a)/.........................................    16.20%        (6.47)%       (15.22)%       (14.14)%
                                                           ----------    ----------     ---------- -----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..............     1.07%         1.24%          1.15%          0.88%/(b)/
Ratio of expenses to average net assets/(d)/..............     1.07%         1.24%          1.15%          0.88%/(b)/
Ratio of expense reductions to average net assets.........     0.01%         0.03%          0.00%          0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/..................................    (0.02)%       (0.19)%        (0.17)%         0.31%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/..................................    (0.02)%       (0.19)%            -              -
Portfolio turnover rate...................................       30%           44%            39%            70%
Number of shares outstanding at end of period (000's).....    5,116         3,495          2,763          1,702
Net assets at end of period (000's).......................  $40,369       $23,728        $20,063        $14,592

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

116
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                                     Capital Conservation Fund
                                                                       -----------------------------------------------------
                                                                                         Year Ended May 31,
                                                                       -----------------------------------------------------
                                                                            2004          2003       2002     2001     2000
                                                                       -------        -------      -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period................................ $ 10.04        $  9.38      $  9.34  $  8.78  $  9.39
                                                                       -------        -------      -------  -------  -------
Income (loss) from investment operations:
   Net investment income (loss).......................................    0.28/(d)/      0.36/(d)/    0.52     0.58     0.62
   Net realized and unrealized gain (loss) on securities and foreign     (0.37)          0.68         0.04     0.56    (0.61)
    currency related transactions..................................... -------        -------      -------  -------  -------
   Total income (loss) from investment operations.....................   (0.09)          1.04         0.56     1.14     0.01
                                                                       -------        -------      -------  -------  -------
Distributions from:
   Investment income..................................................   (0.31)         (0.38)       (0.52)   (0.58)   (0.62)
   Realized gain on securities........................................   (0.11)             -            -        -        -
                                                                       -------        -------      -------  -------  -------
   Total distributions................................................   (0.42)         (0.38)       (0.52)   (0.58)   (0.62)
                                                                       -------        -------      -------  -------  -------
Net asset value at end of period...................................... $  9.53        $ 10.04      $  9.38  $  9.34  $  8.78
                                                                       -------        -------      -------  -------  -------
TOTAL RETURN/(a)/.....................................................   (0.82)%/(e)/   11.31%        6.12%   13.35%    0.13%
                                                                       -------        -------      -------  -------  -------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..........................    0.68%          0.70%        0.65%    0.58%    0.55%
Ratio of expenses to average net assets/(c)/..........................    0.68%          0.70%        0.65%    0.58%    0.55%
Ratio of expense reductions to average net assets.....................    0.00%          0.00%        0.00%    0.00%    0.00%
Ratio of net investment income (loss) to average net assets/(b)/......    2.89%          3.77%        5.50%    6.35%    6.73%
Ratio of net investment income (loss) to average net assets/(c)/......    2.89%          3.77%           -        -        -
Portfolio turnover rate...............................................     171%           218%         132%     418%     144%
Number of shares outstanding at end of period (000's).................   8,167          8,954        7,440    6,058    5,756
Net assets at end of period (000's)................................... $77,836        $89,866      $69,785  $56,560  $50,525

                                                                                             Core Equity Fund
                                                                       -------------------------------------------------
                                                                                            Year Ended May 31,
                                                                       -------------------------------------------------
                                                                           2004          2003         2002       2001
                                                                       --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period................................ $  10.12      $  11.10      $  13.36   $  23.31
                                                                       --------      --------      --------   --------
Income (loss) from investment operations:
   Net investment income (loss).......................................     0.10/(d)/     0.11/(d)/     0.07       0.04
   Net realized and unrealized gain (loss) on securities and foreign       1.65         (0.98)        (2.26)     (2.54)
    currency related transactions..................................... --------      --------      --------   --------
   Total income (loss) from investment operations.....................     1.75         (0.87)        (2.19)     (2.50)
                                                                       --------      --------      --------   --------
Distributions from:
   Investment income..................................................    (0.10)        (0.11)        (0.07)     (0.04)
   Realized gain on securities........................................        -             -             -      (7.41)
                                                                       --------      --------      --------   --------
   Total distributions................................................    (0.10)        (0.11)        (0.07)     (7.45)
                                                                       --------      --------      --------   --------
Net asset value at end of period...................................... $  11.77      $  10.12      $  11.10   $  13.36
                                                                       --------      --------      --------   --------
TOTAL RETURN/(a)/.....................................................    17.36%        (7.79)%      (16.43)%   (11.62)%
                                                                       --------      --------      --------   --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..........................     0.85%         0.85%         0.84%      0.86%
Ratio of expenses to average net assets/(c)/..........................     0.95%         0.97%         0.93%      0.88%
Ratio of expense reductions to average net assets.....................     0.01%         0.05%         0.00%      0.00%
Ratio of net investment income (loss) to average net assets/(b)/......     0.88%         1.08%         0.55%      0.24%
Ratio of net investment income (loss) to average net assets/(c)/......     0.79%         0.96%            -          -
Portfolio turnover rate...............................................       28%           25%           64%        71%
Number of shares outstanding at end of period (000's).................   51,118        55,358        61,675     68,430
Net assets at end of period (000's)................................... $601,756      $560,038      $684,642   $913,980

                                                                       -----------

                                                                       -----------
                                                                          2000
                                                                       ----------

PER SHARE DATA
Net asset value at beginning of period................................ $    24.12
                                                                       ----------
Income (loss) from investment operations:
   Net investment income (loss).......................................          -
   Net realized and unrealized gain (loss) on securities and foreign         0.20
    currency related transactions..................................... ----------
   Total income (loss) from investment operations.....................       0.20
                                                                       ----------
Distributions from:
   Investment income..................................................          -
   Realized gain on securities........................................      (1.01)
                                                                       ----------
   Total distributions................................................      (1.01)
                                                                       ----------
Net asset value at end of period...................................... $    23.31
                                                                       ----------
TOTAL RETURN/(a)/.....................................................       0.96%
                                                                       ----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..........................       0.85%
Ratio of expenses to average net assets/(c)/..........................       0.85%
Ratio of expense reductions to average net assets.....................       0.00%
Ratio of net investment income (loss) to average net assets/(b)/......       0.02%
Ratio of net investment income (loss) to average net assets/(c)/......          -
Portfolio turnover rate...............................................        134%
Number of shares outstanding at end of period (000's).................     48,685
Net assets at end of period (000's)................................... $1,135,083

/(a)/Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions. /(d)/The per share amounts are calculated using the average share method. /(e)/The Funds performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

                                                                            117
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                                      Government Securities Fund
                                                                       --------------------------------------------------------
                                                                                          Year Ended May 31,
                                                                       --------------------------------------------------------
                                                                           2004          2003        2002      2001      2000
                                                                       --------      --------      --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period................................ $  11.24      $  10.37      $  10.07  $   9.51  $   9.90
                                                                       --------      --------      --------  --------  --------
Income (loss) from investment operations:
   Net investment income (loss).......................................     0.27/(d)/     0.38/(d)/     0.51      0.58      0.55
   Net realized and unrealized gain (loss) on securities and foreign      (0.65)         0.95          0.30      0.56     (0.39)
    currency related transactions..................................... --------      --------      --------  --------  --------
   Total income (loss) from investment operations.....................    (0.38)         1.33          0.81      1.14      0.16
                                                                       --------      --------      --------  --------  --------
Distributions from:
   Investment income..................................................    (0.29)        (0.39)        (0.51)    (0.58)    (0.55)
   Realized gain on securities........................................    (0.75)        (0.07)            -         -         -
                                                                       --------      --------      --------  --------  --------
   Total distributions................................................    (1.04)        (0.46)        (0.51)    (0.58)    (0.55)
                                                                       --------      --------      --------  --------  --------
Net asset value at end of period...................................... $   9.82      $  11.24      $  10.37  $  10.07  $   9.51
                                                                       --------      --------      --------  --------  --------
TOTAL RETURN/(a)/.....................................................    (3.40)%       12.99%         8.17%    12.23%     1.74%
                                                                       --------      --------      --------  --------  --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..........................     0.65%         0.66%         0.63%     0.58%     0.55%
Ratio of expenses to average net assets/(c)/..........................     0.65%         0.66%         0.63%     0.58%     0.55%
Ratio of expense reductions to average net assets.....................     0.00%         0.00%         0.00%     0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(b)/......     2.59%         3.54%         4.89%     5.83%     5.68%
Ratio of net investment income (loss) to average net assets/(c)/......     2.59%         3.54%            -         -         -
Portfolio turnover rate...............................................      169%          201%           89%       84%      132%
Number of shares outstanding at end of period (000's).................   14,904        17,836        12,993    11,873    10,581
Net assets at end of period (000's)................................... $146,347      $200,412      $134,726  $119,514  $100,648

                                                                                          Growth & Income Fund
                                                                       -------------------------------------------------
                                                                                           Year Ended May 31,
                                                                       -------------------------------------------------
                                                                           2004          2003         2002       2001
                                                                       --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period................................ $  11.32      $  12.87      $  14.84   $  21.04
                                                                       --------      --------      --------   --------
Income (loss) from investment operations:
   Net investment income (loss).......................................     0.07/(d)/     0.09/(d)/     0.08       0.11
   Net realized and unrealized gain (loss) on securities and foreign       1.55         (1.55)        (1.75)     (2.39)
    currency related transactions..................................... --------      --------      --------   --------
   Total income (loss) from investment operations.....................     1.62         (1.46)        (1.67)     (2.28)
                                                                       --------      --------      --------   --------
Distributions from:
   Investment income..................................................    (0.07)        (0.09)        (0.09)     (0.11)
   Realized gain on securities........................................        -             -         (0.21)     (3.81)
                                                                       --------      --------      --------   --------
   Total distributions................................................    (0.07)        (0.09)        (0.30)     (3.92)
                                                                       --------      --------      --------   --------
Net asset value at end of period...................................... $  12.87      $  11.32      $  12.87   $  14.84
                                                                       --------      --------      --------   --------
TOTAL RETURN/(a)/.....................................................    14.33%       (11.31)%      (11.36)%   (10.91)%
                                                                       --------      --------      --------   --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..........................     0.85%         0.85%         0.85%      0.82%
Ratio of expenses to average net assets/(c)/..........................     0.89%         0.91%         0.87%      0.83%
Ratio of expense reductions to average net assets.....................     0.00%         0.00%         0.00%      0.00%
Ratio of net investment income (loss) to average net assets/(b)/......     0.55%         0.82%         0.59%      0.62%
Ratio of net investment income (loss) to average net assets/(c)/......     0.51%         0.76%            -          -
Portfolio turnover rate...............................................      168%           97%          110%        65%
Number of shares outstanding at end of period (000's).................   13,963        15,402        17,145     18,026
Net assets at end of period (000's)................................... $179,737      $174,359      $220,745   $267,487

                                                                       ---------

                                                                       ---------
                                                                         2000
                                                                       --------

PER SHARE DATA
Net asset value at beginning of period................................ $  21.53
                                                                       --------
Income (loss) from investment operations:
   Net investment income (loss).......................................     0.15
   Net realized and unrealized gain (loss) on securities and foreign       1.96
    currency related transactions..................................... --------
   Total income (loss) from investment operations.....................     2.11
                                                                       --------
Distributions from:
   Investment income..................................................    (0.14)
   Realized gain on securities........................................    (2.46)
                                                                       --------
   Total distributions................................................    (2.60)
                                                                       --------
Net asset value at end of period...................................... $  21.04
                                                                       --------
TOTAL RETURN/(a)/.....................................................     9.67%
                                                                       --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..........................     0.80%
Ratio of expenses to average net assets/(c)/..........................     0.80%
Ratio of expense reductions to average net assets.....................     0.00%
Ratio of net investment income (loss) to average net assets/(b)/......     0.70%
Ratio of net investment income (loss) to average net assets/(c)/......        -
Portfolio turnover rate...............................................       89%
Number of shares outstanding at end of period (000's).................   15,665
Net assets at end of period (000's)................................... $329,588

/(a)/Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions. /(d)/The per share amounts are calculated using the average share method.

118
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                                         Growth Fund
                                                                 ----------------------------------------------------
                                                                  Year Ended     Year Ended    Year Ended October 2, 2000*
                                                                   May 31,        May 31,       May 31,          to
                                                                     2004           2003          2002      May 31, 2001
                                                                 ----------     ----------     ---------- ----------------

PER SHARE DATA
Net asset value at beginning of period..........................   $ 4.21        $  4.70        $  6.46       $ 10.00
                                                                 ----------     ----------     ---------- ----------------
Income (loss) from investment operations:
   Net investment income (loss).................................    (0.06)/(e)/    (0.06)/(e)/    (0.05)        (0.01)
   Net realized and unrealized gain (loss) on securities and         0.60          (0.43)         (1.71)        (3.52)
    foreign currency related transactions....................... ----------     ----------     ---------- ----------------
   Total income (loss) from investment operations...............     0.54          (0.49)         (1.76)        (3.53)
                                                                 ----------     ----------     ---------- ----------------
Distributions from:
   Investment income............................................        -              -              -         (0.01)
   Realized gain on securities..................................        -              -              -             -
                                                                 ----------     ----------     ---------- ----------------
   Total distributions..........................................        -              -              -         (0.01)
                                                                 ----------     ----------     ---------- ----------------
Net asset value at end of period................................   $ 4.75        $  4.21        $  4.70       $  6.46
                                                                 ----------     ----------     ---------- ----------------
TOTAL RETURN/(a)/...............................................    12.83%        (10.43)%       (27.24)%      (35.40)%
                                                                 ----------     ----------     ---------- ----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................    2.33%//         2.67%          1.88%         1.02%/(b)/
Ratio of expenses to average net assets/(d)/....................    2.33%//         2.67%          1.88%         1.02%/(b)/
Ratio of expense reductions to average net assets...............     0.04%          0.05%          0.00%         0.00%
Ratio of net investment income (loss) to average net assets/(c)/   (1.33)%//       (1.46)%        (1.05)%       (0.27)%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/   (1.33)%//       (1.46)%            -             -
Portfolio turnover rate.........................................       87%            76%            72%           51%
Number of shares outstanding at end of period (000's)...........      973            941            837           611
Net assets at end of period (000's).............................   $4,619        $ 3,962        $ 3,930       $ 3,945

                                                                                     Health Sciences Fund
                                                                 ------------------------------------------------------
                                                                   Year Ended     Year Ended    Year Ended November 1, 2000*
                                                                    May 31,        May 31,       May 31,          to
                                                                      2004           2003          2002      May 31, 2001
                                                                 ----------      ----------     ---------- -----------------

PER SHARE DATA
Net asset value at beginning of period..........................  $   7.98        $  7.76        $  8.93        $ 10.00
                                                                 ----------      ----------     ---------- -----------------
Income (loss) from investment operations:
   Net investment income (loss).................................     (0.07)/(e)/    (0.05)/(e)/    (0.04)          0.01
   Net realized and unrealized gain (loss) on securities and          2.15           0.27          (1.13)         (1.07)
    foreign currency related transactions....................... ----------      ----------     ---------- -----------------
   Total income (loss) from investment operations...............      2.08           0.22          (1.17)         (1.06)
                                                                 ----------      ----------     ---------- -----------------
Distributions from:
   Investment income............................................         -              -              -          (0.01)
   Realized gain on securities..................................         -              -              -              -
                                                                 ----------      ----------     ---------- -----------------
   Total distributions..........................................         -              -              -          (0.01)
                                                                 ----------      ----------     ---------- -----------------
Net asset value at end of period................................  $  10.06        $  7.98        $  7.76        $  8.93
                                                                 ----------      ----------     ---------- -----------------
TOTAL RETURN/(a)/...............................................     26.07%          2.84%/(f)/   (13.10)%       (10.60)%
                                                                 ----------      ----------     ---------- -----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     1.15%//         1.24%          1.22%          1.08%/(b)/
Ratio of expenses to average net assets/(d)/....................     1.15%//         1.24%          1.22%          1.08%/(b)/
Ratio of expense reductions to average net assets...............      0.03%          0.03%          0.00%          0.00%
Ratio of net investment income (loss) to average net assets/(c)/    (0.77)%//       (0.75)%        (0.65)%        (0.03)%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/    (0.77)%//       (0.75)%            -              -
Portfolio turnover rate.........................................        41%            48%            70%           158%
Number of shares outstanding at end of period (000's)...........    15,312          9,732          7,029          2,684
Net assets at end of period (000's).............................  $154,050        $77,673        $54,514        $23,965

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

                                                                            119
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                                   Income & Growth Fund
                                                               -------------------------------------------------------
                                                                Year Ended     Year Ended    Year Ended  December 11, 2000*
                                                                 May 31,        May 31,       May 31,            to
                                                                   2004           2003          2002        May 31, 2001
                                                               ----------     ----------     ----------  ------------------

PER SHARE DATA
Net asset value at beginning of period........................  $   7.73       $   8.51       $   9.61        $  10.00
                                                               ----------     ----------     ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss)...............................      0.13/(e)/      0.11/(e)/      0.08            0.04
   Net realized and unrealized gain (loss) on securities and        1.34          (0.79)         (1.10)          (0.40)
    foreign currency related transactions..................... ----------     ----------     ----------  ------------------
   Total income (loss) from investment operations.............      1.47          (0.68)         (1.02)          (0.36)
                                                               ----------     ----------     ----------  ------------------
Distributions from:
   Investment income..........................................     (0.13)         (0.10)         (0.08)          (0.03)
   Realized gain on securities................................         -              -              -               -
                                                               ----------     ----------     ----------  ------------------
   Total distributions........................................     (0.13)         (0.10)         (0.08)          (0.03)
                                                               ----------     ----------     ----------  ------------------
Net asset value at end of period..............................  $   9.07       $   7.73       $   8.51        $   9.61
                                                               ----------     ----------     ----------  ------------------
TOTAL RETURN/(a)/.............................................     19.16%         (7.87)%       (10.58)%         (3.60)%
                                                               ----------     ----------     ----------  ------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..................      0.83%          0.83%          0.83%           0.83%/(b)/
Ratio of expenses to average net assets/(d)/..................      0.91%          0.93%          0.93%           0.87%/(b)/
Ratio of expense reductions to average net assets.............      0.00%          0.00%          0.00%           0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/......................................      1.50%          1.47%          0.91%           0.79%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/......................................      1.43%          1.37%             -               -
Portfolio turnover rate.......................................        71%            64%            65%             72%
Number of shares outstanding at end of period (000's).........    25,344         26,008         27,664          27,197
Net assets at end of period (000's)...........................  $229,928       $200,919       $235,508        $261,303

                                                                               International Equities Fund
                                                               ----------------------------------------------------------
                                                                                   Year Ended May 31,
                                                               ----------------------------------------------------------
                                                                   2004           2003         2002       2001      2000
                                                               --------       --------      --------   --------   --------

PER SHARE DATA
Net asset value at beginning of period........................ $   5.50       $   6.67      $   8.78   $  12.55   $  11.32
                                                               --------       --------      --------   --------   --------
Income (loss) from investment operations:
   Net investment income (loss)...............................     0.12/(e)/     0.09/(e)/     0.09       0.12       0.15
   Net realized and unrealized gain (loss) on securities and       1.29          (1.20)        (1.07)     (2.46)      1.90
    foreign currency related transactions..................... --------       --------      --------   --------   --------
   Total income (loss) from investment operations.............     1.41          (1.11)        (0.98)     (2.34)      2.05
                                                               --------       --------      --------   --------   --------
Distributions from:
   Investment income..........................................    (0.11)         (0.06)        (0.16)     (0.09)     (0.14)
   Realized gain on securities................................        -              -         (0.97)     (1.34)     (0.68)
                                                               --------       --------      --------   --------   --------
   Total distributions........................................    (0.11)         (0.06)        (1.13)     (1.43)     (0.82)
                                                               --------       --------      --------   --------   --------
Net asset value at end of period.............................. $   6.80       $   5.50      $   6.67   $   8.78   $  12.55
                                                               --------       --------      --------   --------   --------
TOTAL RETURN/(a)/.............................................    25.78%        (16.64)%      (10.66)%   (19.59)%    18.01%
                                                               --------       --------      --------   --------   --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..................     0.61%          0.68%         0.78%      0.42%      0.41%
Ratio of expenses to average net assets/(d)/..................     0.61%          0.68%         0.78%      0.42%      0.41%
Ratio of expense reductions to average net assets.............     0.00%          0.00%         0.00%      0.00%      0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/......................................     1.96%          1.71%         1.16%      1.08%      1.20%
Ratio of net investment income (loss) to
 average net assets/(d)/......................................     1.96%          1.71%            -          -          -
Portfolio turnover rate.......................................       12%             0%           45%        45%        25%
Number of shares outstanding at end of period (000's).........   29,964         16,491        15,226     13,501     12,980
Net assets at end of period (000's)........................... $203,768       $ 90,680      $101,562   $118,524   $162,840

* Date Fund commenced operations.
/(a)/ Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/ Annualized.
/(c)/ Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/ Excludes, if any, expense reimbursements and expense reductions.
/(e)/ The per share amounts are calculated using the average share method.

120
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                International Government Bond Fund
                                                    ---------------------------------------------------------
                                                                        Year Ended May 31,
                                                    ---------------------------------------------------------
                                                         2004          2003        2002      2001       2000
                                                    ---------      --------      --------  -------   --------

PER SHARE DATA
Net asset value at beginning of period.............  $  13.83      $  11.04      $  10.10  $ 10.88   $  11.62
                                                    ---------      --------      --------  -------   --------
Income (loss) from investment operations:
   Net investment income (loss)....................      0.55/(e)/     0.05/(e)/     0.54     0.43       0.48
   Net realized and unrealized gain (loss)
    on securities and foreign currency related          (0.25)         2.81          0.49    (0.91)     (0.98)
    transactions................................... ---------      --------      --------  -------   --------
   Total income (loss) from investment operations..      0.30          2.86          1.03    (0.48)     (0.50)
                                                    ---------      --------      --------  -------   --------
Distributions from:
   Investment income...............................     (0.52)            -             -    (0.26)     (0.23)
   Realized gain on securities.....................     (0.21)        (0.07)        (0.09)   (0.04)     (0.01)
                                                    ---------      --------      --------  -------   --------
   Total distributions.............................     (0.73)        (0.07)        (0.09)   (0.30)     (0.24)
                                                    ---------      --------      --------  -------   --------
Net asset value at end of period...................  $  13.40      $  13.83      $  11.04  $ 10.10   $  10.88
                                                    ---------      --------      --------  -------   --------
TOTAL RETURN/(a)/..................................      2.10%        25.96%        10.23%   (4.47)%    (4.43)%
                                                    ---------      --------      --------  -------   --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.......     0.72%//        0.77%         0.73%    0.58%      0.52%
Ratio of expenses to average net assets/(d)/.......     0.72%//        0.77%         0.73%    0.58%      0.52%
Ratio of expense reductions to average net assets..      0.00%         0.00%         0.00%    0.00%      0.00%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     3.95%//        4.81%         5.71%    3.82%      4.07%
Ratio of net investment income (loss) to average
 net assets/(d)/...................................     3.95%//        4.81%            -        -          -
Portfolio turnover rate............................       119%           70%          110%      72%        15%
Number of shares outstanding at end of period
 (000's)...........................................    10,753        11,386         9,242    9,898     12,044
Net assets at end of period (000's)................  $144,083      $157,478      $102,053  $99,977   $130,978

                                                                  International Growth I Fund
                                                  --------------------------------------------------------------
                                                  Year Ended       Year Ended    Year Ended  December 11, 2000*
                                                   May 31,          May 31,       May 31,            to
                                                     2004            2003          2002        May 31, 2001
                                                  ----------       ----------    ----------  ------------------

PER SHARE DATA
Net asset value at beginning of period...........  $   6.07         $   7.25       $   8.31        $  10.00
                                                  ----------       ----------     ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss)..................      0.06/(e)/        0.08/(e)/      0.05            0.05
   Net realized and unrealized gain (loss)
    on securities and foreign currency related         1.31            (1.15)         (1.09)          (1.70)
    transactions................................. ----------       ----------     ----------  ------------------
   Total income (loss) from investment operations      1.37            (1.07)         (1.04)          (1.65)
                                                  ----------       ----------     ----------  ------------------
Distributions from:
   Investment income.............................     (0.06)           (0.11)         (0.02)          (0.04)
   Realized gain on securities...................         -                -              -               -
                                                  ----------       ----------     ----------  ------------------
   Total distributions...........................     (0.06)           (0.11)         (0.02)          (0.04)
                                                  ----------       ----------     ----------  ------------------
Net asset value at end of period.................  $   7.38         $   6.07       $   7.25        $   8.31
                                                  ----------       ----------     ----------  ------------------
TOTAL RETURN/(a)/................................     22.57%          (14.76)%       (12.56)%         (3.60)%
                                                  ----------       ----------     ----------  ------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.....      1.06%//          1.06%          1.06%           1.06%/(b)/
Ratio of expenses to average net assets/(d)/.....      1.28%//          1.36%          1.33%           1.10%/(b)/
Ratio of expense reductions to average net assets      0.00%            0.00%          0.00%           0.00%
Ratio of net investment income (loss) to average
 net assets/(c)/.................................      0.83%//          1.25%          0.67%           0.99%/(b)/
Ratio of net investment income (loss) to average
 net assets/(d)/.................................      0.61%//          0.95%             -               -
Portfolio turnover rate..........................       164%             192%           205%            183%
Number of shares outstanding at end of period
 (000's).........................................    52,010           56,825         60,441          64,151
Net assets at end of period (000's)..............  $383,924         $345,213       $438,474        $533,368

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

                                                                            121
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                Large Cap Growth Fund
                                                           --------------------------------------------------------
                                                            Year Ended      Year Ended    Year Ended  December 11, 2000*
                                                             May 31,         May 31,       May 31,            to
                                                               2004            2003          2002        May 31, 2001
                                                           ----------     ----------      ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period....................  $   5.45       $   6.20        $   7.43        $  10.00
                                                           ----------     ----------      ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss)...........................         -/(e)/         - /(e)/     (0.01)          (0.01)
   Net realized and unrealized gain (loss) on securities        0.78          (0.75)          (1.22)          (2.56)
    and foreign currency related transactions............. ----------     ----------      ----------  ------------------
   Total income (loss) from investment operations.........      0.78          (0.75)          (1.23)          (2.57)
                                                           ----------     ----------      ----------  ------------------
Distributions from:
   Investment income......................................         -              -               -               -
   Realized gain on securities............................         -              -               -               -
                                                           ----------     ----------      ----------  ------------------
   Total distributions....................................         -              -               -               -
                                                           ----------     ----------      ----------  ------------------
Net asset value at end of period..........................  $   6.23       $   5.45        $   6.20        $   7.43
                                                           ----------     ----------      ----------  ------------------
TOTAL RETURN/(a)/.........................................     14.31%        (12.04)%        (16.55)%        (25.70)%
                                                           ----------     ----------      ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..............      1.06%          1.06%           1.05%           1.06%/(b)/
Ratio of expenses to average net assets/(d)/..............      1.08%          1.10%           1.15%           1.10%/(b)/
Ratio of expense reductions to average net assets.........      0.00%          0.00%           0.00%           0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/..................................     (0.07)%         0.05%          (0.13)%         (0.27)%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/..................................     (0.09)%         0.01%              -               -
Portfolio turnover rate...................................       141%            86%            150%             94%
Number of shares outstanding at end of period (000's).....    69,559         78,170          83,752          84,055
Net assets at end of period (000's).......................  $433,278       $426,061        $519,129        $624,700

                                                                                   Mid Cap Index Fund
                                                           -----------------------------------------------------------------
                                                                                   Year Ended May 31,
                                                           -----------------------------------------------------------------
                                                                2004            2003           2002        2001       2000
                                                           ----------      ----------      -----------  ----------  --------
PER SHARE DATA
Net asset value at beginning of period.................... $    15.62      $    18.01       $    19.82  $    23.73  $  25.64
                                                           ----------      ----------      -----------  ----------  --------
Income (loss) from investment operations:
   Net investment income (loss)...........................       0.14/(e)/       0.11/(e)/        0.13        0.19      0.22
   Net realized and unrealized gain (loss) on securities         3.94           (1.88)            0.16        1.74      4.49
    and foreign currency related transactions............. ----------      ----------      -----------  ----------  --------
   Total income (loss) from investment operations.........       4.08           (1.77)            0.29        1.93      4.71
                                                           ----------      ----------      -----------  ----------  --------
Distributions from:
   Investment income......................................      (0.15)          (0.10)           (0.14)      (0.19)    (0.22)
   Realized gain on securities............................      (0.14)          (0.52)           (1.96)      (5.65)    (6.40)
                                                           ----------      ----------      -----------  ----------  --------
   Total distributions....................................      (0.29)          (0.62)           (2.10)      (5.84)    (6.62)
                                                           ----------      ----------      -----------  ----------  --------
Net asset value at end of period.......................... $    19.41      $    15.62       $    18.01  $    19.82  $  23.73
                                                           ----------      ----------      -----------  ----------  --------
TOTAL RETURN/(a)/.........................................      26.22%          (9.50)%           2.03%      10.11%    21.36%
                                                           ----------      ----------      -----------  ----------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..............       0.41%           0.45%            0.41%       0.38%     0.36%
Ratio of expenses to average net assets/(d)/..............       0.41%           0.45%            0.41%       0.38%     0.36%
Ratio of expense reductions to average net assets.........       0.00%           0.00%            0.00%       0.00%     0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/..................................       0.80%           0.77%            0.74%       0.84%     0.90%
Ratio of net investment income (loss) to
 average net assets/(d)/..................................       0.80%           0.77%               -           -         -
Portfolio turnover rate...................................         11%             10%              17%         34%       41%
Number of shares outstanding at end of period (000's).....     80,118          70,135           64,086      52,860    38,889
Net assets at end of period (000's)....................... $1,554,815      $1,095,294       $1,154,008  $1,047,680  $922,679

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

122
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                    Money Market I Fund
                                                                 ---------------------------------------------------------
                                                                                     Year Ended May 31,
                                                                 ---------------------------------------------------------
                                                                      2004          2003        2002      2001      2000
                                                                 ---------      --------      --------  --------  --------
PER SHARE DATA
Net asset value at beginning of period..........................  $   1.00      $   1.00      $   1.00  $   1.00  $   1.00
                                                                 ---------      --------      --------  --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................      0.01/(e)/     0.01/(e)/     0.02      0.06      0.05
   Net realized and unrealized gain (loss) on securities and             -             -             -         -         -
    foreign currency related transactions....................... ---------      --------      --------  --------  --------
   Total income (loss) from investment operations...............      0.01          0.01          0.02      0.06      0.05
                                                                 ---------      --------      --------  --------  --------
Distributions from:
   Investment income............................................     (0.01)        (0.01)        (0.02)    (0.06)    (0.05)
   Realized gain on securities..................................         -             -             -         -         -
                                                                 ---------      --------      --------  --------  --------
   Total distributions..........................................     (0.01)        (0.01)        (0.02)    (0.06)    (0.05)
                                                                 ---------      --------      --------  --------  --------
Net asset value at end of period................................  $   1.00      $   1.00      $   1.00  $   1.00  $   1.00
                                                                 ---------      --------      --------  --------  --------
TOTAL RETURN/(a)/...............................................      0.51%         1.00%         2.14%     5.77%     5.21%
                                                                 ---------      --------      --------  --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     0.60%//        0.59%         0.60%     0.57%     0.56%
Ratio of expenses to average net assets/(d)/....................     0.64%//        0.64%         0.62%     0.58%     0.56%
Ratio of expense reductions to average net assets...............      0.00%         0.00%         0.00%     0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(c)/      0.51%         1.01%         2.07%     5.59%     5.13%
Ratio of net investment income (loss) to average net assets/(d)/     0.47%//        0.96%            -         -         -
Portfolio turnover rate.........................................       N/A           N/A           N/A       N/A       N/A
Number of shares outstanding at end of period (000's)...........   453,707       524,446       734,135   579,507   484,934
Net assets at end of period (000's).............................  $453,707      $524,446      $734,135  $579,507  $484,934

                                                                                  Nasdaq-100(R) Index Fund
                                                                 -----------------------------------------------------
                                                                   Year Ended     Year Ended    Year Ended October 2, 2000*
                                                                    May 31,        May 31,       May 31,          to
                                                                      2004           2003          2002      May 31, 2001
                                                                 ----------      ----------     ---------- ----------------
PER SHARE DATA
Net asset value at beginning of period..........................   $  3.36        $  3.40        $  5.09       $ 10.00
                                                                 ----------      ----------     ---------- ----------------
Income (loss) from investment operations:
   Net investment income (loss).................................     (0.01)/(e)/    (0.01)/(e)/    (0.01)         0.01
   Net realized and unrealized gain (loss) on securities and          0.76          (0.03)         (1.68)        (4.91)
    foreign currency related transactions....................... ----------      ----------     ---------- ----------------
   Total income (loss) from investment operations...............      0.75          (0.04)         (1.69)        (4.90)
                                                                 ----------      ----------     ---------- ----------------
Distributions from:
   Investment income............................................         -              -              -         (0.01)
   Realized gain on securities..................................         -              -              -             -
                                                                 ----------      ----------     ---------- ----------------
   Total distributions..........................................         -              -              -         (0.01)
                                                                 ----------      ----------     ---------- ----------------
Net asset value at end of period................................   $  4.11        $  3.36        $  3.40       $  5.09
                                                                 ----------      ----------     ---------- ----------------
TOTAL RETURN/(a)/...............................................     22.32%         (1.18)%       (33.20)%      (49.01)%
                                                                 ----------      ----------     ---------- ----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     0.63%//         0.81%          0.77%         0.52%/(b)/
Ratio of expenses to average net assets/(d)/....................     0.63%//         0.81%          0.77%         0.52%/(b)/
Ratio of expense reductions to average net assets...............      0.00%          0.00%          0.00%         0.00%
Ratio of net investment income (loss) to average net assets/(c)/    (0.32)%//       (0.48)%        (0.36)%        0.31%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/    (0.32)%//       (0.48)%            -             -
Portfolio turnover rate.........................................        14%             6%             2%           19%
Number of shares outstanding at end of period (000's)...........    22,672         15,570          7,786         3,732
Net assets at end of period (000's).............................   $93,089        $52,306        $26,449       $19,005

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

                                                                            123
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                            Science & Technology Fund
                                                    -----------------------------------------------------------------------
                                                                               Year Ended May 31,
                                                    -----------------------------------------------------------------------
                                                          2004              2003           2002         2001         2000
                                                    -----------       ----------       ----------   ----------   ----------
PER SHARE DATA
Net asset value at beginning of period.............  $     9.14       $     9.56       $    17.28   $    41.14   $    29.95
                                                    -----------       ----------       ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income (loss)....................       (0.07)/(e)/      (0.05)/(e)/      (0.07)       (0.17)       (0.11)
   Net realized and unrealized gain (loss)
    on securities and foreign currency related             2.01            (0.37)           (6.86)      (15.86)       16.37
    transactions................................... -----------       ----------       ----------   ----------   ----------
   Total income (loss) from investment operations..        1.94            (0.42)           (6.93)      (16.03)       16.26
                                                    -----------       ----------       ----------   ----------   ----------
Distributions from:
   Investment income...............................           -                -                -            -            -
   Realized gain on securities.....................           -                -            (0.79)       (7.83)       (5.07)
                                                    -----------       ----------       ----------   ----------   ----------
   Total distributions.............................           -                -            (0.79)       (7.83)       (5.07)
                                                    -----------       ----------       ----------   ----------   ----------
Net asset value at end of period...................  $    11.08       $     9.14       $     9.56   $    17.28   $    41.14
                                                    -----------       ----------       ----------   ----------   ----------
TOTAL RETURN/(a)/..................................       21.23%           (4.39)%         (41.26)%     (42.24)%      52.65%
                                                    -----------       ----------       ----------   ----------   ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.......       1.01%//           1.00%            1.00%        0.98%        0.96%
Ratio of expenses to average net assets/(d)/.......       1.02%//           1.04%            1.02%        0.98%        0.96%
Ratio of expense reductions to average net assets..        0.01%            0.02%            0.00%        0.00%        0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/...........................      (0.68)%//         (0.66)%          (0.59)%      (0.66)%      (0.40)%
Ratio of net investment income (loss) to
 average net assets/(d)/...........................      (0.69)%//         (0.71)%              -            -            -
Portfolio turnover rate............................          56%              53%             104%         176%         130%
Number of shares outstanding at end of period
 (000's)...........................................     126,963          129,123          129,126      116,654       80,564
Net assets at end of period (000's)................  $1,406,766       $1,180,380       $1,234,937   $2,015,574   $3,314,052

                                                                             Small Cap Fund
                                                    ---------------------------------------------------------
                                                      Year Ended      Year Ended    Year Ended  December 11, 2000*
                                                       May 31,         May 31,       May 31,            to
                                                         2004            2003          2002        May 31, 2001
                                                    ----------      ----------      ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period.............  $   7.67        $   8.75        $   9.09        $  10.00
                                                    ----------      ----------      ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss)....................     (0.04)/(e)/     (0.02)/(e)/     (0.01)          (0.01)
   Net realized and unrealized gain (loss)
    on securities and foreign currency related           2.12           (1.06)          (0.33)          (0.90)
    transactions................................... ----------      ----------      ----------  ------------------
   Total income (loss) from investment operations..      2.08           (1.08)          (0.34)          (0.91)
                                                    ----------      ----------      ----------  ------------------
Distributions from:
   Investment income...............................         -               -               -               -
   Realized gain on securities.....................         -               -               -               -
                                                    ----------      ----------      ----------  ------------------
   Total distributions.............................         -               -               -               -
                                                    ----------      ----------      ----------  ------------------
Net asset value at end of period...................  $   9.75        $   7.67        $   8.75        $   9.09
                                                    ----------      ----------      ----------  ------------------
TOTAL RETURN/(a)/..................................     27.12%         (12.34)%         (3.74)%         11.51%
                                                    ----------      ----------      ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.......     0.95%//          0.95%           0.95%           0.95%/(b)/
Ratio of expenses to average net assets/(d)/.......     1.04%//          1.06%           1.06%           1.00%/(b)/
Ratio of expense reductions to average net assets..      0.00%           0.00%           0.00%           0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/...........................    (0.39)%//        (0.29)%         (0.15)%         (0.14)%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/...........................    (0.48)%//        (0.40)%             -               -
Portfolio turnover rate............................        66%             74%             68%            130%
Number of shares outstanding at end of period
 (000's)...........................................    62,391          69,895          75,125          78,572
Net assets at end of period (000's)................  $608,133        $535,870        $657,045        $714,608

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

124
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                                          Small Cap Index Fund
                                                                       ---------------------------------------------------------
                                                                                           Year Ended May 31,
                                                                       ---------------------------------------------------------
                                                                           2004          2003         2002      2001      2000
                                                                       --------      --------      --------   --------  --------

PER SHARE DATA
Net asset value at beginning of period................................ $  10.86      $  11.97      $  14.11   $  15.66  $  15.84
                                                                       --------      --------      --------   --------  --------
Income (loss) from investment operations:
   Net investment income (loss).......................................     0.08/(d)/     0.09/(d)/     0.13       0.19      0.18
   Net realized and unrealized gain (loss) on securities and foreign       3.13         (1.12)        (0.32)      0.40      1.43
    currency related transactions..................................... --------      --------      --------   --------  --------
   Total income (loss) from investment operations.....................     3.21         (1.03)        (0.19)      0.59      1.61
                                                                       --------      --------      --------   --------  --------
Distributions from:
   Investment income..................................................    (0.10)        (0.08)        (0.13)     (0.19)    (0.18)
   Realized gain on securities........................................        -             -         (1.82)     (1.95)    (1.61)
                                                                       --------      --------      --------   --------  --------
   Total distributions................................................    (0.10)        (0.08)        (1.95)     (2.14)    (1.79)
                                                                       --------      --------      --------   --------  --------
Net asset value at end of period...................................... $  13.97      $  10.86      $  11.97   $  14.11  $  15.66
                                                                       --------      --------      --------   --------  --------
TOTAL RETURN/(a)/.....................................................    29.62%        (8.55)%       (1.08)%     5.23%    10.22%
                                                                       --------      --------      --------   --------  --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..........................     0.48%         0.52%         0.48%      0.44%     0.40%
Ratio of expenses to average net assets/(c)/..........................     0.48%         0.52%         0.48%      0.44%     0.40%
Ratio of expense reductions to average net assets.....................     0.00%         0.00%         0.00%      0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(b)/......     0.65%         0.93%         1.03%      1.31%     1.12%
Ratio of net investment income (loss) to average net assets/(c)/......     0.65%         0.93%            -          -         -
Portfolio turnover rate...............................................       15%           35%           34%        57%       35%
Number of shares outstanding at end of period (000's).................   34,417        24,411        21,473     16,769    14,596
Net assets at end of period (000's)................................... $480,867      $265,018      $257,046   $236,530  $228,602

                                                                                          Social Awareness Fund
                                                                       -------------------------------------------------
                                                                                           Year Ended May 31,
                                                                       -------------------------------------------------
                                                                           2004          2003         2002       2001
                                                                       --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period................................ $  15.73      $  17.66      $  21.01   $  24.77
                                                                       --------      --------      --------   --------
Income (loss) from investment operations:
   Net investment income (loss).......................................     0.16/(d)/     0.16/(d)/     0.13       0.20
   Net realized and unrealized gain (loss) on securities and foreign       2.55         (1.60)        (2.76)     (3.23)
    currency related transactions..................................... --------      --------      --------   --------
   Total income (loss) from investment operations.....................     2.71         (1.44)        (2.63)     (3.03)
                                                                       --------      --------      --------   --------
Distributions from:
   Investment income..................................................    (0.16)        (0.15)        (0.14)     (0.20)
   Realized gain on securities........................................        -         (0.34)        (0.58)     (0.53)
                                                                       --------      --------      --------   --------
   Total distributions................................................    (0.16)        (0.49)        (0.72)     (0.73)
                                                                       --------      --------      --------   --------
Net asset value at end of period...................................... $  18.28      $  15.73      $  17.66   $  21.01
                                                                       --------      --------      --------   --------
TOTAL RETURN/(a)/.....................................................    17.27%        (7.89)%      (12.77)%   (12.33)%
                                                                       --------      --------      --------   --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..........................     0.63%         0.65%         0.61%      0.58%
Ratio of expenses to average net assets/(c)/..........................     0.63%         0.65%         0.61%      0.58%
Ratio of expense reductions to average net assets.....................     0.00%         0.00%         0.00%      0.00%
Ratio of net investment income (loss) to average net assets/(b)/......     0.89%         1.05%         0.69%      0.85%
Ratio of net investment income (loss) to average net assets/(c)/......     0.89%         1.05%            -          -
Portfolio turnover rate...............................................       79%           58%           40%        29%
Number of shares outstanding at end of period (000's).................   21,814        22,221        23,444     23,321
Net assets at end of period (000's)................................... $398,820      $349,610      $414,108   $489,982

                                                                       ---------

                                                                       ---------
                                                                         2000
                                                                       --------

PER SHARE DATA
Net asset value at beginning of period................................ $  24.11
                                                                       --------
Income (loss) from investment operations:
   Net investment income (loss).......................................     0.20
   Net realized and unrealized gain (loss) on securities and foreign       1.61
    currency related transactions..................................... --------
   Total income (loss) from investment operations.....................     1.81
                                                                       --------
Distributions from:
   Investment income..................................................    (0.18)
   Realized gain on securities........................................    (0.97)
                                                                       --------
   Total distributions................................................    (1.15)
                                                                       --------
Net asset value at end of period...................................... $  24.77
                                                                       --------
TOTAL RETURN/(a)/.....................................................     7.49%
                                                                       --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..........................     0.55%
Ratio of expenses to average net assets/(c)/..........................     0.55%
Ratio of expense reductions to average net assets.....................     0.00%
Ratio of net investment income (loss) to average net assets/(b)/......     0.79%
Ratio of net investment income (loss) to average net assets/(c)/......        -
Portfolio turnover rate...............................................       40%
Number of shares outstanding at end of period (000's).................   23,509
Net assets at end of period (000's)................................... $582,403

/(a)/Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions. /(d)/The per share amounts are calculated using the average share method.

                                                                            125
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                                             Stock Index Fund
                                                                 ------------------------------------------------------------------
                                                                                            Year Ended May 31,
                                                                 -----------------------------------------------------------------
                                                                       2004           2003          2002        2001       2000
                                                                 -----------     ----------     ----------  ----------  ----------

PER SHARE DATA
Net asset value at beginning of period..........................  $    26.51     $    30.11     $    36.89  $    42.98  $    39.73
                                                                 -----------     ----------     ----------  ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................        0.39/(e)/      0.35/(e)/      0.33        0.35        0.41
   Net realized and unrealized gain (loss) on securities and            4.33          (2.97)         (5.45)      (4.99)       3.59
    foreign currency related transactions....................... -----------     ----------     ----------  ----------  ----------
   Total income (loss) from investment operations...............        4.72          (2.62)         (5.12)      (4.64)       4.00
                                                                 -----------     ----------     ----------  ----------  ----------
Distributions from:
   Investment income............................................       (0.39)         (0.34)         (0.34)      (0.35)      (0.39)
   Realized gain on securities..................................       (0.10)         (0.64)         (1.32)      (1.10)      (0.36)
                                                                 -----------     ----------     ----------  ----------  ----------
   Total distributions..........................................       (0.49)         (0.98)         (1.66)      (1.45)      (0.75)
                                                                 -----------     ----------     ----------  ----------  ----------
Net asset value at end of period................................  $    30.74     $    26.51     $    30.11  $    36.89  $    42.98
                                                                 -----------     ----------     ----------  ----------  ----------
TOTAL RETURN/(a)/...............................................       17.90%         (8.44)%       (14.16)%    (10.87)%     10.10%
                                                                 -----------     ----------     ----------  ----------  ----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................       0.38%//         0.40%          0.37%       0.34%       0.31%
Ratio of expenses to average net assets/(d)/....................       0.38%//         0.40%          0.37%       0.34%       0.31%
Ratio of expense reductions to average net assets...............        0.00%          0.00%          0.00%       0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(c)/        1.33%          1.39%          1.01%       0.86%       0.97%
Ratio of net investment income (loss) to average net assets/(d)/       1.33%//         1.39%             -           -           -
Portfolio turnover rate.........................................           3%             6%             6%          7%          6%
Number of shares outstanding at end of period (000's)...........     137,616        136,800        135,870     131,180     125,003
Net assets at end of period (000's).............................  $4,230,395     $3,627,137     $4,091,054  $4,839,632  $5,373,192

                                                                                    Value Fund
                                                                --------------------------------------------------
                                                                                                December 31, 2001*
                                                                  Year Ended      Year Ended            to
                                                                 May 31, 2004    May 31, 2003      May 31, 2002
                                                                 ------------    ------------   ------------------

PER SHARE DATA
Net asset value at beginning of period..........................    $  8.62        $  9.69           $ 10.00
                                                                 ------------    ------------   ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................       0.08/(e)/      0.07/(e)/         0.02
   Net realized and unrealized gain (loss) on securities and           1.38          (1.05)            (0.31)
    foreign currency related transactions....................... ------------    ------------   ------------------
   Total income (loss) from investment operations...............       1.46          (0.98)            (0.29)
                                                                 ------------    ------------   ------------------
Distributions from:
   Investment income............................................      (0.09)         (0.06)            (0.02)
   Realized gain on securities..................................          -          (0.03)                -
                                                                 ------------    ------------   ------------------
   Total distributions..........................................      (0.09)         (0.09)            (0.02)
                                                                 ------------    ------------   ------------------
Net asset value at end of period................................    $  9.99        $  8.62           $  9.69
                                                                 ------------    ------------   ------------------
TOTAL RETURN/(a)/...............................................      17.01%        (10.01)%           (2.89)%
                                                                 ------------    ------------   ------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................      1.32%//         1.50%             1.46%/(b)/
Ratio of expenses to average net assets/(d)/....................      1.32%//         1.50%             1.46%/(b)/
Ratio of expense reductions to average net assets...............       0.00%          0.00%             0.00%
Ratio of net investment income (loss) to average net assets/(c)/      0.89%//         0.94%             0.52%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/      0.89%//         0.94%                -
Portfolio turnover rate.........................................         36%            40%               20%
Number of shares outstanding at end of period (000's)...........      1,448          1,291             1,121
Net assets at end of period (000's).............................    $14,472        $11,134           $10,855

*Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

126
           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders of and Board of Directors of VALIC Company I:

 We have audited the accompanying statements of assets and liabilities, including the schedule of investments of VALIC Company I (comprised of Asset Allocation Fund, Blue Chip Growth Fund, Capital Conservation Fund, Core Equity Fund, Government Securities Fund, Growth & Income Fund, Growth Fund (formerly Opportunities Fund), Income & Growth Fund, Health Sciences Fund, International Equities Fund, International Government Bond Fund, International Growth I Fund, Large Cap Growth Fund, Mid Cap Index Fund, Money Market I Fund, Nasdaq-100(R) Index Fund, Science & Technology Fund, Small Cap Fund, Small Cap Index Fund, Social Awareness Fund, Stock Index Fund, and Value Fund), as of May 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting VALIC Company I as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ ERNST & YOUNG LLP

July 22, 2004

                                                                            127
                       DIRECTOR INFORMATION (Unaudited)
May 31, 2004



                                                                                                           Number of
                                                                                                            Funds in
                                 Position    Term of Office                                               Fund Complex
Name, Birth Date                 Held With    and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served (4) Principal Occupations During Past Five Years Director (2)
------------------------------ ------------- --------------- -------------------------------------------- ------------
Independent Directors
Dr. Judith L. Craven             Director          1998-       Retired.                                        70
  DOB: October 6, 1945                           Present










-----------------------------------------------------------------------------------------------------------------------
William F. Devin                 Director          2001-       Retired.                                        70
  DOB: December 30, 1938                         Present


-----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner             Director          1998-       Professor and Head, Department of               37
  DOB: July 15, 1949                             Present       Neuroscience, and Visscher Chair of
                                                               Physiology, University of Minnesota
                                                               (1999-Present). Formerly, Director,
                                                               Graduate Program in Neuroscience,
                                                               University of Minnesota (1995-1999);
                                                               Professor of Neurosurgery, University of
                                                               Minnesota (1980-1999); Consultant to
                                                               EMPI Inc. (1994-1995); and Medtronic
                                                               Inc. (1997-1998).

-----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.   Director          1998-       Municipal Court Judge, Dallas, Texas            37
  DOB: July 27, 1940                             Present       (1995-Present).

-----------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman             Director          1984-       President Emeritus, Rice University,            37
  DOB: March 2, 1912                             Present       Houston, Texas (1985-Present).


-----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster           Director          1984-       Pastor Emeritus and Director of Planned         37
  DOB: December 15, 1923                         Present       Giving, First Presbyterian Church
                                                               (1997-Present).

-----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery                Director          2001-       Vice President of Massachusetts Capital         37
  DOB: December 30, 1949                         Present       Resources Company (1982-Present).


-----------------------------------------------------------------------------------------------------------------------
Ben H. Love                      Director          1993-       Retired.                                        37
  DOB: September 26, 1930                        Present

-----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.          Director          1998-       President, Meharry Medical College,             37
  DOB: October 28, 1946                          Present       Nashville, Tennessee (1994-Present).


-----------------------------------------------------------------------------------------------------------------------



 Other Directorships Held by
        Director (3)
------------------------------

Director, A.G. Belo
Corporation, a media company
(1992-Present); Director
SYSCO Corporation, a food
marketing and distribution
company (1996-Present);
Director, Luby's, Inc., a
restaurant chain (1998-
Present); Director, University
of Texas Board of Regents
(2001-Present).

------------------------------
Member, Board of Governors,
Boston Stock Exchange (1985-
Present).

------------------------------
None.










------------------------------
None.


------------------------------
Chairman--Scientific Advisory
Board for The Robert A. Welch
Foundation (1983-Present).

------------------------------
None.



------------------------------
Director, Board of Overseers,
Newton Wellesley Hospital
(1996-Present).

------------------------------
None.


------------------------------
Director, Monarch Dental
Corporation (1997-Present);
Director, Pinnacle Financial
Partners, Inc. (2000-Present).
------------------------------

128
                 DIRECTOR INFORMATION (Unaudited) - CONTINUED
                                                                   May 31, 2004


                                                                                                    Number of
                                                                                                     Funds in
                          Position    Term of Office                                               Fund Complex
Name, Birth Date          Held With    and Length of                                               Overseen by
and Address*            VALIC Complex Time Served (4) Principal Occupations During Past Five Years Director (2)
----------------------- ------------- --------------- -------------------------------------------- ------------
Interested Directors
Paige T. Davis (1)        Director          2002-       Formerly, Regional Manager, VALIC               37
  DOB: July 4, 1943                       Present       (1976-2001).









----------------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)      Director          2001-       President, CEO and Director, AIG                79
  DOB: January 23, 1954                   Present       SunAmerica Asset Management Corp.
                                                        ("SAAMCo.") (August 1995 to present);
                                                        Director, AIG SunAmerica Capital
                                                        Services, Inc. ("SACS") (August 1993 to
                                                        present).
----------------------------------------------------------------------------------------------------------------




 Other Directorships Held by
        Director (3)
------------------------------

Director, Maryland African
American Museum
Corporation (1999-Present);
Director, Maryland Racing
Commission (1996-Present);
Director, Morgan State
University Foundation, Inc.
(1998-Present); Director,
Maryland Health and Higher
Education Facilities Authority
(1987-Present).
------------------------------
None.





------------------------------------------------------
* The business address for each Director is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current or former employment by VALIC (Mr. Davis) or SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo or an affiliated person of SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Directors serve until their successors are duly elected and qualified.

   Additional Information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

                                                                            129
          VALIC COMPANY I - SHAREHOLDER TAX INFORMATION (Unaudited)


 Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund's income and distributions for the year ended May 31, 2004.

 During the year ended May 31, 2004, the Funds paid the following dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations :

                                             Net           Net                                Qualifying % for the
                                 Total     Ordinary     Long-term     Foreign      Foreign       70% Dividends
Fund                           Dividends    Income    Capital Gains Tax Credit* Source Income  Received Deduction
----------------------------- ----------- ----------- ------------- ----------- ------------- --------------------
Asset Allocation............. $ 4,831,632 $ 3,159,113  $ 1,672,519   $     --    $       --           29.71%
Capital Conservation.........   3,511,397   2,580,002      931,395         --            --             N/A
Core Equity..................   5,424,008   5,424,008           --         --            --          100.00
Government Securities........  15,803,843   8,907,593    6,896,250         --            --             N/A
Growth & Income..............   1,044,004   1,044,004           --         --            --          100.00
Income & Growth..............   3,454,005   3,454,005           --         --            --          100.00
International Equities.......   2,726,004   2,726,004           --    369,868     2,893,897            1.72
International Government Bond   7,718,196   6,687,669    1,030,527         --            --             N/A
International Growth I.......   3,050,011   3,050,011           --    818,538     5,650,795            0.01
Mid Cap Index................  22,375,176  11,373,016   11,002,160         --            --           69.77
Money Market.................   2,453,053   2,453,053           --         --            --             N/A
Small Cap Index..............   3,221,002   3,221,002           --         --            --           99.63
Social Awareness.............   3,504,007   3,504,007           --         --            --          100.00
Stock Index..................  68,268,966  56,550,544   11,718,422         --            --          100.00
Value........................     131,002     131,002           --         --            --          100.00

 The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003, which will be made available after the end of the calendar year.

*The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

130
             VALIC COMPANY I - COMPARISONS: PORTFOLIOS VS. INDEXES


In the following pages, we have included graphs that compare the Fund's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VCI Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the insurance company expenses associated with the variable annuity contract. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

                                                                            131
            ASSET ALLOCATION FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGEMENT OVERVIEW

A discussion with AIG Investment Corp.

The Fund returned 11.88% for the year ended May 31, 2004, underperforming its benchmark the S&P 500. However, the Fund outperformed its custom benchmark (55% S&P 500, 35% Lehman Aggregate Bond and 10% NY 30 Day Primary CD Rate) for the period.

The Asset Allocation portfolio is constructed to take advantage of equity versus bond returns. The Fund allocates its money between stock, bonds and cash. The allocation is dynamic and is evaluated monthly. The underlying bond portion is a total return oriented portfolio. The underlying equity portion is a highly diversified large cap portfolio. Each portion is managed separately and while the overall allocation is monitored daily and kept in line with the target allocation. Every month a target allocation is identified through a quantitative asset allocation model. The target allocation is then reviewed by investment professionals and confirmed.

Throughout the year, the equity portfolio has added value through stock selection. Stocks that have contributed to excess return on the equity side are Black & Decker, National Semiconductor and Symantec. Stocks that detracted from the equity portion of the portfolio are Delta Airlines, Wyeth and Century Telephone. On the fixed income side, holdings in General Motors, Sprint and Ford contributed to excess returns. Bonds from Johnson & Johnson, Citigroup and Illinois State Pension detracted from performance.

                                    [CHART]

                          Growth of $10,000 Investment

              Assest Allocation Fund    S & P 500/R/ Index*       Blended Index*
              ----------------------     ------------------       -------------
5/94                $10,000                   $10,000               $10,000
5/95                 11,243                    12,019                11,554
5/96                 13,256                    15,436                13,524
5/97                 15,363                    19,978                16,111
5/98                 18,733                    26,107                19,530
5/99                 21,023                    31,600                22,232
5/00                 22,421                    34,911                23,823
5/01                 21,870                    31,227                23,585
5/02                 20,651                    26,903                22,467
5/03                 20,916                    24,732                22,475
5/04                 23,232                    29,264                24,671



For the year ended May 31, 2004, the Asset Allocation Fund returned 11.08% compared to 18.32% for the S&P 500(R) Index and 9.77% for the Blended Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

*The Blended Index for Asset Allocation Fund consists of 55% S&P 500(R) Index,
 35% Lehman Brothers Aggregate Bond Index, and 10% NYC 30 Day Day Primary CD
 Rate.

Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
11.08%          2.02%           8.80%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

132
            BLUE CHIP GROWTH FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a solid gain for the year ended May 31, 2004, slightly underperforming the S&P 500's 18.32% return. It is not surprising that in the first year of a market expansion the more speculative companies (those lacking fundamental value and/or not generating earnings) led the markets. During the past 12 months, small-caps easily outpaced their large-cap counterparts, and mega-caps lagged significantly. The portfolio was underweight mega-caps (greater than $50 billion), which benefited relative results. However, an underweight in smaller names (less than $10 billion) detracted as the group experienced strong returns.

At the end of May, the portfolio held more than 20% of assets in financials, its second largest sector allocation and an overweight versus the S&P 500. Financial stocks, especially those in the mortgage-related and insurance industries, were the largest relative performance detractors. Bank holdings generated strong returns during the year due in part to consolidation but our underweight position in this area hurt relative returns. Increasing fears surrounding rising interest rates have weighed on market-sensitive financials recently. An underweight in oil companies detracted from performance as these companies benefited from rising oil prices. It is important to note that the fund's sector allocations are purely the result of our bottom up stock picking.

Stock selection was the most significant factor in the fund's underperformance. Despite posting strong returns, insurers weighed on relative results due to losses in Marsh & McLennan as a result of the Putnam scandal. We eliminated Travelers Property Casualty during the period, but it still detracted from performance. Within the banking industry, the portfolio was hurt by not holding target banks like Bank One and FleetBoston Financial, which advanced sharply on merger announcements. Freddie Mac and Fannie Mae also weighed on relative performance. Oil companies benefited from rising oil prices throughout the year and not holding ChevronTexaco and ConocoPhillips detracted from relative results.

                                    [CHART]

                          Growth of $10,000 Investment

                Blue Chip Growth Fund      S & P 500/R/ Index*
                ---------------------      ------------------
11/00                 $10,000                   $10,000
 5/01                   8,586                     8,852
11/01                   7,891                     8,086
 5/02                   7,279                     7,627
11/02                   6,467                     6,751
 5/03                   6,808                     7,011
11/03                   7,489                     7,768
 5/04                   7,911                     8,296


For the year ended May 31, 2004, the Blue Chip Growth Fund returned 16.20% compared to 18.32% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
16.20%                  -6.34%

*Inception date of Fund: November 1, 2000

Past performance is not predictive of future results. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                                                            133
          CAPITAL CONSERVATION FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

Market conditions exerted varying influences on the Fund over the course of the year. At the beginning of the period, the U.S. Treasury market was in the midst of a rally that saw U.S. Treasury 10 year rates touch 3.1% on June 13, 2003. This was driven by an anemic economic recovery coupled with statements from the Federal Reserve that indicated that the risk of deflation was a real threat. Nevertheless, the market quickly reversed course after the Federal Reserve disappointed markets with a 25 basis point reduction as opposed to the widely expected 50 basis point reduction. The market reversal proved rapid as 10 year rates reached 4.4% by the end of July of 2003, a full 1.3% above their June lows. The U.S. Treasury market established a range of 3.90% to 4.6% for the remainder of 2003, as volatility moved lower.

The new year saw Treasury rates move lower, as the 10 year note reached 3.68% in March of 2004, driven by disappointing payroll numbers which painted the possibility of an economic lapse. Such fears were quickly eased as payrolls started to register robust growth, while signs of inflation began to appear. The U.S. Treasury market quickly retreated from its near term heights as 10 year rates moved back above 4%. Spread sectors haven't fared well so far in 2004. In fact, the Lehman Credit Index has posted a negative return thusfar in 2004.

Overall, positive contributions came from both sector and security selection while duration was a detractor from performance. Specifically, the treasury, agency and mortgage backed sectors were positive contributors. In addition, positive contribution was delivered by security selection in both Yankee bonds (dollar-denominated bonds issued in U.S. by foreign corporations, banks and governments) and industrials. Security selection in agencies, mortgage backs and banks hindered performance.

                                    [CHART]

                          Growth of $10,000 Investment

          Capital Conservation Fund     Lehman Brothers Aggregate Bond Index*
          -------------------------     ------------------------------------
5/94              $10,000                           $10,000
5/95               11,180                            11,149
5/96               11,561                            11,637
5/97               12,458                            12,605
5/98               13,798                            13,981
5/99               14,247                            14,588
5/00               14,265                            14,895
5/01               16,169                            16,847
5/02               17,159                            18,213
5/03               19,099                            20,321
5/04               18,942                            20,231



For the year ended May 31, 2004, the Capital Conservation Fund returned -0.82% compared to -0.44% for the Lehman Brothers Aggregate Bond Index.

*The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
-0.82%          5.86%           6.60%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

134
              CORE EQUITY FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGEMENT OVERVIEW

A discussion with WM Advisors, Inc. (co-subadviser)

U. S. equity markets favored small cap stocks over large cap stocks during the past 12 months. Within the Fund's benchmark (S&P 500(R) Index), the bottom quartile of stocks by size outperformed the top quartile of stocks by nearly 1,100 basis points. In spite of more than 90% of the Fund's holdings being in large cap stocks (greater than $9 billion market cap), the portion of the Core Equity Fund managed by WM Advisors outperformed its benchmark by 110 basis points.

Sector allocation was a 40 basis point detriment to Fund performance versus that of the S&P 500(R) Index. Positive relative performance came from being underweight the Telecommunications sector and from owning more than the benchmark in the Energy sector. Negative relative performance was produced by the Fund's underweight holdings in the Materials and Information Technology sectors and by overweight positions in Health Care and Utilities.

Stock selection was responsible for the Fund's entire relative outperformance during the period. Motorola, the Fund's best performing stock, advanced by 102%. In our Industrial sector holdings, Tyco was up 55% and Boeing appreciated 45%. Consumer Staples stocks also added to relative performance, led by Avon (+43%) and Kimberly Clark (+28%). In the Health Care sector, Guidant and Baxter appreciated 31% and 19%, respectively. Our Financial holdings benefited from a takeover of FleetBoston (+45%) and from good performance at Allstate (+22%). The major detractors to performance were concentrated in the Consumer Discretionary sector. Viacom shares declined - 15% as its radio stations were hurt by an industry-wide decline in advertising revenues and Mattel gave back 12% based on a projected sales shortfall in its Barbie segment.

A discussion with Wellington Management Company, LLP (co-subadviser)

The portion of the Core Equity Fund managed by Wellington Management slightly underperformed its benchmark, the S&P 500(R) Index, during the 12-month period ended May 31, 2004. Relative to the benchmark, the Fund outperformed based on sector allocation. However, security selection offset those gains resulting in the underperformance over the full year. The fund's absolute performance was driven primarily by relative gains in allocation to Materials, Telecom, Energy, Utilities, Industrials, and Consumer Staples. The fund is positioned to take advantage of the improving economy by increasing exposure to the more cyclical industries. This approach paid off as the Fund had overweight positions in Information Technology, Industrials, and Materials, three of the strongest performing sectors in the benchmark for the year ended May 31. In terms of individual stocks, Intel, Cisco Systems, and Citigroup, were the biggest contributors to absolute performance.

Offsetting these positive results was somewhat weaker stock selection in the Consumer Discretionary and Health Care sectors. The Pharmaceutical company Wyeth was the largest individual detractor from absolute returns. Wyeth declined due to ongoing litigation related to their diet drug. The Fund continued to own Wyeth at the end of the period, based on the strength of their current product line-up.

                                    [CHART]

                          Growth of $10,000 Investment

                   Core Equity Fund     S & P 500/R/ Index*
                   ----------------     ------------------
5/94                    $10,000             $10,000
5/95                     11,625              12,019
5/96                     17,143              15,436
5/97                     18,685              19,978
5/98                     23,807              26,107
5/99                     27,188              31,600
5/00                     27,448              34,911
5/01                     24,259              31,227
5/02                     20,273              26,903
5/03                     18,695              24,732
5/04                     21,941              29,264



For the year ended May 31, 2004, the Core Equity Fund returned 17.36% compared to 18.32% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
17.36%         -4.20%           8.17%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                                                            135
         GOVERNMENT SECURITIES FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

Market conditions exerted varying influences on the Fund over the course of the year. At the beginning of the period, the U.S. Treasury market was in the midst of a rally that saw U.S. Treasury 10 year rates touch 3.1% on June 13, 2003. This was driven by an anemic economic recovery coupled with statements from the Federal Reserve that intimated that the risk of deflation was a real threat. Nevertheless, the market quickly reversed course after the Federal Reserve disappointed markets with a 25 basis point reduction as opposed to the widely expected 50 basis point reduction. The market reversal proved rapid as 10 year rates reached 4.4% by the end of July of 2003, a full 1.3% above their June lows. The U.S. Treasury market established a range of 3.90% to 4.6% for the remainder of 2003, as volatility moved lower.

The new year saw Treasury rates move lower, as the 10 year note reached 3.68% in March of 2004, driven by disappointing payroll numbers which painted the possibility of an economic lapse. Such fears were quickly eased as payrolls started to register robust growth, while signs of inflation began to appear. The U.S. Treasury market quickly retreated from its near term heights as 10 year rates moved back above 4%.

Overall, positive contributions came from both sector and security selection while duration was a detractor from performance. Also assisting performance were investments in mortgage backed securities and industrials, which are not included in the Fund's benchmarks. Agencies were a negative contributor to the portfolio during the period.

                                    [CHART]

                 Growth of $10,000 Investment

                 Government      Lehman Brothers Government
              Securities Fund           Bond Index*
              ---------------    --------------------------
5/94              $10,000               $10,000
5/95               11,043                11,095
5/96               11,410                11,536
5/97               12,201                12,410
5/98               13,495                13,804
5/99               13,977                14,416
5/00               14,221                14,842
5/01               15,960                16,592
5/02               17,263                17,886
5/03               19,505                20,299
5/04               18,842                19,839





For the year ended May 31, 2004, the Government Securities Fund returned -3.40% compared to -2.27% for the Lehman Brothers Government Bond Index.

*The Lehman Brothers Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
-3.40%          6.15%           6.54%

Past performance is not predictive of future performance. The Fund's return reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

136
            GROWTH & INCOME FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Fund lagged its benchmark for the fiscal period. A prime contributor of this underperformance was the outperformance of lower capitalization, lower quality securities in the S&P 500 during the June 2003-February 2004 time frame. Our portfolio was comprised of higher capitalization, higher quality stocks which, while delivering strong performance, lagged the other components of the S&P 500(R) Index.

Sector decisions contributed positively at the portfolio level. Specifically, an overweight in Industrials and an underweight in Financials contributed positively to the portfolio's performance. An overweight position in Information Technology versus the S&P 500 and an underweight in Healthcare detracted from performance.

Positions in Intel, Nextel Communications, Capital One Financial, Cisco Systems, and Tyco International contributed positively to performance, while Guidant, BJ Services, Freddie Mac, Merck and Solectron all detracted from performance.

                                    [CHART]

                          Growth of $10,000 Investment

            Growth & Income Fund     S & P 500/R/ Index*
            --------------------     ------------------
5/94              $10,000                 $10,000
5/95               11,335                  12,019
5/96               15,285                  15,436
5/97               17,896                  19,978
5/98               21,453                  26,107
5/99               25,082                  31,600
5/00               27,508                  34,911
5/01               24,507                  31,227
5/02               21,739                  26,903
5/03               19,265                  24,732
5/04               22,043                  29,264



For the year ended May 31, 2004, the Growth & Income Fund returned 14.33% compared to 18.32% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
14.33%         -2.55%           8.22%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                                                            137
                 GROWTH FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with Putnam Investment Management, LLC

During the fiscal year ended May 31, 2004, equity markets moved steadily higher through February of 2004 on improving economic conditions and robust corporate earnings before correcting somewhat in the face of the threat of higher interest rates and a worsening situation in the Mideast. The equity market's overall advance contributed to robust absolute returns for the period.

For the fiscal year ended May 31, 2004, the Growth Fund's portfolio underperformed its benchmark, primarily due to the unrewarded stock selection in the technology and healthcare sectors. Strong stock selection in consumer staples and basic materials offset some of the loss.

Sector weighting decisions detracted from the portfolio's relative performance, primarily in health care (where we were underweight strong-performing Zimmer and Stryker, in medical technology) and in technology (where we were overweight the weaker-than-average computer and software areas).

Within technology, the electronic area detracted most, as we avoided a soaring Motorola and were underweighted Texas Instruments early in the year, when it performed best. An overweight position in QLogic also detracted. Within health care, stock selection detracted in pharmaceuticals (Johnson & Johnson, underweight strong Eli Lilly), biotechnology (Amgen), and health care services (drug distributor AmericsourceBergen). Stock selection in communications services also detracted (overweight weak Century Tel, underweight AT&T Wireless, which is being acquired by Cingular).

Stock selection in consumer staples was very beneficial, especially in the schools/education area (overweight Career Education and Apollo Group). The beverage area also contributed relatively due to overweighting strong-performance Coca-Cola Enterprises and underweighting weak Coca-Cola. Adept stock selection in metals (Freeport McMoRan), within the basic material, also contributed to relative results.

                                    [CHART]

                          Growth of $10,000 Investment

                Growth Fund     S&P 500/R/ Index*      Russell 1000/R/ Growth**
                -----------      ----------------       ----------------------
10/00            $10,000            $10,000                   $10,000
11/00              8,070              9,173                     8,123
 5/01              6,460              8,815                     6,905
11/01              5,560              8,052                     6,271
 5/02              4,700              7,594                     5,464
11/02              4,160              6,722                     4,849
 5/03              4,210              6,981                     5,035
11/03              4,660              7,735                     5,661
 5/04              4,750              8,261                     5,943


For the year ended May 31, 2004, the Growth Fund returned 12.83% compared to 18.32% for the S&P 500(R) Index and 18.02% for the Russell 1000(R) Growth Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

**The Russell 1000 Growth(R) Index is constructed to provide a comprehensive and unbiased barometer of the large-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap growth manager's opportunity set.












Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
12.83%                 -18.39%

*Inception date of Fund: October 2, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

138
            HEALTH SCIENCES FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Fund outperformed its benchmark and Lipper peer group for the year ended May 31, 2004, aided by strong stock selection among biotechnology and pharmaceuticals stocks. Underweighting the pharmaceuticals industry helped returns. The Fund's underweight in healthcare equipment and heavier allocation to the biotechnology industry detracted from results.

Strong stock selection in the biotechnology industry (approximately 40% of assets) was led by overweight positions in ImClone Systems and Onyx Pharmaceuticals. ImClone recently received FDA approval for Erbitux, its colorectal cancer treatment, and the strong start to the product's launch drove significant earnings growth. ImClone also is conducting late-stage trials to expand the product's label. Onyx is partnered with Bayer in the development of its late-stage cancer compound, which has shown strong efficacy in treating kidney cancer and also could help treat other cancers. An overweight position in Trimeris hurt returns. Trimeris declined on investors' concerns related to slow sales of Fuzeon, the company's anti-HIV drug.

In the pharmaceutical industry (approximately 23% of assets), stock selection was positive. Our underweight of Merck and overweight of oncology-focused biopharmaceutical company MGI Pharma were top contributors to relative returns. MGI received approval for Aloxi, which is effective in preventing both acute and delayed chemotherapy-induced nausea in cancer patients.

In the services sector (approximately 20% of assets), above-average allocations to pharmacy benefits provider Omnicare and health care provider UnitedHealth contributed to performance. Our avoidance of Tenet Healthcare--a sizable position in the benchmark--also helped, but avoiding benchmark holding Aetna detracted.

The healthcare equipment sector represents approximately 15% of assets. Underweighting Medtronic and overweighting Aspect Medical Systems helped returns.

                                    [CHART]

                          Growth of $10,000 Investment

        Health Sciences Fund           S & P 500/R/ Index*
        --------------------           ------------------
11/00         $10,000                       $10,000
 5/01           8,940                         8,852
11/01           9,151                         8,086
 5/02           7,759                         7,627
11/02           6,938                         6,751
 5/03           7,989                         7,011
11/03           8,760                         7,768
 5/04          10,072                         8,296


For the year ended May 31, 2004, the Health Sciences Fund returned 26.07% compared to 18.32% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
26.07%                  0.20%

*Inception date of Fund: November 1, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                                                            139
            INCOME & GROWTH FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

For the one-year period ended May 31, 2004, the Income & Growth Fund advanced and outperformed its benchmark, the S&P 500(R) Index.

The U.S. stock market rallied sharply during the one-year period. The driving force behind the market's strong performance was the emergence of a healthy economic recovery fueled by low interest rates and federal tax cuts. In the third quarter of 2003, the U.S. economy enjoyed its strongest quarterly growth rate in nearly 20 years. By the end of the period, the final piece of the economic puzzle--a rebound in job growth--had fallen into place. The improving economy provided a lift to corporate profit growth, which in turn boosted stock prices.

Every sector within the portfolio posted positive results during the one-year period. The top contributors to performance were sectors that typically benefit the most from an economic recovery--technology, financial, consumer discretionary, and energy stocks. The weakest returns came from the healthcare and telecommunications sectors of the portfolio.

Stock selection was the key to the portfolio's outperformance of the benchmark S&P 500(R) Index. We avoid making big bets on economic sectors, focusing instead on selecting individual stocks that appear attractive relative to their peers. Our rigorous process evaluates stocks based on a balanced set of growth and value criteria, with a modest tilt toward value.

Our stock selection paid off the most in energy stocks, which benefited from a sharp rise in the price of oil. Three of the top ten performance contributors--both on an absolute basis and relative to the S&P 500--were oil & gas companies, including Sunoco, Marathon Oil, and ChevronTexaco (a top ten holding as of May 31, 2004).

Utilities were another segment of the market where our stock selection worked well. Overweight positions in electric utilities TXU and Edison International, both of which gained more than 50% during the period, boosted performance relative to the benchmark index.

Stock selection also proved favorable among consumer discretionary stocks, particularly retailers and automobile manufacturers. The top performance contributor--on an absolute basis and relative to the S&P 500--was Federated Department Stores, which was also one of the largest overweights in the portfolio. Ford Motor Company, another sizable overweight, posted excellent results. However, one of the worst relative performers in the portfolio also came from this sector--film products maker Eastman Kodak, which declined during the period.

Stock selection detracted from relative performance in three key sectors--industrials, technology, and healthcare. The culprits were primarily stocks that performed well but were underrepresented in the portfolio compared with the S&P 500. In the industrial sector, underweights in strong performers 3M, Boeing, and Caterpillar weighed on relative performance. Yahoo, Motorola, and Qualcomm--three technology stocks that returned better than 100% during the past year--comprised relatively small positions in the portfolio. The portfolio also avoided pharmaceutical company Eli Lilly and medical products maker Boston Scientific, both of which posted healthy returns.

                                    [CHART]

                          Growth of $10,000 Investment

        Income & Growth Fund    S & P 500/R/ Index*
        --------------------    ------------------
12/00         $10,000                $10,000
 5/01           9,640                  9,463
11/01           8,782                  8,644
 5/02           8,620                  8,153
11/02           7,623                  7,216
 5/03           7,942                  7,495
11/03           8,846                  8,304
 5/04           9,463                  8,868


For the year ended May 31, 2004, the Income & Growth Fund returned 19.16% compared to 18.32% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
19.16%                  -1.57%

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

140
         INTERNATIONAL EQUITIES FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGERS OVERVIEW

A discussion with AIG Global Investment Corp.

This portfolio is quantitatively managed. During the fiscal year ending May 31, 2004, the portfolio lagged its benchmark, the MSCI EAFE Index. Our portfolio strategy with regard to country selection stayed unchanged during the year. The top three performing countries during the period were Greece, Austria and Norway; the bottom three countries were the Netherlands, Italy and Finland.

Throughout the world, stock movements during the quarter were dominated by strong advances in percentage terms by previously depressed stocks. The three top performing sectors were technology, capital goods and consumer durables. The three lowest performing sectors, consumer durables, energy and utilities, all produced double-digit absolute return during the period.

                                    [CHART]

                          Growth of $10,000 Investment

             International Equities Fund              MSCI EAFE Index*
             ---------------------------              ---------------
5/94                   $10,000                           $10,000
5/95                    10,492                            10,493
5/96                    11,660                            11,613
5/97                    12,563                            12,489
5/98                    13,809                            13,876
5/99                    14,420                            14,481
5/00                    17,017                            16,964
5/01                    13,684                            14,041
5/02                    12,225                            12,693
5/03                    10,191                            11,132
5/04                    12,818                            14,768


For the year ended May 31, 2004, the International Equities Fund returned 25.78% compared to 32.66% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia, and the Far
 East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
25.78%         -2.33%           2.51%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                                                            141
     INTERNATIONAL GOVERNMENT BOND FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

Government bonds traded in wide yield ranges as markets assessed the strength of economic growth around the globe as well as potential shocks to activity from rising geopolitical risks in the Middle East. Benchmark 10-year US Treasury bonds (which acted as a proxy for yield movements in International bond markets) displayed three clear trends during the review period. Having fallen to a low of 3.1% in June 2003 (as the US Federal Reserve cut the key funds rate to 1% in light of sluggish growth prospects and benign inflation pressures), a sharp correction ensued as allied forces secured victory in Iraq. The 150 basis point correction higher in yields occurred rapidly with the Fund taking little opportunity to position underweight duration. With growth prospects in the US appearing brighter the Fund began to underweight duration through the final quarter of 2003. This strategy underperformed as yields fell lower into the first quarter 2004. As evidence rose however that US job growth was accelerating, yields again corrected to end the reporting period at a high of 4.85% with the Fund exploiting an underweight duration strategy during this period.

The emerging market portion of the portfolio exhibited similar behavior. Emerging market spreads traded in a wide range over the reporting period as the markets moved from trading deflation risks, to ample liquidity from the Federal Reserve due to a slow economy as far as the eye could see, to a strengthened US economy with increasing inflation risks. Spreads on emerging market debt began the year close to 550 basis points over treasuries, touched a low of 380 basis points at the beginning of January and closed out the year just over 500 basis points over treasuries. External markets have been a big driver of spreads as the search for yield in a low yielding global environment pushed investors down the credit curve, with emerging market debt being a big beneficiary of this inflow.

Country allocation strategy provided excess return versus benchmark as the Fund overweighted the Euroarea versus Japan, the US cyclical growth progress in Euroland proved to be behind that displayed by the US, and bond markets outperformed in the rising yield environment. Currency strategy drew mixed results for the Fund's total return which was driven by a fundamentally negative view on the US dollar in light of the US financing requirements of the current account.

                                 [CHART]

                       Growth of $10,000 Investment

        International           JP Morgan
         Government          Government Bond
         Bond Fund             Index Plus*           Blended Index**
        -------------        ---------------         --------------
5/94      $10,000                $10,000               $10,000
5/95       12,323                $11,774                11,409
5/96       12,088                $12,064                12,644
5/97       12,225                $12,664                14,319
5/98       12,548                $13,512                15,328
5/99       13,351                $14,228                15,582
5/00       12,759                $14,045                16,438
5/01       12,190                $14,200                17,373
5/02       13,423                $15,304                18,452
5/03       16,907                $19,117                23,274
5/04       17,262                $19,816                24,096

For the year ended May 31, 2004, the International Government Bond Fund returned 2.10% compared to 3.65% for the JP Morgan Government Bond Index Plus and 3.53% for the Blended Index.

*The JP Morgan Government Bond Index Plus measures the performance of leading government bond markets based on total return in U.S. currency. It includes only traded issues.

**The Blended Index is a blend of 70% JP Morgan Government Bond Index Plus and
  30% JP Morgan Emerging Markets Bond Index Plus. The Emerging markets Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
2.10%           5.27%           5.61%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

142
         INTERNATIONAL GROWTH I FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The Fund advanced 22.57% during the year ending May 31, 2004, while its benchmark, the Morgan Stanley Capital International EAFE Index, returned 32.66%.


Regardless of economic or market conditions, we build a portfolio one stock at a time through a process that includes detailed research of companies. During the year covered in this report, we continued to search for companies showing sustainable improvement in earnings and revenue.


While all 10 sectors in the Fund contributed to the portfolio's absolute performance, only three outperformed the index.

The portfolio's overweight stake in the telecommunications services sector registered the period's best relative performance, outperforming the MSCI EAFE Index on the strength of its wireless holdings. Mobile Telesystems, a mobile-phone company in Eastern Europe, and America Movil, a wireless company in Latin America, provided the largest contributions to the portfolio relative to the index.

The Fund's overweight complement of information technology holdings also beat the benchmark, led by Yahoo Japan in the Internet software industry.

The portfolio also benefited on a relative basis from its semiconductor holdings, with Tokyo Electron, which makes equipment used to manufacture semiconductors, registering the best performance in the industry versus the index.

At the other end of the spectrum, the financial sector, the Fund's largest stake, detracted most from relative performance. The commercial banks industry led the retreat against the index, with Italy's Bca Intesa and Japan's Mizuho Financial Group among the banks that slowed the portfolio's relative performance. The Fund did not have exposure to Mizuho, and its advance during the period boosted the index, but not the portfolio.


On average during the period, the portfolio's largest stakes were in Japan, the United Kingdom and France. China and Austria were the top-contributing countries on a relative basis, while Japan, the United Kingdom and Italy detracted most.

                                    [CHART]

                          Growth of $10,000 Investment

        International Growth I Fund            MSCI EAFE Index*
        ---------------------------            ---------------
12/00             $10,000                          $10,000
 5/01               8,345                            8,977
11/01               7,213                            7,874
 5/02               7,297                            8,116
11/02               6,232                            6,890
 5/03               6,230                            7,117
11/03               7,098                            8,559
 5/04               7,624                            9,442


For the year ended May 31, 2004, the International Growth I Fund returned 22.57% compared to 32.66% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia and Far East
 Index (MSCI EAFE) Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
22.57%                  -7.51%

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                                                            143
            LARGE CAP GROWTH FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Fund lagged its benchmark for the fiscal period. A prime contributor of this underperformance was the outerperformance of lower capitalization, lower quality securities in the S&P 500 during the June 2003-February 2004 time frame. Our portfolio was comprised of higher capitalization, higher quality stocks which, while delivering strong performance, lagged the other components of the S&P 500(R) Index.

Sector decisions contributed positively at the portfolio level. Specifically, an overweight in Consumer Discretionary versus the S&P 500 and an underweight in Utilities versus the benchmark contributed positively to the portfolio's performance. An overweight in Healthcare versus the S&P 500 and an underweight in Consumer Staples versus the benchmark detracted from performance.

Positions in Cisco Systems, eBay, Intel, Nextel Communications, and Capital One Financial contributed positively to performance, while Amgen, Solectron, Guidant, Sharper Image, and BJ Services all detracted from performance.

                                    [CHART]

                          Growth of $10,000 Investment

        Large Cap Growth Fund        S & P 500/R/ Index*
        ---------------------        ------------------
12/00          $10,000                    $10,000
 5/01            7,430                      9,463
11/01            6,870                      8,644
 5/02            6,200                      8,153
11/02            5,362                      7,216
 5/03            5,453                      7,495
11/03            6,094                      8,304
 5/04            6,234                      8,868


For the year ended May 31, 2004, the Large Cap Growth Fund returned 14.31% compared to 18.32% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
14.31%                 -12.71%

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

144
             MID CAP INDEX FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between the Fund and the S&P MidCap 400(R) Index. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark index. In addition, we use index derivatives (futures) to manage cash flow and keep the fund as close to 100% invested as possible.

Our investment decisions are dictated by the index provider's decisions to add, delete or change the weighting of an index component. While we do have discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and therefore, we attempt to implement all index changes coincident with the index.

The three top performing sectors in the S&P MidCap 400(R) Index during the period were consumer staples, industrials and healthcare. The bottom three sectors were materials, utilities and energy.

Windriver Systems, Copart and Cognizant were the best performing stocks in the index. First Health, Labranche and McData were the three worst performing stocks, all with double-digit negative returns.

                                    [CHART]

                     Growth of $10,000 Investment

        Mid Cap Index Fund   S & P MidCap 400/R/ Index*
        ------------------   -------------------------
5/94         $10,000                 $10,000
5/95          11,326                  11,350
5/96          14,508                  14,580
5/97          17,045                  17,236
5/98          22,093                  22,385
5/99          24,724                  25,052
5/00          30,004                  30,428
5/01          33,038                  33,751
5/02          33,711                  34,558
5/03          30,509                  31,397
5/04          38,510                  39,788


For the year ended May 31, 2004, the Mid Cap Index Fund returned 26.22% compared to 26.72% for the S&P MidCap 400(R) Index.

*The S&P MidCap 400(R) Index is an index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
26.22%          9.27%           14.43%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                                                            145
             MONEY MARKET I FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

In June 2003, the Federal Open Market Committee policy makers lowered the federal funds rate by 25 basis points to 1.00%. This decision was not welcomed by the fixed income markets as most participants were anticipating a 50 basis point reduction. However, despite very strong economic growth, inflationary pressures remained non-existent. This, along with extremely disappointing job growth, caused money market yields to decline.

Sector selection had little impact on the portfolio. Instead, value was added through our active management of the Fund's duration. The Fund's weighted average to maturity has been consistently longer than the Donoghue Money Market Average.

Throughout the period the short end of the yield curve has been quite flat. We have employed a barbell approach to structure the portfolio, investing in securities from 1 month to 13 months maturities. This allowed us to compensate for the very low yields while maintaining liquidity.

146
          NASDAQ-100(R) INDEX FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between the Fund and the Nasdaq 100. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark index. In addition, we use index derivatives (futures) to manage cash flow and keep the fund as close to 100% invested as possible.

Our investment decisions are dictated by the index provider's decisions to add, delete or change the weighting of an index component. While we do have discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and therefore, we attempt to implement all index changes coincident with the index.

The three top performing sectors in the Nasdaq 100 Index during the period were telecommunication services, industrials and information technology. The bottom three sectors were consumer staples, health care and energy.

Research in Motion, Career Education and Yahoo were the best performing stocks in the index during the period. Qlogic, First Health and Level 3 Communications were the three worst performing stocks, all with double-digit negative returns.

                                    [CHART]

                          Growth of $10,000 Investment

         Nasdaq-100/R/ Index
              Fund               Nasdaq-100/R/ Index*
          ------------------     -------------------
10/00         $10,000                 $10,000
11/00           7,050                   7,020
 5/01           5,099                   5,043
11/01           4,508                   4,473
 5/02           3,406                   3,387
11/02           3,136                   3,130
 5/03           3,366                   3,363
11/03           3,997                   4,004
 5/04           4,117                   4,126


For the year ended May 31, 2004, the Nasdaq-100(R) Index Fund returned 22.32% compared to 22.68% for the Nasdaq-100(R) Index.

*The Nasdaq-100(R) Index represents the largest and most active non-financial domestic and international securities listed on the Nasdaq Stock Market, based on market value (capitalization).


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
22.32%                 -21.51%

*Inception date of Fund: October 2, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                                                            147
          SCIENCE & TECHNOLOGY FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Fund generated excellent results during the year ended May 31, 2004, outperforming the S&P 500 benchmark but slightly lagging its Lipper peer group due primarily to underweighting the communication equipment sector and stock selection within that group. Underweighting hardware and stock selection within the segment were the main positive drivers of relative performance. In communication equipment, not holding Motorola, which was up 135% during the period, was a large relative detractor from the group as the company reported a great first quarter. Among hardware stocks, overweighting Dell and Lexmark were key contributors to positive relative results.

Overweighting of the software company Intuit, which fell 15%, was more than offset by outperforming stocks such as Adobe Systems, up 27%, and Red Hat, which advanced 171% during the period. Red Hat is a provider of operating platforms based on Linux. Underweighting Texas Instruments helped results in the components segment, while underweighting Broadcom, which rose 72%, detracted from relative performance.

An overweighting in media, including Comcast, Clear Channel Communications, and Viacom--all of which were down--detracted from relative performance, while underweighting UTstarcom and overweighting Cisco Systems were the two main positive contributors in communications equipment.

Our focus remains on companies that are gaining market share, have strong management teams, and are positioned to benefit from an improving economic and IT spending environment.

                                    [CHART]

                      Growth of $10,000 Investment

            Science & Technology Fund        S & P 500/R/ Index*
            -------------------------        ------------------
5/94                $10,000                        $10,000
5/95                 14,861                         12,019
5/96                 23,522                         15,436
5/97                 23,948                         19,978
5/98                 26,546                         26,107
5/99                 39,378                         31,600
5/00                 60,110                         34,911
5/01                 34,721                         31,227
5/02                 20,394                         26,903
5/03                 19,498                         24,732
5/04                 23,637                         29,264

For the year ended May 31, 2004, the Science & Technology Fund returned 21.23% compared to 18.32% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the index in proportion to its market value.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
21.23%         -9.70%           8.98%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

148
               SMALL CAP FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with Founders Asset Management LLC (co-subadviser)

In the 12-month period ended May 31, 2004, the Founders portion of Small Cap Fund returned 28.82%, slightly underperforming the 30.29% return posted by the Fund's benchmark, the Russell 2000 Index.

The year saw the portfolio benefiting greatly from its underweight position relative to its benchmark in the lagging financials sector.

In addition, positive stock selection in the healthcare, information technology, and consumer discretionary sectors buoyed relative portfolio performance for the period. In healthcare, holdings such as Fisher Scientific International Inc., MGI PHARMA, Inc. and Andrx Group were the standouts and greatly enhanced the portfolio's overall return. In technology, Sonic Solutions topped the list of solid contributors. In consumer discretionary, holdings such as Harman International Industries, Advance Auto Parts Inc. and Choice Hotels International Inc. positively contributed during the period.

On a sector basis, the largest detractor to portfolio performance was stock selection in the industrial arena. Although the portfolio's overweight in this sector proved favorable, KVH Industries, Inc. was the single largest detractor to portfolio performance for the period.

Both the portfolio's relative overweight positions and unfavorable stock selection in the energy sector hurt performance. Stock selection here was negatively impacted by Superior Energy Services, Inc.

Poor stock selection in the telecommunication services sector dampened overall performance as well. Boston Communications Group, Inc. was the largest negative contributor to stock selection here.

Other notable negative contributors to stock selection during the period were Merit Medical Systems, Inc. in the healthcare sector, and Cree Inc. and Merix Corp. in the information technology sector.

The portfolio's overweight in cash during the period also created a drag on the portfolio's performance.

A discussion with T. Rowe Price Associates, Inc. (co-subadviser)

The T. Rowe Price portion of the Small Cap Fund lagged the Russell 2000 Index for the 12 months, primarily due to our avoidance of the speculative stocks that dominated most of the period. The market's recent shift toward companies with consistent earnings has helped the portfolio outperform the index year-to-date as our investment approach, which focuses on earnings and cash flow, has returned to favor.

Overweights in Energy and Industrials benefited the portfolio while underweights in Healthcare and Telecommunications services detracted.

Within the Information Technology sector, the largest sector weight within the portfolio, Red Hat and Littlefuse were both positive contributors. Significant detractors included Cabot Microelectronics and Bisys Group.

Lower returns from our materials and health care holdings also hurt relative performance. Our materials holdings were not significant detractors, but not owning several strong performing stocks within the index hurt relative results. These companies included Stillwater Mining and Louisiana Pacific. In healthcare, Trimeris, the portfolio's worst performing stock, declined on problems with the launch and subsequent sales of its HIV inhibitor Fuzeon.

Consumer discretionary stocks dominate the list of top contributors. Harmon International, an automotive multimedia equipment manufacturer, was the best performing stock in the portfolio. Our overweight in Ann Taylor also benefited the portfolio.

                                                                            149
         SMALL CAP FUND - COMPARISON: PORTFOLIO VS. INDEX - CONTINUED



                                    [CHART]

                          Growth of $10,000 Investment

        Small Cap     Russell 2000/R/   Russell 2000/R/     Blended
           Fund           Index*          Growth**          Index***
        ---------     --------------   ---------------     ----------
12/00    $10,000         $10,000          $10,000           $10,000
 5/01      9,090          10,438            9,397             9,920
11/01      8,540           9,755            8,246             8,988
 5/02      8,750          10,386            7,911             9,088
11/02      7,400           8,722            6,561             7,586
 5/03      7,670           9,536            7,152             8,282
11/03      9,370          11,887            9,034            10,392
 5/04      9,750          12,425            9,281            10,770


For the year ended May 31, 2004, the Small Cap Fund returned 27.12% compared to 30.29% for the Russell 2000(R) Index, 29.77% for the Russell 2000(R) Growth Index and 30.04% for the Blended Index.

* The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

** The Russell 2000 Growth(R) Index is constructed to provide a comprehensive and unbiased barometer of the small-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small-cap growth manager's opportunity set.

***The Blended Index is comprised of 50% of the Russell 2000 Growth(R) Index and 50% of the Russell 2000(R) Index.

Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
27.12%                  -0.73%

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future results. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

150
            SMALL CAP INDEX FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between the Fund and the Russell 2000 Index. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark index. In addition, we use index derivatives (futures) to manage cash flow and keep the fund as close to 100% invested as possible.

Our investment decisions are dictated by the index provider's decisions to add, delete or change the weighting of an index component. While we do have discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and therefore, we attempt to implement all index changes coincident with the index.

The three top performing sectors in the Russell 2000 Index during the period were materials, health care and consumer staples. The bottom three sectors were financials, telecommunications and utilities.

Ist Horizon Pharmaceutical, Ditech Communications and Onyx were the best performing stocks in the index, all with triple digit positive returns for the period. Liquidmetal Technology, Cerus and Biopure were the three worst performing stocks, all with double-digit negative returns.

                                    [CHART]

                          Growth of $10,000 Investment

               Small Cap Index Fund           Russell 2000/R/ Index*
               --------------------           ---------------------
5/94                 $10,000                          $10,000
5/95                  10,998                           11,031
5/96                  14,792                           14,991
5/97                  15,903                           16,035
5/98                  19,296                           19,442
5/99                  18,822                           18,919
5/00                  20,746                           20,795
5/01                  21,832                           21,978
5/02                  21,596                           21,867
5/03                  19,751                           20,078
5/04                  25,600                           26,160

For the year ended May 31, 2004, the Small Cap Index Fund returned 29.62% compared to 30.29% for the Russell 2000(R) Index.

*The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
29.62%          6.34%           9.86%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                                                            151
            SOCIAL AWARENESS FUND - COMPARISON: PORTFOLIO VS. INDEX



MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Social Awareness portfolio is managed using risk controlled strategy. The portfolio is constructed so as not to suffer from market conditions. Thus, market volatility generally does not impact the performance of the portfolio.

The Social Awareness portfolio adheres to a social mandate. As such, the portfolio has "built-in" sector bias: for example it is heavily underweighted in the Energy sector because many of the companies do not meet the fund's socially responsible criteria. The portfolio is constructed so as to dampen the impact from these sector biases and to add value through stock selection. During this past year ending May 2004, the underweight in Energy detracted from the Fund's performance; while an overweight in consumer discretionary was positive.

Security selection should be the main driver for excess performance. Positions in Coca Cola, Citigroup, Wells Fargo and the Aflac contributed positively to performance, while CenturyTel, Marsh & McLennan, and Concord all detracted from performance.


                                    [CHART]

                          Growth of $10,000 Investment

                Social Awareness Fund            S & P 500/R/ Index*
                ---------------------            ------------------
5/94                 $10,000                          $10,000
5/95                  11,819                           12,019
5/96                  15,229                           15,436
5/97                  19,871                           19,978
5/98                  25,900                           26,107
5/99                  31,093                           31,600
5/00                  33,421                           34,911
5/01                  29,300                           31,227
5/02                  25,560                           26,903
5/03                  23,543                           24,732
5/04                  27,609                           29,264



For the year ended May 31, 2004, the Social Awareness Fund returned 17.27% compared to 18.32% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
17.27%         -2.35%           10.69%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

152
              STOCK INDEX FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between the Fund and the S&P 500(R) Index. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark index. In addition, we use index derivatives (futures) to manage cash flow and keep the fund as close to 100% invested as possible.

Our investment decisions are dictated by the index provider's decisions to add, delete or change the weighting of an index component. While we do have discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and therefore, we attempt to implement all index changes coincident with the index.

The three top performing sectors in the S&P 500(R) Index during the period were materials, energy and industrials. The bottom three sectors were utilities, healthcare and telecommunication service.

Novell, Autodesk and Louisiana Pacific were the best performing stocks in the index. Qlogic, Delta Airlines and Winn-Dixie were the three worst performing stocks, all with double-digit negative returns.

                                    [CHART]

                          Growth of $10,000 Investment

            Stock Index Fund              S & P 500/R/ Index*
            ----------------              ------------------
5/94             $10,000                        $10,000
5/95              11,998                         12,019
5/96              15,378                         15,436
5/97              19,874                         19,978
5/98              25,895                         26,107
5/99              31,295                         31,600
5/00              34,457                         36,748
5/01              30,712                         31,227
5/02              26,364                         26,903
5/03              24,139                         24,732
5/04              28,460                         29,264



For the year ended May 31, 2004, the Stock Index Fund returned 17.90% compared to 18.32% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
17.90%         -1.88%           11.03%

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                                                            153
                 VALUE FUND - COMPARISON: PORTFOLIO VS. INDEX


MANAGEMENT OVERVIEW

A discussion with Putnam Investment Management, LLC

During the fiscal year ended May 31, 2004, equity markets moved steadily higher through February of 2004 on improving economic conditions and robust corporate earnings before correcting somewhat in the face of the threat of higher interest rates and a worsening situation in the Mideast. The equity market's overall advance contributed to robust absolute returns for the period.

For the fiscal year ended May 31, 2004, the Value Fund outperformed its benchmark, but lagged the S&P 500(R) Index. The portfolio's underperformance was largely the result of unrewarded stock selection within the financials and conglomerates sectors. Positions within consumer cyclicals and health care contributed positively to relative results.

Strength within the consumer cyclicals sector was led by avoiding detractors such as Viacom which fell as advertising sales in local markets hurt the media company. The funds' overweight position to J.C. Penney also added results as operational improvements in the department store and the announced sale of Eckerd drugstores boosted the stock.

Within health care, our overweight to Johnson & Johnson added to results as shares of the pharmaceutical giant have risen on the success of the Cypher stent and selected pharmaceuticals experiencing positive momentum. Our overweight to Cardinal Health, a wholesale drug distributor, witnessed higher earning growth driven by a new compensation model with pharmaceutical manufacturers. Improvements in prescription growth trends and new product launches have also reaccelerated profits.

Despite strong contributions from Tyco and Berkshire Hathaway, portfolio performance was hurt by an overweight to General Electric within the conglomerates sector. Shares of the diversified industrial company have declined due to concerns over the execution risk surrounding the Amersham and Vivendi integrations as well as divestures such as Genworth Financial.

The financial sector was also a drag on relative performance. An underweight to Bank One detracted as shares rose on J.P. Morgan's announcement to purchase Bank One at a premium. Our overweights to Fannie Mae and Freddie Mae were hampered by interest rate worries and the possibility that the government-sponsored enterprises (GSEs) will face tougher regulation in 2004.

                                    [CHART]

                  Growth of $10,000 Investment

         Value Fund     S & P 500/R/ Index*
         ----------     ------------------
12/01     $10,000            $10,000
 2/02       9,748              9,664
 5/02       9,711              9,350
 8/02       8,356              8,060
11/02       8,427              8,276
 2/03       7,573              7,472
 5/03       8,739              8,596
 8/03       9,033              9,031
11/03       9,562              9,524
 2/04      10,483             10,349
 5/04      10,225             10,171


For the year ended May 31, 2004, the Value Fund returned 17.01% compared to 18.32% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.






Average Annual Total Returns as of May 31, 2004
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
17.01%                  0.93%

*Inception date of Fund: December 31, 2001

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Contract for mortality and expense guarantees, administrative fees or surrender charges.

154
                               VALIC COMPANY I



BOARD OF DIRECTORS
Judith L. Craven
Paige T. Davis
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
175 Water Street
New York, New York 10038

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Founders Asset Management, LLC
210 University Boulevard, Suite 800
Denver, Colorado 80206

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

WM Advisors, Inc.
1201 Third Avenue
Seattle, Washington 98101

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
INDEPENDENT AUDITORS
Ernst & Young LLP
1401 McKinney, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
 President and Chief Executive Officer
John Packs,
 Vice President and Senior Investment Officer
Gregory R. Kingston,
 Treasurer and Chief Financial Officer
Nori L. Gabert,
 Vice President and Secretary
Cynthia A. Gibbons,
 Chief Compliance Officer and Assistant Secretary
Robert M. Zakem,
 Vice President and Assistant Secretary
Donna Handel,
 Vice President and Assistant Treasurer
Kathryn A. Pearce,
 Assistant Treasurer
Donald H. Guire,
 Assistant Treasurer

 This report is for the information of the shareholders and variable contract owners participating in the VALIC Company I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 448-2542. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

                                                                            155
                               VALIC COMPANY I


                                                               AIG VALIC ONLINE

                                                                 Account Access

                        Manage your account on the Web through AIG VALIC
                        Online!

   You must establish a Enjoy quick, easy and secure access -- now or anytime. Personal Identification Go to www.aigvalic.com, and click on "AIG VALIC
    Number (PIN) before Online" in the Login Section.
    using the automated You'll find these exciting features:
      account services.
  Your PIN is valid for .  View your current portfolio valuation.
both AIG VALIC by Phone .  View your account and transaction confirmation
      at 1.800.428.2542    statements.
  and AIG VALIC Online. .  View fund performance and unit values.
                        .  View your transaction history.
                        .  View information about your financial advisor.
                        .  Change your Personal Identification Number (PIN).
                        .  Change your address, e-mail and telephone number.
                        .  Change your allocation of future contributions.
                        .  Transfer money among investment options.
                        .  Rebalance account to your desired allocation mix.
                        .  Perform loan modeling.
                        .  Request forms for a variety of services.
                        .  Enroll in the electronic document delivery service.

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!
                        To set up a PIN through AIG VALIC Online:
                        .  Go to www.aigvalic.com.
                        .  Click "AIG VALIC Online" in the Login Section.
                        .  Click "I am a new user".
                        .  Enter the information required to establish a new
                           PIN.
                        . Click "I Agree" to accept AIG VALIC's access agreement (required).
                        . Verify and/or update your address, e-mail and telephone number information.
                        Your PIN setup is complete when the Client Summary screen appears.
                        This PIN is valid for both AIG VALIC by Phone at
                        1.800.428.2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC's toll-free automated phone line for 24-hour access to your account.

                                   PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                 LANCASTER, PA
                                PERMIT NO. 1765
VL 9530 VER 05/04

                                                          PRSRT STD
                                                        U.S. POSTAGE
                                                            PAID
                                                        LANCASTER, PA
                                                       PERMIT NO. 1765
   VALIC Company I
   P.O. Box 3206
   Houston, Texas 77253-3206

Item 2. Code of Ethics.

VALIC Company I ("the Registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, the Registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Registrant's financial statements, supervise the Registrant's preparation of its financial statements, and oversee the work of the Registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

        (a)-(d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant's principal accountant were as follows:

                                                    2003             2004
                        Audit Fees               $ 378,161        $ 501,347
                        Audit-Related Fees       $ 193,938        $ 124,775
                        Tax Fees                 $  79,825        $  82,325
                        All Other Fees           $       0        $       0

                Audit Fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

                (e)

                        (1) The Registrant's audit committee pre-approves all audit services provided by the Registrant's principal accountant for the Registrant and all non-audit services provided by the Registrant's principal accountant for the Registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Registrant.

                        (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                (f)     Not Applicable.

                (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Registrant's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the Registrant for 2004 and 2003 were $430,623 and $580,738, respectively.

                (h) Non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Series's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 11. Exhibits.

        (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

                (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: August 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: August 6, 2004

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: August 6, 2004